As filed with the Securities and Exchange Commission on April 23, 2004

                                            1933 Act Registration No.: 333-52568
                                            1940 Act Registration No.: 811-10231
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549


                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]


                        Post-Effective Amendment No. 4                      [X]

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [ ]

                               Amendment No. 15                             [X]

                  LINCOLN LIFE VARIABLE ANNUITY ACCOUNT W
                           (Exact Name of Registrant)

                       Wells Fargo New Directions Access

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           1300 South Clinton Street
                             Post Office Box 1110
                          Fort Wayne, Indiana  46801
             (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, including Area Code:  (260)455-2000

                         Elizabeth A. Frederick, Esq.
                  The Lincoln National Life Insurance Company
                              1300 S. Clinton St.
                             Post Office Box 1110
                          Fort Wayne, Indiana  46802
                   (Name and Address of Agent for Service)


                                    Copy to:

                             Mary Jo Ardington, Esq.
                   The Lincoln National Life Insurance Company
                             1300 S. Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801


            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

     [X] on May 1, 2004, pursuant to paragraph (b) of Rule 485

     [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

     [ ] on            pursuant to paragraph (a)(1) of Rule 485
           ------------

                   Title of securities being registered:
 Interests in a separate account under individual flexible premium deferred variable annuity contracts.

Wells Fargo New Directions AccessSM
Lincoln Life Variable Annuity Account W
Individual Variable Annuity Contracts
Home Office:
The Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, IN 46802-7866
www.LincolnRetirement.com
1-800-458-0822
This prospectus describes the individual flexible premium deferred variable annuity contract that is issued by The Lincoln National Life Insurance Company (Lincoln Life). It is primarily for use with nonqualified plans and qualified retirement plans under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. Qualified retirement plans already provide for tax deferral. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. The contract is designed to accumulate contract value and to provide retirement income that you cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount or a combination of both. If you die before the annuity commencement date, we will pay your beneficiary a death benefit. In the alternative, you generally may choose to receive a death benefit upon the death of the annuitant.
The minimum initial purchase payment for the contract is $25,000 . Additional purchase payments may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually.
Except as noted below, you choose whether your contract value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting purchase payments or transfers into the fixed side of the contract at anytime. If your purchase payments are in the fixed account, we guarantee your principal and a minimum interest rate. For the life of your contract or during certain periods, we may impose restrictions on the fixed account. Also, an interest adjustment may be applied to any withdrawal, surrender or transfer from the fixed account before the expiration date of a guaranteed period.
All purchase payments for benefits on a variable basis will be placed in
Lincoln Life Variable Annuity Account W (variable annuity account [VAA]). The VAA is a segregated investment account of Lincoln Life. You take all the investment risk on the contract value and the retirement income for amounts placed into one or more of the contract's variable options. If the subaccounts you select make money, your contract value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the subaccounts you select. We do not guarantee how any of the variable options or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or governmental agency.
The available funds are listed below:
AIM Variable Insurance Funds (Series II):
     AIM V.I. Government Securities Fund
     AIM V.I. Growth Fund
     AIM V.I. Premier Equity Fund
AllianceBernstein Variable Products Series Fund (Class B):
     AllianceBernstein Small Cap Value Portfolio
     AllianceBernstein Technology Portfolio
American Funds Insurance SeriesSM (Class 2):
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund
     American Funds International Fund
Delaware VIP Trust (Service Class):
     Delaware VIP Emerging Markets Series
     Delaware VIP High Yield Series
     Delaware VIP Large Cap Value Series
     Delaware VIP REIT Series
   Delaware VIP Small Cap Value Series
     Delaware VIP Trend Series
     Delaware VIP U.S Growth Series
Evergreen Variable Annuity Trust:
     VA Omega Fund
     VA Special Equity Fund
     VA Strategic Income Fund
Fidelity (Reg. TM) Variable Insurance Products (Service Class 2):
     Fidelity (Reg. TM) Contrafund Portfolio
     Fidelity (Reg. TM) Growth Opportunities Portfolio
     Fidelity (Reg. TM) Overseas Portfolio
Lincoln Variable Insurance Products Trust (Standard Class):
   Lincoln VIP Aggressive Growth Fund
     Lincoln VIP Global Asset Allocation Fund
MFS (Reg. TM) Variable Insurance TrustSM (Service Class):
     MFS (Reg. TM) Capital Opportunities Series
     MFS (Reg. TM) Emerging Growth Series
     MFS (Reg. TM) Utilities Series
Neuberger Berman Advisers Management Trust:
     Neuberger Berman AMT Balanced Portfolio
     Neuberger Berman AMT Mid-Cap Growth Portfolio
     Neuberger Berman AMT Regency Portfolio
                                                                               1
Putnam Variable Trust (Class IB):
     Putnam VT Growth & Income Fund
Scudder Investment VIT Funds Trust:
     Scudder VIT Equity 500 Index Fund
Wells Fargo Variable Trust:
     Asset Allocation Fund
     Equity Income Fund
     Equity Value Fund
     Growth Fund
     International Equity Fund
     Large Company Growth Fund
     Money Market Fund
     Small Cap Growth Fund
     Total Return Bond Fund
This prospectus gives you information about the contracts that you should know before you decide to buy a contract and make purchase payments. You should also review the prospectuses for the funds that accompany this prospectus, and keep all prospectuses for future reference.
Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
More information about the contracts is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: The Lincoln National Life Insurance Company, PO Box 7866, Fort Wayne, IN 46802-7866, or call 1-800-458-0822. The SAI and other information about Lincoln Life and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.
May 1, 2004
2
Table of Contents

Item                                                                  Page
Special terms                                                          4
Expense tables                                                         5
Summary of common questions                                            8
The Lincoln National Life Insurance Company                           10
Variable annuity account (VAA)                                        10
Investments of the variable annuity account                           10
Charges and other deductions                                          14
The contracts                                                         15
 Purchase payments                                                    16
 Transfers on or before the annuity commencement date                 16
 Death benefit                                                        19
 Surrenders and withdrawals                                           23
 i4LIFE (Reg. TM) Advantage                                           24
 Annuity payouts                                                      27
 Fixed side of the contract                                           29
Federal tax matters                                                   31
Additional information                                                35
 Voting rights                                                        35
 Return privilege                                                     35
 Other information                                                    36
 Legal proceedings                                                    36
Statement of Additional Information
Table of Contents for Lincoln Life Variable Annuity Account W         37
Appendix A - Condensed financial information                          A-1

                                                                               3
Special terms
In this prospectus, the following terms have the indicated meanings:
Account or variable annuity account (VAA) - The segregated investment account, Account W, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.
Accumulation unit - A measure used to calculate contract value for the variable side of the contract before the annuity commencement date.
Annuitant - The person on whose life the annuity benefit payments are based, and upon whose life a death benefit may be paid.
Annuity commencement date - The valuation date when funds are withdrawn or converted into annuity units or fixed dollar payout for payment of retirement income benefits under the annuity payout option you select.
Annuity payout - An amount paid at regular intervals after the annuity commencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.
Annuity unit - A measure used to calculate the amount of annuity payouts for the variable side of the contract after the annuity commencement date. See Annuity payouts.
Beneficiary - The person you choose to receive any death benefit paid if you die before the annuity commencement date.
Contractowner (you, your, owner) - The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the beneficiary, etc.). Usually, but not always, the contractowner is the annuitant.
Contract value - At a given time before the annuity commencement date, the total value of all accumulation units for a contract plus the value of the fixed side of the contract, if any.
Contract year - Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.
Death benefit - Before the annuity commencement date, the amount payable to your designated beneficiary if the contractowner dies or, if selected, to the contractowner if the annuitant dies. See The contracts - Death benefit for a description of the various death benefit options.
i4LIFE (Reg. TM) Advantage - An income program which combines periodic variable lifetime income payments with the ability to make withdrawals during a defined period.
Lincoln Life (we, us, our) - The Lincoln National Life Insurance Company. Purchase payments - Amounts paid into the contract.
Subaccount - The portion of the VAA that reflects investments in accumulation and annuity units of a class of a particular fund available under the contracts. There is a separate subaccount which corresponds to each class of a fund.
Valuation date - Each day the New York Stock Exchange (NYSE) is open for trading.
Valuation period - The period starting at the close of trading (normally 4:00 p.m. New York time) on each day that the NYSE is open for trading (valuation date) and ending at the close of such trading on the next valuation date.
4
Expense tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.
The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options and/or the fixed account. State premium taxes may also be deducted.
Contractowner Transaction Expenses:
We may apply the interest adjustment to amounts being withdrawn, surrendered or transferred from a guaranteed period account only (except for dollar cost averaging, portfolio rebalancing, cross-reinvestment and regular income payments under i4LIFE (Reg. TM) Advantage). See Fixed side of the contract.
The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.
Annual Account Fee: $40*
Separate Account Annual Expenses: (as a percentage of average daily net assets in the subaccounts):

                                                                                 Enhanced Guaranteed        Guarantee of
                                                  With Estate Enhancement        Minimum death              Principal death
                                                  Benefit Rider (EEB)            benefit (EGMDB)            benefit
                                                  -------------------------      ---------------------      ----------------
o        Mortality and expense risk charge                 1.50%                        1.30%                    1.20%
o        Administrative charge                             0.15%                        0.15%                    0.15%
                                                            ----                         ----                     ----
o        Total annual charge for each
         subaccount                                        1.65%                        1.45%                    1.35%

* The account fee will be waived if your contract value is $100,000 or more at the end of any particular year. This account fee may be less in some states and will be waived after the fifteenth contract year.
The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2003. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.

                                                      Minimum        Maximum
                                                     ---------      --------
Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets,
including management fees, distribution and/or
service (12b-1) fees, and other expenses):           0.30%          1.88%
Net Total Annual Fund Operating Expenses
(after contractual waivers/reimbursements*):         0.30%          1.75%

* Several of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund fees and expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2005.
                                                                               5
The following table shows the expenses charged by each fund for the year ended December 31, 2003:
(as a percentage of each fund's average net assets):

                                                                              Management
                                                                             Fees (before
                                                                             any waivers/
                                                                            reimbursements)      +
AIM V.I. Growth Fund (Series II) (1)                                        0.63        %
AIM V.I. Govt Securities (Series II) (1)                                    0.47
AIM V.I. Premier Equity Fund (Series II) (1)                                0.61
AllianceBernstein Small Cap Value(class B) (2)                              1.00
AllianceBernstein Technology (class B) (2)                                  1.00
American Funds Global Small Capitalization Fund (class 2)                   0.80
American Funds Growth Fund (class 2)                                        0.37
American Funds International Fund (class 2)                                 0.57
Delaware VIP Emerging Markets Series (Service class)(3)                     1.25
Delaware VIP Large Cap Value Series (Service class)(4)                      0.65
Delaware VIP High Yield Series (Service class)(4)                           0.77
Delaware VIP REIT Series (Service class)(5)                                 0.75
Delaware VIP Small Cap Value Series (Service class)(5)                      0.75
Delaware VIP Trend Series (Service class)(5)                                0.75
Delaware VIP U.S. Growth Series (Service Class)(4)                          0.65
Evergreen VA Omega Fund                                                     0.52
Evergreen VA Special Equity Fund                                            0.92
Evergreen VA Strategic Income Fund                                          0.49
Fidelity (Reg. TM) VIP Contrafund Portfolio (Service class 2)               0.58
Fidelity (Reg. TM) VIP Growth Opportunities (Service class 2)               0.58
Fidelity (Reg. TM) VIP Overseas Portfolio (Service class 2)                 0.73
Lincoln VIP Aggressive Growth Fund (Standard class)                         0.74
Lincoln VIP Global Asset Allocation Fund (Standard class)                   0.74
MFS (Reg. TM) VIT Capital Opportunities Series (Service class)(6)(7)        0.75
MFS (Reg. TM) VIT Emerging Growth Series (Service class)(7)                 0.75
MFS (Reg. TM) VIT Utilities Series (Service class)(7)                       0.75
Neuberger Berman Balanced Portfolio                                         0.85
Neuberger Berman Mid-Cap Growth Portfolio                                   0.84
Neuberger Berman Regency Portfolio                                          0.85
Putman VT Growth & Income Fund (class 1B)                                   0.48
Scudder VIT Equity 500 Index Fund (Class A)(8)                              0.20
WFVT Asset Allocation Fund(9)                                               0.55
WFVT Equity Income Fund(9)                                                  0.55
WFVT Equity Value Fund(9)                                                   0.55
WFVT Growth Fund(9)                                                         0.55
WFVT International Equity Fund(9)                                           0.75
WFVT Large Company Growth(9)                                                0.55
WFVT Money Market Fund(9)                                                   0.40
WFVT Small Cap Growth Fund(9)                                               0.75
WFVT Total Return Bond Fund(9)                                              0.45
                                                                              12b-1 Fees                  Other Expenses
                                                                              (before any                   (before any
                                                                               waivers/                      waivers/
                                                                            reimbursements)      +        reimbursements)
AIM V.I. Growth Fund (Series II) (1)                                        0.25        %                 0.27        %
AIM V.I. Govt Securities (Series II) (1)                                    0.25                          0.29
AIM V.I. Premier Equity Fund (Series II) (1)                                0.25                          0.24
AllianceBernstein Small Cap Value(class B) (2)                              0.25                          0.28
AllianceBernstein Technology (class B) (2)                                  0.25                          0.12
American Funds Global Small Capitalization Fund (class 2)                   0.25                          0.03
American Funds Growth Fund (class 2)                                        0.25                          0.02
American Funds International Fund (class 2)                                 0.25                          0.06
Delaware VIP Emerging Markets Series (Service class)(3)                     0.30                          0.33
Delaware VIP Large Cap Value Series (Service class)(4)                      0.30                          0.10
Delaware VIP High Yield Series (Service class)(4)                           0.30                          0.12
Delaware VIP REIT Series (Service class)(5)                                 0.30                          0.11
Delaware VIP Small Cap Value Series (Service class)(5)                      0.30                          0.11
Delaware VIP Trend Series (Service class)(5)                                0.30                          0.09
Delaware VIP U.S. Growth Series (Service Class)(4)                          0.30                          0.10
Evergreen VA Omega Fund                                                     0.00                          0.20
Evergreen VA Special Equity Fund                                            0.00                          0.26
Evergreen VA Strategic Income Fund                                          0.00                          0.29
Fidelity (Reg. TM) VIP Contrafund Portfolio (Service class 2)               0.25                          0.10
Fidelity (Reg. TM) VIP Growth Opportunities (Service class 2)               0.25                          0.16
Fidelity (Reg. TM) VIP Overseas Portfolio (Service class 2)                 0.25                          0.18
Lincoln VIP Aggressive Growth Fund (Standard class)                         0.00                          0.16
Lincoln VIP Global Asset Allocation Fund (Standard class)                   0.00                          0.32
MFS (Reg. TM) VIT Capital Opportunities Series (Service class)(6)(7)        0.25                          0.19
MFS (Reg. TM) VIT Emerging Growth Series (Service class)(7)                 0.25                          0.12
MFS (Reg. TM) VIT Utilities Series (Service class)(7)                       0.25                          0.17
Neuberger Berman Balanced Portfolio                                         0.00                          0.26
Neuberger Berman Mid-Cap Growth Portfolio                                   0.00                          0.04
Neuberger Berman Regency Portfolio                                          0.00                          0.31
Putman VT Growth & Income Fund (class 1B)                                   0.25                          0.05
Scudder VIT Equity 500 Index Fund (Class A)(8)                              0.00                          0.10
WFVT Asset Allocation Fund(9)                                               0.25                          0.22
WFVT Equity Income Fund(9)                                                  0.25                          0.26
WFVT Equity Value Fund(9)                                                   0.25                          0.40
WFVT Growth Fund(9)                                                         0.25                          0.33
WFVT International Equity Fund(9)                                           0.25                          0.59
WFVT Large Company Growth(9)                                                0.25                          0.26
WFVT Money Market Fund(9)                                                   0.25                          0.24
WFVT Small Cap Growth Fund(9)                                               0.25                          0.25
WFVT Total Return Bond Fund(9)                                              0.25                          0.27
                                                                                                                 Total
                                                                                     Total Expenses           Contractual
                                                                                       (before any             waivers/
                                                                                        waivers/            reimbursements
                                                                            =        reimbursements)           (if any)
AIM V.I. Growth Fund (Series II) (1)                                                 1.15        %
AIM V.I. Govt Securities (Series II) (1)                                             1.01
AIM V.I. Premier Equity Fund (Series II) (1)                                         1.10
AllianceBernstein Small Cap Value(class B) (2)                                       1.53
AllianceBernstein Technology (class B) (2)                                           1.37
American Funds Global Small Capitalization Fund (class 2)                            1.08
American Funds Growth Fund (class 2)                                                 0.64
American Funds International Fund (class 2)                                          0.88
Delaware VIP Emerging Markets Series (Service class)(3)                              1.88                 (0.13)          %
Delaware VIP Large Cap Value Series (Service class)(4)                               1.05                 (0.05)
Delaware VIP High Yield Series (Service class)(4)                                    1.19                 (0.14)
Delaware VIP REIT Series (Service class)(5)                                          1.16                 (0.05)
Delaware VIP Small Cap Value Series (Service class)(5)                               1.16                 (0.05)
Delaware VIP Trend Series (Service class)(5)                                         1.14                 (0.05)
Delaware VIP U.S. Growth Series (Service Class)(4)                                   1.05                 (0.05)
Evergreen VA Omega Fund                                                              0.72
Evergreen VA Special Equity Fund                                                     1.18
Evergreen VA Strategic Income Fund                                                   0.78
Fidelity (Reg. TM) VIP Contrafund Portfolio (Service class 2)                        0.93
Fidelity (Reg. TM) VIP Growth Opportunities (Service class 2)                        0.99
Fidelity (Reg. TM) VIP Overseas Portfolio (Service class 2)                          1.16
Lincoln VIP Aggressive Growth Fund (Standard class)                                  0.90
Lincoln VIP Global Asset Allocation Fund (Standard class)                            1.06
MFS (Reg. TM) VIT Capital Opportunities Series (Service class)(6)(7)                 1.19                 (0.04)
MFS (Reg. TM) VIT Emerging Growth Series (Service class)(7)                          1.12
MFS (Reg. TM) VIT Utilities Series (Service class)(7)                                1.17
Neuberger Berman Balanced Portfolio                                                  1.11
Neuberger Berman Mid-Cap Growth Portfolio                                            0.88
Neuberger Berman Regency Portfolio                                                   1.16
Putman VT Growth & Income Fund (class 1B)                                            0.78
Scudder VIT Equity 500 Index Fund (Class A)(8)                                       0.30
WFVT Asset Allocation Fund(9)                                                        1.02                 (0.02)
WFVT Equity Income Fund(9)                                                           1.06                 (0.06)
WFVT Equity Value Fund(9)                                                            1.20                 (0.20)
WFVT Growth Fund(9)                                                                  1.13                 (0.13)
WFVT International Equity Fund(9)                                                    1.59                 (0.59)
WFVT Large Company Growth(9)                                                         1.06                 (0.06)
WFVT Money Market Fund(9)                                                            0.89                 (0.14)
WFVT Small Cap Growth Fund(9)                                                        1.25                 (0.05)
WFVT Total Return Bond Fund(9)                                                       0.97                 (0.07)
                                                                            Total Expenses
                                                                                (after
                                                                             Contractual
                                                                               waivers/
                                                                            reimbursements
                                                                                  s)
AIM V.I. Growth Fund (Series II) (1)
AIM V.I. Govt Securities (Series II) (1)
AIM V.I. Premier Equity Fund (Series II) (1)
AllianceBernstein Small Cap Value(class B) (2)
AllianceBernstein Technology (class B) (2)
American Funds Global Small Capitalization Fund (class 2)
American Funds Growth Fund (class 2)
American Funds International Fund (class 2)
Delaware VIP Emerging Markets Series (Service class)(3)                     1.75        %
Delaware VIP Large Cap Value Series (Service class)(4)                      0.90
Delaware VIP High Yield Series (Service class)(4)                           1.05
Delaware VIP REIT Series (Service class)(5)                                 1.11
Delaware VIP Small Cap Value Series (Service class)(5)                      1.11
Delaware VIP Trend Series (Service class)(5)                                1.09
Delaware VIP U.S. Growth Series (Service Class)(4)                          1.00
Evergreen VA Omega Fund
Evergreen VA Special Equity Fund
Evergreen VA Strategic Income Fund
Fidelity (Reg. TM) VIP Contrafund Portfolio (Service class 2)
Fidelity (Reg. TM) VIP Growth Opportunities (Service class 2)
Fidelity (Reg. TM) VIP Overseas Portfolio (Service class 2)
Lincoln VIP Aggressive Growth Fund (Standard class)
Lincoln VIP Global Asset Allocation Fund (Standard class)
MFS (Reg. TM) VIT Capital Opportunities Series (Service class)(6)(7)        1.15
MFS (Reg. TM) VIT Emerging Growth Series (Service class)(7)
MFS (Reg. TM) VIT Utilities Series (Service class)(7)
Neuberger Berman Balanced Portfolio
Neuberger Berman Mid-Cap Growth Portfolio
Neuberger Berman Regency Portfolio
Putman VT Growth & Income Fund (class 1B)
Scudder VIT Equity 500 Index Fund (Class A)(8)
WFVT Asset Allocation Fund(9)                                               1.00
WFVT Equity Income Fund(9)                                                  1.00
WFVT Equity Value Fund(9)                                                   1.00
WFVT Growth Fund(9)                                                         1.00
WFVT International Equity Fund(9)                                           1.00
WFVT Large Company Growth(9)                                                1.00
WFVT Money Market Fund(9)                                                   0.75
WFVT Small Cap Growth Fund(9)                                               1.20
WFVT Total Return Bond Fund(9)                                              0.90

(1) As a result of a reorganization of another fund into the Fund, which occurred on April 30, 2004, the Fund's Total Expenses have been restated
     to reflect current expenses.
(2) Total expenses do not reflect Alliance's waiver of a portion of its advisory fee. This waiver is effective as of January 1, 2004 and the fee reduction is expected to continue for a period of at least five years. The advisory fees
6
    after waiver for each Portfolio and, after giving effect to the advisory fee waiver, total expenses are as follows: VP Small Cap Value (0.75%, 1.28%); VP Technology (0.75%, 1.12%).
(3) For the period May 1, 2002 through April 30, 2004, the adviser contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 1.50%. Effective May 1, 2004 through April 30, 2005, the adviser has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 1.50%. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2004 through April 30, 2005, Delaware Distributors, L.P. has contracted to limit the Service
     Class shares 12b-1 fee to no more than 0.25%.
(4) For the period May 1, 2002 through April 30, 2004, the adviser contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.80%. Effective May 1, 2004 through April 30, 2005, the adviser has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.80%. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2004 through April 30, 2005, Delaware Distributors, L.P. has contracted to limit the Service
     Class shares 12b-1 fee to no more than 0.25%.
(5) For the period May 1, 2002 through April 30, 2004, the adviser contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.95%. Effective May 1, 2004 through April 30, 2005, the adviser has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.95%. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2004 through April 30, 2005, Delaware Distributors, L.P. has contracted to limit the Service
     Class shares 12b-1 fee to no more than 0.25%.
(6) MFS has contractually agreed, subject to reimbursement to bear the series' expenses such that "Other Expenses" (after taking into account the expense offset and brokerage arrangements described in Footnote 7), do not exceed 0.15% annually. This contractual arrangements may not be changed without approval of the Board of Trustees which oversees the series. The reimbursement agreement will terminate on the earlier of December 31, 2004 or such date as all expenses previously borne by MFS under the agreement have been paid by the series.
(7) Each series has a voluntary expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. This arrangement can be discontinued at anytime. "Other Expenses" do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Total Expenses" would be lower for each series and would equal 1.11% for Emerging Growth and 1.16% for Utilities. There were no fee reductions for the Capital Opportunities.
(8) Pursuant to their respective agreements with Scudder VIT Funds, the manager, the underwriter and the accounting agent have contractually agreed for the one year period commencing on May 1, 2004 to limit their respective fees and to reimburse other expenses to the extent necessary to limit total expenses to 0.30%.
(9) Expenses have been adjusted as necessary from amounts incurred during the Funds' most recent fiscal year to reflect current fees and expenses. The adviser has committed through April 30, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.
For information concerning compensation paid for the sale of the contracts, see Distribution of the contracts.
                                                                               7
EXAMPLES
This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.
The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EEB is in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:

 1 year        3 years        5 years        10 years
--------      ---------      ---------      ---------
   $359        $1,091         $1,845         $3,827

2) If you annuitize or do not surrender your contract at the end of the applicable time period:

 1 year        3 years        5 years        10 years
--------      ---------      ---------      ---------
   $359        $1,091         $1,845         $3,827

For more information, see Charges and other deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income or annuity payouts are made. See The contracts - i4LIFE (Reg. TM) Advantage and Annuity payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.
Summary of common questions
What kind of contract am I buying? It is an individual variable and/or interest adjusted, if applicable, annuity contract between you and Lincoln Life. This prospectus primarily describes the variable side of the contract. See The contracts. The contract and certain riders, benefits, service features and enhancements may not be available in all states, and the charges may vary in certain states. Please check with your investment representative regarding their availability.
What is the variable annuity account (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable annuity account.
What are my investment choices? Based upon your instruction for purchase payments, the VAA applies your purchase payments to buy shares in one or more of the investment options. See Investments of the variable annuity account - Description of the funds.
Who invests my money? Several different investment advisers manage the investment options. See Investments of the variable annuity account - Description of the funds.
How does the contract work? If we approve your application, we will send you a contract. When you make purchase payments during the accumulation phase, you buy accumulation units. If you decide to receive an annuity payout, your accumulation units are converted to annuity units. Your annuity payouts will be based on the number of annuity units you received and the value of each annuity unit on payout days. See The contracts.
What charges do I pay under the contract? We will deduct any applicable premium tax from purchase payments or contract value at the time the tax is incurred or at another time we choose.
We charge an account fee of $40 on any contract anniversary if the contract value is less than $100,000. This account fee may be less in some states and will be waived after the fifteenth contract year. See Charges and other deductions.
We apply a charge to the daily net asset value of the VAA and those charges are:

                                                                                 Enhanced Guaranteed        Guarantee of
                                                  With Estate Enhancement        Minimum death              Principal death
                                                  Benefit Rider (EEB)            benefit (EGMDB)            benefit
                                                  -------------------------      ---------------------      ----------------
o        Mortality and expense risk charge                 1.50%                        1.30%                    1.20%
o        Administrative charge                             0.15%                        0.15%                    0.15%
                                                            ----                         ----                     ----
o        Total annual charge for each
         subaccount                                        1.65%                        1.45%                    1.35%

8
See Charges and other deductions.
The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.
The surrender, withdrawal or transfer of value from a fixed account guaranteed period may be subject to the interest adjustment, if applicable. See Fixed side of the contract.
Charges may also be imposed during the regular income or annuity payout period, including i4LIFE (Reg. TM) Advantage, if elected. See The contracts and Annuity payouts.
For information about the compensation we pay for sales of contracts, see Distribution of the Contracts.
What purchase payments do I make, and how often? Subject to the minimum and maximum payment amounts, your payments are completely flexible. See The contracts - Purchase payments.
How will my annuity payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving annuity payouts from your contract as a fixed option or variable option or a combination of both. See Annuity payouts - Annuity options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.
What is i4LIFE (Reg. TM) Advantage? i4LIFE (Reg. TM) Advantage is an income program that provides periodic variable lifetime income payments, a death benefit, and the ability to make purchase payments (IRA contracts only) and withdrawals during a defined period of time. We assess a charge, imposed only during the i4LIFE (Reg. TM) Advantage payout phase, based on the i4LIFE (Reg.
TM) Advantage death benefit you choose.
What happens if I die before I annuitize? Your beneficiary will receive death benefit proceeds based upon the death benefit you select. Your beneficiary has options as to how the death benefit is paid. In the alternative, you may choose to receive a death benefit on the death of the annuitant. See The contracts - Death benefit.
May I transfer contract value between variable options and between the variable and fixed sides of the contract? Yes, subject to currently effective restrictions. For example, transfers made before the annuity commencement date are generally restricted to no more than twelve (12) per contract year. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The contracts - Transfers on or before the annuity commencement date and Transfers after the annuity commencement date.
May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 59
1/2, a 10% Internal Revenue Service (IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to 20% withholding. See Federal tax matters.
Do I get a free look at this contract? Yes. You can cancel the contract within ten days (in some states longer) of the date you first receive the contract.
You need to return the contract, postage prepaid, to our Home office. In most states you assume the risk of any market drop on purchase payments you allocate to the variable side of the contract. See Return privilege.
Where may I find more information about accumulation unit values? The Appendix to this prospectus provides more information about accumulation unit values. Investment results
At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.
During extended periods of low interest rates, the yields of any subaccount investing in a money market fund may also become extremely low and possibly negative.
The money market yield figure and annual performance of the subaccounts are based on past performance and do not indicate or represent future performance. Financial statements
The financial statements of the VAA and for us are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-800-458-0822.
                                                                               9
The Lincoln National Life Insurance Company
The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana-domiciled insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana.
Variable annuity account (VAA)
On November 28, 2000, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act).
The SEC does not supervise the VAA or Lincoln Life. The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.
The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their subaccounts, and they offer different benefits.
Investments of the variable annuity account
You decide the subaccount(s) to which you allocate purchase payments. There is a separate subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.
Investment Advisers
As compensation for its services to the fund, the investment adviser receives a fee from the fund which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectus for the fund.
With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may compensate us (or an affiliate) for administrative, distribution, or other services. We also may receive 12b-1 fees from funds. Some funds may compensate us significantly more than other funds and the amount we receive may be substantial. It is anticipated that such compensation will be based on assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). As of the date of this prospectus, we were receiving compensation from each fund company.
Description of the funds
Each of the subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.
Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.
Following are brief summaries of the fund description. More detailed information may be obtained from the current prospectus for the fund which accompanies this booklet. You should read each fund prospectus carefully before investing. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.

 FUND NAME         FUND DESCRIPTION         MANAGER

 AIM V.I. Government         High current income         AIM Advisors, Inc.
Securities Fund

 AIM V.I. Growth Fund         Capital appreciation         AIM Advisors, Inc.

10

 AIM V.I. Premier Equity         Long-term growth         AIM Advisors, Inc.
Fund

 AllianceBernstein Small         Long-term growth         Alliance Capital
Cap Value Portfolio                                      Management, L.P.

 AllianceBernstein           Maximum capital appreciation         Alliance Capital
Technology Portfolio                                             Management, L.P.

 American Funds Global         Long-term growth         Capital Research and
Small Capitalization                                   Management Company
Fund

 American Funds Growth         Long-term growth         Capital Research and
Fund                                                   Management Company

 American Funds            Long-term Growth         Capital Research and
International Fund                                 Management Company

 Delaware VIP Emerging         Capital Appreciation         Delaware Management
Markets Series                                             Company

 Delaware VIP High Yield         Capital Appreciation         Delaware Management
Series                                                       Company

 Delaware VIP Large Cap         Growth and Income         Delaware Management
Value Series                                             Company

 Delaware VIP REIT         Total Return         Delaware Management
Series                                         Company

 Delaware VIP Small Cap         Capital Appreciation         Delaware Management
Value Series                                                Company

 Delaware VIP Trend         Capital Appreciation         Delaware Management
Series                                                  Company

 Delaware VIP U.S.         Capital Appreciation         Delaware Management
Growth Series                                          Company

 Evergreen VA Omega         Long-term capital growth         Evergreen Investment
Fund                                                        Management Company

 Evergreen VA Special         Capital growth         Meridian Investment
Equity Fund                                         Company

 Evergreen VA Strategic         High current income and capital growth         Evergreen Investment
Income Fund                                                                   Management Company

 Fidelity (Reg. TM) VIP                Long-term capital appreciation.         Fidelity Management
Contrafund (Reg. TM) Portfolio                                                and Research Company

 Fidelity (Reg. TM) VIP Growth         Capital appreciation.         Fidelity Management
Portfolio                                                           and Research Company

                                                                              11

 Fidelity (Reg. TM) VIP Overseas         Long-term growth         Fidelity Management
Portfolio                                                        and Research Company

 Lincoln VIP Aggressive         Maximum capital appreciation         Delaware Management
Growth Fund                                                         Company Sub-advised
                                                                    by T. Rowe Price
                                                                    Associates, Inc.

 Lincoln VIP Global           Total Return         Delaware Management
Asset Allocation Fund                             Company Sub-advised
                                                  by UBS Global Asset
                                                  Management

 MFS (Reg. TM) VIT Capital         Capital appreciation.         Massachusetts Financial
Opportunities Series                                            Services Company

 MFS (Reg. TM) VIT Emerging         Long-term growth         Massachusetts Financial
Growth Series                                               Services Company

 MFS (Reg. TM) VIT Utilities         Growth and Income         Massachusetts Financial
Series                                                        Services Company

 Neuberger Berman AMT         Growth and Income         Neuberger Berman
Balanced Portfolio                                     Management, Inc.

 Neuberger Berman AMT         Capital appreciation         Neuberger Berman
Mid-Cap Growth                                            Management, Inc.
Portfolio

 Neuberger Berman AMT         Long-term growth         Neuberger Berman
Regency Portfolio                                     Management, Inc.

 Putnam VT Growth &         Growth and income         Putnam Investment
Income Fund                                          Management, LLC

 Scudder VIT Equity 500         Capital appreciation         Deutsche Asset
Index Fund                                                  Management Inc.

 Wells Fargo Asset         Long-term growth         Wells Fargo Funds
Allocation Fund                                    Management, LLC.

 Wells Fargo Equity         Growth and income         Wells Fargo Funds
Income Fund                                          Management, LLC.

 Wells Fargo Equity         Growth and income         Wells Fargo Funds
Value Fund                                           Management, LLC.

 Wells Fargo Growth         Capital appreciation         Wells Fargo Funds
Fund                                                    Management, LLC.

 Wells Fargo                 Capital appreciation         Wells Fargo Funds
International Equity                                     Management, LLC.
Fund

12

 Wells Fargo Large          Capital appreciation         Wells Fargo Funds
Company Growth Fund                                     Management, LLC.

 Wells Fargo Money         Current income         Wells Fargo Funds
Market Fund                                      Management, LLC.

 Wells Fargo Small Cap         Capital appreciation         Wells Fargo Funds
Growth Fund                                                Management, LLC.

 Wells Fargo Total         Growth and income         Wells Fargo Funds
Return Bond Fund                                    Management, LLC.

Fund shares
We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay annuity payouts, death benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one subaccount to another, we may redeem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.
Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.
When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.
The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various contractowners participating in a fund could conflict. Each of the fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds. Reinvestment of dividends and capital gain distributions
All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners as additional units, but are reflected as changes in unit values.
Addition, deletion or substitution of investments
We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all contract owners or only for certain classes of contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of contractowners. Substitutions may be made with respect to existing investments or the investment of future purchase payments, or both. We may close subaccounts to allocations of purchase payments or contract value, or both, at any time in our sole discretion. The funds, which sell their shares to the subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the subaccounts.
Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion.
We also may:
 o remove, combine, or add subaccounts and make the new subaccounts available to you at our discretion;
 o transfer assets supporting the contracts from one subaccount to another or from the VAA to another separate account;
 o combine the VAA with other separate accounts and/or create new separate accounts;
 o deregister the VAA under the 1940 Act; and
 o operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.
We may modify the provisions of the contracts to reflect changes to the subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.
                                                                              13
Charges and other deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.
Our administrative services include:
 o processing applications for and issuing the contracts;
 o processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services - See Additional services and the SAI for more information on these programs);
 o maintaining records;
 o administering annuity payouts;
 o furnishing accounting and valuation services (including the calculation and monitoring of daily subaccount values);
 o reconciling and depositing cash receipts;
 o providing contract confirmations;
 o providing toll-free inquiry services; and
 o furnishing telephone and electronic fund transfer services.
The risks we assume include:
 o the risk that annuitants receiving annuity payouts under contracts live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);
 o the risk that death benefits paid will exceed the actual contract value; and
 o the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).
The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts. Deductions from the VAA
We deduct from the VAA an amount, computed daily, which is equal to an annual rate of:

                                                                                 Enhanced Guaranteed        Guarantee of
                                                  With Estate Enhancement        Minimum death              Principal death
                                                  Benefit Rider (EEB)            benefit (EGMDB)            benefit
                                                  -------------------------      ---------------------      ----------------
o        Mortality and expense risk charge                 1.50%                        1.30%                    1.20%
o        Administrative charge                             0.15%                        0.15%                    0.15%
                                                            ----                         ----                     ----
o        Total annual charge for each
         subaccount                                        1.65%                        1.45%                    1.35%

Account fee
During the accumulation period, we will deduct $40 from the contract value on each contract anniversary to compensate us for the administrative services provided to you; this $40 account fee will also be deducted from the contract value upon surrender. This fee may be lower in some states and will be waived after the fifteenth contract year. The account fee will be waived for any contract with a contract value that is equal to or greater than $100,000 on the contract anniversary.
Rider charges
A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement.
Deductions for premium taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the contract value when incurred, or at another time of our choosing.
The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax ranges from zero to 5.0%.
14
Other charges and deductions
The surrender, withdrawal or transfer of value from a fixed account guaranteed period may be subject to the interest adjustment if applicable. See Fixed side of the contract. Charges may also be imposed during the regular income and annuity payout period. See i4LIFE (Reg. TM) Advantage and Annuity payouts.
There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds. Additional information
The administrative charge, surrender or sales charges, and account fee, if applicable, described previously may be reduced or eliminated for any particular contract. However, these charges will be reduced only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with
 o the use of mass enrollment procedures,
 o the performance of administrative or sales functions by the employer,
 o the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
 o any other circumstances which reduce distribution or administrative expenses.
The exact amount of charges and fees applicable to a particular contract will be stated in that contract.
The contracts
Purchase of contracts
If you wish to purchase a contract, you must apply for it through a sales representative authorized by us. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative. See
Distribution of the contracts.
When a completed application and all other information necessary for processing a purchase order is received at our Home office, an initial purchase payment will be priced no later than two business days after we receive the order. If you submit your application and/or initial purchase payment to your agent
(other than through Lincoln Financial Advisors Corporation), we will not begin processing your purchase order until we receive the application and initial purchase payment from your agent's broker-dealer. While attempting to finish an incomplete application, we may hold the initial purchase payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the purchase payment will be returned immediately. Once the application is complete, we will allocate your initial purchase payment within two business days.
Who can invest
To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified or nonqualified plans for which the contracts are designed. At the time of issue, the contractowner, joint owner and annuitant must be under age 86. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.
If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-sheltered growth.
Replacement of existing insurance
Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase the contract described in this prospectus. Surrender charges may be imposed on your existing contract. An investment representative or tax adviser should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.
                                                                              15
Purchase payments
Purchase payments are payable to us at a frequency and in an amount selected by you in the application. The minimum initial purchase payment is $25,000. The minimum annual amount for additional purchase payments is $300. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). Purchase payments in total may not exceed $2 million without our approval. If you stop making purchase payments, the contract will remain in force as a paid-up contract. Purchase payments may be made or, if stopped, resumed at any time until the annuity commencement date, the surrender of the contract, or the death of the contractowner, whichever comes first. We reserve the right to limit purchase payments made to the contract.
Valuation date
Accumulation and annuity units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.
Allocation of purchase payments
Purchase payments allocated to the variable account are placed into the VAA's subaccounts, each of which invests in shares of the class of its corresponding fund, according to your instructions. You may also allocate purchase payments in the fixed subaccount, if available.
The minimum amount of any purchase payment which can be put into any one subaccount is $20. The minimum amount of any purchase payment which can be put into a fixed account guaranteed period is $2,000, subject to state approval. Upon allocation to a subaccount, purchase payments are converted into accumulation units. The number of accumulation units credited is determined by dividing the amount allocated to each subaccount by the value of an accumulation unit for that subaccount on the valuation date on which the purchase payment is received at our Home office if received before 4:00 p.m., New York time. If the purchase payment is received at or after 4:00 p.m., New York time, we will use the accumulation unit value computed on the next valuation date. If you submit your purchase payment to your agent (other than through Lincoln Financial Advisors Corporation), we will not begin processing the purchase payment until we receive it from your agent's broker-dealer. The number of accumulation units determined in this way is not impacted by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumulation unit will vary depending not only upon how well the underlying fund's investments perform, but also upon the expenses of the VAA and the underlying funds.
Valuation of accumulation units
Purchase payments allocated to the VAA are converted into accumulation units. This is done by dividing the amount allocated by the value of an accumulation unit for the valuation period during which the purchase payments are allocated to the VAA. The accumulation unit value for each subaccount was or will be established at the inception of the subaccount. It may increase or decrease from valuation period to valuation period. Accumulation unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The accumulation unit value for a subaccount for a later valuation period is determined as follows:
1. The total value of the fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the subaccount at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the valuation period; minus
2. The liabilities of the subaccount at the end of the valuation period; these liabilities include daily charges imposed on the subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and
3. The result is divided by the number of subaccount units outstanding at the beginning of the valuation period.
The daily charges imposed on a subaccount for any valuation period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the valuation period. Contracts with different features have different daily charges, and therefore, will have different corresponding accumulation unit values on any given day.
In certain circumstances, and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the
Net Investment Factor method. We will achieve substantially the same result using either method.
Transfers on or before the annuity commencement date
You may transfer all or a portion of your investment from one subaccount to another. A transfer involves the surrender of accumulation units in one subaccount and the purchase of accumulation units in the other subaccount. A transfer will be done using the respective accumulation unit values determined at the end of the valuation date on which the transfer request is received. There is no charge for a transfer.
16
Transfers (among the variable subaccounts and as permitted between the variable and fixed accounts) are limited to twelve (12) per contract year unless otherwise authorized by us. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging, cross re-investment or portfolio rebalancing elected on forms available from us. See Additional services and the SAI for more information on these programs.
The minimum amount which may be transferred between subaccounts is $300 (or the entire amount in the subaccount, if less than $300). If the transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total balance of the subaccount.
A transfer request may be made to our Home office using written, telephone, fax, or electronic instructions, if the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone requests will be recorded and written confirmation of all transfer requests will be mailed to the contractowner on the next valuation date.
Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Home office.
Requests for transfers will be processed on the valuation date that they are received when they are received at our Home office before the end of the valuation date (normally 4:00 p.m. New York time). If we receive a transfer request at or after 4:00p.m., New York time, we will process the request using the accumulation unit value computed on the next valuation date.
If your contract offers a fixed account, you also may transfer all or any part of the contract value from the subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the subaccount if less than $2,000. However, if a transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total amount to the fixed side of the contract.
You may also transfer part of the contract value from a fixed account to the various subaccount(s) subject to the following restrictions:
 o the sum of the percentages of fixed value transferred is limited to 25% of the value of that fixed account in any twelve month period; and
 o the minimum amount which can be transferred is $300 or the amount in the fixed account.
Transfers of all or a portion of a fixed account (other than automatic transfer programs and i4LIFE (Reg. TM) Advantage transfers) may be subject to interest adjustments, if applicable.
Transfers may be delayed as permitted by the 1940 Act. See Delay of payments. Market timing
Frequent, large, or short-term transfers among subaccounts and the fixed account, such as those associated with "market timing" transactions, can adversely affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the subaccounts and the fixed account that may adversely affect other contractowners or fund shareholders.
Our Market Timing Procedures detect potential "market timers" by examining the number of transfers made by contractowners within given periods of time. We may vary our Market Timing Procedures from subaccount to subaccount, and they may also vary due to differences in operational systems and contract provisions.
We may increase our monitoring of contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same contractowner if that contractowner has been identified as a market timer. We will investigate the transfer patterns for each contractowner that fulfills the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.
Once a contractowner has been identified as a "market timer" under our Market Timing Procedures, we will notify the contractowner that future transfers
(among the subaccounts and/or the fixed account) will be temporarily or permanently permitted to be made only
                                                                              17
by original signature sent to us by U.S. mail, standard delivery. Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction and any gains will be returned to the appropriate fund. We will impose this "original signature" restriction on that contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that contractowner's particular transfers.
Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of contractowners determined to be engaged in such transfer activity that may adversely affect other contractowners or fund shareholders involves judgments that are inherently subjective. Additionally, the terms of the contract may also limit our ability to aggressively restrict transfers therefore, we cannot guarantee that our Market Timing Procedures will detect every potential market timer.
Our Market Timing Procedures are applied consistently to all contractowners without special arrangement, waiver, or exception. Because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by one or more of the funds in the future.
To the extent permitted by applicable law, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. You should read the prospectuses of the funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.
Transfers after the annuity commencement date
If you select i4LIFE (Reg. TM) Advantage your transfer rights and restrictions for the variable subaccounts and the fixed account are the same as they were on or before the annuity commencement date.
If you do not select i4LIFE (Reg. TM) Advantage, you may transfer all or a portion of your investment in one subaccount to another subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per contract year. You may also transfer from a variable annuity payment to a fixed annuity payment. You may not transfer from a fixed annuity payment to a variable annuity payment.
Additional services
There are four additional services available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Home office. For further detailed information on these services, please see Additional services in the SAI. Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain variable subaccounts into the variable subaccounts on a monthly basis. Dollar cost averaging is not available on contracts owned by non-individuals (i.e. corporations, trusts). Currently, there is no charge for this service. However, we reserve the right to impose one. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.
The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your contract value.
The cross-reinvestment service allows you to automatically transfer the account value in a designated variable subaccount that exceeds a baseline amount to another specific variable subaccount at specific intervals.
Portfolio rebalancing is an option that restores to a pre-determined level the percentage of contract value allocated to each variable account subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually.
Only one of the three additional services (DCA, cross reinvestment and portfolio rebalancing) may be used at one time. In other words, you cannot have DCA and cross reinvestment running simultaneously.
18
Death benefit
The chart below provides a brief overview of how the death benefit proceeds will be distributed, if death occurs prior to the annuity commencement date. Refer to your contract for the specific provisions applicable upon death.

 UPON DEATH OF:         AND...
contractowner          There is a surviving joint owner
 contractowner          There is no surviving joint owner
contractowner          There is no surviving joint owner
                       and the beneficiary predeceases the
                       contractowner
 annuitant              The contractowner is living
annuitant              The contractowner is living
 annuitant**            The contractowner is a trust or other
                       non-natural person
 UPON DEATH OF:         AND...                                      DEATH BENEFIT PROCEEDS PASS TO:
contractowner          The annuitant is living or deceased         joint owner
 contractowner          The annuitant is living or deceased         designated beneficiary
contractowner          The annuitant is living or deceased         contractowner's estate
 annuitant              There is no contingent annuitant            The youngest contractowner
                                                                   becomes the contingent annuitant
                                                                   and the contract continues. The
                                                                   contractowner may waive* this
                                                                   continuation and receive the death
                                                                   benefit proceeds.
annuitant              The contingent annuitant is living          contingent annuitant becomes the
                                                                   annuitant and the contract continues
 annuitant**            No contingent annuitant allowed             designated beneficiary
                       with non-natural contractowner

*Notification from the contractowner to select the death benefit proceeds must be received within 75 days of the death of the annuitant.
**Death of annuitant is treated like death of the contractowner.
If the contractowner (or a joint owner) or annuitant dies prior to the annuity commencement date, a death benefit may be payable. You can choose the death benefit. Only one death benefit may be in effect at any one time and this election terminates if you elect i4LIFE (Reg. TM) Advantage or any annuitization option. Generally, the more expensive the death benefit the greater the protection.
You should consider the following provisions carefully when designating the beneficiary, annuitant, any contingent annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the death benefit or other amount paid upon a contractowner's or annuitant's death.
You may designate a beneficiary during your lifetime and change the beneficiary by filing a written request with our Home office. Each change of beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of beneficiary.
Upon the death of the contractowner, a death benefit will be paid to the beneficiary. Upon the death of a joint owner, the death benefit will be paid to the surviving joint owner. If the contractowner is a corporation or other non-individual (non-natural person), the death of the annuitant will be treated as death of the contractowner.
If an annuitant who is not the contractowner or joint owner dies, then the contingent annuitant, if named, becomes the annuitant and no death benefit is payable on the death of the annuitant. If no contingent annuitant is named, the contractowner (or younger of joint owners) becomes the annuitant.
Alternatively, a death benefit may be paid to the contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this death benefit must be received by us within 75 days of the death of the annuitant. The contract terminates when any death benefit is paid due to the death of the annuitant.
Only the contract value as of the valuation date we approve the payment of the death claim is available as a death benefit if a contractowner, joint owner or annuitant was changed subsequent to the effective date of this contract unless the change occurred because of the death of a prior contractowner, joint owner or annuitant.
Guarantee of Principal Death Benefit. Check with your investment representative regarding availability. If you do not select a death benefit, the Guarantee of Principal Death Benefit will apply to your contract. If the Guarantee of Principal Death Benefit is in effect, the death benefit will be equal to the greater of:
 o The current contract value as of the valuation date we approve the payment of the claim; or
 o The sum of all purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value.
In a declining market, any partial withdrawal may have a magnified effect on the reduction of the death benefit payable.
All references to withdrawals include deductions for applicable charges and premium taxes, if any.
Enhanced Guaranteed Minimum Death Benefit (EGMDB).
                                                                              19
If the EGMDB is in effect, the death benefit paid will be the greatest of:
 o the current contract value as of the valuation date we approve the payment of the claim; or
 o the sum of all purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value; or
 o the highest contract value which the contract attains on any contract anniversary (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the death of the contractowner, joint owner or annuitant for whom the death claim is approved for payment. The highest contract value is increased by purchase payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduced the contract value.
For contracts purchased prior to August 15, 2003 (or later, depending on your state) withdrawals will be deducted on a dollar for dollar basis. In a declining market, any partial withdrawal may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for applicable charges and premium taxes, if any.
Contractowners whose contracts contain the Guarantee of Principal death benefit may add the EGMDB at a later date if the contractowner, joint owner and annuitant are under age 81. If you add the EGMDB after purchase, the benefit will take effect as of the valuation date following our receipt of the election request, and we will begin deducting the charge for the benefit as of that date. When calculating the death benefit under the EGMDB, only the highest contract value on the effective date when the benefit is added to the contract or any contract anniversary after that effective date will be used.
For contracts purchased after August 15, 2003 (or later in some states), the contractowner may discontinue the EGMDB at any time by completing the Enhanced Guaranteed Minimum Death Benefit Discontinuance form and sending it to our Home office. The benefit will be discontinued as of the valuation date we receive the request, and the Guarantee of Principal Death Benefit will apply. We will deduct the charge for the Guarantee of Principal Death Benefit as of that date. See Charges and other deductions.
The EGMDB is not available under contracts issued to a contractowner, or joint owner or annuitant, who is age 81 or older at the time of issuance.
Estate Enhancement Benefit Rider (EEB Rider). The amount of death benefit payable under this Rider is the greatest of the following amounts:
 o The contract value as of the valuation date we approve the payment of the claim; or
 o The sum of all purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value. For contracts purchased prior to August 15, 2003 (or later, depending on your state) the sum of all purchase payments will be reduced by the sum of all withdrawals on a dollar for dollar basis; or
 o The highest contract value on any contract anniversary (including the inception date) {determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased contractowner, joint owner (if applicable), or annuitant and prior to the death of the contractowner, joint owner or annuitant for whom a death claim is approved for payment. The highest contract value is adjusted for certain transactions. It is increased by purchase payments made on or after that contract anniversary on which the highest contract value is obtained. It is decreased by withdrawals subsequent to that contract anniversary date in the same proportion that withdrawals reduced the contract value. For contracts purchased prior to August 15, 2003 (or later depending on your state) the highest contract value will be reduced by the sum of all withdrawals on a dollar for dollar basis; or
 o The current contract value as of the valuation date we approve the payment of the claim plus an amount equal to the Enhancement Rate times the lesser of:
  o the contract earnings; or
  o the covered earnings limit.
Note: If there are no contract earnings, there will not be an amount provided under this item.
In a declining market, any partial withdrawal may have a magnified effect on the reduction of the death benefit payable.
All references to withdrawals include deductions for applicable charges and premium taxes, if any.
The Enhancement Rate is based on the age of the oldest contractowner, joint owner (if applicable), or annuitant on the date when the Rider becomes effective. If the oldest is under age 70, the rate is 40%. If the oldest is age 70 to 75, the rate is 25%. The EEB Rider is not available if the oldest contractowner, joint owner (if applicable), or annuitant is age 76 or older at the time the Rider would become effective.
Contract earnings equal:
 o the contract value as of the date of death of the individual for whom a death claim is approved by us for payment; minus
 o the contract value as of the effective date of this Rider (determined before the allocation of any purchase payments on that date); minus
20
 o each purchase payment that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment; plus
 o the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.
The covered earnings limit equals 200% of:
 o the contract value as of the effective date of this Rider (determined before the allocation of any purchase payments on that date); plus
 o each purchase payment that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, and prior to the contract anniversary immediately preceding the 76th birthday of the oldest of the contractowner, joint owner (if applicable) or annuitant; minus
 o the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.
The EEB Rider may not be available in all states. Please check with your investment representative regarding availability of this rider. Contracts purchased after the Rider becomes available in your state may only elect the Rider at the time of purchase.
The EEB Rider may not be terminated unless you surrender the contract or the contract is in the annuity payout period.
Accumulated Benefit Enhancement (ABE). This is no longer available unless you had elected this death benefit option prior to January 15, 2003. An Accumulated Benefit Enhancement may also be available for non-qualified i4LIFE (Reg. TM) Advantage contracts. See i4LIFE (Reg. TM) Advantage. There is no additional charge for this benefit.
Whenever this ABE Death Benefit is in effect, the death benefit amount will be the greater of the death benefit chosen under the contract and this ABE Death Benefit. Any death benefit will be paid in the manner defined within the contract (see the discussions on death benefits before the annuity commencement date and general death benefit information in the prospectus).
Upon the death of any contractowner, joint owner or annuitant, the ABE Death Benefit will be equal to the sum of all purchase payments made under the new contract, plus the Enhancement Amount minus all withdrawals, including any applicable charges and any premium tax incurred. However, if the death occurs in the first contract year, only 75% of the Enhancement Amount will be used to calculate the ABE Death Benefit.
The Enhancement Amount is equal to the excess of the prior contract's documented death benefit(s) over the actual cash surrender value received by
us. However, we will impose a limit on the prior contract's death benefit equal to the lesser of:
 o 140% of the prior contract's cash value; or
 o the prior contract's cash value plus $400,000.
In addition, if the actual cash surrender value received by us is less than 95% of the documented cash value from the prior insurance company, the prior contract's death benefit will be reduced proportionately according to the reduction in cash value amounts.
For the ABE Death Benefit to be effective, documentation of the death benefit and cash value from the prior insurance company must be provided to us at the time of the application. We will only accept these amounts in a format provided by the prior insurance company. Examples of this documentation include:
 o the prior company's periodic customer statement;
 o a statement on the prior company's letterhead;
 o or a printout from the prior company's website.
This documentation cannot be more than ninety (90) days old at the time of the application. You may provide updated documentation prior to the contract date if it becomes available from your prior company.
If more than one annuity contract is exchanged to us, the ABE Enhancement
Amount will be calculated for each prior contract separately, and then added together to determine the total ABE Enhancement Amount. Under the new contract, upon the death of any contractowner, joint owner or annuitant who was not a contractowner or annuitant on the effective date of the new contract, the ABE Death Benefit will be equal to the contract value under the new contract as of the date the death claim is approved by us for payment (unless the change occurred because of the death of a contractowner, joint owner or annuitant). If any contractowner, joint owner or annuitant is changed due to a death and the new contractowner, joint owner or annuitant is age 76 or older when added to the contract, then the ABE Death Benefit for this new contractowner, joint owner or annuitant will be equal to the contract value as of the date the death claim is approved by us for payment.
The ABE Death Benefit will terminate on the earliest of:
 o the valuation date the selected death benefit option of the contract is changed; or
 o the annuity commencement date.
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It is important to realize that even with the ABE Enhancement Amount, your death benefit will in many cases be less than the death benefit from your prior company. This is always true in the first year, when only 75% of the
Enhancement Amount is available.
General death benefit information
Only one of these death benefit elections may be in effect at any one time and these elections terminate if you elect i4LIFE (Reg. TM) Advantage.
If there are joint owners, upon the death of the first contractowner, we will pay a death benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole contractowner. Upon the death of the spouse who continues the contract, we will pay a death benefit to the designated beneficiary(s).
If the beneficiary is the spouse of the contractowner, then the spouse may elect to continue the contract as the new contractowner. Should the surviving spouse elect to continue the contract, a portion of the death benefit may be credited to the contract. Any portion of the death benefit that would have been payable (if the contract had not been continued) that exceeds the current contract value on the date the surviving spouse elects to continue will be added to the contract value. If the contract is continued in this way the death benefit in effect at the time the beneficiary elected to continue the contract will remain as the death benefit. If the EEB Rider is in effect, the
Enhancement Rate for future benefits will be based on the age of the older of the surviving spouse or the annuitant at the time the EEB is paid into the contract. The contract earnings and the covered earnings limit will be reset, treating the current contract value (after crediting any death benefit amount into the contract as described above) as the initial deposit for purposes of future benefit calculations. If either the surviving spouse or the surviving annuitant is 76 or older the death benefit payable will become the greatest of the first three amounts listed under the EEB Rider and the total annual charge will be reduced to, 1.45%.
The value of the death benefit will be determined as of the valuation date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:
1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; and
2. written authorization for payment; and
3. all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of death benefits provided under this contract must be made in compliance with
Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal tax matters.
Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:
 o If any beneficiary dies before the contractowner, that beneficiary's interest will go to any other beneficiaries named, according to their respective interests; and/or
 o If no beneficiary survives the contractowner, the proceeds will be paid to the contractowner's estate.
If the beneficiary is a minor, court documents appointing the guardian/custodian may be required.
Unless the contractowner has already selected a settlement option, the beneficiary may choose the method of payment of the death benefit. The death benefit payable to the beneficiary or joint owner must be distributed within five years of the contractowner's date of death unless the beneficiary begins receiving within one year of the contractowner's death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the beneficiary's life expectancy.
Upon the death of the annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.
If the death benefit becomes payable, the recipient may elect to receive payment either in the form of a lump sum settlement or an annuity payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Ownership
The owner on the date of issue will be the person designated in the contract specifications. If no owner is designated, the annuitant(s) will be the owner. The owner may name a joint owner.
As contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all contractowners and their designated beneficiaries; and the assets of the VAA are not chargeable with liabilities arising
22
from any other business that we may conduct. Qualified contracts may not be assigned or transferred except as permitted by applicable law and upon written notification to us. Non-qualified contracts may not be collaterally assigned.
We assume no responsibility for the validity or effect of any assignment. Consult your tax adviser about the tax consequences of an assignment.
Joint ownership
If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.
Annuitant
The following rules apply prior to the annuity commencement date. You may name only one annuitant [unless you are a tax-exempt entity, then you can name two joint annuitants]. You (if the contractowner is a natural person) have the right to change the annuitant at any time by notifying us of the change. The new annuitant must be under age 86 as of the effective date of the change. This change may cause a reduction in the death benefit on the death of the annuitant. See The contracts - Death benefit. A contingent annuitant may be named or changed by notifying us in writing. On or after the annuity commencement date, the annuitant or joint annuitants may not be changed and contingent annuitant designations are no longer applicable.
Surrenders and withdrawals
Before the annuity commencement date, we will allow the surrender of the contract or a withdrawal of the contract value upon your written request, subject to the rules discussed below. Surrender or withdrawal rights after the annuity commencement date depend on the annuity payout option selected.
The amount available upon surrender/withdrawal is the contract value less any applicable charges, fees, and taxes at the end of the valuation period during which the written request for surrender/withdrawal is received at the Home office. If we receive a surrender or withdrawal request at or after 4:00 p.m., New York time, we will process the request using the accumulation unit value computed on the next valuation date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total contract value. Surrenders and withdrawals from the fixed account may be subject to the interest adjustment. See Fixed side of the contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Home office. The payment may be postponed as permitted by the 1940 Act.
The tax consequences of a surrender/withdrawal are discussed later in this booklet. See Federal tax matters.
Small contract surrenders
We may surrender your contract, in accordance with the laws of your state if:
 o your contract value drops below certain state specified minimum amounts ($1,000 or less) for any reason, including if your contract value decreases due to the performance of the subaccounts you selected;
 o no purchase payments have been received for two (2) full, consecutive contract years; and
 o the paid up annuity benefit at maturity would be less than $20.00 per month (these requirements may differ in some states).
At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional purchase payments to bring your contract value above the minimum level to avoid surrender.
Delay of payments
Contract proceeds from the VAA will be paid within seven days, except:
 o when the NYSE is closed (other than weekends and holidays);
 o times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
 o when the SEC so orders to protect contractowners.
Payment of contract proceeds from the fixed account may be delayed for up to six months.
Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a purchase payment. We also may be required to provide additional information about a contractowner's account to government regulators. We may also be required to block a contractowner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator.
Transfers may be delayed as permitted by the 1940 Act.
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Reinvestment privilege
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal.
This election must be made by your written authorization to us and received in our Home office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. A representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of accumulation units which will be credited when the proceeds are reinvested will be based on the value of the accumulation unit(s) on the next valuation date. This computation will occur following receipt of the proceeds and request for reinvestment at the Home office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions. You should consult a tax adviser before you request a surrender/withdrawal or subsequent reinvestment purchase.
Amendment of contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state's insurance department (if required). Distribution of the contracts
We serve as principal underwriter for the contracts. We are registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, and are a member of NASD, Inc. We enter into selling agreements with and pay commissions to broker-dealers ("Selling Firms") for the sale of the contracts.
The AIM, AllianceBernstein, American Funds, Delaware, Fidelity, MFS, Putnam,
and Wells Fargo Funds offered as part of this contract make payments to us under their distribution plans in consideration of services provided and expenses incurred by us in distributing Fund shares. The payment rates range from 0% to 0.25% based on the amount of assets invested in those Funds. All investment advisers and other service providers for the Funds offered as part of this contract may, from time to time, make payments for services to us. Compensation Paid to Unaffiliated Selling Firms. The maximum commission we pay to Selling Firms is 1.00% of purchase payments. Some Selling Firms may elect to receive a lower commission when a purchase payment is made along with an earlier quarterly payment based on contract value for so long as the contract remains in effect. Upon annuitization, the maximum commission we pay to Selling Firms is 3.00% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves. Lincoln Financial Distributors, Inc., our affiliate, is a broker-dealer and acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts.
Commissions and other incentives or payments described above are not charged directly to contract owners or the VAA. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contracts. Contractowner questions
The obligations to purchasers under the contracts are those of Lincoln Life. This prospectus provides a general description of the contract. Questions about your contract should be directed to us at 1-800-458-0822.
i4LIFE (Reg. TM) Advantage
The i4LIFE (Reg. TM) Advantage (the Variable Annuity Income Rider in your contract) is a payout option that provides you with variable, periodic regular income payments. This option is available on non-qualified annuities and IRAs (including Roth IRAs but excluding SEP and SARSEP markets). This option, when available in your state, is subject to a charge, (imposed only during the
i4LIFE (Reg. TM) Advantage payout phase) computed daily of the net asset value of the Account Value in the VAA. The annual rate of the charge is 1.70% for the i4LIFE (Reg. TM) Advantage Account Value death benefit for IRA and non-qualified annuity contracts and 1.90% for the i4LIFE (Reg. TM) Advantage EGMDB which is available only with non-qualified annuity contracts. This charge consists of an administrative charge of 0.15% and the balance is a mortality and expense risk charge. If i4LIFE (Reg. TM) Advantage is elected at issue of the contract, i4LIFE (Reg. TM) Advantage and the charge will begin on the contract's effective date. Otherwise, i4LIFE (Reg. TM) Advantage and the charge will begin no more than fourteen days prior to the date the initial regular income payment is due. At the time you elect i4LIFE (Reg. TM) Advantage, you also choose monthly, quarterly, or annual regular income payments, as well as the month that the initial regular income payment is due. Regular income payments must begin within one year of the date you elect i4LIFE (Reg. TM) Advantage.
i4LIFE (Reg. TM) Advantage is available for contracts with a contract value of at least $50,000 and may be elected at the time of application or at any time before the annuity commencement date by sending a written request to our Home office. There is no guarantee that i4LIFE (Reg. TM) Advantage will be available to elect in the future as we reserve the right to discontinue this option at any time (unless you had previously purchased the Principal SecuritySM Benefit, if available. See The contracts - Principal SecuritySM Benefit). The annuitant may not be changed after i4LIFE (Reg. TM) Advantage is elected.
24
i4LIFE (Reg. TM) Advantage for IRA annuity contracts is only available if the annuitant is age 591/2 or older at the time the option is elected. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. Additional purchase payments may be made during the Access Period for an IRA annuity contract.
Additional purchase payments will not be accepted once i4LIFE (Reg. TM) Advantage becomes effective for a non-qualified annuity contract.
If i4LIFE (Reg. TM) Advantage is selected, the applicable transfer provisions among subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the annuity commencement date. However, once the i4LIFE (Reg. TM) Advantage begins, any automatic withdrawal service will terminate. See The contracts.
Once i4LIFE (Reg. TM) Advantage begins, any prior death benefit election will terminate and the i4LIFE (Reg. TM) Advantage Account Value death benefit will be provided for IRA annuity contracts and either the i4LIFE (Reg. TM) Advantage Account Value death benefit or the EGMDB will be provided for non-qualified annuity contracts. Both death benefit options are discussed below. The amount paid under the new death benefit may be less than the amount that would have been paid under the death benefit provided before i4LIFE (Reg. TM) Advantage began.
For information regarding income tax consequences of regular income payments and withdrawals, please refer to Federal tax matters - Qualified retirement plans for a discussion of the tax consequences of distributions from qualified retirement plans for IRAs and to Federal tax matters - Taxation of withdrawals and surrenders for information regarding withdrawals from non-qualified contracts.
Regular Income. i4LIFE (Reg. TM) Advantage provides for variable, periodic regular income payments during a defined period of time (the Access Period, as defined below), and after the Access Period for as long as an annuitant (or additional measuring life, hereinafter referred to as "secondary life") is living. We determine the initial regular income payment based in part on the assumed interest rate you choose. Assumed interest rates of 3%, 4%, 5% or 6%
may be available. See Annuity payouts - Variable annuity payouts for a more detailed explanation. Subsequent regular income payments will be adjusted periodically for non-qualified contracts (once a year for IRA contracts) with the performance of the subaccounts selected and the interest credited on the fixed account. For example, if net investment performance for the year is 3% higher (annualized) than the assumed rate, the regular income payment for the next year will increase by approximately 3%. Conversely, if actual net investment performance is 3% lower than the assumed rate, the regular income payment will decrease by approximately 3%. In most states you may also elect to have regular income payments from non-qualified contracts recalculated only once each year, resulting in level regular income payments between recalculation dates. Regular income payments are not subject to any applicable interest adjustments. See Charges and other deductions.
Access Period. At the time you elect i4LIFE (Reg. TM) Advantage, you also select the Access Period, which begins no more than fourteen days prior to the date the initial income payment is due. The Access Period is a defined period of time during which we pay variable, periodic regular income payments and provide a death benefit, and during which you may surrender the contract, and make withdrawals from your Account Value (defined below). We will establish the minimum (currently 5 years) and maximum Access Periods at the time you elect i4LIFE (Reg. TM) Advantage. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods. At any time during the Access Period, and subject to the rules in effect at that time, you may extend or shorten the Access Period by sending us notice. If you do, subsequent regular income payments will be adjusted accordingly, and the
Account Value remaining at the end of the new Access Period will be applied to continue regular income payments for your life. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may change or terminate the Access Period for IRA i4LIFE (Reg. TM) Advantage contracts in order to keep the regular income payments in compliance with IRC provisions for required minimum distributions.
Account Value. The initial Account Value is the contract value on the valuation date i4LIFE (Reg. TM) Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses including interest credited on the fixed account, and will be reduced by regular income payments made and any withdrawals taken.
After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero. Regular income payments will continue for as long as the annuitant or the secondary life, if applicable, is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in (and the fixed account if applicable).
Withdrawals. You may request a withdrawal at any time during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments will be reduced proportionately. Withdrawals may have tax consequences. The interest adjustment may apply.
Surrender. At any time during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made. The interest adjustment may apply.
Death Benefit for IRA Annuity Contracts. During the Access Period, i4LIFE (Reg.
TM) Advantage provides the i4LIFE (Reg. TM) Advantage Account Value death benefit. This death benefit is equal to the Account Value as of the valuation date on which we approve the payment of the death claim. This is the only death benefit option available for IRA annuity contracts. The charge under this death benefit is equal to an annual rate of 1.70% of the net asset value of the Account Value in the VAA.
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If you die during the Access Period, the i4LIFE (Reg. TM) Advantage will terminate. Your beneficiary may start a new i4LIFE (Reg. TM) Advantage program. If your spouse's life was also used to determine the regular income payments and the spouse dies, the regular income payments may be recalculated.
Following the Access Period, there is no death benefit.
Death Benefit for Non-Qualified Annuity Contracts. During the Access Period, i4LIFE (Reg. TM) Advantage provides two death benefit options for non-qualified annuity contracts:
 o i4LIFE (Reg. TM) Advantage Account Value death benefit; and
 o i4LIFE (Reg. TM) Advantage EGMDB.
The i4LIFE (Reg. TM) Advantage Account Value death benefit is the Account Value as of the valuation date on which we approve the payment of the death claim.
The charge under this death benefit is equal to an annual rate of 1.70% of the net asset value of the Account Value in the VAA. You may not change this death benefit once it is elected.
The i4LIFE (Reg. TM) Advantage EGMDB is the greatest of:
 o the Account Value as of the valuation date on which we approve the payment of the claim; or
 o the ABE Enhancement Amount (if elected at the time of application) [see discussion below under Accumulated Benefit Enhancement (ABESM)] specified on your contract benefit data pages as applicable on the date of death, plus the sum of all purchase payments less the sum of all regular income payments, and withdrawals. Regular income payments and withdrawals are deducted on either a dollar for dollar basis or in the same proportion that regular income payments and withdrawals reduce the Account Value, depending upon the terms of your contract;
 o the highest Account Value or contract value which the contract attains on any contract anniversary date (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased. The highest
   Account Value or contract value is increased by purchase payments and is decreased by regular income payments and withdrawals subsequent to the anniversary date on which the highest Account Value or contract value is obtained. Regular income payments and withdrawals are deducted on a dollar for dollar basis or in the same proportion regular income payments and withdrawals reduce the Account Value, depending upon the terms of your contract;.
Only the highest Account Value achieved on a contract anniversary following the election of i4LIFE (Reg. TM) Advantage will be considered if you did not elect (or you discontinued) the EGMDB or a more expensive death benefit option prior to electing i4LIFE (Reg. TM) Advantage. If you elected one of these death benefits after the effective date of the contract, only the highest Account Value or contract value after that death benefit election will be used.
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Account Value may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for applicable charges and premium taxes, if any.
Upon the death of any contractowner or joint owner who was not a contractowner on the effective date of the i4LIFE (Reg. TM) Advantage EGMDB death benefit, the death benefit will be equal to the Account Value as of the date we approve the death claim for payment (unless the change occurred because of the death of a contractowner or joint owner). If any contractowner or joint owner is changed due to a death and the new contractowner or joint owner is age 81 or older when added to the contract, then the death benefit for this new contractowner or joint owner will be equal to the Account Value as of the date we approve the death claim subsequent to the new contractowner's death.
The charge under this death benefit is equal to an annual rate of 1.90% of the net asset value of the Account Value in the VAA.
During the Access Period, contracts with the i4LIFE (Reg. TM) Advantage EGMDB may elect to change to the i4LIFE (Reg. TM) Advantage Account Value death benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our Home office, and we will begin deducting the lower mortality and expense risk and administrative charge at that time. Once the change is effective, you may not elect to return to the i4LIFE (Reg. TM) Advantage EGMDB.
For both death benefit options, following the Access Period, there is no death benefit.
Accumulated Benefit Enhancement (ABESM) (Non-qualified contracts only). We provide to eligible contractowners of non-qualified i4LIFE (Reg. TM) Advantage contracts only an ABE Enhancement Amount, if requested at the time of application, at no additional charge. You are eligible to receive the ABE Enhancement Amount if:
 o you are purchasing i4LIFE (Reg. TM) Advantage with the EGMDB death benefit;
 o you are utilizing the proceeds of a variable annuity contract of an insurer not affiliated with us to purchase the contract. Prior contracts with loans or collateral assignments are not eligible for this benefit;
 o the cash surrender value of the prior contract(s) is at least $50,000 at the time of the surrender (amounts above $2,000,000 will require our approval);
26
 o all contractowners, joint owners and annuitants must be under the age of 76 as of the contract date (as shown in your contract) to select this benefit; or
 o the contractowners, joint owners and annuitants of this contract must have been owner(s) or annuitants of the prior contract(s).
Upon the death of any contractowner, joint owner or annuitant, the ABE Enhancement Amount will be payable in accordance with the terms of the i4LIFE (Reg. TM) Advantage EGMDB death benefit. However, if the death occurs in the first contract year, only 75% of the Enhancement Amount is available.
The ABE Enhancement Amount is equal to the excess of the prior contract's documented death benefit(s) over the actual cash surrender value received by
us. However, we will impose a limit on the prior contract's death benefit equal to the lesser of:
 o 140% of the prior contract's cash value; or
 o the prior contract's cash value plus $400,000.
In addition, if the actual cash surrender value we receive is less than 95% of the documented cash value from the prior insurance company, the prior contract's death benefit will be reduced proportionately according to the reduction in cash value amounts.
For the ABE Enhancement Amount to be effective, documentation of the death benefit and cash value from the prior insurance company must be provided to us at the time of the application. We will only accept these amounts in a format provided by the prior insurance company. Examples of this documentation include: the prior company's periodic customer statement, a statement on the prior company's letterhead, or a printout from the prior company's website.
This documentation cannot be more than ninety (90) days old at the time of the application. You may provide updated documentation prior to the contract date if it becomes available from your prior company.
If more than one annuity contract is exchanged to a contract with us, the ABE Enhancement Amount will be calculated for each prior contract separately, and then added together to determine the total ABE Enhancement Amount.
Upon the death of any contractowner or joint owner who was not a contractowner on the effective date of the i4LIFE (Reg. TM) Advantage EGMDB death benefit, the ABE Enhancement Amount will be equal to zero (unless the change occurred because of the death of a contractowner or joint owner). If any contractowner or joint owner is changed due to a death and the new contractowner or joint owner is age 76 or older when added to the contract, then the ABE Enhancement Amount for this new contractowner or joint owner will be equal to zero.
The ABE Enhancement Amount will terminate on the valuation date the i4LIFE
(Reg. TM) Advantage EGMDB death benefit option of the contract is changed or terminated.
It is important to realize that even with the ABE Enhancement Amount, your death benefit will in many cases be less than the death benefit from your prior company. This is always true in the first year, when only 75% of the ABE Enhancement Amount is available.
Availability. The introduction of i4LIFE (Reg. TM) Advantage will vary depending on your state. In states where i4LIFE (Reg. TM) Advantage is not yet available, an earlier version (called the Income4Life (Reg. TM) Solution) may be available. Under the Income4Life (Reg. TM) Solution, the death benefit is equal to the Account Value as of the day on which we approve the payment of the claim (as opposed to the Account Value death benefit offered under i4LIFE (Reg.
TM) Advantage for IRA contracts or the Account Value death benefit or EGMDB offered under i4LIFE (Reg. TM) Advantage for non-qualified contracts). The charge under the Income4Life (Reg. TM) Solution is equal to an annual rate of 1.70% of the net asset value of the Account Value in the VAA (as opposed to an annual rate of 1.70% under i4LIFE (Reg. TM) Advantage for IRA contracts or the annual rate of 1.70% or 1.90% under i4LIFE (Reg. TM) Advantage for non-qualified contracts). The Income4Life (Reg. TM) Solution typically provides higher regular income payments and lower Account Value than are realized under i4LIFE (Reg. TM) Advantage. For a limited time, contracts in force prior to the availability of i4LIFE (Reg. TM) Advantage in a particular state may be able to elect the Income4Life (Reg. TM) Solution. Contracts issued after i4LIFE (Reg.
TM) Advantage is available in your state may only elect i4LIFE (Reg. TM) Advantage. The fixed account is not available with Income4Life (Reg. TM) Solution for non-qualified annuity contracts.
Termination. For IRA annuity contracts, you may terminate i4LIFE (Reg. TM) Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next valuation date after we receive the notice. Your death benefit will be the Guarantee of Principal death benefit. Upon termination, we will stop assessing the charge for the i4LIFE (Reg. TM) Advantage and begin assessing the mortality and expense risk charge and administrative charge associated with this Guarantee of Principal death benefit. Your contract value upon termination will be the Account Value on the valuation date we terminate i4LIFE (Reg. TM) Advantage.
For non-qualified annuity contracts, you may not terminate i4LIFE (Reg. TM) Advantage once you have elected it.
Annuity payouts
When you apply for a contract, you may select any annuity commencement date permitted by law, which is usually on or before the contractowner's 90th birthday.
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The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the contract value may be used to purchase an annuity payout option.
You may elect annuity payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.
Annuity options
Life Annuity. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.
Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The designated period is selected by the contractowner.
Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor.
Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the annuitant and a designated joint annuitant.
The payouts continue during the lifetime of the survivor. The designated period is selected by the contractowner.
Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. When one of the joint annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.
Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the annuitant and a joint annuitant. When one of the joint annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.
Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the annuitant with the guarantee that upon death a payout will be made of the value of the number of annuity units (see Variable annuity payouts) equal to the excess, if any, of:
 o the total amount applied under this option divided by the annuity unit value for the date payouts begin, minus
 o the annuity units represented by each payout to the annuitant multiplied by the number of payouts paid before death.
The value of the number of annuity units is computed on the date the death claim is approved for payment by the Home office.
Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the annuitant with the guarantee that upon death, should
(a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.
Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an annuity payout option as a method of paying the death benefit to a beneficiary. If you do, the beneficiary cannot change this payout option. You may change or revoke in writing to our Home office, any such selection, unless such selection was made irrevocable. If you have not already chosen an annuity payout option, the beneficiary may choose any annuity payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable. The mortality and expense risk charge of 1.30% and the charge for administrative services of 0.15% will be assessed on all variable annuity payouts (except for the i4LIFE (Reg. TM) Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk.
Variable annuity payouts
Variable annuity payouts will be determined using:
 o The contract value on the annuity commencement date, less applicable premium taxes;
 o The annuity tables contained in the contract;
 o The annuity option selected; and
 o The investment performance of the fund(s) selected.
To determine the amount of payouts, we make this calculation:
28
1. Determine the dollar amount of the first periodic payout; then
2. Credit the contract with a fixed number of annuity units equal to the first periodic payout divided by the annuity unit value; and
3. Calculate the value of the annuity units each period thereafter.
Annuity payouts assume an investment return of 3%, 4%, 5% or 6% per year, as applied to the applicable mortality table. Some of these assumed interest rates may not be available in your state; therefore, please check with your investment representative. You may choose your assumed interest rate at the time you elect a variable annuity payout on the administrative form provided by us. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.
Any previously selected death benefit in effect before the annuity commencement date will no longer be available on and after the annuity commencement date.
You may change the annuity commencement date, change the annuity option or change the allocation of the investment among subaccounts up to 30 days before the scheduled annuity commencement date, upon written notice to the Home office. You must give us at least 30 days notice before the date on which you want payouts to begin.
Unless you select another option, the contract automatically provides for a life annuity with annuity payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the annuitant's death (or surviving annuitant's death in case of joint life annuity) will be paid to you or your beneficiary as payouts become due after we are in receipt of:
 o proof, satisfactory to us, of the death;
 o written authorization for payment; and
 o all claim forms, fully completed.
Fixed side of the contract
Purchase payments allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the
Indiana Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.
In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.
We guarantee an effective interest rate of not less than 1.50% per year on amounts held in a fixed account. Contracts issued in certain states or those contracts issued prior to August 15, 2003 may guarantee a higher minimum rate of interest. Refer to your contract for the specific guaranteed minimum interest rate applicable to your contract. Any amount surrendered, withdrawn from or transferred out of a fixed account prior to the expiration of the guaranteed period is subject to the interest adjustment (see Interest adjustment below and Charges and other deductions). The interest adjustment will NOT reduce the amount available for a surrender, withdrawal or transfer below the value it would have had if 1.50% (or the guaranteed minimum interest rate for your contract) interest had been credited to the fixed subaccount.
ANY INTEREST IN EXCESS OF 1.50% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED.
Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting purchase payments or transfers into the fixed side of the contract at any time.
Guaranteed periods
The portion of the fixed account which accepts allocations for a guaranteed period at a guaranteed interest rate is called a fixed subaccount. There is a fixed subaccount for each particular guaranteed period.
                                                                              29
The owner may allocate purchase payments to one or more fixed subaccounts with guaranteed periods of 1 to 10 years. We may add guaranteed periods or discontinue accepting purchase payments into one or more guaranteed periods at any time. The minimum amount of any purchase payment that can be allocated to a fixed subaccount is $2,000.00. Each purchase payment allocated to a fixed subaccount will start its own guaranteed period and will earn a guaranteed interest rate. The duration of the guaranteed period affects the guaranteed interest rate of the fixed subaccount. A fixed subaccount guarantee period ends on the date after the number of calendar years in the fixed subaccount's guaranteed period. Interest will be credited daily at a guaranteed rate that is equal to the effective annual rate determined on the first day of the fixed subaccount guaranteed period. Amounts surrendered, transferred or withdrawn from a fixed subaccount prior to the end of the guaranteed period will be subject to the interest adjustment. Each guaranteed period purchase payment will be treated separately for purposes of determining any applicable interest adjustment. Any amount withdrawn from a fixed subaccount may be subject to any applicable surrender charges, account fees and premium taxes.
We will notify the contractowner in writing at least 30 days prior to the expiration date for any guaranteed period amount. A new fixed subaccount guaranteed period of the same duration as the previous fixed subaccount guaranteed period will begin automatically at the end of the previous guaranteed period, unless we receive, prior to the end of a guaranteed period, a written election by the contractowner. The written election may request the transfer of the guaranteed period amount to a different fixed subaccount or to a variable subaccount from among those being offered by us. Transfers of any guaranteed period amount which become effective upon the date of expiration of the applicable guaranteed period are not subject to the limitation of twelve transfers per contract year or the additional fixed account transfer restrictions.
Interest adjustment
Any surrender, withdrawal or transfer of a fixed subaccount guaranteed period amount before the end of the guaranteed period (other than dollar cost averaging, cross-reinvestment, portfolio rebalancing or regular income under i4LIFE (Reg. TM) Advantage transfers) will be subject to the interest adjustment. A surrender, withdrawal or transfer effective upon the expiration date of the guaranteed period will not be subject to the interest adjustment. The interest adjustment will be applied to the amount being surrendered, withdrawn or transferred. The interest adjustment will be applied after the deduction of any applicable account fees and before any applicable transfer charges. In general, the interest adjustment reflects the relationship between the yield rate in effect at the time a purchase payment is allocated to a fixed subaccount's guaranteed period under the contract and the yield rate in effect at the time of the purchase payment's surrender, withdrawal or transfer. It also reflects the time remaining in the fixed subaccount's guaranteed period.
If the yield rate at the time of the surrender, withdrawal or transfer is lower than the yield rate at the time the purchase payment was allocated, then the application of the interest adjustment will generally result in a higher payment at the time of the surrender, withdrawal or transfer. Similarly, if the yield rate at the time of surrender, withdrawal or transfer is higher than the yield rate at the time of the allocation of the purchase payment, then the application of the interest adjustment will generally result in a lower payment at the time of the surrender, withdrawal or transfer. The yield rate is published by the Federal Reserve Board.
The interest adjustment is calculated by multiplying the transaction amount by:

    (1+A)n         -1
-------------
  (1+B +K )n

     where:
   A = yield rate for a U.S. Treasury security with time to maturity equal to the subaccount's guaranteed period, determined at the beginning of the guaranteed period.
   B = yield rate for a U.S. Treasury security with time to maturity equal to the time remaining in the subaccount's guaranteed period if greater than one year, determined at the time of surrender, withdrawal or transfer. For remaining periods of one year or less, the yield rate for a one year U.S. Treasury security is used.
   K = a 0.10% adjustment (unless otherwise limited by applicable state law). This adjustment builds into the formula a factor representing direct and indirect costs to us associated with liquidating general account assets in order to satisfy surrender requests. This adjustment of 0.10% has been added to the denominator of the formula because it is anticipated that a substantial portion of applicable general account portfolio assets will be in relatively illiquid securities. Thus, in addition to direct transaction costs, if such securities must be sold (e.g., because of surrenders), the market price may be lower. Accordingly, even if interest rates decline, there will not be a positive adjustment until this factor is overcome, and then any adjustment will be lower than otherwise, to compensate for this factor. Similarly, if interest rates rise, any negative adjustment will be greater than otherwise, to compensate for this factor. If interest rates stay the same, there will be no interest adjustment.
     n = The number of years remaining in the guaranteed period (e.g., 1 year and 73 days = 1 + (73 divided by 365) = 1.2 years)
     Straight-Line interpolation is used for periods to maturity not quoted.
See the SAI for examples of the application of the interest adjustment.
30
Federal tax matters
Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation. Nonqualified annuities
This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the tax code. We may not offer nonqualified annuities for all of our annuity products.
Tax deferral on earnings
The Federal income tax law generally does not tax any increase in your contract value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
 o An individual must own the contract (or the tax law must treat the contract as owned by an individual).
 o The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.
 o Your right to choose particular investments for a contract must be limited.
 o The annuity commencement date must not occur near the end of the annuitant's life expectancy.
Contracts not owned by an individual
If a contract is owned by an entity (rather than an individual) the tax code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the contract value over the purchase payments for the contract. Examples of contracts where the owner pays current tax on the contract's earnings, bonus credits and persistency credits, if applicable, are contracts issued to a corporation or a trust. Exceptions to this rule exist. For example, the tax code treats a contract as owned by an individual if the named owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.
Investments in the VAA must be diversified
For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract purchase payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."
Restrictions
Federal income tax law limits your right to choose particular investments for the contract. Because the I.R.S. has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, bonus credits, persistency credits and gains, if applicable, from those assets. We do not know what limits may be set by the I.R.S. in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA. Loss of interest deduction
After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses.
Age at which annuity payouts begin
Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's purchase payments, bonus credits, persistency credits and earnings. If annuity payouts under the contract begin or are scheduled to begin on a date past the annuitant's 85th birthday, it is possible that the tax law will not treat the contract as an annuity for Federal income tax purposes. In that event, you would be currently taxed on the excess of the contract value over the purchase payments of the contract.
                                                                              31
Tax treatment of payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any increase in your contract value until there is a distribution from your contract.
Taxation of withdrawals and surrenders
You will pay tax on withdrawals to the extent your contract value exceeds your purchase payments in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your purchase payments. In certain circumstances, your purchase payments are reduced by amounts received from your contract that were not included in income.
Taxation of annuity payouts
The tax code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your purchase payments in the contract. We will notify you annually of the taxable amount of your annuity payout. Once you have recovered the total amount of the purchase payment in the contract, you will pay tax on the full amount of your annuity payouts. If annuity payouts end because of the annuitant's death and before the total amount in the contract have been distributed, the amount not received will generally be deductible. If withdrawals, other than regular income payments, are taken from i4LIFE (Reg. TM) Advantage during the Access Period, they are taxed in the same manner as a withdrawal during the deferral period. Taxation of death benefits
We may distribute amounts from your contract because of the death of a contractowner or an annuitant. The tax treatment of these amounts depends on whether you or the annuitant dies before or after the annuity commencement date.
Death prior to the annuity commencement date:
 o If the beneficiary receives death benefits under an annuity payout option, they are taxed in the same manner as annuity payouts.
 o If the beneficiary does not receive death benefits under an annuity payout option, they are taxed in the same manner as a withdrawal.
Death after the annuity commencement date:
 o If death benefits are received in accordance with the existing annuity payout option, they are excludible from income if they do not exceed the purchase payments not yet distributed from the contract. All annuity payouts in excess of the purchase payments not previously received are includible in income.
 o If death benefits are received in a lump sum, the tax law imposes tax on the amount of death benefits which exceeds the amount of purchase payments not previously received.
Penalty taxes payable on withdrawals, surrenders, or annuity payouts
The tax code may impose a 10% penalty tax on any distribution from your contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or annuity payouts that:
 o you receive on or after you reach 59 1/2,
 o you receive because you became disabled (as defined in the tax law),
 o a beneficiary receives on or after your death, or
 o you receive as a series of substantially equal periodic payments based on your life (or life expectancy).
Special rules if you own more than one annuity contract
In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an annuity payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the tax code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an annuity payout that you must include in income and the amount that might be subject to the penalty tax described previously.
Loans and assignments
Except for certain qualified contracts, the tax code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your contract value, as a withdrawal of such amount or portion.
32
Gifting a contract
If you transfer ownership of your contract to a person other than your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract's value, you will pay tax on your contract value to the extent it exceeds your purchase payments not previously received. The new owner's purchase payments in the contract would then be increased to reflect the amount included in income.
Charges for additional benefits
Your contract automatically includes a basic death benefit and may include Principal SecuritySM Benefit. Certain enhancements to the basic death benefit may also be available to you. The cost of the basic death benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the death benefit charge and Principal SecuritySM Benefit charge, if any, as a contract withdrawal.
Qualified retirement plans
We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with various types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax adviser.
Types of qualified contracts and terms of contracts
Qualified plans include the following:
 o Individual Retirement Accounts and Annuities ("Traditional IRAs")
 o Roth IRAs
 o Traditional IRA that is part of a Simplified Employee Pension Plan ("SEP")
 o SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
 o 403(b) plans (public school system and tax-exempt organization annuity plans)
 o 401(a) plans (qualified corporate employee pension and profit-sharing plans)
 o 403(a) plans (qualified annuity plans)
 o H.R. 10 or Keogh Plans (self-employed individual plans)
 o 457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)
We do not offer certain types of qualified plans for all of our annuity products. Check with your representative concerning qualified plan availability for this product.
We will amend contracts to be used with a qualified plan as generally necessary to conform to the tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we consent.
Economic Growth and Tax Relief Reconciliation Act of 2001
The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") made a number of changes to the rules pertaining to qualified plans. These changes became effective January 1, 2002. Some changes that EGTRRA introduced are the ability to move money from traditional IRAs to other qualified plans (and from qualified plans to traditional IRAs), increased contribution amounts to qualified plans and catch-up contributions to IRAs. Applicable state law may permit different contribution limits or impose other limitations upon your IRAs or other qualified plans.
Tax treatment of qualified contracts
The Federal income tax rules applicable to qualified plans and qualified contracts vary with the type of plan and contract. For example,
 o Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, e.g., the participant's compensation.
 o Under most qualified plans, such as a traditional IRA, the owner must begin receiving payments from the contract in certain minimum amounts by a certain age, typically age 701/2. Other qualified plans may allow the participant to take required distributions upon the later of reaching age 701/2 or retirement.
 o Loans are allowed under certain types of qualified plans, but Federal income tax rules prohibit loans under other types of qualified plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional
                                                                              33
  and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.
Tax treatment of payments
The Federal income tax rules generally include distributions from a qualified contract in the participant's income as ordinary income. These taxable distributions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for purchase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied. Required minimum distributions
Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by the later of age 701/2 or retirement. You are required to take distributions from your traditional IRAs beginning in the year you reach age 701/2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. The IRS has issued new regulations concerning required minimum distributions. The regulations may impact the distribution method you have chosen and the amount of your distributions. Under new regulations, the presence of an enhanced death benefit, Principal SecuritySM Benefit, or other benefit may require you to take additional distributions. An enhanced death benefit is any death benefit that has the potential to pay more than the contract value or a return of purchase payments. Annuity contracts inside Custodial or Trusteed
IRAs will also be subject to these regulations. Please contact your tax adviser regarding any tax ramifications.
Federal penalty taxes payable on distributions
The tax code may impose a 10% penalty tax on a distribution from a qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:
 o received on or after the annuitant reaches 59 1/2,
 o received on or after the annuitant's death or because of the annuitant's disability (as defined in the tax law),
 o received as a series of substantially equal periodic payments based on the annuitant's life (or life expectancy), or
 o received as reimbursement for certain amounts paid for medical care.
These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.
Transfers and direct rollovers
As a result of EGTRRA, you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income
Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.
Death benefit and IRAs
Pursuant to IRS regulations, IRAs may not invest in life insurance contracts.
We do not believe that these regulations prohibit the death benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain death benefit options may not be available for all of our products.
Federal income tax withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or annuity payout is requested, we will give you an explanation of the withholding requirements.
34
Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or
(b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.
Our tax status
Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. Therefore, we do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.
Changes in the law
The above discussion is based on the tax code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively. Additional information
Voting rights
As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of contractowners who have interests in any subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.
The number of votes which you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.
Fund shares of a class held in a subaccount for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that subaccount. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.
Whenever a shareholders meeting is called, each person having a voting interest in a subaccount will receive proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Investments of the variable annuity account - Fund shares.
Return privilege
Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the Home office at PO Box 7866, 1300 South Clinton Street, Fort Wayne, IN 46802-7866. A
contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the contract value as of the valuation date on which we receive the cancellation request, plus any premium taxes which had been deducted. No interest adjustment will apply. A purchaser who participates in the VAA is subject to the risk of a market loss on the contract value during the free-look period.
For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return only the purchase payment(s). IRA purchasers will receive purchase payments only.
State regulation
As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance. Our books and accounts are subject to review and examination by the Indiana Insurance Department at all times. A full examination of our operations is conducted by that Department at least every five years.
Records and reports
As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with the Delaware Management Holdings, Inc. and Delaware Service Company, Inc., 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Home office, at least semiannually after the first contract year, reports containing information required by that Act or any other applicable law or regulation.
                                                                              35
Other information
A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the VAA, Lincoln Life and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.
You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnRetirement.com, select service centers and continue on through the Internet Service Center.
Legal proceedings
Lincoln Life is involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.
After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the financial position of Lincoln Life, the VAA or the Principal Underwriter.
36
Statement of Additional Information
Table of Contents for Lincoln Life Variable Annuity Account W

Item                                                  Page
Special terms                                        B-2
Services                                             B-2
Principal underwriter                                B-2
Purchase of securities being offered                 B-2
Interest Adjustment Example                          B-2
Annuity payouts                                      B-4
Determination of accumulation and annuity unit
value                                                B-6
Advertising and sales literature                     B-6
Additional services                                  B-7
Other information                                    B-9
Financial statements                                 B-9

For a free copy of the SAI complete the form below.
                Statement of Additional Information Request Card
                      Wells Fargo New Directions AccessSM
                    Lincoln Life Variable Annuity Account W
Please send me a free copy of the current Statement of Additional Information for Lincoln Life Variable Annuity Account W (Wells Fargo New Directions AccessSM).
                                 (Please Print)
Name: -------------------------------------------------------------------------
Address: ----------------------------------------------------------------------
City ---------------------------------------------------  State ---------
Zip ---------
Mail to The Lincoln National Life Insurance Company, PO Box 7866, Fort Wayne, Indiana 46801.
                                                                              37
                      [THIS PAGE INTENTIONALLY LEFT BLANK]
Appendix A - Condensed financial information
Accumulation unit values
The following information relating to accumulation unit values and number of accumulation units for the Wells Fargo New Directions AccessSM subaccounts for the following periods ended December 31, come from the VAA's financial statements. It should be read along with the VAA's financial statements and notes which are all included in the SAI.

                                               2001*                             2002
                                     --------------------------      ----------------------------
                                           with                             with
                                            EEB            with              EEB             with
                                          Rider           EGMDB            Rider            EGMDB
                                     ----------      ----------      -----------      -----------
American Funds Global Small Capitalization Fund Accumulation unit value
o Beginning of period .........       $10.000         $10.000            N/A              N/A
o End of period ...............        12.507          12.515            N/A              N/A
Number of accumulation units
o End of period ...............           100             100            N/A              N/A
--------------------------------      -------         -------            ---              ---
American Funds Growth Fund Accumulation unit value
o Beginning of period .........       $10.000         $10.000          $12.317          $12.324
o End of period ...............        12.317          12.324            9.151            9.175
Number of accumulation units
o End of period ...............           100             100            1,227            3,964
--------------------------------      -------         -------          -------          -------
American Funds International Fund Accumulation unit value
o Beginning of period .........       $10.000         $10.000            N/A              N/A
o End of period ...............        10.841          10.849            N/A              N/A
Number of accumulation units
o End of period ...............           100             100            N/A              N/A
--------------------------------      -------         -------          -------          -------
AIM V.I. Government Securities Fund Accumulation unit value
o Beginning of period .........       $10.000         $10.000          $ 9.973          $ 9.981
o End of period ...............         9.973           9.981           10.718           10.748
Number of accumulation units
o End of period ...............           507           4,007            6,923           17,378
--------------------------------      -------         -------          -------          -------
AIM V.I. Growth Fund Accumulation unit value
o Beginning of period .........       $10.000         $10.000          $11.128            N/A
o End of period ...............        11.128          11.137            7.538            N/A
Number of accumulation units
o End of period ...............           100             100            2,515            N/A
--------------------------------      -------         -------          -------          -------
AIM V.I. Premier Equity Fund Accumulation unit value
o Beginning of period .........       $10.000         $10.000          $11.315          $11.322
o End of period ...............        11.315          11.322            7.739            7.761
Number of accumulation units
o End of period ...............           100             100            2,486            3,045
--------------------------------      -------         -------          -------          -------
AllianceBernstein Small Cap Value Portfolio Accumulation unit value
o Beginning of period .........       $10.000         $10.000          $11.876          $11.883
o End of period ...............        11.876          11.883           10.939           10.967
Number of accumulation units
o End of period ...............           100             100              835              615
--------------------------------      -------         -------          -------          -------
AllianceBernstein Technology Portfolio Accumulation unit value
o Beginning of period .........       $10.000         $10.000            N/A              N/A
o End of period ...............        12.878          12.886            N/A              N/A
Number of accumulation units
o End of period ...............           100             139            N/A              N/A
--------------------------------      -------         -------          -------          -------
Delaware VIP Emerging Markets Series Accumulation unit value
o Beginning of period .........       $10.000         $10.000            N/A            $11.434
o End of period ...............        11.426          11.434            N/A             11.842
Number of accumulation units
o End of period ...............           100             100            N/A                510
--------------------------------      -------         -------          -------          -------
Delaware VIP High Yield Series Accumulation unit value
o Beginning of period .........       $10.000         $10.000          $10.309          $10.316
o End of period ...............        10.309          10.316           10.306           10.335
Number of accumulation units
o End of period ...............           100             100            1,328            4,722
--------------------------------      -------         -------          -------          -------
                                                       2003
                                     ----------------------------------------
                                            With             With        With
                                             EEB            EGMDB       GOP**
                                     -----------      -----------      ------
American Funds Global Small Capitalization Fund Accumulation unit value
o Beginning of period .........          N/A              N/A           N/A
o End of period ...............          N/A              N/A           N/A
Number of accumulation units
o End of period ...............          N/A              N/A           N/A
--------------------------------         ---              ---          ------
American Funds Growth Fund Accumulation unit value
o Beginning of period .........        $ 9.151          $ 9.175         N/A
o End of period ...............         12.316           12.373         N/A
Number of accumulation units
o End of period ...............          1,227            5,155         N/A
--------------------------------       -------          -------        ------
American Funds International Fund Accumulation unit value
o Beginning of period .........          N/A              N/A           N/A
o End of period ...............          N/A              N/A           N/A
Number of accumulation units
o End of period ...............          N/A              N/A           N/A
--------------------------------       -------          -------        ------
AIM V.I. Government Securities Fund Accumulation unit value
o Beginning of period .........        $10.718          $10.748         N/A
o End of period ...............         10.640           10.691         N/A
Number of accumulation units
o End of period ...............          6,580           14,509         N/A
--------------------------------       -------          -------        ------
AIM V.I. Growth Fund Accumulation unit value
o Beginning of period .........        $ 7.538            N/A           N/A
o End of period ...............          9.712            N/A           N/A
Number of accumulation units
o End of period ...............          2,515            N/A           N/A
--------------------------------       -------          -------        ------
AIM V.I. Premier Equity Fund Accumulation unit value
o Beginning of period .........        $ 7.739          $ 7.761         N/A
o End of period ...............          9.504            9.550         N/A
Number of accumulation units
o End of period ...............          2,486            4,488         N/A
--------------------------------       -------          -------        ------
AllianceBernstein Small Cap Value Portfolio Accumulation unit value
o Beginning of period .........        $10.939          $10.967         N/A
o End of period ...............         15.163           15.232         N/A
Number of accumulation units
o End of period ...............            835              615         N/A
--------------------------------       -------          -------        ------
AllianceBernstein Technology Portfolio Accumulation unit value
o Beginning of period .........          N/A              N/A           N/A
o End of period ...............          N/A              N/A           N/A
Number of accumulation units
o End of period ...............          N/A              N/A           N/A
--------------------------------       -------          -------        ------
Delaware VIP Emerging Markets Series Accumulation unit value
o Beginning of period .........          N/A            $11.842         N/A
o End of period ...............          N/A             19.864         N/A
Number of accumulation units
o End of period ...............          N/A                510         N/A
--------------------------------       -------          -------        ------
Delaware VIP High Yield Series Accumulation unit value
o Beginning of period .........        $10.306          $10.335         N/A
o End of period ...............         13.038           13.101         N/A
Number of accumulation units
o End of period ...............          3,898            5,153         N/A
--------------------------------       -------          -------        ------

                                                                             A-1

                                               2001*                             2002
                                     --------------------------      ----------------------------
                                           with                             with
                                            EEB            with              EEB             with
                                          Rider           EGMDB            Rider            EGMDB
                                     ----------      ----------      -----------      -----------
Delaware VIP Large Cap Value Series Accumulation unit value
o Beginning of period .........       $10.000         $10.000            N/A              N/A
o End of period ...............        11.099          11.107            N/A              N/A
Number of accumulation units
o End of period ...............           100             295            N/A              N/A
--------------------------------      -------         -------            ---              ---
Delaware VIP REIT Series Accumulation unit value
o Beginning of period .........       $10.000         $10.000            N/A            $10.711
o End of period ...............        10.704          10.711            N/A             11.019
Number of accumulation units
o End of period ...............           100             100            N/A                490
--------------------------------      -------         -------            ---            -------
Delaware VIP Small Cap Value Series Accumulation unit value
o Beginning of period .........       $10.000         $10.000            N/A            $11.806
o End of period ...............        11.798          11.806            N/A             10.969
Number of accumulation units
o End of period ...............           100             146            N/A              2,917
--------------------------------      -------         -------            ---            -------
Delaware VIP Trend Series Accumulation unit value
o Beginning of period .........       $10.000         $10.000          $12.792          $12.799
o End of period ...............        12.792          12.799           10.055           10.081
Number of accumulation units
o End of period ...............           100             120              866              524
--------------------------------      -------         -------          -------          -------
Delaware VIP U.S. Growth Series Accumulation unit value
o Beginning of period .........       $10.000         $10.000            N/A              N/A
o End of period ...............        11.643          11.650            N/A              N/A
Number of accumulation units
o End of period ...............           100             100            N/A              N/A
--------------------------------      -------         -------          -------          -------
Evergreen VA Omega Fund Accumulation unit value
o Beginning of period .........       $10.000         $10.000            N/A            $11.533
o End of period ...............        11.525          11.533            N/A              8.479
Number of accumulation units
o End of period ...............           100           3,364            N/A              3,262
--------------------------------      -------         -------          -------          -------
Evergreen VA Special Equity Fund Accumulation unit value
o Beginning of period .........       $10.000         $10.000          $11.584            N/A
o End of period ...............        11.584          11.591            8.287            N/A
Number of accumulation units
o End of period ...............           100             100              972            N/A
--------------------------------      -------         -------          -------          -------
Evergreen VA Strategic Income Fund Accumulation unit value
o Beginning of period .........       $10.000         $10.000          $10.262          $10.270
o End of period ...............        10.262          10.270           11.661           11.695
Number of accumulation units
o End of period ...............           100           1,070            1,320            3,197
--------------------------------      -------         -------          -------          -------
Fidelity VIP Growth Opportunities Portfolio Accumulation unit value
o Beginning of period .........       $10.000         $10.000            N/A              N/A
o End of period ...............        11.343          11.351            N/A              N/A
Number of accumulation units
o End of period ...............           100             100            N/A              N/A
--------------------------------      -------         -------          -------          -------
Fidelity VIP Overseas Portfolio Accumulation unit value
o Beginning of period .........       $10.000         $10.000            N/A            $10.908
o End of period ...............        10.901          10.908            N/A              8.547
Number of accumulation units
o End of period ...............           100           1,931            N/A                850
--------------------------------      -------         -------          -------          -------
Fidelity VIP II Contrafund Portfolio Accumulation unit value
o Beginning of period .........       $10.000         $10.000            N/A            $10.947
o End of period ...............        10.939          10.947            N/A              9.749
Number of accumulation units
o End of period ...............           100             100            N/A              1,301
--------------------------------      -------         -------          -------          -------
Lincoln VIP Aggressive Growth Fund Accumulation unit value
o Beginning of period .........       $10.000         $10.000            N/A              N/A
o End of period ...............        12.413          12.420            N/A              N/A
Number of accumulation units
o End of period ...............           100             100            N/A              N/A
--------------------------------      -------         -------          -------          -------
                                                       2003
                                     ----------------------------------------
                                            With             With        With
                                             EEB            EGMDB       GOP**
                                     -----------      -----------      ------
Delaware VIP Large Cap Value Series Accumulation unit value
o Beginning of period .........          N/A              N/A           N/A
o End of period ...............          N/A              N/A           N/A
Number of accumulation units
o End of period ...............          N/A              N/A           N/A
--------------------------------         ---              ---          ------
Delaware VIP REIT Series Accumulation unit value
o Beginning of period .........        $11.499          $11.019         N/A
o End of period ...............         14.460           14.526         N/A
Number of accumulation units
o End of period ...............          2,627              490         N/A
--------------------------------       -------          -------        ------
Delaware VIP Small Cap Value Series Accumulation unit value
o Beginning of period .........          N/A            $10.969         N/A
o End of period ...............          N/A             15.316         N/A
Number of accumulation units
o End of period ...............          N/A              3,121         N/A
--------------------------------       -------          -------        ------
Delaware VIP Trend Series Accumulation unit value
o Beginning of period .........        $10.055          $10.081         N/A
o End of period ...............         13.336           13.397         N/A
Number of accumulation units
o End of period ...............            866              507         N/A
--------------------------------       -------          -------        ------
Delaware VIP U.S. Growth Series Accumulation unit value
o Beginning of period .........          N/A              N/A           N/A
o End of period ...............          N/A              N/A           N/A
Number of accumulation units
o End of period ...............          N/A              N/A           N/A
--------------------------------       -------          -------        ------
Evergreen VA Omega Fund Accumulation unit value
o Beginning of period .........          N/A            $ 8.479         N/A
o End of period ...............          N/A             11.707         N/A
Number of accumulation units
o End of period ...............          N/A              3,261         N/A
--------------------------------       -------          -------        ------
Evergreen VA Special Equity Fund Accumulation unit value
o Beginning of period .........        $ 8.287            N/A           N/A
o End of period ...............         12.404            N/A           N/A
Number of accumulation units
o End of period ...............            972            N/A           N/A
--------------------------------       -------          -------        ------
Evergreen VA Strategic Income Fund Accumulation unit value
o Beginning of period .........        $11.661          $11.695         N/A
o End of period ...............         13.393           13.458         N/A
Number of accumulation units
o End of period ...............          1,320            1,204         N/A
--------------------------------       -------          -------        ------
Fidelity VIP Growth Opportunities Portfolio Accumulation unit value
o Beginning of period .........          N/A              N/A           N/A
o End of period ...............          N/A              N/A           N/A
Number of accumulation units
o End of period ...............          N/A              N/A           N/A
--------------------------------       -------          -------        ------
Fidelity VIP Overseas Portfolio Accumulation unit value
o Beginning of period .........          N/A            $ 8.547         N/A
o End of period ...............          N/A             12.063         N/A
Number of accumulation units
o End of period ...............          N/A              1,937         N/A
--------------------------------       -------          -------        ------
Fidelity VIP II Contrafund Portfolio Accumulation unit value
o Beginning of period .........          N/A            $ 9.749         N/A
o End of period ...............          N/A             12.321         N/A
Number of accumulation units
o End of period ...............          N/A              2,268         N/A
--------------------------------       -------          -------        ------
Lincoln VIP Aggressive Growth Fund Accumulation unit value
o Beginning of period .........          N/A              N/A           N/A
o End of period ...............          N/A              N/A           N/A
Number of accumulation units
o End of period ...............          N/A              N/A           N/A
--------------------------------       -------          -------        ------

A-2

                                               2001*                             2002
                                     --------------------------      ----------------------------
                                           with                             with
                                            EEB            with              EEB             with
                                          Rider           EGMDB            Rider            EGMDB
                                     ----------      ----------      -----------      -----------
Lincoln VIP Global Asset Allocation Fund Accumulation unit value
o Beginning of period .........       $10.000         $10.000            N/A            $10.976
o End of period ...............        10.968          10.976            N/A              9.519
Number of accumulation units
o End of period ...............           100             100            N/A              3,832
--------------------------------      -------         -------            ---            -------
MFS Capital Opportunities Series Accumulation unit value
o Beginning of period .........       $10.000         $10.000            N/A            $11.899
o End of period ...............        11.892          11.899            N/A              8.226
Number of accumulation units
o End of period ...............           100             100            N/A                685
--------------------------------      -------         -------            ---            -------
MFS VT Emerging Growth Series Accumulation unit value
o Beginning of period .........       $10.000         $10.000            N/A              N/A
o End of period ...............        12.136          12.142            N/A              N/A
Number of accumulation units
o End of period ...............           100             100            N/A              N/A
--------------------------------      -------         -------            ---            -------
MFS VT Utilities Series Accumulation unit value
o Beginning of period .........       $10.000         $10.000            N/A            $ 9.854
o End of period ...............         9.848           9.854            N/A              7.486
Number of accumulation units
o End of period ...............           100           2,695            N/A              1,597
--------------------------------      -------         -------            ---            -------
Neuberger Berman AMT Balanced Portfolio Accumulation unit value
o Beginning of period .........       $10.000         $10.000          $11.247          $11.255
o End of period ...............        11.247          11.255            9.165            9.190
Number of accumulation units
o End of period ...............           100           1,444            1,238            1,489
--------------------------------      -------         -------          -------          -------
Neuberger Berman AMT Mid-Cap Growth Portfolio Accumulation unit value
o Beginning of period .........       $10.000         $10.000          $12.005          $12.010
o End of period ...............        12.005          12.010            8.341            8.362
Number of accumulation units
o End of period ...............           100           2,660              575            1,176
--------------------------------      -------         -------          -------          -------
Neuberger Berman AMT Regency Portfolio Accumulation unit value
o Beginning of period .........       $10.000         $10.000          $11.151          $11.159
o End of period ...............        11.151          11.159            9.810            9.837
Number of accumulation units
o End of period ...............           100           1,456              894            1,355
--------------------------------      -------         -------          -------          -------
Putnam VT Growth & Income Fund Accumulation unit value
o Beginning of period .........       $10.000         $10.000          $10.862          $10.869
o End of period ...............        10.862          10.869            8.655            8.678
Number of accumulation units
o End of period ...............           100           6,345            1,335            8,199
--------------------------------      -------         -------          -------          -------
Scudder VIT Equity 500 Index Fund Accumulation unit value
o Beginning of period .........       $10.000         $10.000          $11.282          $11.290
o End of period ...............        11.282          11.290            8.620            8.643
Number of accumulation units
o End of period ...............           100             100            1,203            1,796
--------------------------------      -------         -------          -------          -------
WFVT Asset Allocation Fund Accumulation unit value
o Beginning of period .........       $10.000         $10.000          $10.873          $10.880
o End of period ...............        10.873          10.880            9.320            9.345
Number of accumulation units
o End of period ...............           194          29,512            1,239           21,033
--------------------------------      -------         -------          -------          -------
WFVT Equity Income Fund Accumulation unit value
o Beginning of period .........       $10.000         $10.000            N/A            $11.008
o End of period ...............        11.000          11.008            N/A              8.758
Number of accumulation units
o End of period ...............           100           2,545            N/A              2,049
--------------------------------      -------         -------          -------          -------
WFVT Equity Value Fund Accumulation unit value
o Beginning of period .........       $10.000         $10.000            N/A            $11.178
o End of period ...............        11.171          11.178            N/A              8.361
Number of accumulation units
o End of period ...............           100           2,954            N/A              5,655
--------------------------------      -------         -------          -------          -------
                                                       2003
                                     ----------------------------------------
                                            With             With        With
                                             EEB            EGMDB       GOP**
                                     -----------      -----------      ------
Lincoln VIP Global Asset Allocation Fund Accumulation unit value
o Beginning of period .........          N/A            $ 9.519         N/A
o End of period ...............          N/A             11.298         N/A
Number of accumulation units
o End of period ...............          N/A              2,935         N/A
--------------------------------         --             -------        ------
MFS Capital Opportunities Series Accumulation unit value
o Beginning of period .........          N/A            $ 8.226         N/A
o End of period ...............          N/A             10.309         N/A
Number of accumulation units
o End of period ...............          N/A                616         N/A
--------------------------------         --             -------        ------
MFS VT Emerging Growth Series Accumulation unit value
o Beginning of period .........          N/A              N/A           N/A
o End of period ...............          N/A              N/A           N/A
Number of accumulation units
o End of period ...............          N/A              N/A           N/A
--------------------------------         --             -------        ------
MFS VT Utilities Series Accumulation unit value
o Beginning of period .........          N/A            $ 7.486         N/A
o End of period ...............          N/A             10.006         N/A
Number of accumulation units
o End of period ...............          N/A              1,589         N/A
--------------------------------         --             -------        ------
Neuberger Berman AMT Balanced Portfolio Accumulation unit value
o Beginning of period .........        $ 9.165          $ 9.190         N/A
o End of period ...............         10.484           10.535         N/A
Number of accumulation units
o End of period ...............          1,238            1,489         N/A
--------------------------------       -------          -------        ------
Neuberger Berman AMT Mid-Cap Growth Portfolio Accumulation unit value
o Beginning of period .........        $ 8.341          $ 8.362         N/A
o End of period ...............         10.513           10.558         N/A
Number of accumulation units
o End of period ...............            575            1,124         N/A
--------------------------------       -------          -------        ------
Neuberger Berman AMT Regency Portfolio Accumulation unit value
o Beginning of period .........        $ 9.810          $ 9.837         N/A
o End of period ...............         13.110           13.173         N/A
Number of accumulation units
o End of period ...............            893            1,355         N/A
--------------------------------       -------          -------        ------
Putnam VT Growth & Income Fund Accumulation unit value
o Beginning of period .........        $ 8.655          $ 8.678         N/A
o End of period ...............         10.845           10.896         N/A
Number of accumulation units
o End of period ...............          1,335            6,334         N/A
--------------------------------       -------          -------        ------
Scudder VIT Equity 500 Index Fund Accumulation unit value
o Beginning of period .........        $ 8.620          $ 8.643         N/A
o End of period ...............         10.868           10.920         N/A
Number of accumulation units
o End of period ...............          1,203            1,795         N/A
--------------------------------       -------          -------        ------
WFVT Asset Allocation Fund Accumulation unit value
o Beginning of period .........        $ 9.320          $ 9.345         N/A
o End of period ...............         11.193           11.246         N/A
Number of accumulation units
o End of period ...............          1,152           36,808         N/A
--------------------------------       -------          -------        ------
WFVT Equity Income Fund Accumulation unit value
o Beginning of period .........          N/A            $ 8.758         N/A
o End of period ...............          N/A             10.896         N/A
Number of accumulation units
o End of period ...............          N/A              2,008         N/A
--------------------------------       -------          -------        ------
WFVT Equity Value Fund Accumulation unit value
o Beginning of period .........          N/A            $ 8.361         N/A
o End of period ...............          N/A             10.350         N/A
Number of accumulation units
o End of period ...............          N/A              5,598         N/A
--------------------------------       -------          -------        ------

                                                                             A-3

                                               2001*                            2002
                                     --------------------------      ---------------------------
                                           with                             with
                                            EEB            with              EEB            with
                                          Rider           EGMDB            Rider           EGMDB
                                     ----------      ----------      -----------      ----------
WFVT Growth Fund Accumulation unit value
o Beginning of period .........       $10.000         $10.000            N/A              N/A
o End of period ...............        11.332          11.339            N/A              N/A
Number of accumulation units
o End of period ...............           100             100            N/A              N/A
--------------------------------      -------         -------            ---              ---
WFVT International Fund Accumulation unit value
o Beginning of period .........       $10.000         $10.000            N/A           $11.168
o End of period ...............        11.160          11.168            N/A             8.470
Number of accumulation units
o End of period ...............           100             123            N/A               605
--------------------------------      -------         -------            ---           -------
WFVT Large Company Growth Fund Accumulation unit value
o Beginning of period .........       $10.000         $10.000            N/A           $12.128
o End of period ...............        12.121          12.128            N/A             8.603
Number of accumulation units
o End of period ...............           100           4,381            N/A             6,925
--------------------------------      -------         -------            ---           -------
WFVT Money Market Fund Accumulation unit value
o Beginning of period .........       $10.000         $10.000          $10.025         $10.034
o End of period ...............        10.025          10.034            9.979          10.009
Number of accumulation units
o End of period ...............           100          27,877           10,829          59,089
--------------------------------      -------         -------          -------         -------
WFVT Small Cap Growth Fund Accumulation unit value
o Beginning of period .........       $10.000         $10.000            N/A           $13.035
o End of period ...............        13.028          13.035            N/A             7.926
Number of accumulation units
o End of period ...............           100             944            N/A             1,015
--------------------------------      -------         -------          -------         -------
WFVT Total Return Bond Fund Accumulation unit value
o Beginning of period .........       $10.000         $10.000            N/A           $10.134
o End of period ...............        10.125          10.134            N/A            10.759
Number of accumulation units
o End of period ...............           100           3,556            N/A            13,634
--------------------------------      -------         -------          -------         -------
                                                        2003
                                     ------------------------------------------
                                            With               With        With
                                             EEB              EGMDB       GOP**
                                     -----------      -------------      ------
WFVT Growth Fund Accumulation unit value
o Beginning of period .........          N/A               N/A            N/A
o End of period ...............          N/A               N/A            N/A
Number of accumulation units
o End of period ...............          N/A               N/A            N/A
--------------------------------         --                ----          ------
WFVT International Fund Accumulation unit value
o Beginning of period .........          N/A           $     8.470        N/A
o End of period ...............          N/A                10.984        N/A
Number of accumulation units
o End of period ...............          N/A                   585        N/A
--------------------------------         --            -----------       ------
WFVT Large Company Growth Fund Accumulation unit value
o Beginning of period .........          N/A           $     8.603        N/A
o End of period ...............          N/A                10.709        N/A
Number of accumulation units
o End of period ...............          N/A                 7,264        N/A
--------------------------------         --            -----------       ------
WFVT Money Market Fund Accumulation unit value
o Beginning of period .........         $9.979         $    10.009        N/A
o End of period ...............          9.865               9.915        N/A
Number of accumulation units
o End of period ...............          4,794           1,085,480        N/A
--------------------------------        ------         -----------       ------
WFVT Small Cap Growth Fund Accumulation unit value
o Beginning of period .........          N/A           $     7.926        N/A
o End of period ...............          N/A                11.126        N/A
Number of accumulation units
o End of period ...............          N/A                   995        N/A
--------------------------------        ------         -----------       ------
WFVT Total Return Bond Fund Accumulation unit value
o Beginning of period .........          N/A           $    10.759        N/A
o End of period ...............          N/A                11.495        N/A
Number of accumulation units
o End of period ...............          N/A                10,987        N/A
--------------------------------        ------         -----------       ------

* The VAA began operations on November 28, 2000. However, the subaccounts did not begin operations until September 19, 2001, so the figures for 2001 represent experience of less than one year.
** Death benefit available August, 2003. As of December 31, 2003, there were no assets.
A-4

Wells Fargo New Directions AccessSM
Lincoln Life Variable Annuity Account W   (Registrant)
The Lincoln National Life Insurance Company   (Depositor)
Statement of Additional Information (SAI)
This SAI should be read in conjunction with the Wells Fargo New Directions AccessSM prospectus of Lincoln Life Variable Annuity Account W dated May 1, 2004. You may obtain a copy of the Wells Fargo New Directions AccessSM prospectus on request and without charge. Please write Lincoln Life Customer Service, The Lincoln National Life Insurance Company, PO Box 7866, Fort Wayne, IN 46802-7866, or call 1-800-458-0822.
Table of Contents

Item                                                  Page
Special terms                                        B-2
Services                                             B-2
Principal underwriter                                B-2
Purchase of securities being offered                 B-2
Interest Adjustment Example                          B-2
Annuity payouts                                      B-4

Item                                                  Page
Determination of accumulation and annuity unit
value                                                B-6
Advertising and sales literature                     B-6
Additional services                                  B-7
Other information                                    B-8
Financial statements                                 B-9

This SAI is not a prospectus.
The date of this SAI is May 1, 2004.
Special terms
The special terms used in this SAI are the ones defined in the prospectus. Services
Independent auditors
The financial statements of the VAA and the consolidated financial statements of Lincoln Life appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, 2300 National City Center, 110 West Berry Street, Fort Wayne, Indiana 46802, as set forth in their reports, also appearing elsewhere in this SAI and in the Registration
Statement. The financial statements audited by Ernst & Young LLP have been included herein in reliance on their reports given on their authority as experts in accounting and auditing.
Keeper of records
All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln Life. We have entered into an agreement with the Delaware Management Holdings, Inc. and Delaware Service Company, Inc., One Commerce Square, 2005 Market Street, Philadelphia, PA 19103, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service.
Principal underwriter
We serve as principal underwriter for the contracts, as described in the prospectus. We are not a member of the Securities Investor Protection Corporation. We offer the contracts to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering. We offer the contracts through our sales representatives ("Lincoln Sales Representatives"), who are also associated with Lincoln Financial Advisors Corporation, our affiliate and the principal underwriter for certain other contracts issues by us. We also may enter into selling agreements with other broker-dealers ("Selling Firms") for the sale of the contracts. Lincoln Sales Representatives and sales representatives of Selling Firms are appointed as our insurance agents. We paid $483,182, $57,062,208, and $333,824 to Lincoln Sales Representatives and Selling Firms in 2001, 2002, and 2003, respectively, as sales compensation with respect to the contracts. We retained no underwriting commissions for the sale of the contracts.
Purchase of securities being offered
The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and other deductions, any applicable account fee and/or surrender charge may be reduced or waived.
Both before and after the annuity commencement date, there are exchange privileges between subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.
Interest Adjustment Example
Note: This example is intended to show how the Interest Adjustment calculation impacts the surrender value of a representative contract. The surrender charges, annual account fee, adjustment factor, and guaranteed minimum interest rate values shown here are generally different from those that apply to specific contracts, particularly those contracts that deduct an initial sales load or pay a bonus on deposits. Calculations of the interest adjustment in your contract, if applicable, will be based on the factors applicable to your contract. The interest adjustment may be referred to as a market value adjustment in your contract.
                                                                             B-2
                     SAMPLE CALCULATIONS FOR MALE 35 ISSUE
                             CASH SURRENDER VALUES

         Single Premium .................      $50,000
         Premium taxes ..................      None
         Withdrawals ....................      None
         Guaranteed Period ..............      5 years
         Guaranteed Interest Rate .......      3.50%
         Annuity Date ...................      Age 70
         Index Rate A ...................      3.50%
         Index Rate B ...................      4.00% End of contract year 1
                                               3.50% End of contract year 2
                                               3.00% End of contract year 3
                                               2.00% End of contract year 4
                                               0.50% Percentage adjustment to B

  Formula                      (1 + Index A)n
                        -----------------------------
                                                           -1
                        (1 + Index B + % Adjustment)

                          SURRENDER VALUE CALCULATION

                                                      (3)
                     (1)            (2)               Adjusted
                     Annuity        Index Rate        Annuity
Contract Year        Value          Factor            Value
---------------      ---------      ------------      ----------
  1 ...........      $51,710         0.962268         $49,759
  2 ...........      $53,480         0.985646         $52,712
  3 ...........      $55,312         1.000000         $55,312
  4 ...........      $57,208         1.009756         $57,766
  5 ...........      $59,170            N/A           $59,170
                     (4)            (5)               (6)              (7)
                     Minimum        Greater of        Surrender        Surrender
Contract Year        Value          (3) & (4)         Charge           Value
---------------      ---------      ------------      -----------      ----------
  1 ...........      $50,710        $50,710           $4,250           $46,460
  2 ...........      $51,431        $52,712           $4,250           $48,462
  3 ...........      $52,162        $55,312           $4,000           $51,312
  4 ...........      $52,905        $57,766           $3,500           $54,266
  5 ...........      $53,658        $59,170           $3,000           $56,170

                           ANNUITY VALUE CALCULATION

                          BOY*                                                  Annual                  EOY**
                          Annuity                 Guaranteed                    Account                 Annuity
Contract Year             Value                   Interest Rate                 Fee                     Value
--------------------      ---------               ---------------               ---------               ----------
  1 ................      $50,000        x            1.035            -        $40            =        $51,710
  2 ................      $51,710        x            1.035            -        $40            =        $53,480
  3 ................      $53,480        x            1.035            -        $40            =        $55,312
  4 ................      $55,312        x            1.035            -        $40            =        $57,208
  5 ................      $57,208        x            1.035            -        $40            =        $59,170

                          SURRENDER CHARGE CALCULATION

                          Surrender
                          Charge                                           Surrender
Contract Year             Factor                   Deposit                 Charge
--------------------      ----------               ---------               ----------
  1 ................           8.5%       x        $50,000        =        $4,250
  2 ................           8.5%       x        $50,000        =        $4,250
  3 ................           8.0%       x        $50,000        =        $4,000
  4 ................           7.0%       x        $50,000        =        $3,500
  5 ................           6.0%       x        $50,000        =        $3,000

B-3
                             INDEX RATE FACTOR CALCULATION

Contract Year            Index A         Index B         Adj Index B         N           Result
------------------       ---------       ---------       -------------       -----       ---------
  1 ..............        3.50%           4.00%             4.50%             4          0.962268
  2 ..............        3.50%           3.50%             4.00%             3          0.985646
  3 ..............        3.50%           3.00%             3.50%             2          1.000000
  4 ..............        3.50%           2.00%             2.50%             1          1.009756
  5 ..............        3.50%            N/A               N/A             N/A            N/A

                           MINIMUM VALUE CALCULATION

                                                   Minimum                       Annual
                                                   Guaranteed                    Account                 Minimum
Contract Year                                      Interest Rate                 Fee                     Value
--------------------                               ---------------               ---------               ----------
  1 ................      $50,000         x            1.015            -        $40            =        $50,710
  2 ................      $50,710         x            1.015            -        $40            =        $51,431
  3 ................      $51,431         x            1.015            -        $40            =        $52,162
  4 ................      $52,162         x            1.015            -        $40            =        $52,905
  5 ................      $52,905         x            1.015            -        $40            =        $53,658

                               * BOY = beginning of year
                                          ** EOY = end of year
Annuity payouts
Variable annuity payouts
Variable annuity payouts will be determined on the basis of:
 o the dollar value of the contract on the annuity commencement date less any applicable premium tax (and less any surrender charges on purchase payments in the contract for less than 12 months if bonus credits applied to the purchase payments);
 o the annuity tables contained in the contract;
 o the type of annuity option selected; and
 o the investment results of the fund(s) selected.
In order to determine the amount of variable annuity payouts, we make the following calculation:
 o first, we determine the dollar amount of the first payout;
 o second, we credit the contract with a fixed number of annuity units based on the amount of the first payout; and
 o third, we calculate the value of the annuity units each period thereafter. These steps are explained below.
The dollar amount of the first periodic variable annuity payout is determined by applying the total value of the accumulation units credited under the contract valued as of the annuity commencement date (less any premium taxes) to the annuity tables contained in the contract. The first variable annuity payout will be paid 14 days after the annuity commencement date. This day of the month will become the day on which all future annuity payouts will be paid. Amounts shown in the tables are based on the 1983 "a" Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 3%, 4%, 5% or 6% per annum, depending on the terms of your contract. The first annuity payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the annuitant at the annuity commencement date. The assumed interest rate is the measuring point for subsequent annuity payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than the assumed interest rate, annuity payouts will decrease. If the assumed rate of interest were to be increased, annuity payouts would start at a higher level but would decrease more rapidly or increase more slowly.
We may use sex distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.
At an annuity commencement date, the contract is credited with annuity units for each subaccount on which variable annuity payouts are based. The number of annuity units to be credited is determined by dividing the amount of the first periodic payout by the value of an annuity unit in each subaccount selected. Although the number of annuity units is fixed by this process, the value of such units will
                                                                             B-4
vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the contractowner's fixed number of annuity units in each subaccount by the appropriate annuity unit value for the valuation date ending 14 days prior to the date that payout is due.
The value of each subaccount's annuity unit will be set initially at $1.00. The annuity unit value for each subaccount at the end of any valuation date is determined by multiplying the subaccount annuity unit value for the immediately preceding valuation date by the product of:
 o The net investment factor of the subaccount for the valuation period for which the annuity unit value is being determined, and
 o A factor to neutralize the assumed investment return in the annuity table. The value of the annuity units is determined as of a valuation date 14 days prior to the payment date in order to permit calculation of amounts of annuity payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.
Proof of age, sex and survival
We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.
i4LIFE (Reg. TM) Advantage
During the Access Period for non-Qualified contracts, regular income payments will be determined on the basis of:
 o the dollar value of the contract on the valuation date not more than fourteen days prior to the initial regular income date, less any applicable premium taxes, and each regular income payment date thereafter (or each subsequent anniversary of the initial regular income date if levelized payments are selected);
 o the annuity factor for the i4LIFE (Reg. TM) Advantage or Income4Life (Reg.
   TM) Solution selected; and
 o the investment results of the fixed and/or variable subaccounts selected. During the Access Period for IRA contracts, regular income payments will be determined on the basis of:
 o the dollar value of the contract on December 31 of each year prior to the initial regular income payment and each subsequent regular income payment;
 o the annuity factor for the i4LIFE (Reg. TM) Advantage or Income4Life (Reg.
   TM) Solution selected; and
 o the investment results of the fixed and/or variable subaccounts selected.
For non-qualified contracts, the initial regular income payment is determined by dividing the contract value as of the valuation date no more than fourteen days prior to the initial regular income payment date, less any premium taxes, by 1,000 and multiplying this result by the annuity factor. Subsequent regular income payments are determined by dividing the Account Value as of the valuation date not more than fourteen days prior to the regular income payment due date (or each subsequent anniversary of the initial regular income date if levelized payments are selected) by 1,000 and multiplying this result by the annuity factor adjusted for the remaining annuity period.
For IRA contracts, the initial regular income payment is determined by dividing the contract value as of December 31 of the year prior to the initial regular income payment date by 1,000 and multiplying this result by the annuity factor. Any regular income payments due in the same calendar year will be equal to the first regular income payment of the calendar year. This results in the regular income payment remaining level for a full calendar year and then adjusting at the beginning of the next calendar year. The first regular income payment of a subsequent calendar year will be determined by dividing the Account Value as of December 31 of the year prior by 1,000 and multiplying this result by the annuity factor adjusted for the remaining annuity period.
The annuity factors are based on whether the i4LIFE (Reg. TM) Advantage or Income4Life (Reg. TM) Solution is selected, an assumed investment return of either 3%, 4%, 5% or 6% per annum, the length of the Access Period, the length of time any regular income payments are guaranteed after the Access Period, the frequency of the regular income payments, and the age(s) and sex of the annuitant(s) as of the date the initial regular income payment is calculated, and when applicable, the 1983 Table "a" Individual Annuity Mortality Table, modified.
The assumed interest rate is the measuring point for subsequent regular income payments. If the actual net investment rate (annualized) for the contract,whether based upon a fixed and/or variable subaccount, exceeds the assumed rate, the regular income payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment rate for the contract is less than the assumed rate, the regular income payment will decrease. If a higher assumed rate of interest is selected, regular income payments will start at a higher level but will decrease more rapidly or increase more slowly. We may use sex-distinct annuity factors for contracts that are not associated with employer sponsored plans and where not prohibited by law.
At the end of the Access Period, the periodic regular income payment will purchase annuity units at the then current annuity unit value. Subsequent regular income payments made after the Access Period will be calculated using annuity units as described in the Variable annuity payouts section above.
B-5
Determination of accumulation and annuity unit value
A description of the days on which accumulation and annuity units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.
Since the portfolios of some of the fund and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those fund and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series. Advertising and sales literature
As set forth in the prospectus, we may refer to the following indexes and organizations (and others) in our marketing materials:
A.M. Best's Rating System - is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company. A.M. Best also provides certain rankings, to which we intend to refer.
Dow Jones Industrial Average (DJIA) - price-weighted average of 30 actively traded blue chip stocks, primarily industrials but currently including American Express Company and American Telephone and Telegraph Company. Prepared and published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.
EAFE Index - is prepared by Morgan Stanley Capital International (MSCI). It measures performance of equity securities in Europe, Australasia and the Far East. The index reflects the movements of world stock markets by representing the evolution of an unmanaged portfolio. The EAFE Index offers international diversification representing over 1,000 companies across 20 different countries.
FITCH - provides ratings on over 800 insurance entities in close to 30 countries. The Insurance Group maintains three significant analytical staffing centers in Chicago, London and New York, and also coordinates local analytical resources in other parts of the world on behalf of Fitch's global office network.
Lehman Brothers Aggregate Bond Index - Composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Indexes are rebalanced monthly by market capitalization.
Lehman Brothers Government/Corporate Bond Index - This is a measurement of the movement of approximately 4,200 corporate, publicly traded, fixed-rate, nonconvertible, domestic debt securities, as well as the domestic debt securities issued by the U.S. government or its agencies.
Lehman Brothers Government Intermediate Bond Index - Composed of all bonds covered by the Lehman Brothers Government Bond Index (all publicly issued, nonconvertible, domestic debt of the U.S. government or any agency thereof, quasi-federal corporations, or corporate debt guaranteed by the U.S.
government) with maturities between one and 9.99 years.
Lipper Variable Insurance Products Performance Analysis Service - is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.
Merrill Lynch High Yield Master Index - This is an index of high yield debt securities. High yield securities are those below the top four quality rating categories and are considered more risky than investment grade. Issues must be rated by Standard & Poor's or by Moody's Investors Service as less than investment grade (i.e., BBB or Baa) but not in default (i.e. DDD1 or less). Issues must be in the form of publicly placed nonconvertible, coupon-bearing U.S. domestic debt and must carry a term to maturity of at least one year. Moody's - insurance financial strength rating is an opinion of an insurance company's financial strength and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted. Morgan Stanley Emerging Markets Free Index - A market capitalization weighted index composed of companies representative of the market structure of 22 Emerging Market countries in Europe, Latin America, and the Pacific Basin. This index excludes closed markets and those shares in otherwise free markets, which are not purchasable by foreigners.
Morgan Stanley Pacific Basin (Ex-Japan) Index - An arithmetic, market value-weighted average of the performance of securities listed on the stock exchanges of the following Pacific Basin Countries: Australia, Hong Kong, Malaysia, New Zealand and Singapore.
                                                                             B-6
Morgan Stanley World Capital International World Index - A market capitalization weighted index composed of companies representative of the market structure of 22 Developed Market countries in North America, Europe and the Asia/Pacific Region.
Morningstar - is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities.
Nareit Equity Reit Index - All of the data is based on the last closing price of the month for all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange, and the NASDAQ National Market System. The data is market weighted.
NASDAQ-OTC Price Index - this index is based on the NASD Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of
100.00 on February 5, 1971.
Russell 1000 Index - Measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 that measures 3,000 of the largest U.S. companies.
Russell 2000 Index - Measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 that measures 3,000 of the largest U.S. companies.
Russell 3000 Index - Russell 3000 (Reg. TM) Index measures the performance of the 3,000 largest U.S. companies based on total stock value and represents 98% of the U.S. equity market. As of June 2003, the average firm's stock value in the index was $5.1 billion; the median was $791.1 million. The range of stock value was from $520 billion to $178 million.
Salomon Brothers 90 Day Treasury-Bill Index - Equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill.
Salomon Brothers World Government Bond (Non US) Index - A market capitalization weighted index consisting of government bond markets of the following 13 countries: Australia, Austria, Belgium, Canada, Denmark, France, Germany,
Italy, Japan, The Netherlands, Spain, Sweden, and The United Kingdom.
Standard & Poor's insurance claims - paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with the terms. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.
Standard and Poor's Index (S&P 400) - Consists of 400 domestic stocks chosen for market size, liquidity, and industry representations.
Standard & Poor's 500 Index - A broad-based measurement of U.S. stock-market performance based on the weighted average performance of 500 common stocks of leading company's and leading industries; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm.
Standard and Poor's Utilities Index - The utility index is one of several industry groups within the broader S&P 500. Utility stocks include electric, natural gas, and telephone companies included in the S&P 500.
VARDS (Variable Annuity Research and Data Service) - provides a comprehensive guide to variable annuity contract features and historical fund performance.
The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.
In our advertisements and other sales literature for the VAA and the funds, we intend to illustrate the advantages of the contracts in a number of ways:
Compound Interest Illustrations - These will emphasize several advantages of the variable annuity contract. For example, but not by way of illustration, the literature may emphasize the potential tax savings through tax deferral; the potential advantage of the variable annuity account over the fixed account; and the compounding effect when a client makes regular deposits to his or her contract.
Internet - An electronic communications network which may be used to provide information regarding Lincoln Life, performance of the subaccounts and advertisement literature.
Additional services
Dollar Cost Averaging (DCA) - You may systematically transfer, on a monthly basis, amounts from certain subaccounts, or the fixed side (if available) of the contract into the subaccounts. You may elect to participate in the DCA program at the time of application or at anytime before the annuity commencement date by completing an election form available from us. The minimum amount to be dollar cost averaged is $2,000 over any period between six and sixty months. Once elected, the program will remain in effect until the earlier of:
 o the annuity commencement date;
B-7
 o the value of the amount being DCA'd is depleted; or
 o you cancel the program by written request or by telephone if we have your telephone authorization on file.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or interest adjustment which may apply to transfers. Upon receipt of an additional purchase payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended.
The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional purchase payments will be credited with interest at the standard DCA rate at the time. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.
Automatic Withdrawal Service (AWS) - AWS provides an automatic, periodic withdrawal of contract value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. You may elect to participate in AWS at the time of application or at any time before the annuity commencement date by sending a written request to us. The minimum contract value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for non-qualified contracts.
Cross Reinvestment Program/Earnings Sweep Program - Under this option, account value in a designated variable subaccount of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable subaccount(s) of the contract at specific intervals. You may elect to participate in the cross reinvestment program at the time of application or at any time before the annuity commencement date by sending a written request to us or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross reinvestment will continue until we receive authorization to terminate the program.
The minimum holding account value required to establish cross-reinvestment is $2,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this service at any time.
Portfolio Rebalancing - Portfolio rebalancing is an option, which, if elected by the contractowner, restores to a pre-determined level the percentage of the contract value, allocated to each variable subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all purchase payments allocated to the variable subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. Once the portfolio rebalancing option is activated, any variable subaccount transfers executed outside of the portfolio rebalancing program will terminate the portfolio rebalancing program. Any subsequent purchase payment or withdrawal that modifies the account balance within each variable subaccount may also cause termination of the portfolio rebalancing program. Any such termination will be confirmed to the contractowner. The contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the contractowner may make these elections by phone. The portfolio rebalancing program is not available following the annuity commencement date.
Lincoln Financial Group. Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. With headquarters in Philadelphia, Lincoln Financial Group has consolidated assets of $107 billion and had consolidated revenues of $5.3 billion in 2003. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) and 403(b) plans, 529 college savings plans, mutual funds, managed accounts, institutional investment and financial planning and advisory services.
Lincoln Life's customers. Sales literature for the VAA and the funds may refer to the number of employers and the number of individual annuity clients which Lincoln Life serves. As of the date of this SAI, Lincoln Life was serving over 11,000 employers and more than 1.4 million individuals.
Lincoln Life's assets, size. Lincoln Life may discuss its general financial condition (see, for example, the reference to A.M. Best Company above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria (see reference to A.M. Best Company above). For example, at year-end 2003 Lincoln Life had total assets of approximately $96.9 billion.
Other information
Due to differences in redemption rates, tax treatment or other considerations, the interests of contractowners under the variable life accounts could conflict with those of contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund
                                                                             B-8
involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.
Financial statements
Financial statements of the VAA and of Lincoln Life appear on the following pages.

Lincoln Life Variable Annuity Account W

Statement of assets and liabilities

December 31, 2003

                                                                                          Mortality &
                                                                                          Expense
                                                                            Contract      Guarantee
                                                                            Redemptions   Charges
                                                                            Due to        Payable to
                                                                            The Lincoln   The Lincoln
                                                                            National Life National Life
                                                                            Insurance     Insurance
Subaccount                                         Investments Total Assets Company       Company       Net Assets
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Class II            $ 4,234,737 $ 4,234,737       $32          $182      $ 4,234,523
AIM V.I. Growth Class II                                57,528      57,528        --             2           57,526
AIM V.I. Premier Equity Class II                     1,355,744   1,355,744         4            59        1,355,681
ABVPSF Small Cap Value Class B                         209,782     209,782        --             9          209,773
ABVPSF Technology Class B                               46,143      46,143        --             2           46,141
American Funds Global Small Capitalization Class 2      48,148      48,148        --             2           48,146
American Funds Growth Class 2                          707,399     707,399         3            30          707,366
American Funds International Class 2                   178,900     178,900        --             7          178,893
Delaware VIPT Emerging Markets Service Class           102,726     102,726        --             4          102,722
Delaware VIPT High Yield Service Class                 990,447     990,447        --            41          990,406
Delaware VIPT Large Cap Value Service Class            201,130     201,130        16             9          201,105
Delaware VIPT REIT Service Class                       559,467     559,467        --            24          559,443
Delaware VIPT Small Cap Value Service Class            582,933     582,933        --            25          582,908
Delaware VIPT Trend Service Class                      216,740     216,740        --             9          216,731
Delaware VIPT U.S. Growth Service Class                 72,572      72,572        --             3           72,569
Evergreen VA Omega                                      51,030      51,030        --             2           51,028
Evergreen VA Special Equity                             18,673      18,673        --             1           18,672
Evergreen VA Strategic Income                          725,834     725,834        --            32          725,802
Fidelity VIP Contrafund Service Class 2                658,986     658,986        10            29          658,947
Fidelity VIP Growth Opportunities Service Class 2       22,529      22,529        --             1           22,528
Fidelity VIP Overseas Service Class 2                  104,237     104,237        --             4          104,233
Lincoln VIPT Aggressive Growth                           9,522       9,522        --            --            9,522
Lincoln VIPT Global Asset Allocation                    51,791      51,791        --             2           51,789
MFS VIT Capital Opportunities Service Class            647,934     647,934         4            28          647,902
MFS VIT Emerging Growth Service Class                   35,222      35,222        --             2           35,220
MFS VIT Utilities Service Class                        213,156     213,156         2             9          213,145
NB AMT Balanced                                        900,674     900,674         3            39          900,632
NB AMT Mid-Cap Growth                                  302,810     302,810         6            13          302,791
NB AMT Regency                                         132,266     132,266        --             6          132,260
Putnam VT Growth & Income Class IB                     622,672     622,672        10            26          622,636
Scudder VIT Equity 500 Index                         1,051,860   1,051,860        --            46        1,051,814
WFVT Asset Allocation                                1,840,220   1,840,220        14            78        1,840,128
WFVT Equity Income                                     547,530     547,530         8            23          547,499
WFVT Equity Value                                      504,014     504,014         5            22          503,987
WFVT Growth                                            101,972     101,972        --             4          101,968
WFVT International Equity                               70,904      70,904        --             3           70,901
WFVT Large Company Growth                              725,484     725,484         2            31          725,451
WFVT Money Market                                   13,036,394  13,036,394         4           525       13,035,865
WFVT Small Cap Growth                                  192,953     192,953        --             8          192,945
WFVT Total Return Bond                               2,086,735   2,086,735         3            90        2,086,642

See accompanying notes.

Lincoln Life Variable Annuity Account W

Statement of operations

December 31, 2003

                                                   Dividends
                                                   from       Mortality and     Net           Net Realized
                                                   Investment Expense           Investment    Gain (Loss) on
Subaccount                                         Income     Guarantee Charges Income (Loss) Investments
------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Class II             $96,325       $ (65,990)      $  30,335      $  2,203
AIM V.I. Growth Class II                                 --            (628)           (628)      (11,064)
AIM V.I. Premier Equity Class II                      2,717         (13,955)        (11,238)       (3,407)
ABVPSF Small Cap Value Class B                          899          (2,648)         (1,749)          590
ABVPSF Technology Class B                                --            (616)           (616)          (81)
American Funds Global Small Capitalization Class 2      237            (695)           (458)       (8,269)
American Funds Growth Class 2                           653          (9,079)         (8,426)         (356)
American Funds International Class 2                  1,945          (3,903)         (1,958)       (4,360)
Delaware VIPT Emerging Markets Service Class          1,790          (1,360)            430       (31,880)
Delaware VIPT High Yield Service Class               45,732         (11,549)         34,183         4,543
Delaware VIPT Large Cap Value Service Class           2,905          (2,655)            250          (131)
Delaware VIPT REIT Service Class                     10,296          (7,082)          3,214         1,032
Delaware VIPT Small Cap Value Service Class           1,117          (7,052)         (5,935)        1,014
Delaware VIPT Trend Service Class                        --          (2,882)         (2,882)           87
Delaware VIPT U.S. Growth Service Class                  13            (682)           (669)       (3,254)
Evergreen VA Omega                                       --            (605)           (605)       (3,487)
Evergreen VA Special Equity                              --            (237)           (237)           11
Evergreen VA Strategic Income                        65,446          (8,042)         57,404         4,653
Fidelity VIP Contrafund Service Class 2               1,261          (7,841)         (6,580)        1,639
Fidelity VIP Growth Opportunities Service Class 2       226            (335)           (109)         (850)
Fidelity VIP Overseas Service Class 2                   327          (3,125)         (2,798)       25,069
Lincoln VIPT Aggressive Growth                           --            (116)           (116)           10
Lincoln VIPT Global Asset Allocation                  1,710            (792)            918           222
MFS VIT Capital Opportunities Service Class              --          (6,811)         (6,811)         (850)
MFS VIT Emerging Growth Service Class                    --            (447)           (447)       (9,074)
MFS VIT Utilities Service Class                       3,879          (2,770)          1,109        (2,968)
NB AMT Balanced                                      14,694          (8,625)          6,069        (1,985)
NB AMT Mid-Cap Growth                                    --          (4,084)         (4,084)         (875)
NB AMT Regency                                           --          (1,565)         (1,565)          230
Putnam VT Growth & Income Class IB                    9,370          (7,989)          1,381        (5,776)
Scudder VIT Equity 500 Index                          5,375          (9,623)         (4,248)          392
WFVT Asset Allocation                                25,457         (24,155)          1,302       (18,169)
WFVT Equity Income                                    7,175          (6,994)            181        (5,817)
WFVT Equity Value                                     7,366          (6,976)            390        (1,158)
WFVT Growth                                              --          (1,280)         (1,280)          (70)
WFVT International Equity                             6,822          (2,807)          4,015       (73,089)
WFVT Large Company Growth                                --          (9,390)         (9,390)      (13,719)
WFVT Money Market                                    43,141        (143,570)       (100,429)           --
WFVT Small Cap Growth                                    --          (2,505)         (2,505)       (9,098)
WFVT Total Return Bond                               71,207         (27,343)         43,864        13,865

See accompanying notes.

                                        Net Change in   Net Increase
          Dividends from                Unrealized      (Decrease) in
          Net Realized   Net Realized   Appreciation or Net Assets
          Gain on        Gain (Loss) on Depreciation on Resulting from
          Investments    Investments    Investments     Operations
          ------------------------------------------------------------
             $ 1,497        $  3,700       $(74,976)      $ (40,941)
                  --         (11,064)        20,930           9,238
                  --          (3,407)       212,024         197,379
               2,382           2,972         56,825          58,048
                  --             (81)        14,171          13,474
                  --          (8,269)        18,240           9,513
                  --            (356)       185,296         176,514
                  --          (4,360)        42,855          36,537
                  --         (31,880)        41,007           9,557
                  --           4,543        132,021         170,747
                  --            (131)        40,279          40,398
               3,337           4,369        125,680         133,263
                  --           1,014        162,696         157,775
                  --              87         55,815          53,020
                  --          (3,254)        13,876           9,953
                  --          (3,487)        17,104          13,012
                  --              11          6,434           6,208
                  --           4,653          7,590          69,647
                  --           1,639        129,079         124,138
                  --            (850)         5,480           4,521
                  --          25,069         28,033          50,304
                  --              10          2,349           2,243
                  --             222          7,935           9,075
                  --            (850)       111,605         103,944
                  --          (9,074)        15,916           6,395
                  --          (2,968)        53,576          51,717
                  --          (1,985)        71,997          76,081
                  --            (875)        66,116          61,157
                  --             230         33,209          31,874
                  --          (5,776)       128,784         124,389
                  --             392        163,178         159,322
                  --         (18,169)       315,806         298,939
              11,412           5,595         96,290         102,066
                  --          (1,158)        98,358          97,590
                  --             (70)        18,479          17,129
                  --         (73,089)        16,515         (52,559)
                  --         (13,719)       153,043         129,934
                  --              --             --        (100,429)
                  --          (9,098)        66,102          54,499
              28,647          42,512         16,877         103,253

Lincoln Life Variable Annuity Account W

Statements of changes in net assets

Years Ended December 31, 2002 and 2003

                                                                         AIM V.I.                            AIM V.I.
                                                                         Government          AIM V.I.        Premier Equity
                                                                         Securities Class II Growth Class II Class II
                                                                         Subaccount          Subaccount      Subaccount
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                                                $  489,568         $ 82,787       $  130,193
Changes From Operations:
.. Net investment income (loss)                                                   39,655           (1,470)          (3,112)
.. Net realized gain (loss) on investments                                         7,000          (23,273)         (20,252)
.. Net change in unrealized appreciation or depreciation on investments           84,301          (22,613)         (90,527)
                                                                             ----------         --------       ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 130,956          (47,356)        (113,891)
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                         3,668,802           61,602          486,823
..  Terminated contracts                                                        (651,996)         (44,246)         (58,820)
                                                                             ----------         --------       ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS        3,016,806           17,356          428,003
                                                                             ----------         --------       ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       3,147,762          (30,000)         314,112
                                                                             ----------         --------       ----------
NET ASSETS AT DECEMBER 31, 2002                                               3,637,330           52,787          444,305
Changes From Operations:
.. Net investment income (loss)                                                   30,335             (628)         (11,238)
.. Net realized gain (loss) on investments                                         3,700          (11,064)          (3,407)
.. Net change in unrealized appreciation or depreciation on investments          (74,976)          20,930          212,024
                                                                             ----------         --------       ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 (40,941)           9,238          197,379
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                         1,556,835           25,012          741,452
..  Terminated contracts                                                        (918,701)         (29,511)         (27,455)
                                                                             ----------         --------       ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS          638,134           (4,499)         713,997
                                                                             ----------         --------       ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         597,193            4,739          911,376
                                                                             ----------         --------       ----------
NET ASSETS AT DECEMBER 31, 2003                                              $4,234,523         $ 57,526       $1,355,681
                                                                             ==========         ========       ==========

                                                                         Delaware VIPT       Delaware VIPT
                                                                         Trend               U.S. Growth     Evergreen VA
                                                                         Service Class       Service Class   Omega
                                                                         Subaccount          Subaccount      Subaccount
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                                                $   49,610         $ 10,523       $   66,467
Changes From Operations:
.. Net investment income (loss)                                                   (2,038)            (591)            (866)
.. Net realized gain (loss) on investments                                        (5,661)          (1,839)          (2,543)
.. Net change in unrealized appreciation or depreciation on investments          (22,000)         (13,231)         (14,406)
                                                                             ----------         --------       ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 (29,699)         (15,661)         (17,815)
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                           179,858           64,477            3,828
..  Terminated contracts                                                         (39,926)          (7,751)          (9,456)
                                                                             ----------         --------       ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS          139,932           56,726           (5,628)
                                                                             ----------         --------       ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         110,233           41,065          (23,443)
                                                                             ----------         --------       ----------
NET ASSETS AT DECEMBER 31, 2002                                                 159,843           51,588           43,024
Changes From Operations:
.. Net investment income (loss)                                                   (2,882)            (669)            (605)
.. Net realized gain (loss) on investments                                            87           (3,254)          (3,487)
.. Net change in unrealized appreciation or depreciation on investments           55,815           13,876           17,104
                                                                             ----------         --------       ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  53,020            9,953           13,012
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                             4,377           36,363            6,853
..  Terminated contracts                                                            (509)         (25,335)         (11,861)
                                                                             ----------         --------       ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS            3,868           11,028           (5,008)
                                                                             ----------         --------       ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          56,888           20,981            8,004
                                                                             ----------         --------       ----------
NET ASSETS AT DECEMBER 31, 2003                                              $  216,731         $ 72,569       $   51,028
                                                                             ==========         ========       ==========

                                                                         ABVPSF
                                                                         Small Cap Value
                                                                         Class B
                                                                         Subaccount
-----------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                                                   $ 26,347
Changes From Operations:
.. Net investment income (loss)                                                    (1,321)
.. Net realized gain (loss) on investments                                           (715)
.. Net change in unrealized appreciation or depreciation on investments           (10,968)
                                                                                --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  (13,004)
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                            137,804
..  Terminated contracts                                                          (10,074)
                                                                                --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS           127,730
                                                                                --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          114,726
                                                                                --------
NET ASSETS AT DECEMBER 31, 2002                                                  141,073
Changes From Operations:
.. Net investment income (loss)                                                    (1,749)
.. Net realized gain (loss) on investments                                          2,972
.. Net change in unrealized appreciation or depreciation on investments            56,825
                                                                                --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   58,048
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                             18,929
..  Terminated contracts                                                           (8,277)
                                                                                --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS            10,652
                                                                                --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           68,700
                                                                                --------
NET ASSETS AT DECEMBER 31, 2003                                                 $209,773
                                                                                ========


                                                                         Evergreen VA
                                                                         Special Equity
                                                                         Subaccount
-----------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                                                   $ 12,238
Changes From Operations:
.. Net investment income (loss)                                                      (273)
.. Net realized gain (loss) on investments                                         (1,135)
.. Net change in unrealized appreciation or depreciation on investments            (3,823)
                                                                                --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   (5,231)
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                             12,859
..  Terminated contracts                                                           (7,713)
                                                                                --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS             5,146
                                                                                --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                              (85)
                                                                                --------
NET ASSETS AT DECEMBER 31, 2002                                                   12,153
Changes From Operations:
.. Net investment income (loss)                                                      (237)
.. Net realized gain (loss) on investments                                             11
.. Net change in unrealized appreciation or depreciation on investments             6,434
                                                                                --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    6,208
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                                316
..  Terminated contracts                                                               (5)
                                                                                --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS               311
                                                                                --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            6,519
                                                                                --------
NET ASSETS AT DECEMBER 31, 2003                                                 $ 18,672
                                                                                ========

See accompanying notes.

             American Funds                                  Delaware VIPT
ABVPSF       Global Small    American Funds  American Funds  Emerging      Delaware VIPT      Delaware VIPT   Delaware VIPT
Technology   Capitalization  Growth          International   Markets       High Yield Service Large Cap Value REIT
Class B      Class 2         Class 2         Class 2         Service Class Class              Service Class   Service Class
Subaccount   Subaccount      Subaccount      Subaccount      Subaccount    Subaccount         Subaccount      Subaccount
----------------------------------------------------------------------------------------------------------------------------
  $ 14,280     $    14,351      $ 114,098      $    44,351    $    10,327      $  10,680         $ 51,767       $ 20,299
      (418)           (169)        (5,053)             174           (149)        38,550             (486)        (1,376)
    (2,255)           (896)       (28,575)          (3,564)          (185)       (41,781)          (4,340)        (1,091)
   (11,633)         (4,593)       (82,915)         (12,685)        (1,131)        33,626          (24,518)        (4,138)
  --------     -----------      ---------      -----------    -----------      ---------         --------       --------
   (14,306)         (5,658)      (116,543)         (16,075)        (1,465)        30,395          (29,344)        (6,605)
    31,591          24,210        621,794          105,254         40,933        906,854          151,842        306,118
    (8,259)         (9,317)      (148,320)         (27,133)       (10,472)      (382,040)         (42,801)       (26,469)
  --------     -----------      ---------      -----------    -----------      ---------         --------       --------
    23,332          14,893        473,474           78,121         30,461        524,814          109,041        279,649
  --------     -----------      ---------      -----------    -----------      ---------         --------       --------
     9,026           9,235        356,931           62,046         28,996        555,209           79,697        273,044
  --------     -----------      ---------      -----------    -----------      ---------         --------       --------
    23,306          23,586        471,029          106,397         39,323        565,889          131,464        293,343
      (616)           (458)        (8,426)          (1,958)           430         34,183              250          3,214
       (81)         (8,269)          (356)          (4,360)       (31,880)         4,543             (131)         4,369
    14,171          18,240        185,296           42,855         41,007        132,021           40,279        125,680
  --------     -----------      ---------      -----------    -----------      ---------         --------       --------
    13,474           9,513        176,514           36,537          9,557        170,747           40,398        133,263
     9,971       1,081,026        107,159        4,287,562      1,954,732        285,590           32,840        142,507
      (610)     (1,065,979)       (47,336)      (4,251,603)    (1,900,890)       (31,820)          (3,597)        (9,670)
  --------     -----------      ---------      -----------    -----------      ---------         --------       --------
     9,361          15,047         59,823           35,959         53,842        253,770           29,243        132,837
  --------     -----------      ---------      -----------    -----------      ---------         --------       --------
    22,835          24,560        236,337           72,496         63,399        424,517           69,641        266,100
  --------     -----------      ---------      -----------    -----------      ---------         --------       --------
  $ 46,141     $    48,146      $ 707,366      $   178,893    $   102,722      $ 990,406         $201,105       $559,443
  ========     ===========      =========      ===========    ===========      =========         ========       ========

                             Fidelity VIP                                                     MFS VIT         MFS VIT
Evergreen VA Fidelity VIP    Growth          Fidelity VIP    Lincoln VIPT  Lincoln VIPT       Capital         Emerging
Strategic    Contrafund      Opportunities   Overseas        Aggressive    Global Asset       Opportunities   Growth
Income       Service Class 2 Service Class 2 Service Class 2 Growth        Allocation         Service Class   Service Class
Subaccount   Subaccount      Subaccount      Subaccount      Subaccount    Subaccount         Subaccount      Subaccount
----------------------------------------------------------------------------------------------------------------------------
  $ 77,201     $    40,212      $  10,253      $    29,835    $    11,218      $   9,916         $ 40,894       $ 22,205
    11,813          (2,970)           (80)            (822)          (159)           175           (2,533)          (756)
       954          (2,698)          (788)          (4,941)          (436)        (2,585)          (8,573)        (2,254)
    10,764         (26,206)        (1,528)         (14,594)        (2,715)        (3,253)         (48,024)       (17,157)
  --------     -----------      ---------      -----------    -----------      ---------         --------       --------
    23,531         (31,874)        (2,396)         (20,357)        (3,310)        (5,663)         (59,130)       (20,167)
   194,800         355,017          2,268           73,638          7,351         53,405          286,638         51,500
   (19,680)        (44,173)        (8,125)         (24,602)        (7,974)       (21,164)         (40,271)        (7,748)
  --------     -----------      ---------      -----------    -----------      ---------         --------       --------
   175,120         310,844         (5,857)          49,036           (623)        32,241          246,367         43,752
  --------     -----------      ---------      -----------    -----------      ---------         --------       --------
   198,651         278,970         (8,253)          28,679         (3,933)        26,578          187,237         23,585
  --------     -----------      ---------      -----------    -----------      ---------         --------       --------
   275,852         319,182          2,000           58,514          7,285         36,494          228,131         45,790
    57,404          (6,580)          (109)          (2,798)          (116)           918           (6,811)          (447)
     4,653           1,639           (850)          25,069             10            222             (850)        (9,074)
     7,590         129,079          5,480           28,033          2,349          7,935          111,605         15,916
  --------     -----------      ---------      -----------    -----------      ---------         --------       --------
    69,647         124,138          4,521           50,304          2,243          9,075          103,944          6,395
   440,626         219,467         16,508        4,271,925             --         18,473          331,064         12,134
   (60,323)         (3,840)          (501)      (4,276,510)            (6)       (12,253)         (15,237)       (29,099)
  --------     -----------      ---------      -----------    -----------      ---------         --------       --------
   380,303         215,627         16,007           (4,585)            (6)         6,220          315,827        (16,965)
  --------     -----------      ---------      -----------    -----------      ---------         --------       --------
   449,950         339,765         20,528           45,719          2,237         15,295          419,771        (10,570)
  --------     -----------      ---------      -----------    -----------      ---------         --------       --------
  $725,802     $   658,947      $  22,528      $   104,233    $     9,522      $  51,789         $647,902       $ 35,220
  ========     ===========      =========      ===========    ===========      =========         ========       ========

Delaware VIPT
Small Cap Value
Service Class
Subaccount
----------------
       $ 62,117
         (3,084)
            465
        (31,617)
       --------
        (34,236)
        351,847
        (15,434)
       --------
        336,413
       --------
        302,177
       --------
        364,294
         (5,935)
          1,014
        162,696
       --------
        157,775
         75,398
        (14,559)
       --------
         60,839
       --------
        218,614
       --------
       $582,908
       ========


MFS VIT
Utilities
Service Class
Subaccount
----------------
       $152,392
          1,521
        (12,551)
        (39,238)
       --------
        (50,268)
         98,147
        (38,445)
       --------
         59,702
       --------
          9,434
       --------
        161,826
          1,109
         (2,968)
         53,576
       --------
         51,717
         32,868
        (33,266)
       --------
           (398)
       --------
         51,319
       --------
       $213,145
       ========

Lincoln Life Variable Annuity Account W

Years Ended December 31, 2002 and 2003

                                                                                                              Putnam VT
                                                                                                              Growth &
                                                                         NB AMT     NB AMT         NB AMT     Income
                                                                         Balanced   Mid-Cap Growth Regency    Class IB
                                                                         Subaccount Subaccount     Subaccount Subaccount
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                                            $  59,184   $     68,711   $ 33,108   $  184,976
Changes From Operations:
.. Net investment income (loss)                                                (261)        (3,049)      (836)          60
.. Net realized gain (loss) on investments                                   (9,924)       (10,666)      (609)      (3,882)
.. Net change in unrealized appreciation or depreciation on investments     (23,059)       (59,631)    (6,804)     (97,428)
                                                                         ---------   ------------   --------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            (33,244)       (73,346)    (8,249)    (101,250)
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                      386,837        260,661     56,794      443,791
..  Terminated contracts                                                    (71,527)       (39,796)    (9,195)     (28,829)
                                                                         ---------   ------------   --------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS     315,310        220,865     47,599      414,962
                                                                         ---------   ------------   --------   ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    282,066        147,519     39,350      313,712
                                                                         ---------   ------------   --------   ----------
NET ASSETS AT DECEMBER 31, 2002                                            341,250        216,230     72,458      498,688
Changes From Operations:
.. Net investment income (loss)                                               6,069         (4,084)    (1,565)       1,381
.. Net realized gain (loss) on investments                                   (1,985)          (875)       230       (5,776)
.. Net change in unrealized appreciation or depreciation on investments      71,997         66,116     33,209      128,784
                                                                         ---------   ------------   --------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             76,081         61,157     31,874      124,389
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                      497,851         28,580     31,204       49,881
..  Terminated contracts                                                    (14,550)        (3,176)    (3,276)     (50,322)
                                                                         ---------   ------------   --------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS     483,301         25,404     27,928         (441)
                                                                         ---------   ------------   --------   ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    559,382         86,561     59,802      123,948
                                                                         ---------   ------------   --------   ----------
NET ASSETS AT DECEMBER 31, 2003                                          $ 900,632   $    302,791   $132,260   $  622,636
                                                                         =========   ============   ========   ==========

                                                                         WFVT Large                WFVT       WFVT
                                                                         Company    WFVT Money     Small Cap  Total Return
                                                                         Growth     Market         Growth     Bond
                                                                         Subaccount Subaccount     Subaccount Subaccount
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                                            $ 237,524   $    840,268   $ 28,356   $  362,542
Changes From Operations:
.. Net investment income (loss)                                              (6,947)        (6,418)    (1,982)      35,355
.. Net realized gain (loss) on investments                                  (18,933)            --     (5,564)         761
.. Net change in unrealized appreciation or depreciation on investments    (130,513)            --    (53,640)      17,040
                                                                         ---------   ------------   --------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           (156,393)        (6,418)   (61,186)      53,156
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                      507,574      4,032,369    198,667      728,305
..  Terminated contracts                                                    (69,472)    (2,254,522)   (14,281)     (68,471)
                                                                         ---------   ------------   --------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS     438,102      1,777,847    184,386      659,834
                                                                         ---------   ------------   --------   ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    281,709      1,771,429    123,200      712,990
                                                                         ---------   ------------   --------   ----------
NET ASSETS AT DECEMBER 31, 2002                                            519,233      2,611,697    151,556    1,075,532
Changes From Operations:
.. Net investment income (loss)                                              (9,390)      (100,429)    (2,505)      43,864
.. Net realized gain (loss) on investments                                  (13,719)            --     (9,098)      42,512
.. Net change in unrealized appreciation or depreciation on investments     153,043             --     66,102       16,877
                                                                         ---------   ------------   --------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            129,934       (100,429)    54,499      103,253
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                      137,691     28,027,452     13,857    1,554,892
..  Terminated contracts                                                    (61,407)   (17,502,855)   (26,967)    (647,035)
                                                                         ---------   ------------   --------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS      76,284     10,524,597    (13,110)     907,857
                                                                         ---------   ------------   --------   ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    206,218     10,424,168     41,389    1,011,110
                                                                         ---------   ------------   --------   ----------
NET ASSETS AT DECEMBER 31, 2003                                          $ 725,451   $ 13,035,865   $192,945   $2,086,642
                                                                         =========   ============   ========   ==========

    Scudder VIT                                                WFVT
    Equity 500  WFVT Asset  WFVT Equity WFVT Equity WFVT       International
    Index       Allocation  Income      Value       Growth     Equity
    Subaccount  Subaccount  Subaccount  Subaccount  Subaccount Subaccount
    ------------------------------------------------------------------------
    $   31,741  $  536,200   $110,850    $ 87,606    $ 12,499   $    10,873
           568       8,306      1,127         369        (640)         (334)
        (1,634)     (7,541)    (6,424)    (11,113)     (1,988)         (897)
       (23,337)   (145,404)   (71,434)    (83,627)    (13,431)       (4,985)
    ----------  ----------   --------    --------    --------   -----------
       (24,403)   (144,639)   (76,731)    (94,371)    (16,059)       (6,216)
       202,883   1,412,752    418,222     479,629      76,468        37,795
       (10,346)   (337,887)   (38,090)    (60,486)     (9,485)       (7,857)
    ----------  ----------   --------    --------    --------   -----------
       192,537   1,074,865    380,132     419,143      66,983        29,938
    ----------  ----------   --------    --------    --------   -----------
       168,134     930,226    303,401     324,772      50,924        23,722
    ----------  ----------   --------    --------    --------   -----------
       199,875   1,466,426    414,251     412,378      63,423        34,595
        (4,248)      1,302        181         390      (1,280)        4,015
           392     (18,169)     5,595      (1,158)        (70)      (73,089)
       163,178     315,806     96,290      98,358      18,479        16,515
    ----------  ----------   --------    --------    --------   -----------
       159,322     298,939    102,066      97,590      17,129       (52,559)
       698,374     355,969     69,278       4,037      21,588     4,274,168
        (5,757)   (281,206)   (38,096)    (10,018)       (172)   (4,185,303)
    ----------  ----------   --------    --------    --------   -----------
       692,617      74,763     31,182      (5,981)     21,416        88,865
    ----------  ----------   --------    --------    --------   -----------
       851,939     373,702    133,248      91,609      38,545        36,306
    ----------  ----------   --------    --------    --------   -----------
    $1,051,814  $1,840,128   $547,499    $503,987    $101,968   $    70,901
    ==========  ==========   ========    ========    ========   ===========

Lincoln Life Variable Annuity Account W

Notes to financial statements

1. Accounting Policies and Account Information
The Variable Account: Lincoln Life Variable Annuity Account W (Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust. The operations of the Variable Account, which commenced on September 19, 2001, are part of the operations of the Company. The Variable Account consists of three products which are listed below.

  Wells Fargo New Directions/SM/ Core
  Wells Fargo New Directions/SM/ Access
  Wells Fargo New Directions/SM/ Access 4

The assets of the Variable Account are owned by the Company. The portion of the Variable Account's assets supporting the annuity contracts may not be used to satisfy liabilities arising from any other business of the Company.

Basis of Presentation: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

Investments: The assets of the Variable Accounts are divided into variable subaccounts each of which is invested in shares of forty mutual funds (the Funds) of twelve diversified open-end management investment companies, each Fund with its own investment objective. The Funds are:

AIM Variable Insurance Funds (AIM V.I.):
  AIM V.I. Government Securities Class II Fund
  AIM V.I. Growth Class II Fund
  AIM V.I. Premier Equity Class II Fund

AllianceBernstein Variable Products Series Fund (ABVPSF):
  ABVPSF Small Cap Value Class B Fund
  ABVPSF Technology Class B Fund

American Funds Insurance Series (American Funds):
  American Funds Global Small Capitalization Class 2 Fund
  American Funds Growth Class 2 Fund
  American Funds International Class 2 Fund

Delaware VIP Trust (Delaware VIPT)*:
  Delaware VIPT Emerging Markets Service Class Series
  Delaware VIPT High Yield Service Class Series
  Delaware VIPT Large Cap Value Service Class Series
  Delaware VIPT REIT Service Class Series
  Delaware VIPT Small Cap Value Service Class Series
  Delaware VIPT Trend Service Class Series
  Delaware VIPT U.S. Growth Service Class Series

Evergreen VA Fund:
  Evergreen VA Omega Fund
  Evergreen VA Special Equity Fund
  Evergreen VA Strategic Income Fund

Fidelity Variable Insurance Products Fund (Fidelity VIP):
  Fidelity VIP Contrafund Service Class 2 Portfolio
  Fidelity VIP Growth Opportunities Service Class 2 Portfolio
  Fidelity VIP Overseas Service Class 2 Portfolio

Lincoln Variable Insurance Products Trust (Lincoln VIPT)*:
  Lincoln VIPT Aggressive Growth Fund
  Lincoln VIPT Global Asset Allocation Fund

MFS Variable Insurance Trust (MFS VIT):
  MFS VIT Capital Opportunities Service Class Series
  MFS VIT Emerging Growth Service Class Series
  MFS VIT Utilities Service Class Series

Neuberger Berman Advisors Management Trust (NB AMT):
  NB AMT Balanced Fund
  NB AMT Mid-Cap Growth Fund
  NB AMT Regency Fund

Putnam Variable Trust (Putnam VT):
  Putnam VT Growth & Income Class IB Fund

Scudder VIT Funds (Scudder VIT):
  Scudder VIT Equity 500 Index Fund

Wells Fargo Variable Trust (WFVT):
  WFVT Asset Allocation Fund
  WFVT Equity Income Fund
  WFVT Equity Value Fund
  WFVT Growth Fund
  WFVT International Equity Fund
  WFVT Large Company Growth Fund
  WFVT Money Market Fund
  WFVT Small Cap Growth Fund
  WFVT Total Return Bond Fund

* Denotes an affiliate of The Lincoln National Life Insurance Company

Investments in the Funds are stated at the closing net asset value per share on December 31, 2003, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.

Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

Lincoln Life Variable Annuity Account W

Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Using current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

2. Mortality and Expense Guarantees and Other Transactions with Affiliates Amounts are paid to the Company for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The rates are as follows:

..  Wells Fargo New Directions/SM/ Core at a daily rate of .00383562% to
   .00643836% (1.40% to 2.35% on an annual basis).
..  Wells Fargo New Directions/SM/ Access at a daily rate of .00397260% to
   .00657534% (1.45% to 2.40% on an annual basis).
..  Wells Fargo New Directions/SM/ Access 4 at a daily rate of .00438356% to
   .00698630% (1.60% to 2.55% on an annual basis).

In addition, $17,324 was retained by the Company for total and partial withdrawals of account balances. The Company is responsible for all sales, general, and administrative expenses applicable to the Variable Account.

Lincoln Life Variable Annuity Account W

3. Condensed Financial Information
A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for the year or period ended December 31, 2003 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                                                         Unit Value Unit Value
                                                            Commencement Beginning  End of     Units                  Total
Subaccount                                                  Date(1)      of Period  Period     Outstanding Net Assets Return(2)
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Class II
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)                     $10.75     $10.70      47,246   $  505,656   (0.48)%
  Wells Fargo New Directions/SM/ Core (1.60% Fee Rate)                      10.73      10.66       3,880       41,350   (0.68)%
  Wells Fargo New Directions/SM/ Core (1.65% Fee Rate)                      10.71      10.64       4,404       46,847   (0.72)%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)                    10.75      10.69      14,509      155,120   (0.53)%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)                    10.72      10.64       6,580       70,008   (0.72)%
  Wells Fargo New Directions/SM/ Access (1.70% Fee Rate)                    10.71      10.63       1,762       18,730   (0.77)%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)                  10.73      10.66     317,815    3,386,554   (0.68)%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)                  10.70      10.61         967       10,258   (0.87)%
AIM V.I. Growth Class II
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)                       7.56       9.77       3,086       30,137   29.16%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)                     7.54       9.71       2,515       24,424   28.84%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)                   7.54       9.70         306        2,965   28.57%
AIM V.I. Premier Equity Class II
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)                       7.77       9.56       7,588       72,545   23.11%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)                     7.76       9.55       4,488       42,856   23.05%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)                     7.74       9.50       2,486       23,626   22.80%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)                   7.75       9.52     127,847    1,216,654   22.85%
ABVPSF Small Cap Value Class B
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)                      10.97      15.25       2,445       37,284   38.98%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)                    10.97      15.23         615        9,363   38.89%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)                    10.94      15.16         835       12,658   38.61%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)                  10.94      15.17       9,231      140,131   38.66%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)                  10.91      15.10         684       10,337   38.38%
ABVPSF Technology Class B
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)                   7.37      10.43       4,422       46,141   41.58%
American Funds Global Small Capitalization Class 2
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)                       9.98      15.13         900       13,617   51.61%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)                   9.96      15.05       2,294       34,529   51.16%
American Funds Growth Class 2
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)                       9.18      12.39      11,774      145,853   34.92%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)                     9.17      12.37       5,155       63,785   34.85%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)                     9.15      12.32       1,227       15,109   34.58%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)                   9.16      12.33      37,566      463,178   34.64%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)                   9.13      12.27       1,584       19,441   34.37%
American Funds International Class 2
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)                       9.11      12.11       6,048       73,266   33.01%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)                   9.09      12.06       8,757      105,627   32.73%
Delaware VIPT Emerging Markets Service Class
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)                      11.85      19.89       1,318       26,216   67.83%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)                    11.84      19.86         510       10,122   67.74%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)                  11.82      19.79       3,353       66,384   67.45%
Delaware VIPT High Yield Service Class
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)                      10.34      13.12      36,481      478,528   26.82%
  Wells Fargo New Directions/SM/ Core (1.60% Fee Rate)                      10.32      13.06         378        4,938   26.57%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)                    10.34      13.10       5,153       67,511   26.76%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)                    10.31      13.04       3,898       50,817   26.51%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)                  10.31      13.06      29,766      388,612   26.57%
Delaware VIPT Large Cap Value Service Class
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)                       8.89      11.24         767        8,617   26.47%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)                   8.87      11.18      17,213      192,488   26.08%
Delaware VIPT REIT Service Class
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)                      11.03      14.54       2,984       43,391   31.88%
  Wells Fargo New Directions/SM/ Core (1.60% Fee Rate)                      11.00      14.48         620        8,981   31.62%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)                    11.02      14.53         490        7,111   31.82%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)      4/29/03       11.50      14.46       2,627       37,983   25.75%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)                  11.00      14.48      31,902      461,977   31.61%

                                                            Investment
                                                            Income
Subaccount                                                  Ratio(3)
-----------------------------------------------------------------------
AIM V.I. Government Securities Class II                           2.29%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)
  Wells Fargo New Directions/SM/ Core (1.60% Fee Rate)
  Wells Fargo New Directions/SM/ Core (1.65% Fee Rate)
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)
  Wells Fargo New Directions/SM/ Access (1.70% Fee Rate)
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)
AIM V.I. Growth Class II                                            --
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)
AIM V.I. Premier Equity Class II                                  0.31%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)
ABVPSF Small Cap Value Class B                                    0.53%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)
ABVPSF Technology Class B                                           --
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)
American Funds Global Small Capitalization Class 2                0.46%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)
American Funds Growth Class 2                                     0.11%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)
American Funds International Class 2                              0.71%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)
Delaware VIPT Emerging Markets Service Class                      1.79%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)
Delaware VIPT High Yield Service Class                            5.87%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)
  Wells Fargo New Directions/SM/ Core (1.60% Fee Rate)
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)
Delaware VIPT Large Cap Value Service Class                       1.74%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)
Delaware VIPT REIT Service Class                                  2.30%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)
  Wells Fargo New Directions/SM/ Core (1.60% Fee Rate)
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)

Lincoln Life Variable Annuity Account W

                                                                         Unit Value Unit Value
                                                            Commencement Beginning  End of     Units                  Total
Subaccount                                                  Date(1)      of Period  Period     Outstanding Net Assets Return(2)
--------------------------------------------------------------------------------------------------------------------------------
Delaware VIPT Small Cap Value Service Class
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)                     $10.98     $15.33      9,130     $139,988    39.70%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)                    10.97      15.32      3,121       47,800    39.63%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)                  10.95      15.27     25,209      384,900    39.42%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)                  10.92      15.20        672       10,220    39.14%
Delaware VIPT Trend Service Class
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)                      10.09      13.41      1,760       23,611    32.97%
  Wells Fargo New Directions/SM/ Core (1.60% Fee Rate)                      10.06      13.35        513        6,847    32.70%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)                    10.08      13.40        507        6,795    32.90%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)                    10.05      13.34        866       11,552    32.63%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)                  10.06      13.35     12,575      167,926    32.66%
Delaware VIPT U.S. Growth Service Class
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)                       8.12       9.89      3,359       33,211    21.80%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)                   8.10       9.84      3,998       39,358    21.43%
Evergreen VA Omega
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)                     8.48      11.71      3,261       38,204    38.08%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)                   8.46      11.67      1,099       12,824    37.89%
Evergreen VA Special Equity
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)                       8.31      12.48        453        5,653    50.05%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)                     8.29      12.40        972       12,077    49.67%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)                   8.27      12.38         76          942    49.56%
Evergreen VA Strategic Income
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)                      11.70      13.47      3,286       44,275    15.13%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)                    11.69      13.46      1,204       16,210    15.08%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)                    11.66      13.39      1,320       17,684    14.85%
  Wells Fargo New Directions/SM/ Access (1.70% Fee Rate)                    11.66      13.38      1,707       22,832    14.79%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)                  11.67      13.41     46,581      624,801    14.90%
Fidelity VIP Contrafund Service Class 2
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)                       9.75      12.33        882       10,880    26.43%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)                     9.75      12.32      2,268       27,939    26.38%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)                   9.73      12.28     48,763      598,737    26.16%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)                   9.71      12.22      1,750       21,391    25.91%
Fidelity VIP Growth Opportunities Service Class 2
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)                   8.69      11.09      2,030       22,528    27.52%
Fidelity VIP Overseas Service Class 2
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)                     8.55      12.06      1,937       23,371    41.13%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)                   8.53      12.01      6,728       80,862    40.79%
Lincoln VIPT Aggressive Growth
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)                       8.53      11.16        853        9,522    30.81%
Lincoln VIPT Global Asset Allocation
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)                     9.52      11.30      2,935       33,191    18.69%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)    1/17/03        9.63      11.25      1,653       18,598    16.83%
MFS VIT Capital Opportunities Service Class
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)                       8.23      10.32      5,376       55,487    25.39%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)                     8.23      10.31        616        6,350    25.32%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)                   8.21      10.27     57,043      586,065    25.10%
MFS VIT Emerging Growth Service Class
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)                       7.90      10.16        826        8,392    28.51%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)                   7.90      10.10      1,991       20,147    27.90%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)                   7.88      10.06        664        6,681    27.64%
MFS VIT Utilities Service Class
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)                       7.49      10.02      3,068       30,733    33.73%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)                     7.49      10.01      1,589       15,899    33.67%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)                   7.47       9.97     16,695      166,513    33.43%
NB AMT Balanced
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)                       9.19      10.54      2,330       24,568    14.69%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)                     9.19      10.53      1,489       15,690    14.63%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)                     9.16      10.48      1,238       12,979    14.40%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)                   9.17      10.49     80,745      847,395    14.43%

                                                            Investment
                                                            Income
Subaccount                                                  Ratio(3)
-----------------------------------------------------------------------
Delaware VIPT Small Cap Value Service Class                       0.24%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)
Delaware VIPT Trend Service Class                                   --
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)
  Wells Fargo New Directions/SM/ Core (1.60% Fee Rate)
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)
Delaware VIPT U.S. Growth Service Class                           0.03%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)
Evergreen VA Omega                                                  --
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)
Evergreen VA Special Equity                                         --
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)
Evergreen VA Strategic Income                                    12.88%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)
  Wells Fargo New Directions/SM/ Access (1.70% Fee Rate)
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)
Fidelity VIP Contrafund Service Class 2                           0.26%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)
Fidelity VIP Growth Opportunities Service Class 2                 1.08%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)
Fidelity VIP Overseas Service Class 2                             0.15%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)
Lincoln VIPT Aggressive Growth                                      --
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)
Lincoln VIPT Global Asset Allocation                              3.23%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)
MFS VIT Capital Opportunities Service Class                         --
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)
MFS VIT Emerging Growth Service Class                               --
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)
MFS VIT Utilities Service Class                                   2.18%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)
NB AMT Balanced                                                   2.71%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)

Lincoln Life Variable Annuity Account W

                                                                         Unit Value Unit Value
                                                            Commencement Beginning  End of     Units                   Total
Subaccount                                                  Date(1)      of Period  Period     Outstanding Net Assets  Return(2)
---------------------------------------------------------------------------------------------------------------------------------
NB AMT Mid-Cap Growth
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)                     $ 8.37     $10.57        2,575  $    27,220   26.34%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)                     8.36      10.56        1,124       11,871   26.27%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)                     8.34      10.51          575        6,040   26.03%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)                   8.35      10.52       24,484      257,660   26.04%
NB AMT Regency
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)                       9.84      13.19          980       12,926   34.02%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)                     9.84      13.17        1,355       17,846   33.91%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)                     9.81      13.11          893       11,713   33.65%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)                   9.82      13.13        6,838       89,775   33.70%
Putnam VT Growth & Income Class IB
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)                       8.68      10.91       12,520      136,580   25.62%
  Wells Fargo New Directions/SM/ Core (1.60% Fee Rate)                       8.66      10.86          590        6,406   25.37%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)                     8.68      10.90        6,334       69,022   25.56%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)                     8.65      10.84        1,335       14,479   25.30%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)                   8.66      10.86       33,718      366,164   25.36%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)                   8.64      10.81        2,774       29,985   25.11%
Scudder VIT Equity 500 Index
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)                       8.65      10.93          960       10,498   26.40%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)                     8.64      10.92        1,795       19,597   26.34%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)                     8.62      10.87        1,203       13,073   26.09%
  Wells Fargo New Directions/SM/ Access (1.70% Fee Rate)                     8.61      10.86        1,563       16,965   26.03%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)                   8.62      10.88       90,498      984,403   26.13%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)                   8.60      10.83          672        7,278   25.88%
WFVT Asset Allocation
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)                       9.35      11.26       18,135      204,180   20.40%
  Wells Fargo New Directions/SM/ Core (1.65% Fee Rate)                       9.32      11.19        2,156       24,133   20.10%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)                     9.35      11.25       36,808      413,954   20.34%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)                     9.32      11.19        1,152       12,892   20.10%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)                   9.33      11.21      104,114    1,167,033   20.16%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)                   9.30      11.16        1,607       17,936   19.92%
WFVT Equity Income
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)                       8.76      10.91        7,568       82,554   24.47%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)                     8.76      10.90        2,008       21,878   24.41%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)                   8.74      10.86       40,802      443,067   24.22%
WFVT Equity Value
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)                       8.37      10.36        4,262       44,162   23.84%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)                     8.36      10.35        5,598       57,941   23.78%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)                   8.35      10.31       37,635      388,206   23.58%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)                   8.33      10.27        1,332       13,678   23.33%
WFVT Growth
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)                       8.29      10.10        3,609       36,459   21.88%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)                   8.27      10.05        6,514       65,509   21.64%
WFVT International Equity
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)                     8.47      10.98          585        6,431   29.68%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)                   8.46      10.95        5,562       60,926   29.39%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)                   8.44      10.90          325        3,544   29.12%
WFVT Large Company Growth
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)                       8.61      10.72       11,901      127,599   24.54%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)                     8.60      10.71        7,264       77,787   24.48%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)                   8.59      10.67       48,725      520,065   24.29%
WFVT Money Market
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)                      10.02       9.93       44,847      445,138   (0.89)%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)                    10.01       9.91    1,085,480   10,762,006   (0.94)%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)                     9.98       9.87        4,794       47,297   (1.14)%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)                   9.99       9.88      169,674    1,676,790   (1.09)%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)                   9.96       9.84        5,402       53,135   (1.29)%
  Wells Fargo New Directions/SM/ Access 4 (1.85% Fee Rate)    6/17/03        9.90       9.83        5,241       51,499   (0.79)%

                                                            Investment
                                                            Income
Subaccount                                                  Ratio(3)
----------------------------------------------------------------------
NB AMT Mid-Cap Growth                                            --
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)
NB AMT Regency                                                   --
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)
Putnam VT Growth & Income Class IB                             1.81%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)
  Wells Fargo New Directions/SM/ Core (1.60% Fee Rate)
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)
Scudder VIT Equity 500 Index                                   0.89%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)
  Wells Fargo New Directions/SM/ Access (1.70% Fee Rate)
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)
WFVT Asset Allocation                                          1.63%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)
  Wells Fargo New Directions/SM/ Core (1.65% Fee Rate)
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)
WFVT Equity Income                                             1.60%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)
WFVT Equity Value                                              1.66%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)
WFVT Growth                                                      --
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)
WFVT International Equity                                      3.41%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)
WFVT Large Company Growth                                        --
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)
WFVT Money Market                                              0.45%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)
  Wells Fargo New Directions/SM/ Access 4 (1.85% Fee Rate)

Lincoln Life Variable Annuity Account W

                                                                         Unit Value Unit Value
                                                            Commencement Beginning  End of     Units                  Total
Subaccount                                                  Date(1)      of Period  Period     Outstanding Net Assets Return(2)
--------------------------------------------------------------------------------------------------------------------------------
WFVT Small Cap Growth
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)                     $ 7.93     $11.14         218   $    2,433   40.44%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)                     7.93      11.13         995       11,068   40.37%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)                   7.92      11.09      16,173      179,444   40.02%
WFVT Total Return Bond
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)                      10.77      11.51      18,311      210,711    6.89%
  Wells Fargo New Directions/SM/ Core (1.60% Fee Rate)                      10.74      11.46      16,591      190,071    6.67%
  Wells Fargo New Directions/SM/ Core (1.65% Fee Rate)                      10.73      11.44       2,178       24,903    6.62%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)                    10.76      11.49      10,987      126,295    6.83%
  Wells Fargo New Directions/SM/ Access (1.70% Fee Rate)                    10.72      11.43       1,745       19,945    6.57%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)                  10.73      11.45     130,511    1,493,852    6.67%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)                  10.70      11.39       1,831       20,865    6.45%

                                                            Investment
                                                            Income
Subaccount                                                  Ratio(3)
----------------------------------------------------------------------
WFVT Small Cap Growth                                            --
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)
WFVT Total Return Bond                                         4.06%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)
  Wells Fargo New Directions/SM/ Core (1.60% Fee Rate)
  Wells Fargo New Directions/SM/ Core (1.65% Fee Rate)
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)
  Wells Fargo New Directions/SM/ Access (1.70% Fee Rate)
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)

(1) Refects less than a full year of activity. Funds were first received in this option on the commencement date noted.
(2) These amounts represent the total return, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.
(3) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Lincoln Life Variable Annuity Account W

A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for the year ended December 31, 2002 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                                            Unit Value Unit Value                                  Investment
                                                            Beginning  End of     Units                  Total     Income
Subaccount                                                  of Period  Period     Outstanding Net Assets Return(1) Ratio(2)
-----------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Class 2                                                                    0.78%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)        $12.52     $ 9.98         905   $    9,036  (20.25)%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)     12.51       9.96       1,459       14,550  (20.42)%
American Funds Growth Class 2                                                                                         0.05%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)         12.33       9.18      11,789      108,233  (25.52)%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)       12.32       9.17       3,964       36,370  (25.56)%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)       12.32       9.15       1,227       11,229  (25.70)%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)     12.32       9.16      33,125      303,369  (25.66)%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)     12.31       9.13       1,295       11,828  (25.81)%
American Funds International Class 2                                                                                  1.72%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)         10.85       9.11       4,863       44,294  (16.05)%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)     10.84       9.09       6,831       62,103  (16.21)%
AIM V.I. Government Securities Class II                                                                               3.81%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)          9.98      10.75      54,180      582,648    7.73%
  Wells Fargo New Directions/SM/ Core (1.60% Fee Rate)          9.98      10.73       3,880       41,631    7.52%
  Wells Fargo New Directions/SM/ Core (1.65% Fee Rate)          9.97      10.71       4,715       50,516    7.44%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)        9.98      10.75      17,378      186,772    7.68%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)        9.97      10.72       6,923       74,198    7.46%
  Wells Fargo New Directions/SM/ Access (1.70% Fee Rate)        9.97      10.71       1,869       20,017    7.41%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)      9.98      10.73     247,684    2,657,162    7.52%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)      9.97      10.70       2,279       24,386    7.30%
AIM V.I. Growth Class II                                                                                                --
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)         11.14       7.56         281        2,125  (32.09)%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)       11.13       7.54       2,515       18,958  (32.26)%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)     11.13       7.54       4,202       31,704  (32.23)%
AIM V.I. Premier Equity Class II                                                                                      0.57%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)         11.32       7.77       7,705       59,828  (31.42)%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)       11.32       7.76       3,045       23,630  (31.46)%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)       11.31       7.74       2,486       19,239  (31.60)%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)     11.32       7.75      44,097      341,608  (31.55)%
ABVPSF Small Cap Value Class B                                                                                        0.17%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)         11.88      10.97       2,457       26,961   (7.67)%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)       11.88      10.97         615        6,741   (7.71)%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)       11.88      10.94         835        9,134   (7.89)%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)     11.88      10.94       8,414       92,101   (7.85)%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)     11.87      10.91         562        6,136   (8.04)%
ABVPSF Technology Class B                                                                                               --
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)     12.88       7.37       3,159       23,306  (42.78)%
Delaware VIPT Emerging Markets Service Class                                                                          1.01%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)         11.44      11.85       1,318       15,620    3.63%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)       11.43      11.84         510        6,042    3.57%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)     11.43      11.82       1,492       17,661    3.41%
Delaware VIPT High Yield Service Class                                                                                0.49%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)         10.32      10.34      35,934      371,626    0.23%
  Wells Fargo New Directions/SM/ Core (1.60% Fee Rate)         10.31      10.32         378        3,901    0.03%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)       10.32      10.34       4,722       48,805    0.19%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)       10.31      10.31       1,328       13,685   (0.03)%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)     10.31      10.31      12,397      127,872    0.03%
Delaware VIPT Large Cap Value Service Class                                                                          35.85%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)         11.11       8.89         767        6,817  (19.98)%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)     11.10       8.87      14,051      124,647  (20.10)%
Delaware VIPT REIT Service Class                                                                                      0.60%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)         10.71      11.03       2,830       31,209    2.94%
  Wells Fargo New Directions/SM/ Core (1.60% Fee Rate)         10.71      11.00         620        6,823    2.73%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)       10.71      11.02         490        5,402    2.88%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)     10.71      11.00      22,713      249,909    2.75%

Lincoln Life Variable Annuity Account W

                                                            Unit Value Unit Value                                  Investment
                                                            Beginning  End of     Units                  Total     Income
Subaccount                                                  of Period  Period     Outstanding Net Assets Return(1) Ratio(2)
-----------------------------------------------------------------------------------------------------------------------------
Delaware VIPT Small Cap Value Service Class                                                                           0.20%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)        $11.81     $10.98      7,453     $ 81,794    (7.04)%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)       11.81      10.97      2,917       31,993    (7.09)%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)     11.80      10.95     22,326      244,509    (7.21)%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)     11.80      10.92        549        5,998    (7.40)%
Delaware VIPT Trend Service Class                                                                                       --
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)         12.80      10.09      1,786       18,018   (21.20)%
  Wells Fargo New Directions/SM/ Core (1.60% Fee Rate)         12.79      10.06        513        5,160   (21.35)%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)       12.80      10.08        524        5,287   (21.24)%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)       12.79      10.05        866        8,712   (21.40)%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)     12.79      10.06     12,184      122,666   (21.34)%
Delaware VIPT U.S. Growth Service Class                                                                               0.11%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)         11.65       8.12      1,340       10,879   (30.33)%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)     11.64       8.10      5,019       40,709   (30.42)%
Evergreen VA Omega                                                                                                      --
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)       11.53       8.48      3,262       27,683   (26.48)%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)     11.53       8.46      1,813       15,341   (26.61)%
Evergreen VA Special Equity                                                                                             --
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)         11.59       8.31        453        3,768   (28.28)%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)       11.58       8.29        972        8,078   (28.46)%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)     11.59       8.27         37          307   (28.58)%
Evergreen VA Strategic Income                                                                                         8.70%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)         10.27      11.70      3,412       39,926    13.93%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)       10.27      11.69      3,197       37,386    13.87%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)       10.26      11.66      1,320       15,397    13.63%
  Wells Fargo New Directions/SM/ Access (1.70% Fee Rate)       10.26      11.66      1,810       21,093    13.59%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)     10.27      11.67     13,878      162,050    13.70%
Fidelity VIP Contrafund Service Class 2                                                                               0.24%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)         10.95       9.75        883        8,613   (10.90)%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)       10.95       9.75      1,301       12,683   (10.94)%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)     10.94       9.73     29,181      284,003   (11.04)%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)     10.94       9.71      1,430       13,883   (11.21)%
Fidelity VIP Growth Opportunities Service Class 2                                                                     0.79%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)     11.34       8.69        230        2,000   (23.36)%
Fidelity VIP Overseas Service Class 2                                                                                 0.42%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)       10.91       8.55        850        7,263   (21.65)%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)     10.90       8.53      6,004       51,251   (21.73)%
Lincoln VIPT Aggressive Growth                                                                                          --
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)         12.42       8.53        854        7,285   (31.35)%
Lincoln VIPT Global Asset Allocation                                                                                  2.07%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)       10.98       9.52      3,832       36,494   (13.28)%
MFS VIT Capital Opportunities Service Class                                                                             --
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)         11.90       8.23      5,451       44,870   (30.83)%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)       11.90       8.23        685        5,639   (30.87)%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)     11.89       8.21     21,623      177,622   (30.95)%
MFS VIT Emerging Growth Service Class                                                                                   --
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)         12.14       7.90        412        3,256   (34.92)%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)     12.14       7.90      4,718       37,297   (34.93)%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)     12.13       7.88        665        5,237   (35.06)%
MFS VIT Utilities Service Class                                                                                       2.46%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)          9.85       7.49      3,156       23,642   (23.99)%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)        9.85       7.49      1,597       11,953   (24.03)%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)      9.85       7.47     16,884      126,231   (24.13)%
NB AMT Balanced                                                                                                       1.35%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)         11.26       9.19      2,407       22,135   (18.31)%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)       11.26       9.19      1,489       13,688   (18.35)%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)       11.25       9.16      1,238       11,345   (18.52)%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)     11.25       9.17     32,063      294,082   (18.48)%

Lincoln Life Variable Annuity Account W

                                                            Unit Value Unit Value                                  Investment
                                                            Beginning  End of     Units                  Total     Income
Subaccount                                                  of Period  Period     Outstanding Net Assets Return(1) Ratio(2)
-----------------------------------------------------------------------------------------------------------------------------
NB AMT Mid-Cap Growth                                                                                                   --
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)        $12.01     $ 8.37       2,178   $   18,222  (30.35)%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)       12.01       8.36       1,176        9,836  (30.38)%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)       12.00       8.34         575        4,793  (30.51)%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)     12.01       8.35      21,965      183,379  (30.47)%
NB AMT Regency                                                                                                        0.14%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)         11.16       9.84         992        9,765  (11.81)%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)       11.16       9.84       1,355       13,333  (11.85)%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)       11.15       9.81         894        8,766  (12.03)%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)     11.15       9.82       4,131       40,594  (11.98)%
Putnam VT Growth & Income Class IB                                                                                    1.55%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)         10.87       8.68      12,827      111,389  (20.12)%
  Wells Fargo New Directions/SM/ Core (1.60% Fee Rate)         10.86       8.66         590        5,110  (20.28)%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)       10.87       8.68       8,199       71,155  (20.16)%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)       10.86       8.65       1,335       11,557  (20.32)%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)     10.86       8.66      31,806      275,495  (20.28)%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)     10.86       8.64       2,776       23,982  (20.43)%
Scudder VIT Equity 500 Index                                                                                          2.13%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)         11.29       8.65         960        8,306  (23.41)%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)       11.29       8.64       1,796       15,524  (23.44)%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)       11.28       8.62       1,203       10,368  (23.60)%
  Wells Fargo New Directions/SM/ Access (1.70% Fee Rate)       11.28       8.61       1,657       14,276  (23.64)%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)     11.28       8.62      17,004      146,685  (23.57)%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)     11.28       8.60         548        4,716  (23.72)%
WFVT Asset Allocation                                                                                                 2.35%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)         10.88       9.35      19,076      178,384  (14.06)%
  Wells Fargo New Directions/SM/ Core (1.65% Fee Rate)         10.87       9.32       2,308       21,511  (14.29)%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)       10.88       9.35      21,033      196,563  (14.11)%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)       10.87       9.32       1,239       11,552  (14.28)%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)     10.88       9.33     111,856    1,043,450  (14.23)%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)     10.87       9.30       1,608       14,966  (14.41)%
WFVT Total Return Bond                                                                                                5.91%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)         10.13      10.77      19,354      208,363    6.23%
  Wells Fargo New Directions/SM/ Core (1.60% Fee Rate)         10.13      10.74      16,591      178,180    6.02%
  Wells Fargo New Directions/SM/ Core (1.65% Fee Rate)         10.13      10.73       2,331       25,004    5.93%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)       10.13      10.76      13,634      146,696    6.17%
  Wells Fargo New Directions/SM/ Access (1.70% Fee Rate)       10.13      10.72       1,851       19,848    5.91%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)     10.12      10.73      44,743      479,943    6.04%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)     10.11      10.70       1,635       17,498    5.83%
WFVT Equity Income                                                                                                    1.94%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)         11.01       8.76       7,587       66,487  (20.40)%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)       11.01       8.76       2,049       17,946  (20.44)%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)     11.00       8.74      37,726      329,818  (20.55)%
WFVT Equity Value                                                                                                     1.69%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)         11.18       8.37       4,262       35,660  (25.16)%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)       11.18       8.36       5,655       47,287  (25.20)%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)     11.17       8.35      38,138      318,333  (25.30)%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)     11.17       8.33       1,333       11,098  (25.45)%
WFVT Growth                                                                                                           0.14%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)         11.34       8.29       3,609       29,913  (26.90)%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)     11.33       8.27       4,050       33,510  (27.06)%
WFVT International Equity                                                                                             0.18%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)       11.17       8.47         605        5,123  (24.16)%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)     11.16       8.46       3,157       26,726  (24.19)%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)     11.16       8.44         325        2,746  (24.33)%
WFVT Large Company Growth                                                                                               --
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)         12.13       8.61       9,648       83,057  (29.03)%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)       12.13       8.60       6,925       59,576  (29.06)%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)     12.12       8.59      43,850      376,600  (29.16)%

Lincoln Life Variable Annuity Account W

                                                            Unit Value Unit Value                                  Investment
                                                            Beginning  End of     Units                  Total     Income
Subaccount                                                  of Period  Period     Outstanding Net Assets Return(1) Ratio(2)
-----------------------------------------------------------------------------------------------------------------------------
WFVT Money Market                                                                                                     1.21%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)        $10.03     $10.02      57,077   $  571,649   (0.19)%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)       10.03      10.01      59,089      591,435   (0.24)%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)       10.02       9.98      10,829      108,065   (0.45)%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)     10.03       9.99     132,563    1,324,486   (0.36)%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)     10.02       9.96       1,612       16,062   (0.55)%
WFVT Small Cap Growth                                                                                                   --
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)         13.04       7.93         218        1,732  (39.16)%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)       13.03       7.93       1,015        8,042  (39.19)%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)     13.03       7.92      17,894      141,782  (39.21)%

(1) These amounts represent the total return, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Lincoln Life Variable Annuity Account W

A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for the period December 31, 2001 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                                            Unit Value   Unit Value                                  Investment
                                                            Beginning    End of     Units                  Total     Income
Subaccount                                                  of Period(1) Period     Outstanding Net Assets Return(2) Ratio(3)
-------------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Class 2                                                                        --
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)         $10.00      $12.52        344     $  4,345    25.17%
  Wells Fargo New Directions/SM/ Core (1.60% Fee Rate)          10.00       12.51        100        1,251    25.10%
  Wells Fargo New Directions/SM/ Core (1.65% Fee Rate)          10.00       12.51        100        1,251    25.07%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)        10.00       12.51        100        1,251    25.15%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)        10.00       12.51        100        1,251    25.07%
  Wells Fargo New Directions/SM/ Access (1.70% Fee Rate)        10.00       12.51        100        1,251    25.05%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)      10.00       12.51        100        1,251    25.11%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)      10.00       12.50        100        1,250    25.04%
  Wells Fargo New Directions/SM/ Access 4 (1.85% Fee Rate)      10.00       12.50        100        1,250    25.02%
American Funds Growth Class 2                                                                                             --
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)          10.00       12.33      5,648       69,675    23.26%
  Wells Fargo New Directions/SM/ Core (1.60% Fee Rate)          10.00       12.32        100        1,232    23.19%
  Wells Fargo New Directions/SM/ Core (1.65% Fee Rate)          10.00       12.32        100        1,232    23.17%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)        10.00       12.32        100        1,232    23.24%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)        10.00       12.32        100        1,232    23.17%
  Wells Fargo New Directions/SM/ Access (1.70% Fee Rate)        10.00       12.31        100        1,231    23.15%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)      10.00       12.32      1,548       19,067    23.17%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)      10.00       12.31      1,459       17,966    23.11%
  Wells Fargo New Directions/SM/ Access 4 (1.85% Fee Rate)      10.00       12.31        100        1,231    23.10%
American Funds International Class 2                                                                                      --
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)          10.00       10.85      3,285       35,678     8.50%
  Wells Fargo New Directions/SM/ Core (1.60% Fee Rate)          10.00       10.84        100        1,084     8.43%
  Wells Fargo New Directions/SM/ Core (1.65% Fee Rate)          10.00       10.84        100        1,084     8.41%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)        10.00       10.85        100        1,085     8.49%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)        10.00       10.84        100        1,084     8.41%
  Wells Fargo New Directions/SM/ Access (1.70% Fee Rate)        10.00       10.84        100        1,084     8.40%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)      10.00       10.84        100        1,084     8.44%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)      10.00       10.84        100        1,084     8.40%
  Wells Fargo New Directions/SM/ Access 4 (1.85% Fee Rate)      10.00       10.84        100        1,084     8.39%
AIM V.I. Government Securities Class II                                                                                 6.21%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)          10.00        9.98     22,950      229,128    (0.18)%
  Wells Fargo New Directions/SM/ Core (1.60% Fee Rate)          10.00        9.98        100          998    (0.21)%
  Wells Fargo New Directions/SM/ Core (1.65% Fee Rate)          10.00        9.97        100          997    (0.27)%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)        10.00        9.98      4,007       39,999    (0.19)%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)        10.00        9.97        507        5,055    (0.27)%
  Wells Fargo New Directions/SM/ Access (1.70% Fee Rate)        10.00        9.97      2,080       20,741    (0.28)%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)      10.00        9.98     17,635      175,957    (0.22)%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)      10.00        9.97      1,574       15,696    (0.29)%
  Wells Fargo New Directions/SM/ Access 4 (1.85% Fee Rate)      10.00        9.97        100          997    (0.30)%
AIM V.I. Growth Class II                                                                                                0.50%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)          10.00       11.14      5,715       63,694    11.36%
  Wells Fargo New Directions/SM/ Core (1.60% Fee Rate)          10.00       11.13        100        1,113    11.29%
  Wells Fargo New Directions/SM/ Core (1.65% Fee Rate)          10.00       11.13        100        1,113    11.28%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)        10.00       11.14        100        1,114    11.37%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)        10.00       11.13        100        1,113    11.28%
  Wells Fargo New Directions/SM/ Access (1.70% Fee Rate)        10.00       11.13        100        1,113    11.27%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)      10.00       11.13      1,015       11,302    11.30%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)      10.00       11.13        100        1,113    11.25%
  Wells Fargo New Directions/SM/ Access 4 (1.85% Fee Rate)      10.00       11.12        100        1,112    11.23%

Lincoln Life Variable Annuity Account W

                                                            Unit Value   Unit Value                                  Investment
                                                            Beginning    End of     Units                  Total     Income
Subaccount                                                  of Period(1) Period     Outstanding Net Assets Return(2) Ratio(3)
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Class II                                                                                        0.30%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)         $10.00      $11.32      4,262     $48,259     13.23%
  Wells Fargo New Directions/SM/ Core (1.60% Fee Rate)          10.00       11.32        100       1,132     13.16%
  Wells Fargo New Directions/SM/ Core (1.65% Fee Rate)          10.00       11.31        100       1,131     13.15%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)        10.00       11.32        100       1,132     13.22%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)        10.00       11.31        100       1,131     13.15%
  Wells Fargo New Directions/SM/ Access (1.70% Fee Rate)        10.00       11.31        100       1,131     13.14%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)      10.00       11.32      6,537      74,015     13.16%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)      10.00       11.31        100       1,131     13.10%
  Wells Fargo New Directions/SM/ Access 4 (1.85% Fee Rate)      10.00       11.31        100       1,131     13.08%
ABVPSF Small Cap Value Class B                                                                                            --
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)          10.00       11.88        783       9,352     18.85%
  Wells Fargo New Directions/SM/ Core (1.60% Fee Rate)          10.00       11.88        100       1,188     18.77%
  Wells Fargo New Directions/SM/ Core (1.65% Fee Rate)          10.00       11.88        100       1,188     18.76%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)        10.00       11.88        100       1,188     18.83%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)        10.00       11.88        100       1,188     18.76%
  Wells Fargo New Directions/SM/ Access (1.70% Fee Rate)        10.00       11.87        100       1,187     18.75%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)      10.00       11.88        731       8,682     18.76%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)      10.00       11.87        100       1,187     18.69%
  Wells Fargo New Directions/SM/ Access 4 (1.85% Fee Rate)      10.00       11.87        100       1,187     18.68%
ABVPSF Technology Class B                                                                                                 --
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)          10.00       12.89        100       1,289     28.87%
  Wells Fargo New Directions/SM/ Core (1.60% Fee Rate)          10.00       12.88        100       1,288     28.80%
  Wells Fargo New Directions/SM/ Core (1.65% Fee Rate)          10.00       12.88        100       1,288     28.78%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)        10.00       12.89        139       1,792     28.86%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)        10.00       12.88        100       1,288     28.78%
  Wells Fargo New Directions/SM/ Access (1.70% Fee Rate)        10.00       12.88        100       1,288     28.77%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)      10.00       12.88        266       3,473     28.81%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)      10.00       12.87        100       1,287     28.73%
  Wells Fargo New Directions/SM/ Access 4 (1.85% Fee Rate)      10.00       12.87        100       1,287     28.71%
Delaware VIPT Emerging Markets Service Class                                                                              --
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)          10.00       11.44        100       1,186     14.35%
  Wells Fargo New Directions/SM/ Core (1.60% Fee Rate)          10.00       11.43        100       1,143     14.28%
  Wells Fargo New Directions/SM/ Core (1.65% Fee Rate)          10.00       11.43        100       1,143     14.26%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)        10.00       11.43        100       1,143     14.34%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)        10.00       11.43        100       1,143     14.26%
  Wells Fargo New Directions/SM/ Access (1.70% Fee Rate)        10.00       11.42        100       1,142     14.25%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)      10.00       11.43        100       1,143     14.29%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)      10.00       11.42        100       1,142     14.23%
  Wells Fargo New Directions/SM/ Access 4 (1.85% Fee Rate)      10.00       11.42        100       1,142     14.21%
Delaware VIPT High Yield Service Class                                                                                    --
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)          10.00       10.32        232       2,432      3.17%
  Wells Fargo New Directions/SM/ Core (1.60% Fee Rate)          10.00       10.31        100       1,031      3.12%
  Wells Fargo New Directions/SM/ Core (1.65% Fee Rate)          10.00       10.31        100       1,031      3.09%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)        10.00       10.32        100       1,032      3.16%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)        10.00       10.31        100       1,031      3.09%
  Wells Fargo New Directions/SM/ Access (1.70% Fee Rate)        10.00       10.31        100       1,031      3.07%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)      10.00       10.31        100       1,031      3.12%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)      10.00       10.31        100       1,031      3.06%
  Wells Fargo New Directions/SM/ Access 4 (1.85% Fee Rate)      10.00       10.30        100       1,030      3.05%
Delaware VIPT Large Cap Value Service Class                                                                               --
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)          10.00       11.11        389       4,319     11.07%
  Wells Fargo New Directions/SM/ Core (1.60% Fee Rate)          10.00       11.10        100       1,110     11.00%
  Wells Fargo New Directions/SM/ Core (1.65% Fee Rate)          10.00       11.10        100       1,110     10.99%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)        10.00       11.11        295       3,281     11.07%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)        10.00       11.10        100       1,110     10.99%
  Wells Fargo New Directions/SM/ Access (1.70% Fee Rate)        10.00       11.10        100       1,110     10.97%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)      10.00       11.10      3,374      37,508     11.00%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)      10.00       11.10        100       1,110     10.96%
  Wells Fargo New Directions/SM/ Access 4 (1.85% Fee Rate)      10.00       11.09        100       1,109     10.93%

Lincoln Life Variable Annuity Account W

                                                            Unit Value   Unit Value                                  Investment
                                                            Beginning    End of     Units                  Total     Income
Subaccount                                                  of Period(1) Period     Outstanding Net Assets Return(2) Ratio(3)
-------------------------------------------------------------------------------------------------------------------------------
Delaware VIPT REIT Service Class                                                                                         --
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)         $10.00      $10.71      1,091     $11,736      7.12%
  Wells Fargo New Directions/SM/ Core (1.60% Fee Rate)          10.00       10.71        100       1,071      7.07%
  Wells Fargo New Directions/SM/ Core (1.65% Fee Rate)          10.00       10.70        100       1,070      7.04%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)        10.00       10.71        100       1,071      7.11%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)        10.00       10.70        100       1,070      7.04%
  Wells Fargo New Directions/SM/ Access (1.70% Fee Rate)        10.00       10.70        100       1,070      7.02%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)      10.00       10.71        100       1,071      7.08%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)      10.00       10.70        100       1,070      7.02%
  Wells Fargo New Directions/SM/ Access 4 (1.85% Fee Rate)      10.00       10.70        100       1,070      7.01%
Delaware VIPT Small Cap Value Service Class                                                                              --
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)          10.00       11.81      4,144      48,961     18.06%
  Wells Fargo New Directions/SM/ Core (1.60% Fee Rate)          10.00       11.80        100       1,180     17.99%
  Wells Fargo New Directions/SM/ Core (1.65% Fee Rate)          10.00       11.80        100       1,180     17.98%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)        10.00       11.81        146       1,728     18.06%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)        10.00       11.80        100       1,180     17.98%
  Wells Fargo New Directions/SM/ Access (1.70% Fee Rate)        10.00       11.80        100       1,180     17.97%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)      10.00       11.80        368       4,349     18.01%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)      10.00       11.80        100       1,180     17.95%
  Wells Fargo New Directions/SM/ Access 4 (1.85% Fee Rate)      10.00       11.79        100       1,179     17.94%
Delaware VIPT Trend Service Class                                                                                        --
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)          10.00       12.80      1,332      17,057     28.02%
  Wells Fargo New Directions/SM/ Core (1.60% Fee Rate)          10.00       12.79        100       1,279     27.94%
  Wells Fargo New Directions/SM/ Core (1.65% Fee Rate)          10.00       12.79        100       1,279     27.92%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)        10.00       12.80        120       1,538     27.99%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)        10.00       12.79        100       1,279     27.92%
  Wells Fargo New Directions/SM/ Access (1.70% Fee Rate)        10.00       12.79        100       1,279     27.90%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)      10.00       12.79      1,820      23,341     27.95%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)      10.00       12.79        100       1,279     27.87%
  Wells Fargo New Directions/SM/ Access 4 (1.85% Fee Rate)      10.00       12.79        100       1,279     27.86%
Delaware VIPT U.S. Growth Service Class                                                                                  --
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)          10.00       11.65        100       1,210     16.53%
  Wells Fargo New Directions/SM/ Core (1.60% Fee Rate)          10.00       11.64        100       1,164     16.45%
  Wells Fargo New Directions/SM/ Core (1.65% Fee Rate)          10.00       11.64        100       1,164     16.43%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)        10.00       11.65        100       1,165     16.50%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)        10.00       11.64        100       1,164     16.43%
  Wells Fargo New Directions/SM/ Access (1.70% Fee Rate)        10.00       11.64        100       1,164     16.42%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)      10.00       11.64        100       1,164     16.45%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)      10.00       11.64        100       1,164     16.38%
  Wells Fargo New Directions/SM/ Access 4 (1.85% Fee Rate)      10.00       11.64        100       1,164     16.36%
Evergreen VA Omega                                                                                                       --
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)          10.00       11.53        278       3,204     15.34%
  Wells Fargo New Directions/SM/ Core (1.60% Fee Rate)          10.00       11.53        100       1,153     15.27%
  Wells Fargo New Directions/SM/ Core (1.65% Fee Rate)          10.00       11.53        100       1,153     15.25%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)        10.00       11.53      3,364      38,837     15.33%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)        10.00       11.53        100       1,153     15.25%
  Wells Fargo New Directions/SM/ Access (1.70% Fee Rate)        10.00       11.52        100       1,152     15.24%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)      10.00       11.53      1,519      17,511     15.28%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)      10.00       11.52        100       1,152     15.21%
  Wells Fargo New Directions/SM/ Access 4 (1.85% Fee Rate)      10.00       11.52        100       1,152     15.19%
Evergreen VA Special Equity                                                                                              --
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)          10.00       11.59        253       2,972     15.92%
  Wells Fargo New Directions/SM/ Core (1.60% Fee Rate)          10.00       11.58        100       1,158     15.85%
  Wells Fargo New Directions/SM/ Core (1.65% Fee Rate)          10.00       11.58        100       1,158     15.84%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)        10.00       11.59        100       1,159     15.91%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)        10.00       11.58        100       1,158     15.84%
  Wells Fargo New Directions/SM/ Access (1.70% Fee Rate)        10.00       11.58        100       1,158     15.83%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)      10.00       11.59        100       1,159     15.85%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)      10.00       11.58        100       1,158     15.81%
  Wells Fargo New Directions/SM/ Access 4 (1.85% Fee Rate)      10.00       11.58        100       1,158     15.79%

Lincoln Life Variable Annuity Account W

                                                            Unit Value   Unit Value                                  Investment
                                                            Beginning    End of     Units                  Total     Income
Subaccount                                                  of Period(1) Period     Outstanding Net Assets Return(2) Ratio(3)
-------------------------------------------------------------------------------------------------------------------------------
Evergreen VA Strategic Income                                                                                          14.64%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)         $10.00      $10.27      1,928     $19,798      2.71%
  Wells Fargo New Directions/SM/ Core (1.60% Fee Rate)          10.00       10.27        100       1,027      2.68%
  Wells Fargo New Directions/SM/ Core (1.65% Fee Rate)          10.00       10.26        100       1,026      2.62%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)        10.00       10.27      1,070      10,994      2.70%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)        10.00       10.26        100       1,026      2.62%
  Wells Fargo New Directions/SM/ Access (1.70% Fee Rate)        10.00       10.26      2,017      20,749      2.61%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)      10.00       10.27      2,000      20,529      2.67%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)      10.00       10.26        100       1,026      2.60%
  Wells Fargo New Directions/SM/ Access 4 (1.85% Fee Rate)      10.00       10.26        100       1,026      2.59%
Fidelity VIP Contrafund Service Class 2                                                                                   --
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)          10.00       10.95        288       3,152      9.47%
  Wells Fargo New Directions/SM/ Core (1.60% Fee Rate)          10.00       10.94        100       1,094      9.40%
  Wells Fargo New Directions/SM/ Core (1.65% Fee Rate)          10.00       10.94        100       1,094      9.39%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)        10.00       10.95        100       1,095      9.47%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)        10.00       10.94        100       1,094      9.39%
  Wells Fargo New Directions/SM/ Access (1.70% Fee Rate)        10.00       10.94        100       1,094      9.38%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)      10.00       10.94      2,683      29,402      9.39%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)      10.00       10.94        100       1,094      9.35%
  Wells Fargo New Directions/SM/ Access 4 (1.85% Fee Rate)      10.00       10.93        100       1,093      9.34%
Fidelity VIP Growth Opportunities Service Class 2                                                                         --
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)          10.00       11.35        100       1,180     13.52%
  Wells Fargo New Directions/SM/ Core (1.60% Fee Rate)          10.00       11.34        100       1,134     13.44%
  Wells Fargo New Directions/SM/ Core (1.65% Fee Rate)          10.00       11.34        100       1,134     13.43%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)        10.00       11.35        100       1,135     13.51%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)        10.00       11.34        100       1,134     13.43%
  Wells Fargo New Directions/SM/ Access (1.70% Fee Rate)        10.00       11.34        100       1,134     13.42%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)      10.00       11.34        100       1,134     13.45%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)      10.00       11.34        100       1,134     13.39%
  Wells Fargo New Directions/SM/ Access 4 (1.85% Fee Rate)      10.00       11.34        100       1,134     13.38%
Fidelity VIP Overseas Service Class 2                                                                                     --
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)          10.00       10.91        100       1,091      9.10%
  Wells Fargo New Directions/SM/ Core (1.60% Fee Rate)          10.00       10.90        100       1,090      9.03%
  Wells Fargo New Directions/SM/ Core (1.65% Fee Rate)          10.00       10.90        100       1,090      9.01%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)        10.00       10.91      1,931      21,114      9.08%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)        10.00       10.90        100       1,090      9.01%
  Wells Fargo New Directions/SM/ Access (1.70% Fee Rate)        10.00       10.90        100       1,090      9.00%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)      10.00       10.90        100       1,090      9.03%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)      10.00       10.90        100       1,090      8.99%
  Wells Fargo New Directions/SM/ Access 4 (1.85% Fee Rate)      10.00       10.90        100       1,090      8.97%
Lincoln VIPT Aggressive Growth                                                                                            --
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)          10.00       12.42        100       1,287     24.22%
  Wells Fargo New Directions/SM/ Core (1.60% Fee Rate)          10.00       12.42        100       1,242     24.15%
  Wells Fargo New Directions/SM/ Core (1.65% Fee Rate)          10.00       12.41        100       1,241     24.13%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)        10.00       12.42        100       1,242     24.20%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)        10.00       12.41        100       1,241     24.13%
  Wells Fargo New Directions/SM/ Access (1.70% Fee Rate)        10.00       12.41        100       1,241     24.11%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)      10.00       12.42        100       1,242     24.16%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)      10.00       12.41        100       1,241     24.08%
  Wells Fargo New Directions/SM/ Access 4 (1.85% Fee Rate)      10.00       12.41        100       1,241     24.07%
Lincoln VIPT Global Asset Allocation                                                                                    0.42%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)          10.00       10.98        100       1,140      9.77%
  Wells Fargo New Directions/SM/ Core (1.60% Fee Rate)          10.00       10.97        100       1,097      9.70%
  Wells Fargo New Directions/SM/ Core (1.65% Fee Rate)          10.00       10.97        100       1,097      9.68%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)        10.00       10.98        100       1,098      9.76%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)        10.00       10.97        100       1,097      9.68%
  Wells Fargo New Directions/SM/ Access (1.70% Fee Rate)        10.00       10.97        100       1,097      9.68%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)      10.00       10.97        100       1,097      9.70%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)      10.00       10.97        100       1,097      9.66%
  Wells Fargo New Directions/SM/ Access 4 (1.85% Fee Rate)      10.00       10.96        100       1,096      9.64%

Lincoln Life Variable Annuity Account W

                                                            Unit Value   Unit Value                                  Investment
                                                            Beginning    End of     Units                  Total     Income
Subaccount                                                  of Period(1) Period     Outstanding Net Assets Return(2) Ratio(3)
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Capital Opportunities Service Class                                                                              --
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)         $10.00      $11.90      1,348     $16,046     19.01%
  Wells Fargo New Directions/SM/ Core (1.60% Fee Rate)          10.00       11.89        100       1,189     18.94%
  Wells Fargo New Directions/SM/ Core (1.65% Fee Rate)          10.00       11.89        100       1,189     18.92%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)        10.00       11.90        100       1,190     18.99%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)        10.00       11.89        100       1,189     18.92%
  Wells Fargo New Directions/SM/ Access (1.70% Fee Rate)        10.00       11.89        100       1,189     18.91%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)      10.00       11.89      1,385      16,524     18.94%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)      10.00       11.89        100       1,189     18.87%
  Wells Fargo New Directions/SM/ Access 4 (1.85% Fee Rate)      10.00       11.89        100       1,189     18.85%
MFS VIT Emerging Growth Service Class                                                                                    --
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)          10.00       12.14        520       6,353     21.44%
  Wells Fargo New Directions/SM/ Core (1.60% Fee Rate)          10.00       12.14        100       1,214     21.37%
  Wells Fargo New Directions/SM/ Core (1.65% Fee Rate)          10.00       12.14        100       1,214     21.36%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)        10.00       12.14        100       1,214     21.42%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)        10.00       12.14        100       1,214     21.36%
  Wells Fargo New Directions/SM/ Access (1.70% Fee Rate)        10.00       12.13        100       1,213     21.33%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)      10.00       12.14        516       6,264     21.38%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)      10.00       12.13        190       2,306     21.30%
  Wells Fargo New Directions/SM/ Access 4 (1.85% Fee Rate)      10.00       12.13        100       1,213     21.29%
MFS VIT Utilities Service Class                                                                                          --
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)          10.00        9.85      2,231      21,984     (1.45)%
  Wells Fargo New Directions/SM/ Core (1.60% Fee Rate)          10.00        9.85        100         985     (1.49)%
  Wells Fargo New Directions/SM/ Core (1.65% Fee Rate)          10.00        9.85        100         985     (1.52)%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)        10.00        9.85      2,695      26,560     (1.46)%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)        10.00        9.85        100         985     (1.52)%
  Wells Fargo New Directions/SM/ Access (1.70% Fee Rate)        10.00        9.85        100         985     (1.54)%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)      10.00        9.85      8,427      83,050     (1.50)%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)      10.00        9.84      1,613      15,874     (1.56)%
  Wells Fargo New Directions/SM/ Access 4 (1.85% Fee Rate)      10.00        9.84        100         984     (1.58)%
NB AMT Balanced                                                                                                          --
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)          10.00       11.26      1,228      13,825     12.56%
  Wells Fargo New Directions/SM/ Core (1.60% Fee Rate)          10.00       11.25        100       1,125     12.48%
  Wells Fargo New Directions/SM/ Core (1.65% Fee Rate)          10.00       11.25        100       1,125     12.47%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)        10.00       11.26      1,444      16,248     12.55%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)        10.00       11.25        100       1,125     12.47%
  Wells Fargo New Directions/SM/ Access (1.70% Fee Rate)        10.00       11.25        100       1,125     12.46%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)      10.00       11.25      1,985      22,363     12.49%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)      10.00       11.24        100       1,124     12.43%
  Wells Fargo New Directions/SM/ Access 4 (1.85% Fee Rate)      10.00       11.24        100       1,124     12.41%
NB AMT Mid-Cap Growth                                                                                                    --
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)          10.00       12.01        784       9,419     20.12%
  Wells Fargo New Directions/SM/ Core (1.60% Fee Rate)          10.00       12.01        100       1,201     20.06%
  Wells Fargo New Directions/SM/ Core (1.65% Fee Rate)          10.00       12.00        100       1,200     20.05%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)        10.00       12.01      2,660      31,995     20.10%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)        10.00       12.00        100       1,200     20.05%
  Wells Fargo New Directions/SM/ Access (1.70% Fee Rate)        10.00       12.00        100       1,200     20.02%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)      10.00       12.01      1,674      20,096     20.05%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)      10.00       12.00        100       1,200     19.99%
  Wells Fargo New Directions/SM/ Access 4 (1.85% Fee Rate)      10.00       12.00        100       1,200     19.97%
NB AMT Regency                                                                                                           --
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)          10.00       11.16        808       9,015     11.60%
  Wells Fargo New Directions/SM/ Core (1.60% Fee Rate)          10.00       11.15        100       1,115     11.54%
  Wells Fargo New Directions/SM/ Core (1.65% Fee Rate)          10.00       11.15        100       1,115     11.51%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)        10.00       11.16      1,456      16,288     11.59%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)        10.00       11.15        100       1,115     11.51%
  Wells Fargo New Directions/SM/ Access (1.70% Fee Rate)        10.00       11.15        100       1,115     11.50%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)      10.00       11.15        100       1,115     11.55%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)      10.00       11.15        100       1,115     11.50%
  Wells Fargo New Directions/SM/ Access 4 (1.85% Fee Rate)      10.00       11.15        100       1,115     11.48%

Lincoln Life Variable Annuity Account W

                                                            Unit Value   Unit Value                                  Investment
                                                            Beginning    End of     Units                  Total     Income
Subaccount                                                  of Period(1) Period     Outstanding Net Assets Return(2) Ratio(3)
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth & Income Class IB                                                                                        --
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)         $10.00      $10.87      4,748     $ 51,615     8.71%
  Wells Fargo New Directions/SM/ Core (1.60% Fee Rate)          10.00       10.86        100        1,086     8.63%
  Wells Fargo New Directions/SM/ Core (1.65% Fee Rate)          10.00       10.86        100        1,086     8.62%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)        10.00       10.87      6,345       69,022     8.69%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)        10.00       10.86        100        1,086     8.62%
  Wells Fargo New Directions/SM/ Access (1.70% Fee Rate)        10.00       10.86        100        1,086     8.61%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)      10.00       10.86      3,674       39,908     8.63%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)      10.00       10.86      1,750       19,001     8.58%
  Wells Fargo New Directions/SM/ Access 4 (1.85% Fee Rate)      10.00       10.86        100        1,086     8.57%
Scudder VIT Equity 500 Index                                                                                            2.11%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)          10.00       11.29        254        2,873    12.91%
  Wells Fargo New Directions/SM/ Core (1.60% Fee Rate)          10.00       11.28        100        1,128    12.83%
  Wells Fargo New Directions/SM/ Core (1.65% Fee Rate)          10.00       11.28        100        1,128    12.82%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)        10.00       11.29        100        1,129    12.90%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)        10.00       11.28        100        1,128    12.82%
  Wells Fargo New Directions/SM/ Access (1.70% Fee Rate)        10.00       11.28      1,856       20,971    12.81%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)      10.00       11.28        100        1,128    12.84%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)      10.00       11.28        100        1,128    12.78%
  Wells Fargo New Directions/SM/ Access 4 (1.85% Fee Rate)      10.00       11.28        100        1,128    12.77%
WFVT Asset Allocation                                                                                                   0.53%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)          10.00       10.88      5,489       59,730     8.82%
  Wells Fargo New Directions/SM/ Core (1.60% Fee Rate)          10.00       10.87        100        1,087     8.74%
  Wells Fargo New Directions/SM/ Core (1.65% Fee Rate)          10.00       10.87        100        1,087     8.72%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)        10.00       10.88     29,512      321,143     8.80%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)        10.00       10.87        194        2,110     8.73%
  Wells Fargo New Directions/SM/ Access (1.70% Fee Rate)        10.00       10.87        100        1,087     8.71%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)      10.00       10.88     13,343      145,123     8.76%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)      10.00       10.87        345        3,746     8.71%
  Wells Fargo New Directions/SM/ Access 4 (1.85% Fee Rate)      10.00       10.87        100        1,087     8.69%
WFVT Total Return Bond                                                                                                  1.71%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)          10.00       10.13      8,663       87,797     1.35%
  Wells Fargo New Directions/SM/ Core (1.60% Fee Rate)          10.00       10.13      7,538       76,358     1.30%
  Wells Fargo New Directions/SM/ Core (1.65% Fee Rate)          10.00       10.13        100        1,013     1.25%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)        10.00       10.13      3,556       36,039     1.34%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)        10.00       10.13        100        1,013     1.25%
  Wells Fargo New Directions/SM/ Access (1.70% Fee Rate)        10.00       10.13      2,061       20,867     1.25%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)      10.00       10.12     13,484      136,381     1.20%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)      10.00       10.11        204        2,063     1.13%
  Wells Fargo New Directions/SM/ Access 4 (1.85% Fee Rate)      10.00       10.11        100        1,011     1.13%
WFVT Equity Income                                                                                                      0.68%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)          10.00       11.01      1,922       21,155    10.09%
  Wells Fargo New Directions/SM/ Core (1.60% Fee Rate)          10.00       11.00        100        1,100    10.02%
  Wells Fargo New Directions/SM/ Core (1.65% Fee Rate)          10.00       11.00        100        1,100    10.00%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)        10.00       11.01      2,545       28,012    10.08%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)        10.00       11.00        100        1,100    10.00%
  Wells Fargo New Directions/SM/ Access (1.70% Fee Rate)        10.00       11.00        100        1,100     9.99%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)      10.00       11.00      5,001       55,083    10.02%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)      10.00       11.00        100        1,100     9.98%
  Wells Fargo New Directions/SM/ Access 4 (1.85% Fee Rate)      10.00       11.00        100        1,100     9.95%
WFVT Equity Value                                                                                                       0.29%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)          10.00       11.18      1,663       18,587    11.80%
  Wells Fargo New Directions/SM/ Core (1.60% Fee Rate)          10.00       11.17        100        1,117    11.72%
  Wells Fargo New Directions/SM/ Core (1.65% Fee Rate)          10.00       11.17        100        1,117    11.71%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)        10.00       11.18      2,954       33,077    11.78%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)        10.00       11.17        100        1,117    11.71%
  Wells Fargo New Directions/SM/ Access (1.70% Fee Rate)        10.00       11.17        100        1,117    11.70%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)      10.00       11.17      2,424       27,083    11.72%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)      10.00       11.17        293        3,275    11.67%
  Wells Fargo New Directions/SM/ Access 4 (1.85% Fee Rate)      10.00       11.16        100        1,116    11.65%

Lincoln Life Variable Annuity Account W

                                                            Unit Value   Unit Value                                  Investment
                                                            Beginning    End of     Units                  Total     Income
Subaccount                                                  of Period(1) Period     Outstanding Net Assets Return(2) Ratio(3)
-------------------------------------------------------------------------------------------------------------------------------
WFVT Growth                                                                                                               --
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)         $10.00      $11.34        100     $  1,134    13.40%
  Wells Fargo New Directions/SM/ Core (1.60% Fee Rate)          10.00       11.33        100        1,133    13.33%
  Wells Fargo New Directions/SM/ Core (1.65% Fee Rate)          10.00       11.33        100        1,133    13.32%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)        10.00       11.34        100        1,134    13.39%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)        10.00       11.33        100        1,133    13.32%
  Wells Fargo New Directions/SM/ Access (1.70% Fee Rate)        10.00       11.33        100        1,133    13.31%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)      10.00       11.33        299        3,433    13.32%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)      10.00       11.33        100        1,133    13.27%
  Wells Fargo New Directions/SM/ Access 4 (1.85% Fee Rate)      10.00       11.33        100        1,133    13.25%
WFVT International Equity                                                                                                 --
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)          10.00       11.17        100        1,117    11.69%
  Wells Fargo New Directions/SM/ Core (1.60% Fee Rate)          10.00       11.16        100        1,116    11.61%
  Wells Fargo New Directions/SM/ Core (1.65% Fee Rate)          10.00       11.16        100        1,116    11.60%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)        10.00       11.17        123        1,368    11.68%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)        10.00       11.16        100        1,116    11.60%
  Wells Fargo New Directions/SM/ Access (1.70% Fee Rate)        10.00       11.16        100        1,116    11.60%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)      10.00       11.16        100        1,116    11.61%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)      10.00       11.16        149        1,693    11.56%
  Wells Fargo New Directions/SM/ Access 4 (1.85% Fee Rate)      10.00       11.15        100        1,115    11.54%
WFVT Large Company Growth                                                                                                 --
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)          10.00       12.13      4,432       53,757    21.30%
  Wells Fargo New Directions/SM/ Core (1.60% Fee Rate)          10.00       12.12        100        1,212    21.23%
  Wells Fargo New Directions/SM/ Core (1.65% Fee Rate)          10.00       12.12        100        1,212    21.21%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)        10.00       12.13      4,381       53,133    21.28%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)        10.00       12.12        100        1,212    21.21%
  Wells Fargo New Directions/SM/ Access (1.70% Fee Rate)        10.00       12.12        100        1,212    21.19%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)      10.00       12.12     10,171      123,363    21.22%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)      10.00       12.12        100        1,212    21.16%
  Wells Fargo New Directions/SM/ Access 4 (1.85% Fee Rate)      10.00       12.11        100        1,211    21.15%
WFVT Money Market                                                                                                       0.54%
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)          10.00       10.03     24,004      240,870     0.35%
  Wells Fargo New Directions/SM/ Core (1.60% Fee Rate)          10.00       10.03        100        1,003     0.32%
  Wells Fargo New Directions/SM/ Core (1.65% Fee Rate)          10.00       10.02        100        1,002     0.24%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)        10.00       10.03     27,877      279,704     0.34%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)        10.00       10.02        100        1,002     0.24%
  Wells Fargo New Directions/SM/ Access (1.70% Fee Rate)        10.00       10.02        100        1,002     0.24%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)      10.00       10.03     31,193      312,617     0.28%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)      10.00       10.02        206        2,066     0.20%
  Wells Fargo New Directions/SM/ Access 4 (1.85% Fee Rate)      10.00       10.02        100        1,002     0.20%
WFVT Small Cap Growth                                                                                                     --
  Wells Fargo New Directions/SM/ Core (1.40% Fee Rate)          10.00       13.04        134        1,746    30.37%
  Wells Fargo New Directions/SM/ Core (1.60% Fee Rate)          10.00       13.03        100        1,303    30.29%
  Wells Fargo New Directions/SM/ Core (1.65% Fee Rate)          10.00       13.03        100        1,303    30.28%
  Wells Fargo New Directions/SM/ Access (1.45% Fee Rate)        10.00       13.03        944       12,355    30.35%
  Wells Fargo New Directions/SM/ Access (1.65% Fee Rate)        10.00       13.03        100        1,303    30.28%
  Wells Fargo New Directions/SM/ Access (1.70% Fee Rate)        10.00       13.03        100        1,303    30.25%
  Wells Fargo New Directions/SM/ Access 4 (1.60% Fee Rate)      10.00       13.03        494        6,439    30.31%
  Wells Fargo New Directions/SM/ Access 4 (1.80% Fee Rate)      10.00       13.02        100        1,302    30.23%
  Wells Fargo New Directions/SM/ Access 4 (1.85% Fee Rate)      10.00       13.02        100        1,302    30.22%

(1) Reflects less than a full year of activity. Funds were first received in this option on 9/19/2001.
(2) These amounts represent the total return, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.
(3) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Lincoln Life Variable Annuity Account W

4. Purchases and Sales of Investments
The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2003.

                                                      Aggregate   Aggregate
                                                      Cost of     Proceeds
                                                      Purchases   from Sales
   --------------------------------------------------------------------------
   AIM V.I. Government Securities Class II            $ 1,619,583 $   949,622
   AIM V.I. Growth Class II                                24,983      30,110
   AIM V.I. Premier Equity Class II                       743,071      40,272
   ABVPSF Small Cap Value Class B                          21,884      10,596
   ABVPSF Technology Class B                                9,917       1,171
   American Funds Global Small Capitalization Class 2   1,081,227   1,066,637
   American Funds Growth Class 2                          106,736      55,329
   American Funds International Class 2                 4,289,279   4,255,276
   Delaware VIPT Emerging Markets Service Class         1,956,459   1,902,185
   Delaware VIPT High Yield Service Class                 330,846      42,875
   Delaware VIPT Large Cap Value Service Class             35,439       5,937
   Delaware VIPT REIT Service Class                       155,281      15,882
   Delaware VIPT Small Cap Value Service Class             75,285      20,374
   Delaware VIPT Trend Service Class                        4,168       3,180
   Delaware VIPT U.S. Growth Service Class                 36,231      25,871
   Evergreen VA Omega                                       6,684      12,297
   Evergreen VA Special Equity                                307         233
   Evergreen VA Strategic Income                          505,189      67,462
   Fidelity VIP Contrafund Service Class 2                230,594      21,528
   Fidelity VIP Growth Opportunities Service Class 2       41,386      25,487
   Fidelity VIP Overseas Service Class 2                4,276,155   4,283,536
   Lincoln VIPT Aggressive Growth                              --         122
   Lincoln VIPT Global Asset Allocation                    20,110      12,971
   MFS VIT Capital Opportunities Service Class            330,617      21,582
   MFS VIT Emerging Growth Service Class                   11,953      29,365
   MFS VIT Utilities Service Class                         19,405      18,692
   NB AMT Balanced                                        536,768      47,374
   NB AMT Mid-Cap Growth                                   35,328      14,003
   NB AMT Regency                                          31,054       4,688
   Putnam VT Growth & Income Class IB                      62,869      61,919
   Scudder VIT Equity 500 Index                           703,184      14,778
   WFVT Asset Allocation                                  403,492     327,410
   WFVT Equity Income                                      85,311      42,529
   WFVT Equity Value                                       11,194      16,780
   WFVT Growth                                             21,411       1,273
   WFVT International Equity                            4,280,783   4,187,901
   WFVT Large Company Growth                              142,456      75,557
   WFVT Money Market                                   28,077,910  17,653,334
   WFVT Small Cap Growth                                   13,689      29,302
   WFVT Total Return Bond                               1,650,358     669,959

Lincoln Life Variable Annuity Account W

5. Investments
The following is a summary of investments owned at December 31, 2003.

                                                               Net
                                                   Shares      Asset
                                                   Outstanding Value  Value of Shares Cost of Shares
----------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Class II               347,965  $12.17   $ 4,234,737    $ 4,241,669
AIM V.I. Growth Class II                                3,900   14.75        57,528         57,510
AIM V.I. Premier Equity Class II                       67,316   20.14     1,355,744      1,234,895
ABVPSF Small Cap Value Class B                         14,508   14.46       209,782        161,946
ABVPSF Technology Class B                               3,216   14.35        46,143         41,000
American Funds Global Small Capitalization Class 2      3,420   14.08        48,148         32,144
American Funds Growth Class 2                          15,547   45.50       707,399        600,413
American Funds International Class 2                   13,351   13.40       178,900        147,247
Delaware VIPT Emerging Markets Service Class            9,197   11.17       102,726         61,522
Delaware VIPT High Yield Service Class                174,375    5.68       990,447        824,476
Delaware VIPT Large Cap Value Service Class            12,324   16.32       201,130        183,870
Delaware VIPT REIT Service Class                       36,977   15.13       559,467        436,882
Delaware VIPT Small Cap Value Service Class            22,762   25.61       582,933        447,250
Delaware VIPT Trend Service Class                       7,992   27.12       216,740        178,162
Delaware VIPT U.S. Growth Service Class                10,979    6.61        72,572         70,402
Evergreen VA Omega                                      3,377   15.11        51,030         46,541
Evergreen VA Special Equity                             1,731   10.79        18,673         14,492
Evergreen VA Strategic Income                          69,127   10.50       725,834        711,058
Fidelity VIP Contrafund Service Class 2                28,739   22.93       658,986        554,740
Fidelity VIP Growth Opportunities Service Class 2       1,504   14.98        22,529         17,322
Fidelity VIP Overseas Service Class 2                   6,725   15.50       104,237         89,826
Lincoln VIPT Aggressive Growth                          1,098    8.67         9,522          7,668
Lincoln VIPT Global Asset Allocation                    4,076   12.71        51,791         46,232
MFS VIT Capital Opportunities Service Class            53,770   12.05       647,934        581,675
MFS VIT Emerging Growth Service Class                   2,286   15.41        35,222         34,114
MFS VIT Utilities Service Class                        13,431   15.87       213,156        197,892
NB AMT Balanced                                       100,859    8.93       900,674        850,597
NB AMT Mid-Cap Growth                                  19,753   15.33       302,810        293,210
NB AMT Regency                                         10,940   12.09       132,266        104,415
Putnam VT Growth & Income Class IB                     26,770   23.26       622,672        588,175
Scudder VIT Equity 500 Index                           90,366   11.64     1,051,860        910,863
WFVT Asset Allocation                                 147,100   12.51     1,840,220      1,652,280
WFVT Equity Income                                     36,673   14.93       547,530        520,751
WFVT Equity Value                                      60,433    8.34       504,014        487,847
WFVT Growth                                             7,911   12.89       101,972         95,705
WFVT International Equity                               9,379    7.56        70,904         58,273
WFVT Large Company Growth                              84,359    8.60       725,484        699,215
WFVT Money Market                                  13,036,394    1.00    13,036,394     13,036,394
WFVT Small Cap Growth                                  27,964    6.90       192,953        176,752
WFVT Total Return Bond                                195,754   10.66     2,086,735      2,054,244

Lincoln Life Variable Annuity Account W

6. Changes in Units Outstanding
The change in units outstanding for the year ended December 31, 2003 is as follows:

                                                   Units     Units       Net Increase
                                                   Issued    Redeemed    (Decrease)
-------------------------------------------------------------------------------------
AIM V.I. Government Securities Class II              146,795    (88,539)     58,256
AIM V.I. Growth Class II                               2,805     (3,896)     (1,091)
AIM V.I. Premier Equity Class II                      88,614     (3,537)     85,077
ABVPSF Small Cap Value Class B                         1,604       (677)        927
ABVPSF Technology Class B                              1,331        (69)      1,262
American Funds Global Small Capitalization Class 2   108,648   (107,819)        829
American Funds Growth Class 2                         10,569     (4,663)      5,906
American Funds International Class 2                 464,213   (461,103)      3,110
Delaware VIPT Emerging Markets Service Class         162,977   (161,117)      1,860
Delaware VIPT High Yield Service Class                23,567     (2,651)     20,916
Delaware VIPT Large Cap Value Service Class            3,511       (350)      3,161
Delaware VIPT REIT Service Class                      12,785       (815)     11,969
Delaware VIPT Small Cap Value Service Class            6,086     (1,198)      4,888
Delaware VIPT Trend Service Class                        392        (44)        348
Delaware VIPT U.S. Growth Service Class                3,950     (2,952)        998
Evergreen VA Omega                                       705     (1,420)       (715)
Evergreen VA Special Equity                               39         --          39
Evergreen VA Strategic Income                         35,197     (4,715)     30,482
Fidelity VIP Contrafund Service Class 2               22,147     (1,279)     20,868
Fidelity VIP Growth Opportunities Service Class 2      4,818     (3,017)      1,800
Fidelity VIP Overseas Service Class 2                493,690   (491,877)      1,813
Lincoln VIPT Aggressive Growth                            --         (1)         (1)
Lincoln VIPT Global Asset Allocation                   1,935     (1,179)        757
MFS VIT Capital Opportunities Service Class           37,005     (1,731)     35,275
MFS VIT Emerging Growth Service Class                  1,344     (3,657)     (2,313)
MFS VIT Utilities Service Class                        4,020     (4,305)       (285)
NB AMT Balanced                                       52,941     (4,337)     48,604
NB AMT Mid-Cap Growth                                  3,915     (1,051)      2,864
NB AMT Regency                                         2,999       (305)      2,694
Putnam VT Growth & Income Class IB                     5,470     (5,731)       (261)
Scudder VIT Equity 500 Index                          74,141       (619)     73,522
WFVT Asset Allocation                                 40,205    (33,354)      6,851
WFVT Equity Income                                     7,308     (4,291)      3,017
WFVT Equity Value                                        488     (1,049)       (561)
WFVT Growth                                            2,481        (17)      2,464
WFVT International Equity                            495,622   (493,236)      2,386
WFVT Large Company Growth                             15,100     (7,633)      7,467
WFVT Money Market                                  2,811,327 (1,757,060)  1,054,267
WFVT Small Cap Growth                                  1,698     (3,437)     (1,740)
WFVT Total Return Bond                               139,064    (57,049)     82,016

Lincoln Life Variable Annuity Account W

The change in units outstanding for the year ended December 31, 2002 is as follows:

                                                  Units   Units     Net Increase
                                                  Issued  Redeemed  (Decrease)
---------------------------------------------------------------------------------
American Funds Global Small Cap Class 2             2,128     (908)        1,220
American Funds Growth Class 2                      58,788  (16,643)       42,145
American Funds International Class 2               10,589   (2,979)        7,610
AIM V.I. Government Securities Class 2            358,700  (68,845)      289,855
AIM V.I. Growth Class 2                             5,801   (6,235)         (434)
AIM V.I. Premier Equity Class 2                    54,772   (8,939)       45,833
AVPSF Small Cap Value Class B                      11,588     (920)       10,668
AVPSF Technology Class B                            3,111   (1,057)        2,054
Delaware VIPT Emerging Markets Service Class        3,321     (900)        2,421
Delaware VIPT High Yield Service Class             91,618  (37,890)       53,728
Delaware VIPT Large Cap Value Service Class        14,706   (4,546)       10,160
Delaware VIPT REIT Service Class                   28,649   (3,886)       24,763
Delaware VIPT Small Cap Value Service Class        29,367   (1,380)       27,987
Delaware VIPT Trend Service Class                  15,989   (3,987)       12,002
Delaware VIPT U.S. Growth Service Class             7,793   (2,333)        5,460
Evergreen VA Omega                                    395   (1,080)         (685)
Evergreen VA Special Equity                         1,310     (900)          410
Evergreen VA Strategic Income                      17,898   (1,796)       16,102
Fidelity VIP II Contra Service Class 2             34,712   (5,588)       29,124
Fidelity VIP Growth Opportunities Service Class 2     230     (900)         (670)
Fidelity VIP Overseas Service Class 2               6,961   (2,838)        4,123
Lincoln VIPT Aggressive Growth                        854     (900)          (46)
Lincoln VIPT Global Asset Allocation                5,215   (2,283)        2,932
MFS VIT Capital Opportunities Service Class        28,961   (4,635)       24,326
MFS VIT Emerging Growth Service Class               4,914     (946)        3,968
MFS VIT Utilities Service Class                    11,629   (5,458)        6,171
NB AMT Balanced                                    40,753   (8,812)       31,941
NB AMT Mid-Cap Growth                              24,796   (4,620)       20,176
NB AMT Regency                                      5,403     (994)        4,409
Putnam VT Growth & Income Class IB                 46,003   (5,486)       40,517
Scudder VIT Equity 500 Index                       21,511   (1,152)       20,359
WFVT Asset Allocation                             144,453  (36,614)      107,839
WFVT Total Return Bond                             73,252   (8,919)       64,333
WFVT Equity Income                                 41,495   (4,201)       37,294
WFVT Equity Value                                  48,449   (6,894)       41,555
WFVT Growth                                         7,675   (1,116)        6,559
WFVT International Equity                           4,094     (978)        3,116
WFVT Large Company Growth                          49,085   (8,246)       40,839
WFVT Money Market                                 427,588 (250,197)      177,391
WFVT Small Cap Growth                              18,724   (1,770)       16,954

Lincoln Life Variable Annuity Account W

7. New Investment Funds and Fund Name Changes
During 2002, the Deutsche Asset Management VIT Funds Trust (Deutsche VIT) family of funds changed its name to Scudder VIT Funds (Scudder VIT), the Delaware Group Premium Fund (DGPF) family of funds changed its name to Delaware VIP Trust (Delaware VIPT), and the Fidelity Variable Insurance Products Fund II (Fidelity VIP II) family of funds changed its name to Fidelity Variable Insurance Products Fund (Fidelity VIP).

Also during 2002, the AIM V.I. Value Fund Class 2 changed its name to the AIM V.I. Premier Equity Fund Class 2.

During 2003, the Alliance Variable Products Series Fund (AVPSF) family of funds changed its name to the AllianceBernstein Variable Products Series Fund (ABVPSF) and the Lincoln National (LN) fund family changed its name to the Lincoln Variable Insurance Products Trust (Lincoln VIPT).

Also during 2003, the WFVT Corporate Bond Fund changed its name to the WFVT Total Return Bond Fund.

Report of Ernst & Young LLP, Independent Auditors

Board of Directors of The Lincoln National Life Insurance Company
   and
Contract Owners of Lincoln Life Variable Annuity Account W

We have audited the accompanying statement of assets and liabilities of Lincoln Life Variable Annuity Account W ("Variable Account") (comprised of the following subaccounts: AIM Variable Insurance Funds ("AIM V.I.") Government Securities Class II, AIM V.I. Growth Class II, AIM V.I. Premier Equity Class II, AllianceBernstein Variable Products Series Fund ("ABVPSF") Small Cap Value Class B, ABVPSF Technology Class B, American Funds Insurance Series ("American Funds") Global Small Capitalization Class 2, American Funds Growth Class 2, American Funds International Class 2, Delaware VIP Trust ("Delaware VIPT") Emerging Markets Service Class, Delaware VIPT High Yield Service Class, Delaware VIPT Large Cap Value Service Class, Delaware VIPT REIT Service Class, Delaware VIPT Small Cap Value Service Class, Delaware VIPT Trend Service Class, Delaware VIPT U.S. Growth Service Class, Evergreen VA Fund Omega, Evergreen VA Special Equity, Evergreen VA Strategic Income, Fidelity Variable Insurance Products Fund ("Fidelity VIP") Contrafund Service Class 2, Fidelity VIP Growth Opportunities Service Class 2, Fidelity VIP Overseas Service Class 2, Lincoln Variable Insurance Products Trust ("Lincoln VIPT") Aggressive Growth, Lincoln VIPT Global Asset Allocation, MFS Variable Insurance Trust ("MFS VIT") Capital Opportunities Service Class, MFS VIT Emerging Growth Service Class, MFS VIT Utilities Service Class, Neuberger Berman Advisors Management Trust ("NB AMT") Balanced, NB AMT Mid-Cap Growth, NB AMT Regency, Putnam Variable Trust Growth & Income Class IB, Scudder VIT Funds Equity 500 Index, Wells Fargo Variable Trust ("WFVT") Asset Allocation, WFVT Equity Income, WFVT Equity Value, WFVT Growth, WFVT International Equity, WFVT Large Company Growth, WFVT Money Market, WFVT Small Cap Growth, and WFVT Total Return Bond) as of December 31, 2003, the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Lincoln Life Variable Annuity Account W as of December 31, 2003, the results of their operations for the year then ended and changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP
Fort Wayne, Indiana
March 1, 2004

                  The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company

Consolidated Balance Sheets

                                                                           December 31
                                                                        2003        2002*
                                                                    -----------  -----------
                                                                         (000s omitted)
                                                                    ------------------------
ASSETS
Investments:
 Securities available-for-sale, at fair value:
   Fixed maturity (cost: 2003 -- $29,607,156; 2002 -- $29,746,303)  $31,362,588  $31,310,917
--------------------------------------------------------------------
   Equity (cost: 2003 -- $128,572; 2002 -- $196,696)                    147,200      207,741
--------------------------------------------------------------------
 Trading securities                                                   2,786,471           --
--------------------------------------------------------------------
 Mortgage loans on real estate                                        4,189,469    4,199,683
--------------------------------------------------------------------
 Real estate                                                            112,642      279,484
--------------------------------------------------------------------
 Policy loans                                                         1,917,837    1,937,677
--------------------------------------------------------------------
 Derivative investments                                                  68,633       64,780
--------------------------------------------------------------------
 Other investments                                                      363,380      377,748
                                                                    -----------  -----------
--------------------------------------------------------------------
Total Investments                                                    40,948,220   38,378,030
--------------------------------------------------------------------
Cash and invested cash                                                1,442,772    1,246,523
--------------------------------------------------------------------
Property and equipment                                                  165,103      170,424
--------------------------------------------------------------------
Deferred acquisition costs                                            2,571,691    2,373,234
--------------------------------------------------------------------
Premiums and fees receivable                                            355,107      180,561
--------------------------------------------------------------------
Accrued investment income                                               490,507      504,944
--------------------------------------------------------------------
Assets held in separate accounts                                     40,174,818   31,100,455
--------------------------------------------------------------------
Federal income taxes                                                         --      214,631
--------------------------------------------------------------------
Amounts recoverable from reinsurers                                   8,150,627    7,223,004
--------------------------------------------------------------------
Goodwill                                                                919,172      919,172
--------------------------------------------------------------------
Other intangible assets                                                 921,856    1,012,773
--------------------------------------------------------------------
Other assets                                                            723,339      825,686
                                                                    -----------  -----------
--------------------------------------------------------------------
Total Assets                                                        $96,863,212  $84,149,437
                                                                    ===========  ===========
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Insurance and Investment Contract Liabilities:
 Insurance policy and claim reserves                                $23,172,985  $21,699,308
--------------------------------------------------------------------
 Contractholder funds                                                22,727,811   21,402,235
--------------------------------------------------------------------
 Liabilities related to separate accounts                            40,174,818   31,100,455
                                                                    -----------  -----------
--------------------------------------------------------------------
Total Insurance and Investment Contract Liabilities                  86,075,614   74,201,998
--------------------------------------------------------------------
Short-term debt                                                          41,877      103,696
--------------------------------------------------------------------
Long-term debt                                                        1,250,000    1,250,000
--------------------------------------------------------------------
Federal income taxes                                                     36,953           --
--------------------------------------------------------------------
Reinsurance related derivative liability                                325,279           --
--------------------------------------------------------------------
Funds withheld reinsurance liabilities                                1,493,066    1,458,068
--------------------------------------------------------------------
Other liabilities                                                     2,064,024    1,843,911
--------------------------------------------------------------------
Deferred gain on indemnity reinsurance                                  922,407      973,101
                                                                    -----------  -----------
--------------------------------------------------------------------
Total Liabilities                                                    92,209,220   79,830,774
--------------------------------------------------------------------
Shareholder's Equity:
Common stock -- $2.50 par value,
authorized, issued and outstanding shares -- 10 million
  (owned by Lincoln National Corporation)                                25,000       25,000
--------------------------------------------------------------------
Retained earnings                                                     3,856,029    3,610,211
--------------------------------------------------------------------
Accumulated Other Comprehensive Income:
 Foreign currency translation adjustment                                     --          375
--------------------------------------------------------------------
 Net unrealized gain on securities available-for-sale                   757,970      703,100
--------------------------------------------------------------------
 Net unrealized gain on derivative instruments                           24,272       31,829
--------------------------------------------------------------------
 Minimum pension liability adjustment                                    (9,279)     (51,852)
                                                                    -----------  -----------
--------------------------------------------------------------------
Total Accumulated Other Comprehensive Income                            772,963      683,452
                                                                    -----------  -----------
--------------------------------------------------------------------
Total Shareholder's Equity                                            4,653,992    4,318,663
                                                                    -----------  -----------
--------------------------------------------------------------------
Total Liabilities and Shareholder's Equity                          $96,863,212  $84,149,437
------------------------------------------------------------------  ===========  ===========

--------
* As Adjusted -- See Note 2.
See notes to the consolidated financial statements.

The Lincoln National Life Insurance Company

Consolidated Statements of Income

                                                                              Year Ended December 31
                                                                        ----------------------------------
                                                                           2003        2002*       2001*
                                                                        ----------  ----------  ----------
                                                                                  (000s omitted)
                                                                        ----------------------------------
Revenue:
Insurance premiums                                                      $  205,544  $  250,766  $1,604,161
------------------------------------------------------------------------
Insurance fees                                                           1,287,251   1,273,133   1,344,323
------------------------------------------------------------------------
Net investment income                                                    2,540,077   2,533,072   2,583,295
------------------------------------------------------------------------
Equity in earnings (losses) of unconsolidated affiliates                        --        (647)      5,672
------------------------------------------------------------------------
Realized loss on investments and derivative instruments (net of amounts
  restored against balance sheet accounts)                                 (16,118)   (262,805)   (121,525)
------------------------------------------------------------------------
Realized gain (loss) on sale of subsidiaries                                    --     (10,646)      4,963
------------------------------------------------------------------------
Amortization of deferred gain on indemnity reinsurance                      74,234      73,115      19,267
------------------------------------------------------------------------
Gain on transfer of securities from available-for-sale to trading          342,852          --          --
------------------------------------------------------------------------
Gain on reinsurance embedded derivative/trading securities                   4,034          --          --
------------------------------------------------------------------------
Other revenue and fees                                                     242,617     244,938     255,203
                                                                        ----------  ----------  ----------
------------------------------------------------------------------------
Total Revenue                                                            4,680,491   4,100,926   5,695,359
------------------------------------------------------------------------

Benefits and Expenses:
Benefits                                                                 2,294,483   2,714,308   3,234,013
------------------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses                  1,383,612   1,370,709   1,746,515
------------------------------------------------------------------------
Interest and debt expense                                                   79,305      79,342      80,621
                                                                        ----------  ----------  ----------
------------------------------------------------------------------------
Total Benefits and Expenses                                              3,757,400   4,164,359   5,061,149
------------------------------------------------------------------------
Income (Loss) before Federal Income Taxes and Cumulative Effect of
  Accounting Changes                                                       923,091     (63,433)    634,210
------------------------------------------------------------------------
Federal income taxes (benefit)                                             244,919     (98,858)    144,467
                                                                        ----------  ----------  ----------
------------------------------------------------------------------------
Income before Cumulative Effect of Accounting Changes                      678,172      35,425     489,743
------------------------------------------------------------------------
Cumulative Effect of Accounting Changes (net of Federal income taxes)     (236,624)         --     (15,566)
                                                                        ----------  ----------  ----------
------------------------------------------------------------------------
Net Income                                                              $  441,548  $   35,425  $  474,177
----------------------------------------------------------------------- ==========  ==========  ==========

--------
* As Adjusted -- See Note 2.


See notes to the consolidated financial statements.

The Lincoln National Life Insurance Company

Consolidated Statements of Shareholder's Equity

                                                                                     Year Ended December 31
                                                                                  2003        2002*       2001*
                                                                               ----------  ----------  ----------
                                                                                         (000s omitted)
                                                                               ----------------------------------
Common Stock:
Balance at beginning and end-of-year                                           $   25,000  $   25,000  $   25,000
-------------------------------------------------------------------------------

Retained Earnings:
Balance at beginning-of-year                                                    3,610,211   4,255,598   4,240,732
-------------------------------------------------------------------------------
Comprehensive income                                                              531,059     523,556     722,514
-------------------------------------------------------------------------------
Less other comprehensive income (loss) (net of federal income tax):
 Foreign currency translation adjustment                                             (375)         --         375
-------------------------------------------------------------------------------
 Net unrealized gain on securities available-for-sale, net of reclassification
   adjustment                                                                      54,870     531,136     224,980
-------------------------------------------------------------------------------
 Net unrealized gain (loss) on derivative instruments                              (7,557)      8,847      22,982
-------------------------------------------------------------------------------
 Minimum pension liability adjustment                                              42,573     (51,852)         --
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------
Net Income                                                                        441,548      35,425     474,177
-------------------------------------------------------------------------------
Additional investment by Lincoln National Corporation/Stock Compensation            4,270      29,188      35,689
-------------------------------------------------------------------------------
Dividends declared                                                               (200,000)   (710,000)   (495,000)
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------
Balance at End-of-Year                                                          3,856,029   3,610,211   4,255,598
-------------------------------------------------------------------------------

Foreign Currency Translation Adjustment:
Balance at beginning-of-year                                                          375         375          --
-------------------------------------------------------------------------------
Change during the year                                                               (375)         --         375
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------
Balance at End-of-Year                                                                 --         375         375
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------

Net Unrealized Gain on Securities Available-for-Sale:
Balance at beginning-of-year                                                      703,100     171,964     (53,016)
-------------------------------------------------------------------------------
Change during the year                                                             54,870     531,136     224,980
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------
Balance at End-of-Year                                                            757,970     703,100     171,964
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------

Net Unrealized Gain on Derivative Instruments:
Balance at beginning-of-year                                                       31,829      22,982          --
-------------------------------------------------------------------------------
Cumulative effect of accounting change                                                 --          --      17,586
-------------------------------------------------------------------------------
Change during the year                                                             (7,557)      8,847       5,396
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------
Balance at End-of-Year                                                             24,272      31,829      22,982
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------

Minimum Pension Liability Adjustment:
Balance at beginning-of-year                                                      (51,852)         --          --
-------------------------------------------------------------------------------
Change during the year                                                             42,573     (51,852)         --
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------
Balance at End-of-Year                                                             (9,279)    (51,852)         --
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------
Total Shareholder's Equity at End-of-Year                                      $4,653,992  $4,318,663  $4,475,919
------------------------------------------------------------------------------ ==========  ==========  ==========

--------
* As Adjusted -- See Note 2.

See notes to the consolidated financial statements.

The Lincoln National Life Insurance Company

Consolidated Statements of Cash Flows

                                                                               Year Ended December 31
                                                                          2003          2002*         2001*
                                                                      ------------  ------------  ------------
                                                                                   (000s omitted)
                                                                      ----------------------------------------
Cash Flows from Operating Activities:
Net income                                                            $    441,548  $     35,425  $    474,177
----------------------------------------------------------------------
Adjustments to reconcile net income to net cash provided by operating activities:
----------------------------------------------------------------------
 Deferred acquisition costs                                               (374,713)     (325,704)     (346,362)
----------------------------------------------------------------------
 Premiums and fees receivable                                             (174,546)      196,322        36,069
----------------------------------------------------------------------
 Accrued investment income                                                  14,436        26,298       (55,259)
----------------------------------------------------------------------
 Policy liabilities and accruals                                           335,873      (929,827)     (735,307)
----------------------------------------------------------------------
 Net trading securities purchases, sales and maturities                   (446,890)           --            --
----------------------------------------------------------------------
 Gain on reinsurance embedded derivative/trading securities                 (4,034)           --            --
----------------------------------------------------------------------
 Cumulative effect of accounting change -- Modco embedded derivative       363,933            --            --
----------------------------------------------------------------------
 Contractholder funds                                                    1,095,460       983,768     1,135,927
----------------------------------------------------------------------
 Amounts recoverable from reinsurers                                      (895,523)      894,270       425,629
----------------------------------------------------------------------
 Federal income taxes                                                      202,067      (108,019)      110,216
----------------------------------------------------------------------
 Federal income taxes paid on proceeds from disposition                         --      (477,133)           --
----------------------------------------------------------------------
 Stock-based compensation expense                                            9,589        24,068        37,723
----------------------------------------------------------------------
 Provisions for depreciation                                                49,039        22,222        15,798
----------------------------------------------------------------------
 Amortization of goodwill                                                       --            --        26,518
----------------------------------------------------------------------
 Amortization of other intangible assets                                    90,917       105,714        91,837
----------------------------------------------------------------------
 Realized loss on investments and derivative instruments                    16,118       262,805       121,525
----------------------------------------------------------------------
 Realized (gain) loss on sale of subsidiaries                                   --        10,646        (4,963)
----------------------------------------------------------------------
 Amortization of deferred gain                                             (74,234)      (73,115)      (19,267)
----------------------------------------------------------------------
 Other                                                                     308,265      (375,564)     (926,106)
                                                                      ------------  ------------  ------------
----------------------------------------------------------------------
Net Adjustments                                                            515,757       236,751       (86,022)
                                                                      ------------  ------------  ------------
----------------------------------------------------------------------
Net Cash Provided by Operating Activities                                  957,305       272,176       388,155
----------------------------------------------------------------------

Cash Used In Investing Activities:
Securities-available-for-sale:
 Purchases                                                             (13,338,976)  (14,002,161)  (10,634,019)
----------------------------------------------------------------------
 Sales                                                                   8,181,666     8,078,426     5,487,077
----------------------------------------------------------------------
 Maturities                                                              3,010,136     2,484,637     2,448,425
----------------------------------------------------------------------
Purchase of other investments                                           (1,520,429)   (1,280,211)   (1,830,448)
----------------------------------------------------------------------
Sale or maturity of other investments                                    1,763,285     1,739,382     1,867,069
----------------------------------------------------------------------
Proceeds from disposition of business                                           --      (195,000)    1,831,095
----------------------------------------------------------------------
Increase (decrease) in cash collateral on loaned securities                112,236       (95,341)      150,930
----------------------------------------------------------------------
Other                                                                     (114,153)      142,592       674,146
                                                                      ------------  ------------  ------------
----------------------------------------------------------------------
Net Cash Used in Investing Activities                                   (1,906,235)   (3,127,676)       (5,725)
----------------------------------------------------------------------

Cash Flows from Financing Activities:
Net increase (decrease) in short-term debt                                 (61,819)     (158,143)       42,764
----------------------------------------------------------------------
Universal life and investment contract deposits                          4,935,740     5,305,499     4,897,828
----------------------------------------------------------------------
Universal life and investment contract withdrawals                      (2,746,914)   (3,262,194)   (3,288,290)
----------------------------------------------------------------------
Investment contract transfers                                             (816,826)      108,479      (373,000)
----------------------------------------------------------------------
Increase in funds withheld liability                                        34,998            --            --
----------------------------------------------------------------------
Dividends paid to shareholders                                            (200,000)     (710,000)     (495,000)
                                                                      ------------  ------------  ------------
----------------------------------------------------------------------
Net Cash Provided by Financing Activities                                1,145,179     1,283,641       784,302
                                                                      ------------  ------------  ------------
----------------------------------------------------------------------
Net Increase (Decrease) in Cash and Invested Cash                          196,249    (1,571,859)    1,166,732
----------------------------------------------------------------------
Cash and Invested Cash at Beginning-of-Year                              1,246,523     2,818,382     1,651,650
                                                                      ------------  ------------  ------------
----------------------------------------------------------------------
Cash and Invested Cash at End-of-Year                                 $  1,442,772  $  1,246,523  $  2,818,382
--------------------------------------------------------------------- ============  ============  ============

--------
* As Adjusted -- See Note 2.

See notes to the consolidated financial statements.

The Lincoln National Life Insurance Company

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------
1. Summary of Significant Accounting Policies

Basis of Presentation.
The accompanying consolidated financial statements include The Lincoln National Life Insurance Company ("the Company") and its majority-owned subsidiaries. The Company, together with its subsidiaries, are defined as ("LNL"). The Company is domiciled in Indiana. Lincoln National Corporation ("LNC") owns 100% of the Company on a direct basis and its subsidiaries on an indirect basis. The Company owns 100% of the outstanding common stock of two insurance company subsidiaries: First Penn-Pacific Life Insurance Company ("First Penn") and Lincoln Life & Annuity Company of New York ("Lincoln Life New York"). Prior to the fourth quarter of 2001, the Company owned 100% of the outstanding common stock of two additional insurance company subsidiaries that were sold as part of the sale of LNC's reinsurance business to Swiss Re on December 7, 2001 (see
Note 11). The Company also owns several non-insurance companies, including Lincoln Financial Distributors ("LFD") and Lincoln Financial Advisors ("LFA"), LNC's internally owned wholesaling and retailing business units, respectively. LNL's principal businesses consist of underwriting annuities, deposit-type contracts and life insurance through multiple distribution channels. LNL is licensed and sells its products throughout the United States and several U.S. territories. Operations are divided into two business segments: Lincoln Retirement and Life Insurance (see Note 9). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States.

Use of Estimates.
The nature of the insurance business requires management to make numerous estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results will differ from those estimates.

Investments.
Securities available-for-sale consist of fixed maturity and equity securities, which are carried at fair value. The cost of available-for-sale fixed maturity securities is adjusted for amortization of premiums and discounts. The cost of available-for-sale fixed maturity and equity securities is reduced to fair value with a corresponding charge to realized loss on investments for declines in value that are other than temporary.

Trading securities consist of fixed maturity and equity securities in designated portfolios, which support modified coinsurance ("Modco") and coinsurance with funds withheld ("CFW") reinsurance arrangements. Investment results for these portfolios, including gains and losses from sales, are passed directly to the reinsurers through the contractual terms of the reinsurance arrangements. Trading securities are carried at fair value and changes in fair value are recorded in net income as they occur. Offsetting these amounts are corresponding changes in the fair value of embedded derivatives in liabilities associated with the underlying reinsurance arrangements.

For the mortgage-backed securities portion of the trading and available-for-sale fixed maturity securities portfolios, LNL recognizes investment income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. When the effective yield changes, the carrying value of the security is adjusted prospectively. This adjustment is reflected in net investment income.

Mortgage loans on real estate are carried at the outstanding principal balances adjusted for amortization of premiums and discounts and are net of valuation allowances. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value when it is probable that, based upon current information and events, LNL will be unable to collect all amounts due under the contractual terms of the loan agreement. When LNL determines that a loan is impaired, the cost is adjusted or a provision for loss is established equal to the difference between the amortized cost of the mortgage loan and the estimated value. Estimated value is based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's observable market price; 3) the fair value of the collateral. The provision for losses is reported as realized gain (loss) on investments. Mortgage loans deemed to be uncollectible are charged against the allowance for losses and subsequent recoveries, if any, are credited to the allowance for losses. Interest income on mortgage loans includes interest collected, the change in accrued interest, and amortization of premiums and discounts. Mortgage loan fees and costs are recorded in net investment income as they are incurred.

Investment real estate is carried at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset. Cost is adjusted for impairment when the projected undiscounted cash flow from the investment is less than the carrying value. Impaired real estate is written down to the estimated fair value of the real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Also, valuation allowances for losses are established, as appropriate, for real estate holdings that are in the process of being sold. Real estate acquired through foreclosure proceedings is reclassified on the balance sheet from mortgage loans on real estate to real estate and is recorded at fair value at the settlement date, which establishes a new cost basis. If a subsequent periodic review of a foreclosed property indicates the fair value, less estimated costs to sell, is lower than the carrying value at settlement date, the carrying value is adjusted to the lower amount. Write-downs to real estate and any changes to the reserves on real estate are reported as realized gain (loss) on investments.

Policy loans are carried at aggregate unpaid balances.

Cash and invested cash are carried at cost and include all highly liquid debt instruments purchased with a maturity of three months or less.

Realized gain (loss) on investments is recognized in net income, net of associated amortization of deferred acquisition costs and investment expenses, using the specific identification

The Lincoln National Life Insurance Company method. Changes in the fair values of available-for-sale securities are reflected directly in shareholder's equity, after deductions for related adjustments for deferred acquisition costs and amounts required to satisfy policyholder commitments that would have been recorded had these securities been sold at their fair value, and after deferred taxes or credits to the extent deemed recoverable.

Realized gain (loss) on sale of subsidiaries, net of taxes, is recognized in net income.

Derivative Instruments.
LNL hedges certain portions of its exposure to interest rate fluctuations, the widening of bond yield spreads over comparable maturity U.S. Government obligations, credit risk, foreign exchange risk and equity risk fluctuations by entering into derivative transactions. A description of LNL's accounting for its hedging of such risks is discussed in the following paragraphs.

LNL recognizes all derivative instruments as either assets or liabilities in the consolidated balance sheet at fair value. The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, LNL must designate the hedging instrument based upon the exposure being hedged--as a cash flow hedge, fair value hedge or a hedge of a net investment in a foreign operation. As of December 31, 2003 and 2002, LNL had derivative instruments that were designated and qualified as cash flow hedges. In addition, LNL had derivative instruments that were economic hedges, but were not designated as hedging instruments under Statement of Financial Accounting Standards No. 133 ("FAS 133").

For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income ("OCI") and reclassified into net income in the same period or periods during which the hedged transaction affects net income. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of designated future cash flows of the hedged item (hedge ineffectiveness), if any, is recognized in current income during the period of change. For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument as well as the offsetting loss or gain in fair value on the hedged item attributable to the hedged risk are recognized in current income during the period of change. For derivative instruments not designated as hedging instruments, the gain or loss is recognized in current income during the period of change.

LNL has certain Modco and CFW reinsurance arrangements with embedded derivatives related to the funds withheld assets. These derivatives are considered total return swaps with contractual returns that are attributable to various assets and liabilities associated with these reinsurance arrangements. Changes in the fair value of these derivatives are recorded in net income as they occur. Offsetting these amounts are corresponding changes in the fair value of trading securities in portfolios that support these arrangements.

See Note 7 for further discussion of LNL's accounting policy for derivative instruments.

Loaned Securities.
Securities loaned are treated as collateralized financing transactions and a liability is recorded equal to the cash collateral received which is typically greater than the market value of the related securities loaned. This liability is included within Other Liabilities in LNL's consolidated balance sheet. In other instances, LNL will hold as collateral securities with a market value at least equal to the securities loaned. Securities held as collateral are not recorded in LNL's consolidated balance sheet in accordance with accounting guidance for secured borrowings and collateral. LNL's agreements with third parties generally contain contractual provisions to allow for additional collateral to be obtained when necessary. LNL values collateral daily and obtains additional collateral when deemed appropriate.

Property and Equipment.
Property and equipment owned for company use is carried at cost less allowances for depreciation. Provisions for depreciation of investment real estate and property and equipment owned for company use are computed principally on the straight-line method over the estimated useful lives of the assets.

Premiums and Fees on Investment Products and Universal Life and Traditional Life Insurance Products.
Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance, bank-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset based fees, cost of insurance charges, percent of premium charges, policy administration charges and surrender charges that have been assessed and earned against policy account balances and premiums received during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees. Asset based fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed

The Lincoln National Life Insurance Company premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due from the policyholder.

Other Revenues and Fees.
Other revenue and fees principally consists of amounts earned by LFA, LNL's retail distribution arm, from sales of third party insurance and investment products. Such revenue is recorded as earned at the time of sale.

Assets Held in Separate Accounts/Liabilities Related to Separate Accounts. These assets and liabilities represent segregated funds administered and invested by LNL and its insurance subsidiaries for the exclusive benefit of pension and variable life and annuity contractholders. Both the assets and liabilities are carried at fair value. The fees earned by LNL and its insurance subsidiaries for administrative and contractholder maintenance services performed for these separate accounts are included in insurance fee revenue.

Deferred Acquisition Costs.
Commissions and other costs of acquiring universal life insurance, variable universal life insurance, traditional life insurance, annuities and other investment contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent recoverable. The methodology for determining the amortization of acquisition costs varies by product type based on two different accounting pronouncements: Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("FAS 97") and Statement of Financial Accounting Standards No. 60, "Accounting and Reporting by Insurance Enterprises" ("FAS 60"). Under FAS 97, acquisition costs for universal life, variable universal life insurance and investment-type products, which include fixed and variable deferred annuities, are amortized over the lives of the policies in relation to the incidence of estimated gross profits from surrender charges, investment, mortality net of reinsurance ceded and expense margins, and actual realized gain (loss) on investments. Past amortization amounts are adjusted when revisions are made to the estimates of current or future gross profits expected from a group of products. Policy lives for universal and variable universal life policies are estimated to be 30 years, based on the expected lives of the policies and are variable based on the inception of each policy for unit-linked policies. Policy lives for fixed and variable deferred annuities are 14 to 18 years for the traditional, long surrender charge period products and 8 to 10 years for the more recent short-term, or no surrender charge products. The front-end load annuity product has an assumed life of 25 years. Longer lives are assigned to those blocks that have demonstrated favorable experience.

Under FAS 60, acquisition costs for traditional life insurance products, which include whole life and term life insurance contracts are amortized over periods of 10 to 30 years on either a straight-line basis or as a level percent of premium of the related policies depending on the block of business. There are currently no deferred acquisition costs being amortized under FAS 60 for fixed and variable payout annuities.

For all FAS 97 and FAS 60 policies, amortization is based on assumptions consistent with those used in the development of the underlying policy form adjusted for emerging experience and expected trends.

Policy sales charges that are collected in the early years of an insurance policy have been deferred (referred to as "deferred front-end loads") and are amortized into income over the life of the policy in a manner consistent with that used for DAC. (See above for discussion of amortization methodologies.)

Benefits and Expenses.
Benefits and expenses for universal life-type and other interest-sensitive life insurance products include interest credited to policy account balances and benefit claims incurred during the period in excess of policy account balances. Interest crediting rates associated with funds invested in LNL's general account during 2001 through 2003 ranged from 4.0% to 7.0%. For traditional life, group health and disability income products, benefits and expenses, other than deferred acquisition costs, are recognized when incurred in a manner consistent with the related premium recognition policies.

Goodwill and Other Intangible Assets.
Prior to January 1, 2002, goodwill, as measured by the excess of the cost of acquired subsidiaries or businesses over the fair value of net assets acquired, was amortized using the straight-line method over periods of 20 to 40 years in accordance with the benefits expected to be derived from the acquisitions. Effective January 1, 2002, goodwill is not amortized, but is subject to impairment tests conducted at least annually.

Other intangible assets for acquired insurance businesses consist of the value of existing blocks of business (referred to as the "present value of in-force"). The present value of in-force is amortized over the expected lives of the block of insurance business in relation to the incidence of estimated profits expected to be generated on universal life, variable universal life and investment-type products acquired, (i.e., variable deferred annuities) and over the premium paying period for insurance products acquired, (i.e., traditional life insurance products). Amortization is based upon assumptions used in pricing the acquisition of the block of business and is adjusted for emerging experience. Accordingly, amortization periods and methods of amortization for present value of in-force vary depending upon the particular characteristics of the underlying blocks of acquired insurance business.

Prior to January 1, 2002, the carrying values of goodwill and other intangible assets were reviewed periodically for indicators of impairment in value that are other than temporary, including unexpected or adverse changes in the following: (1) the economic or competitive environments in which the company operates, (2) profitability analyses, (3) cash flow analyses, and (4) the fair value of the relevant subsidiary. If there was an indication of impairment then the cash flow method would be used to measure the impairment and the carrying value would be adjusted as necessary. However, effective

The Lincoln National Life Insurance Company

January 1, 2002, goodwill is subject to impairment tests conducted at least annually. Other intangible assets will continue to be reviewed periodically for indicators of impairment consistent with the policy that was in place prior to January 1, 2002.

Insurance and Investment Contract Liabilities.
The liabilities for future policy benefits and claim reserves for universal and variable universal life insurance policies consist of policy account balances that accrue to the benefit of the policyholders, excluding surrender charges. The liabilities for future insurance policy benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of policy issue. Interest assumptions for traditional direct individual life reserves for all policies range from 2.25% to 6.75% depending on the time of policy issue. The interest assumptions for immediate and deferred paid-up annuities range from 0.75% to 13.55%.

The liabilities for future claim reserves for the guaranteed minimum death benefit ("GMDB") feature on certain variable annuity contracts are a function of the net amount at risk ("NAR"), mortality, persistency and incremental death benefit mortality and expense assessments ("M&E") expected to be incurred over the period of time for which the NAR is positive. At any point in time, the NAR is the difference between the potential death benefit payable and the total variable annuity account values subject to the GMDB. At each quarterly valuation date, the GMDB reserves are calculated for every variable annuity contract with a GMDB feature based on projections of account values and NAR followed by the computation of the present value of expected NAR death claims using product pricing mortality assumptions less expected GMDB M&E revenue during the period for which the death benefit options are assumed to be in the money.

With respect to its insurance and investment contract liabilities, LNL continually reviews its: 1) overall reserve position; 2) reserving techniques and 3) reinsurance arrangements. As experience develops and new information becomes known, liabilities are adjusted as deemed necessary. The effects of changes in estimates are included in the operating results for the period in which such changes occur.

Reinsurance.
LNL enters into reinsurance agreements with other companies in the normal course of its business. Prior to the acquisition of LNL's reinsurance operations by Swiss Re in 2001, LNL assumed reinsurance from unaffiliated companies. The transaction with Swiss Re involved a series of indemnity reinsurance transactions combined with the sale of certain stock companies that comprised LNL's reinsurance operations. All reinsurance agreements, excluding Modco agreements, are reported on a gross basis. Modco agreements are reported net, since there is a right of offset.

Post-retirement Medical and Life Insurance Benefits.
LNL accounts for its post-retirement medical and life insurance benefits using the full accrual method.

Stock Based Compensation.
Effective January 1, 2003, LNL implemented the provisions of Statement of Financial Accounting Standards No. 123, "Accounting for Stock-Based Compensation," ("FAS 123") to expense the fair value of LNC stock options granted to LNL employees. On December 31, 2002, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure" ("FAS 148"), which provides alternative methods of transition for entities that change to the fair value method of accounting for stock-based employee compensation.

LNL adopted the retroactive restatement method under FAS 148 and restated all periods presented to reflect stock-based employee compensation cost under the fair value accounting method in FAS 123 for all employee awards granted, modified or settled in fiscal years beginning after December 15, 1994. See Note 2 for additional information.

Income Taxes.
LNL and eligible subsidiaries have elected to file consolidated federal and state income tax returns with LNC and certain LNC subsidiaries. Pursuant to an intercompany tax sharing agreement with LNC, LNL provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that LNL will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.

Reclassifications.
Certain amounts reported in prior years' consolidated financial statements have been reclassified to conform with the presentation adopted in the current year. These reclassifications have no effect on net income or shareholders' equity of the prior years.

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
2. Changes in Accounting Principles and Changes in Estimates


Accounting for Stock-Based Compensation -- Transition and Disclosure.
Effective January 1, 2003, LNL adopted the fair value recognition method of accounting for stock-based compensation under FAS 123 for stock options on LNC stock granted to LNL employees. LNL adopted the retroactive restatement method under FAS 148 which requires LNL to restate all prior periods presented to reflect stock-based employee compensation cost under the fair value accounting method in FAS 123 for all employee awards granted, modified or settled in fiscal years beginning after December 15, 1994. Prior to January 1, 2003, LNL accounted for stock options on LNC stock granted to its employees using the intrinsic value method of accounting under the recognition and measurement provisions of Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees" ("APB 25"), and related Interpretations. No stock-based compensation cost for stock options was reflected in previously reported results.

The effect of the accounting change on net income for 2002 and 2001 is as follows:

                                                    2002      2001
                                                  --------  --------
                                                     (in millions)
                                                  ------------------
          Net income (loss) as previously
           reported.............................. $   49.0  $  496.1
          Adjustment for effect of change in
           accounting principle that is applied
           retroactively, net of tax effects.....    (13.6)    (21.9)
                                                  --------  --------
          Net income (loss) as adjusted.......... $   35.4  $  474.2
                                                  ========  ========
          Retained earnings at December 31,
          Retained earnings as previously
           reported.............................. $3,583.7  $4,232.2
          Cumulative adjustment for effect of
           change in accounting principle that is
           applied retroactively, net of tax
           effects...............................     26.5      23.4
                                                  --------  --------
          Retained earnings as adjusted.......... $3,610.2  $4,255.6
                                                  ========  ========

Although LNL did not recognize compensation expense for stock options under the intrinsic value method of accounting in accordance with APB 25, a tax benefit was recognized in additional paid-in capital for stock options that were exercised through December 31, 2002. Because LNL elected not to restate periods prior to 2000 in the adoption of FAS 123, the tax benefit for options granted after December 31, 1994 and exercised prior to January 1, 2000 had to be determined under the fair value method and then compared to the tax benefit that was previously recorded in retained earnings upon exercise. As of January 1, 2000, a tax benefit was calculated under the fair value method for outstanding stock options granted after December 31, 1994 that vested prior to January 1, 2000. An adjustment of $6.4 million was made to increase retained earnings and the deferred tax asset as of January 1, 2000 for the adoption of FAS 123.

Accounting for Modified Coinsurance.
During the fourth quarter of 2003, LNL implemented FASB's Derivative Implementation Group Statement 133 Implementation Issue No. B36 ("DIG B36"). DIG B36 provides that the embedded derivatives included within Modco and CFW reinsurance agreements must be accounted for separately from the underlying reinsurance agreements.

The Lincoln National Life Insurance Company

The effective date for implementation of DIG B36 for LNL was the October 1, 2003 start date of the fourth quarter. The following table summarizes the various effects on shareholders' equity from the implementation of DIG B36 (in millions):

Notes Initial Adoption Shareholder's Equity Effect on October 1, 2003                       Pre-tax  After-tax
----- ---------------------------------------------------------------                       -------  ---------
      Recording of Embedded Derivative
 1A   Cumulative effect of accounting change............................................... $(363.9)  $(236.6)
 1B   Release of liability for unrealized investment gains.................................   342.8     222.8
                                                                                            -------   -------
      Total................................................................................   (21.1)    (13.8)
                                                                                            -------   -------
 2A   Gain on transfer of securities from available-for-sale to trading....................   342.9     222.9
 2B   Release of unrealized available-for-sale security gains in Other Comprehensive Income  (342.9)   (222.9)
                                                                                            -------   -------
      Total available for sale to trading adjustment.......................................      --        --
                                                                                            -------   -------
      Total effect on Shareholder's Equity from DIG B36 Implementation on October 1, 2003.. $ (21.1)  $ (13.8)
                                                                                            =======   =======

1A. At the time of adoption, LNL recorded a charge to net income as a cumulative effect of a change in accounting, representing the fair value of the embedded derivatives included in various Modco and CFW reinsurance agreements.

1B. In conjunction with recording the above charge in 1A. LNL also recorded an increase in Other Comprehensive Income relating to the fact that prior to the adoption of DIG B36 the net unrealized gains on the underlying available-for-sale securities supporting these reinsurance agreements had been accounted for as gains benefiting the reinsurance companies assuming the risks under these Modco and CFW reinsurance agreements.

2A. Concurrent with the initial recording of the embedded derivative associated with these reinsurance arrangements, LNL reclassified related available-for-sale securities to trading account classification.

2B. The previously recorded increases to shareholder's equity reported in Other Comprehensive Income as a result of the available-for-sale classification of these securities were reversed as part of the reclassification accounting.

During the fourth quarter of 2003 and going forward, changes in the fair value of the embedded derivative flow through net income, as do changes in the fair value of the trading securities, as represented by adjustments 3A and 3B in the table below. For the quarter ended December 31, 2003, the effect of the two new mark-to-market adjustments on net income was $4.0 million pre-tax ($2.6 million after-tax). The table below combines the trading account and embedded derivative mark-to-market accounting with the implementation effects discussed above to demonstrate the effects on the income statement for the quarter ended December 31, 2003 (in millions).

Notes Net Income Effect for the Quarter Ended December 31, 2003         Pre-tax  After-tax
----- ---------------------------------------------------------         -------  ---------
      Revenue
 3A   Trading account securities -- Change during fourth quarter....... $ (34.4)  $ (22.4)
 3B   Embedded derivative -- Change during fourth quarter..............    38.4      25.0
                                                                        -------   -------
      Net gain on Modco and CFW in fourth quarter......................     4.0       2.6
                                                                        -------   -------
      Gain on transfer of securities from available-for-sale to trading   342.9     222.9
                                                                        -------   -------
      Income before accounting changes.................................   346.9     225.5
      Cumulative effect of accounting change...........................  (363.9)   (236.6)
                                                                        -------   -------
      Net Income....................................................... $ (17.0)  $ (11.1)
                                                                        =======   =======

As indicated in the above tables, the implementation of DIG B36 resulted in an initial decrease to shareholder's equity and the ongoing accounting of DIG B36 will continue to give rise to ongoing gains and losses flowing through net income as the embedded derivative and trading account securities are continuously marked to market.

These adjustments do not net to zero in any one particular accounting period due to the fact that not all of the invested assets supporting these Modco and CFW reinsurance agreements were available-for-sale securities that could be reclassified to trading securities, and not all Modco and CFW reinsurance agreements have segregated portfolios of securities that can be classified as trading. However, it is important to note that these differences in net income will reverse over the term of the underlying Modco and CFW reinsurance agreements, reflecting the fact that the new accounting for the embedded derivatives prescribed in DIG B36 changes the timing of the recognition of income under these Modco and CFW reinsurance agreements but does not change the total amount of earnings that will ultimately be reported over the life of these agreements.

Accounting for Variable Interest Entities.
In January 2003, the FASB issued initial guidance under Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN 46"), which requires the consolidation of variable interest entities ("VIE") by an enterprise if that enterprise has a variable interest

The Lincoln National Life Insurance Company that will absorb a majority of the VIE's expected losses if they occur, receive a majority of the entity's expected residual returns if they occur, or both. If one enterprise will absorb a majority of a VIE's expected losses and another enterprise will receive a majority of that VIE's expected residual returns, the enterprise absorbing a majority of the losses shall consolidate the VIE. A VIE is an entity in which no equity investors have the characteristics of a controlling financial interest or have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. The FASB significantly modified several key aspects of the rules in a revised interpretation issued in December 2003. LNL adopted the final FIN 46 rules on December 31, 2003.

LNL identified certain partnership investments that required consolidation under the requirements of FIN 46. LNL consolidated these partnerships at December 31, 2003 with no material effect to either financial condition or results of operations.

Statement of Accounting Position 03-1.

In July 2003, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("the SOP"). LNL will adopt the SOP as of January 1, 2004.

The SOP provides guidance related to the reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits, such as GMDB, and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, the SOP addresses the presentation and reporting of separate accounts, the capitalization and amortization of sales inducements, and secondary guarantees on universal-life type contracts.

GMDB Reserves. Although there was no method prescribed under generally accepted accounting principles for GMDB reserving until the issuance of the SOP, LNL's Retirement segment has been recording a reserve for GMDB's. At December 31, 2003 LNL's GMDB reserve was $46.4 million. Based upon a comparison of the requirements of the SOP to LNL's established practice of reserving for GMDB, the adoption of the GMDB reserving methodology under the SOP is not expected to have a material effect on LNL's financial statements.

Sales Inducements. LNL's Retirement segment variable annuity product offerings include contracts that offer a bonus credit, typically ranging from 2% to 5% of each deposit. LNL also offers enhanced interest rates to variable annuity contracts that are under dollar cost averaging ("DCA") funding arrangements. Bonus credits and excess DCA interest are considered sales inducements under the SOP and, as such, are to be deferred as a sales inducement asset and amortized as a benefit expense over the expected life of the contract. Amortization will be computed using the same methodology and assumptions used in amortizing DAC.

LNL currently defers bonus credits as part of the DAC asset and reports the amortization of bonus credits as part of DAC amortization. Upon adoption of the SOP, LNL will reclassify bonus credits from DAC to deferred sales inducements on its balance sheet and report deferred sales inducement amortization as part of benefit expense. Prior period balance sheet and income statement line item presentation will be reclassified to conform to the new basis of presentation.

LNL currently reports excess DCA interest as benefit expense when the excess interest is earned under the contract. Upon adoption of the SOP, LNL will begin deferring excess DCA interest as deferred sales inducements and amortizing these deferred sales inducements as benefit expense over the expected life of the contract. Amortization will be calculated using the same methodology and assumptions used in amortizing DAC. While over the long run the same amount of excess DCA interest expense will emerge under the SOP as under LNL's current accounting method, because of the prospective treatment of new deferred sales inducements, LNL expects earnings to be slightly higher under the SOP, relative to LNC's current approach, for near term financial reporting periods. For instance, had the rules for excess DCA interest expense under the SOP been in effect for 2003, LNL estimates that Lincoln Retirement would have reported increased earnings of about $6 million after-tax. The actual effect on LNL's results in future periods will depend upon the volume of business written with excess DCA interest.

Separate Accounts. LNL's current accounting is consistent with the provisions of the SOP relating to the reporting and measuring of separate account product assets and liabilities as general account assets and liabilities when specific criteria are not met, as well as for the reporting and measuring seed money in separate accounts as general account assets, and for recognizing contractholder liabilities. The adoption of these provisions of the SOP are expected to have no effect on LNL's financial statements.

Universal Life Contracts. LNL's Life Insurance segment offers individual and survivor-life universal life insurance products that provide a secondary guarantee to the contract holder, commonly referred to as a no-lapse guarantee. This feature permits a policy that would normally terminate, if the net cash value were to fall below zero, to remain in force as long as the conditions of the no-lapse provision are met. LNL's analysis of this benefit indicates that this feature should be considered insignificant, as newly defined by the SOP. In general, LNL does not expect to record an additional liability for its current secondary guarantee offerings. However, in the event that an additional liability is required under the SOP for certain of LNL's current secondary guarantee features, LNL would not expect the adoption of the SOP to have a material effect on its financial statements.

LNL understands that throughout the life insurance industry a wide variety of interpretations and approaches to the application of the SOP to fixed and variable universal life contracts have recently begun to emerge. Industry-wide concern over this inconsistency in interpretation has become so great that

The Lincoln National Life Insurance Company on February 18, 2004 the American Council of Life Insurers ("ACLI") submitted a letter on behalf of the industry to the Chairman of AcSEC, requesting a delay of the effective date for the SOP, as it applies to universal life insurance, until such time that guidance for these implementation matters can be made available. If AcSEC decides to address these industry-wide concerns and issue new guidance, LNL's current estimates of the expected effects of the adoption of the SOP could change.

Other Products and Riders. LNL continues to review the features and characteristics of other products and riders offered within its Retirement and Life Insurance segments, and to evaluate the potential applicability of the SOP to these other products and riders. With respect to the other products and riders that are the subject of this ongoing review, LNL does not currently expect that the adoption of the SOP should have a material effect on LNL's financial statements.

FASB Financial Staff Position No. FAS--106-1 Medicare Prescription Drug Improvement and Modernization Act of 2003.
In December 2003, the Medicare Prescription Drug Improvement and Modernization Act of 2003 ("the Medicare Act") became law. Beginning in 2006, the Medicare Act provides various alternatives that could result in an offset to some portion of the costs of prescription drug benefits provided to retirees. In January 2004, the staff of the FASB issued Financial Staff Position No. FAS 106-1 ("FSP 106-1"), which permits a sponsor of a post-retirement health care plan that provides retiree prescription drug benefits to make a one-time election to defer accounting for the effects of the Act.

There are several uncertainties that exist as to the eventual effects of the Medicare Act on the cost of the prescription drug benefits currently included in medical benefit plan that LNC maintains for its retired employees (including retired employees of LNL). These uncertainties include various administrative components related to the Medicare Act that have yet to be developed, the potential for significant legislative changes to the Medicare Act prior to its implementation in 2006, and the interrelated effects that the existence of various cost containment measures currently included within LNC's retiree medical benefit plans may have under the new legislation. However, regardless of the outcome of these various uncertainties, LNL does not currently expect that the Medicare Act would have a material affect on future net income for LNL due to the cost containment measures already in place under LNC's retiree medical benefit plans.

Due to these uncertainties and expected immaterial impact, LNL has elected to defer accounting for the effects of the Medicare Act. Having made this deferral election, FSP 106-1 prohibits LNL from accounting for the effects of the Medicare Act until such time as either final FASB guidance is issued or a significant event occurs that would require a remeasurement of plan assets and obligations. Accordingly, the measures of accumulated post-retirement benefit obligation and periodic post-retirement benefit cost in LNL's financial statements for the year ended December 31, 2003 do not reflect the effects of the Medicare Act.

Change in Estimate for Disability Income and Personal Accident Reinsurance Reserves.
As a result of developments and information received in the third quarter of 2003 relating to personal accident matters, LNL increased reserves on this exited business by $20.9 million after-tax ($32.1 million pre-tax) with a corresponding increase in reinsurance recoverable from Swiss Re and in the deferred gain. As a result of developments and information obtained during 2002 relating to personal accident matters, LNL increased reserves by $184.1 million after-tax ($283.2 million pre-tax). After giving affect to LNL's $100 million indemnification obligation to Swiss Re, LNL recorded a $119.1 million after-tax ($183.2 million pre-tax) increase in reinsurance recoverable from Swiss Re with a corresponding increase in the deferred gain. (See Note 11 for further explanation of LNL's Reinsurance transaction with Swiss Re.)

Accounting for Costs Associated with Exit or Disposal Activities.
In June 2002, the FASB issued Statement of Financial Accounting Standards No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" ("FAS 146"), which addresses financial accounting and reporting for costs associated with exit or disposal activities and nullifies Emerging Issues Task Force Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Action (including Certain Costs Incurred in a Restructuring)" ("Issue 94-3"). The principal difference between FAS 146 and Issue 94-3 is that FAS 146 requires that a liability for a cost associated with an exit or disposal activity be recognized when the liability is incurred, rather than at the date of an entity's commitment to an exit plan. FAS 146 is effective for exit or disposal activities after December 31, 2002. LNL adopted FAS 146 on January 1, 2003, and the adoption affects the timing of when expense is recognized for restructuring activities after December 31, 2002. See Note 12 for information on Restructuring charges.

Accounting for the Impairment or Disposal of Long-lived Assets.
LNL adopted Statement of Financial Accounting Standards No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets" on January 1, 2002. The effect of adoption was immaterial.

Accounting for Business Combinations and Goodwill and Other Intangible Assets. LNL adopted Statements of Financial Accounting Standards No. 141, "Business Combinations" ("FAS 141"), and No. 142, "Goodwill and Other Intangible Assets" ("FAS 142") on January 1, 2002. After consideration of the provisions of the new standards regarding proper classification of goodwill and other intangible assets on the consolidated balance sheet, LNL did not reclassify any goodwill or other intangible balances held as of January 1, 2002.

In compliance with the transition provision of FAS 142, LNL completed the first step of the transitional goodwill impairment test during the second quarter of 2002. The valuation techniques used by LNL to estimate the fair value of the group

The Lincoln National Life Insurance Company of assets comprising the different reporting units varied based on the characteristics of each reporting unit's business and operations. A discounted cash flow model was used to assess the goodwill of the reporting units within LNL's Lincoln Retirement and Life Insurance. The results of the first step of the tests indicate that LNL does not have impaired goodwill. In accordance with FAS 142, LNL has chosen October 1 as its annual review date. As such, LNL performed annual valuation reviews during the fourth quarter of 2003 and 2002. The results of the tests performed as of October 1, 2003 and 2002 indicate that LNL does not have impaired goodwill.

As a result of the application of the non-amortization provisions of the new standards, LNL had an increase in net income of $24.9 million for the year ended December 31, 2002.

The reconciliation of reported net income to adjusted net income is as follows:

                                                      Year Ended
                                                   December 31, 2001
                                                  -------------------
                                                  (in millions except
                                                  per share amounts)
                                                  -------------------
          Reported Net Income....................       $474.2
          Add back: Goodwill Amortization (after-
           tax)..................................         26.5
                                                        ------
          Adjusted Net Income....................       $500.7
                                                        ======

The consolidated carrying value of goodwill changes as a result of acquisitions. During the 2002, goodwill for the Retirement segment increased as a result of the acquisition of The Administrative Management Group, Inc. ("AMG"). Total purchased goodwill in 2002 from the acquisition was $20.2 million. (see Note 11).

Change in Estimate of Premium Receivables on Certain Client-Administered Individual Life Reinsurance.
During the first quarter of 2001, LNL's former Reinsurance segment refined its estimate of due and unpaid premiums on its client-administered individual life reinsurance business. As a result of the significant growth in the individual life reinsurance business in years prior to 2001, the Reinsurance segment initiated a review of the block of business in the last half of 2000. An outgrowth of that analysis resulted in a review of the estimation of premiums receivable for due and unpaid premiums on client-administered business. During the first quarter of 2001, the Reinsurance segment completed the review of this matter, and concluded that enhanced information flows and refined actuarial techniques provided a basis for a more precise estimate of premium receivables on this business. As a result, the Reinsurance segment recorded income of $25.5 million ($39.3 million pre-tax) related to periods prior to 2001.

Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets.
On April 1, 2001, LNL adopted Emerging Issues Task Force Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" ("EITF 99-20"). EITF
99-20 was effective for fiscal quarters beginning after March 15, 2001. EITF 99-20 changed the manner in which LNL determined impairment of certain investments including collateralized bond obligations. Upon the adoption of EITF 99-20, LNL recognized a net realized loss on investments of $11.3 million after-tax ($17.3 million pre-tax) reported as a cumulative effect of change in accounting principle. In arriving at this amount, deferred acquisition costs of $12.2 million were restored and netted against net realized loss on investments.

Accounting for Derivative Instruments and Hedging Activities.
Effective January 1, 2001, LNL adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133") on a prospective basis. The transition adjustments that LNL recorded upon adoption of FAS 133 on January 1, 2001 resulted in a net loss of $4.3 million after-tax ($6.6 million pre-tax) recorded in net income, and a net gain of $17.6 million after-tax ($27.1 million pre-tax) recorded as a component of Other Comprehensive Income ("OCI") in equity. Deferred acquisition costs of $4.8 million were restored and netted against the transition loss on derivatives recorded in net income and deferred acquisition costs of $18.3 million were amortized and netted against the transition gain recorded in OCI. A portion of the transition adjustment ($3.5 million after-tax) recorded in net income upon adoption of FAS 133 was reclassified from the OCI account, Net Unrealized Gain on Securities Available-for-Sale. These transition adjustments were reported in the financial statements as a cumulative effect of a change in accounting principle.

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
3. Investments

The amortized cost, gross unrealized gain and loss, and fair value of securities available-for-sale are as follows:

                                             Amortized Cost  Gains    Losses  Fair Value
                                             -------------- -------- -------  ----------
                                                            (in millions)
                                             -------------------------------------------
December 31, 2003:
  Corporate bonds...........................   $23,414.0... $1,689.5 $(169.6) $24,933.9.
  U.S. Government bonds.....................       196.4...      9.3    (0.2)     205.5.
  Foreign government bonds..................       820.8...     42.2   (13.4)     849.6.
  Asset and mortgage-backed securities:
    Mortgage pass-through securities........       460.6...     15.2    (1.4)     474.4.
    Collateralized mortgage obligations.....     2,419.3...     66.8    (9.2)   2,476.9.
    Commercial mortgage backed securities...     1,946.6...    118.6   (13.1)   2,052.1.
    Other asset-backed securities...........       152.3...      6.0    (0.5)     157.8.
  State and municipal bonds.................       143.5...      5.3    (0.5)     148.3.
  Redeemable preferred stocks...............        53.7...     10.5    (0.1)      64.1.
                                               ---------    -------- -------  ---------
Total fixed maturity securities.............    29,607.2...  1,963.4  (208.0)  31,362.6.
Equity securities...........................       128.6...     19.0    (0.4)     147.2.
                                               ---------    -------- -------  ---------
Total.......................................   $29,735.8... $1,982.4 $(208.4) $31,509.8.
                                               =========    ======== =======  =========
December 31, 2002:
  Corporate bonds...........................   $23,690.5... $1,797.3 $(630.8) $24,857.0.
  U.S. Government bonds.....................       400.7...    104.7    (2.3)     503.1.
  Foreign government bonds..................       783.4...     40.8   (25.7)     798.5.
  Asset and mortgage-backed securities:
    Mortgage pass-through securities........       704.2...     26.3    (1.8)     728.7.
    Collateralized mortgage obligations.....     2,084.4...    113.9    (0.4)   2,197.9.
    Commercial mortgage backed securities...     1,686.9...    137.2   (11.9)   1,812.2.
    Other asset-backed securities...........       212.4...     12.6    (0.5)     224.5.
  State and municipal bonds.................       106.0...      5.0    (0.1)     110.9.
  Redeemable preferred stocks...............        77.8...      1.5    (1.2)      78.1.
                                               ---------    -------- -------  ---------
Total fixed maturity securities.............    29,746.3...  2,239.3  (674.7)  31,310.9.
Equity securities...........................       196.7...     19.4    (8.3)     207.8.
                                               ---------    -------- -------  ---------
Total.......................................   $29,943.0... $2,258.7 $(683.0) $31,518.7.
                                               =========    ======== =======  =========

The Lincoln National Life Insurance Company

Future maturities of fixed maturity securities available-for-sale are as follows:

                                             Amortized Cost Fair Value
                                             -------------- ----------
                                                   (in millions)
                                             -------------------------
         December 31, 2003
           Due in one year or less..........   $   564.8... $   577.5.
           Due after one year through five
            years...........................     6,518.3...   6,908.5.
           Due after five years through ten
            years...........................     9,086.4...   9,696.6.
           Due after ten years..............     8,458.9...   9,018.8.
           Subtotal.........................    24,628.4...  26,201.4.
           Asset and mortgage-backed
            securities......................     4,978.8...   5,161.2.
                                               ---------    ---------
           Total............................   $29,607.2... $31,362.6.
                                               =========    =========

The foregoing data is based on stated maturities. Actual maturities will differ in some cases because borrowers may have the right to call or pre-pay obligations.

Par value, amortized cost and estimated fair value of investments in asset/mortgage-backed securities summarized by interest rates of the underlying collateral are as follows:

                               Par Value Amortized Cost Fair Value
                               --------- -------------- ----------
                                          (in millions)
                               -----------------------------------
             December 31, 2003
               Below 6%....... $2,237.3     $1,589.1     $1,597.6
               6%-7%..........  1,314.5      1,320.6      1,365.3
               7%-8%..........  1,515.3      1,529.6      1,626.3
               Above 8%.......    546.8        539.5        572.0
                               --------     --------     --------
               Total.......... $5,613.9     $4,978.8     $5,161.2
                               ========     ========     ========

The quality ratings of fixed maturity securities available-for-sale are as follows:

                                         December 31, 2003
                                       Fair Value  % of Total
                                       ----------  ----------
                                       (in millions except %)
                                       --------------------
                    Treasuries and AAA $ 6,742.5      21.5%
                      AA..............   1,843.7       5.9
                      A...............   9,513.6      30.3
                      BBB.............  10,971.9      35.0
                      BB..............   1,441.8       4.6
                      Less than BB....     849.1       2.7
                                       ---------     -----
                      Total........... $31,362.6     100.0%
                                       =========     =====

The major categories of net investment income are as follows:

                                          Year Ended December 31
                                          2003     2002     2001
                                        -------- -------- --------
                                              (in millions)
                                        --------------------------
              Fixed maturity securities $2,030.1 $2,030.3 $2,008.4
              Equity securities........      9.2     10.1      9.7
              Trading securities.......     41.2       --       --
              Mortgage loans on real
               estate..................    337.9    356.3    373.9
              Real estate..............     42.0     45.8     48.1
              Policy loans.............    122.5    133.6    124.3
              Invested cash............      5.3     30.4     63.5
              Other investments........     47.6     18.8     67.5
                                        -------- -------- --------
              Investment revenue.......  2,635.8  2,625.3  2,695.4
              Investment expense.......     95.7     92.2    112.1
                                        -------- -------- --------
              Net investment income.... $2,540.1 $2,533.1 $2,583.3
                                        ======== ======== ========

Trading securities at fair value retained in connection with Modco and CFW reinsurance arrangements, consisted of the following:

                                                            2003
                                                        -------------
                                                        (in millions)
                                                        -------------
           Year Ended December 31
             Corporate bonds...........................   $2,171.2
             U.S. Government bonds.....................      285.9
             Foreign government bonds..................       46.5
             Asset and mortgage-backed securities:
               Mortgage pass-through securities........       18.9
               Collateralized mortgage obligations.....      110.8
               Commercial mortgage backed securities...      123.1
               Other asset-backed securities...........        9.7
             State and municipal bonds.................       16.5
             Redeemable preferred stocks...............        1.7
                                                          --------
           Total fixed maturity securities.............    2,784.3
           Equity securities...........................        2.2
                                                          --------
           Total.......................................   $2,786.5
                                                          ========

The Lincoln National Life Insurance Company

The detail of the realized loss on investments and derivative instruments is as follows:

                                            Year Ended December 31
                                            2003     2002     2001
                                          -------  -------  -------
                                                (in millions)
                                          -------------------------
            Fixed maturity securities
             available-for-sale
              Gross gain................. $ 333.7  $ 163.8  $ 163.4
              Gross loss.................  (353.7)  (578.5)  (421.1)
            Equity securities
             available-for-sale
              Gross gain.................    25.4     11.8     13.4
              Gross loss.................    (4.4)   (22.2)    (5.7)
            Other investments............    28.1     27.2     39.8
            Associated (amortization)
             restoration of deferred
             acquisition costs and
             provision for
             policyholder commitments....   (32.8)   143.2    106.9
            Investment expenses..........    (9.9)    (9.3)    (9.0)
                                          -------  -------  -------
            Total Investments............   (13.6)  (264.0)  (112.3)
            Derivative Instruments net of
             associated (amortization)
             restoration of deferred
             acquisition costs...........    (2.5)     1.2     (9.2)
                                          -------  -------  -------
            Total Investments and
             Derivative Instruments...... $ (16.1) $(262.8) $(121.5)
                                          =======  =======  =======

Provisions (credits) for write-downs and net changes in allowances for loss, which are included in the realized loss on investments and derivative instruments shown above, are as follows:

                                            Year Ended December 31
                                             2003    2002   2001
                                            ------  ------ ------
                                                (in millions)
                                            ---------------------
              Fixed maturity securities
               available-for-sale.......... $248.8  $296.6 $237.2
              Equity securities
               available-for-sale..........    3.4    21.4   15.7
              Mortgage loans on real estate    5.6     9.7   (2.7)
              Real estate..................    4.1      --    0.7
              Other long-term investments..     --     6.4    0.9
              Guarantees...................   (0.3)     --     --
                                            ------  ------ ------
              Total........................ $261.6  $334.1 $251.8
                                            ======  ====== ======

The portion of the market adjustment for trading securities and the corresponding market adjustment for the reinsurance embedded derivative related to trading securities at December 31, 2003 was $307.7 million.

The change in unrealized appreciation (depreciation) on investments in fixed maturity and equity securities available-for-sale is as follows:

                                         Year Ended December 31
                                          2003    2002    2001
                                         ------ -------- ------
                                              (in millions)
                                         ----------------------
               Fixed maturity securities $190.8 $1,219.5 $319.7
               Equity securities........    7.6     13.0  (16.6)
                                         ------ -------- ------
               Total.................... $198.4 $1,232.5 $303.1
                                         ====== ======== ======

The Lincoln National Life Insurance Company

For total traded and private securities held by LNL at December 31, 2003 that are in unrealized loss status, the fair value, amortized cost, unrealized loss and total time period that the security has been in an unrealized loss position are presented in the table below.

                                                            % Fair Amortized  % Amortized Unrealized % Unrealized
                                                 Fair Value Value    Cost        Cost        Loss        Loss
                                                 ---------- ------ ---------- ----------- ---------- ------------
                                                                          (000s omitted)
                                                 ---------------------------------------------------------------
2003
(less or =) 90 days                              $1,903,720  41.1% $1,923,778     39.8%   $ (20,058)      9.6%
(greater than) 90 days but (less or =) 180 days   1,166,033  25.2%  1,200,729     24.8%     (34,696)     16.7%
(greater than) 180 days but (less or =) 270 days    504,125  10.9%    531,547     11.0%     (27,423)     13.2%
(greater than) 270 days but (less or =) 1 year      141,837   3.1%    147,013      3.0%      (5,176)      2.5%
(greater than) 1 year                               915,577  19.8%  1,036,570     21.4%    (120,992)     58.1%
                                                 ---------- -----  ----------    -----    ---------     -----
Total                                            $4,631,292 100.0% $4,839,637    100.0%   $(208,345)    100.0%
                                                 ========== =====  ==========    =====    =========     =====

Securities available-for-sale that were deemed to have declines in fair value that were other than temporary were written down to fair value. The fixed maturity securities to which these write-downs apply were generally of investment grade at the time of purchase, but were subsequently downgraded by rating agencies to "below-investment grade." Factors considered by LNL in determining whether declines in the fair value of fixed maturity securities are other than temporary include 1) the significance of the decline, 2) LNL's ability and intent to retain the investment for a sufficient period of time for it to recover, 3) the time period during which there has been a significant decline in value, and 4) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer. Based upon these factors, securities that have indications of potential impairment are subject to intensive review. Where such analysis results in a conclusion that declines in fair values are other than temporary, the security is written down to fair value. See Note 8 (Fair Value of Financial Instruments) to the consolidated financial statements for a general discussion of the methodologies and assumptions used to determine estimated fair values.

The balance sheet captions, "Real Estate" and "Property and Equipment," include allowances for depreciation as follows:

                                             December 31
                                              2003   2002
                                             ------  -----
                                             (in millions)
                                             ------------
                      Real estate........... $ 22.0  $41.0
                      Property and equipment  100.9   86.5

Impaired mortgage loans along with the related allowance for losses are as follows:

                                                       December 31
                                                      (in millions)
                                                     --------------
            Impaired loans with allowance for losses $120.2  $ 72.3
            Allowance for losses....................  (17.5)  (11.9)
                                                     ------  ------
            Net impaired loans...................... $102.7  $ 60.4
                                                     ======  ======

The allowance for losses is maintained at a level believed adequate by LNL to absorb estimated probable credit losses. LNL's periodic evaluation of the adequacy of the allowance for losses is based on LNL's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans that may be susceptible to significant change.

A reconciliation of the mortgage loan allowance for losses for these impaired mortgage loans is as follows:

                                               Year Ended December 31
                                                2003     2002   2001
                                               ------   -----  -----
                                                   (in millions)
                                               --------------------
            Balance at beginning-of-year...... $ 11.9   $ 2.2  $ 4.9
            Provisions for losses.............   16.4    12.7    0.7
            Releases due to principal paydowns  (10.8)   (3.0)  (3.4)
                                               ------   -----  -----
            Balance at end-of-year............ $ 17.5   $11.9  $ 2.2
                                               ======   =====  =====

The Lincoln National Life Insurance Company

The average recorded investment in impaired mortgage loans and the interest income recognized on impaired mortgage loans were as follows:

                                               Year Ended December 31
                                               2003    2002    2001
                                                -----   -----  -----
                                                 (in millions)
                                               ----------------------
                Average recorded investment in
                 impaired loans............... $72.6   $54.0   $25.0
                Interest income recognized on
                 impaired loans...............   8.1     5.6     3.0

All interest income on impaired mortgage loans was recognized on the cash basis of income recognition.

As of December 31, 2003, LNL had no mortgage loans on non-accrual status compared with $1.8 million at December 31, 2002. As of December 31, 2003 and 2002, LNL had no mortgage loans past due 90 days and still accruing.

As of December 31, 2003 and 2002, LNL had restructured mortgage loans of $63.6 million and $4.6 million, respectively. LNL recorded $4.7 million and $0.4 million of interest income on these restructured mortgage loans in 2003 and 2002, respectively. Interest income in the amount of $5.8 million and $0.4 million would have been recorded on these mortgage loans according to their original terms in 2003 and 2002, respectively. As of December 31, 2003 and 2002, LNL had no outstanding commitments to lend funds on restructured mortgage loans.

As of December 31, 2003 and 2002, LNL's investment commitments for fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate were $578.2 million and $558.9 million, respectively. As of December 31, 2003 and 2002, this includes $205.8 million and $168.1 million, respectively, of standby commitments to purchase real estate upon completion and leasing.

The carrying value of fixed maturity securities available-for-sale, mortgage loans on real estate and real estate investments which were non-income producing totaled $132.1 and $34.8 million at December 31, 2003 and 2002, respectively.

During the third quarter of 2003, LNL completed a securitization of commercial mortgage loans. In the aggregate, the loans had a fair value of $182.2 million and a carrying value of $167.3 million. LNL received $182.2 million from the trust for the sale of the loans. A recourse liability was not recorded since LNL is not obligated to repurchase any loans from the trust that may later become delinquent. Servicing fees of $0.03 million were received in 2003. The transaction was hedged with interest rate swaps to lock in the value of the loans. LNL recorded a gain on the hedge of $7.8 million pre-tax and a realized gain on the sale of $14.9 million pre-tax resulting in a total gain of $22.7 million pre-tax. LNL did not retain an interest in the securitized assets.


--------------------------------------------------------------------------------
4. Federal Income Taxes


The Federal income tax expense (benefit) is as follows:

                                           Year Ended December 31
                                           2003    2002     2001
                                          ------ -------  -------
                                               (in millions)
                                          -----------------------
              Current.................... $ 31.5 $(140.4) $ 456.1
              Deferred...................  213.4    41.5   (311.6)
                                          ------ -------  -------
              Total tax expense (benefit) $244.9 $ (98.9) $ 144.5
                                          ====== =======  =======

The effective tax rate on pre-tax income (loss) from continuing operations is lower than the prevailing corporate Federal income tax rate. A reconciliation of this difference is as follows:

                                           Year Ended December 31
                                            2003    2002    2001
                                           ------  ------  ------
                                                (in millions)
                                           ----------------------
             Tax rate times pre-tax income $323.1  $(22.2) $222.0
             Effect of:
               Tax-preferred investment
                income....................  (49.7)  (46.6)  (67.3)
               Tax credits................  (19.1)  (17.7)  (17.1)
               Goodwill...................     --      --     7.7
               Other items................   (9.4)  (12.4)   (0.8)
                                           ------  ------  ------
             Provision for income taxes... $244.9  $(98.9) $144.5
             Effective tax rate...........     27%    N/M      23%
                                           ======  ======  ======

The effective tax rate is a ratio of tax expense over pre-tax income. Since the pre-tax (loss) of $63.4 million resulted in a tax benefit of $98.9 million in 2002, the effective tax rate was not meaningful.

The Federal income tax asset (liability) is as follows:

                                                       December 31
                                                       2003    2002
                                                      ------  ------
                                                      (in millions)
                                                      --------------
           Current................................... $(19.7) $ 92.8
           Deferred..................................  (17.2)  121.8
                                                      ------  ------
           Total Federal income tax asset (liability) $(37.0) $214.6
                                                      ======  ======

The Lincoln National Life Insurance Company

Significant components of LNL's deferred tax assets and liabilities are as follows:

                                                      December 31
                                                     2003      2002
                                                  ---------  --------
                                                     (in millions)
                                                  -------------------
           Deferred tax assets:
             Insurance and investment contract
              liabilities........................  $1,220.8  $1,251.2
             Reinsurance deferred gain...........     321.6     397.5
             Net operating loss carryforwards....      41.1      80.1
             Modco/CFW embedded derivative.......     114.6        --
             Post-retirement benefits other than
              pensions...........................       9.5      27.1
             Compensation related................      52.7      76.1
             Ceding commission asset.............      14.8      16.7
             Other...............................     181.3     227.5
                                                  ---------  --------
           Total deferred tax assets.............   1,956.4   2,076.2
                                                  =========  ========
           Deferred tax liabilities:
             Deferred acquisition costs..........     607.3     527.5
             Investment related..................     251.8     201.5
             Net unrealized gain on securities
              available-for-sale.................     643.1     592.1
             Trading security gains..............     107.8        --
             Present value of business in-force..     322.6     354.5
             Other...............................      41.0     278.8
                                                  ---------  --------
           Total deferred tax liabilities........   1,973.6   1,954.4
                                                  =========  ========
           Net deferred tax asset (liability).... $   (17.2) $  121.8
                                                  =========  ========

The company and its affiliates are part of a consolidated Federal income tax filing with LNC. Net cash received for Federal income taxes in 2003 was $77.9 million due to the carry back of 2002 tax losses. Cash paid for Federal income taxes in 2002 and 2001 was $396.5 million and $58.2 million, respectively.

LNL is required to establish a valuation allowance for any gross deferred tax assets that are unlikely to reduce taxes payable in future years' tax returns. At December 31, 2003 and 2002, LNL concluded that it was more likely than not that all gross deferred tax assets will reduce taxes payable in future years. Accordingly, no valuation allowance was necessary at December 31, 2003 and 2002.

At December 31, 2003, LNL had net capital loss carryforwards for Federal income tax purposes of $117.6 million that will expire in 2007. The net capital loss carryforwards can be used to offset capital gains of any affiliate in future LNL consolidated U.S. tax returns filed by its common parent. Accordingly, LNL believes that it is more likely than not that the capital losses will be fully utilized within the allowable carryforward period.

Under prior Federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "Policyholders' Surplus." At December 31, 2003, LNL has approximately $196.0 million of untaxed "Policyholders' Surplus" on which no payment of Federal income taxes will be required unless it is distributed as a dividend, or under other specified conditions. Barring the passage of unfavorable tax legislation, LNL does not believe that any significant portion of the account will be taxed in the foreseeable future. Accordingly, no deferred tax liability has been recognized relating to LNL's Policyholders' Surplus balance. If the entire Policyholders' Surplus balance became taxable at the current Federal rate, the tax would be approximately $68.6 million.

The LNC consolidated return group has been identified by the Internal Revenue Service ("IRS") as a coordinated industry taxpayer requiring annual audits. The audits from tax years through 1995 have been completed and these years are closed. LNC and its affiliates are currently under audit by IRS for years 1996-2002. LNL does not anticipate that any adjustments that might result from such audits would be material to LNL's consolidated results of operations or financial condition.

The Lincoln National Life Insurance Company

5. Supplemental Financial Data


Reinsurance transactions included in the income statement captions, "Insurance Premiums" and "Insurance Fees", are as follows:

                                           Year Ended December 31
                                          2003*    2002*     2001*
                                         -------  -------  --------
                                                (in millions)
                                         --------------------------
            Insurance assumed........... $   1.0  $   1.1  $1,425.4
            Insurance ceded.............  (250.9)  (233.1)   (993.9)
                                         -------  -------  --------
            Net reinsurance premiums and
             fees....................... $(249.9) $(232.0) $  431.5
                                         =======  =======  ========

--------
*The reinsurance activity for the year ended December 31, 2001 includes the activity of the former Reinsurance segment for the eleven months ended November 30, 2001 and the activity related to the indemnity reinsurance transaction with Swiss Re for the one month ended December 31, 2001. The reinsurance activity for 2003 and 2002 excludes activity related to the indemnity reinsurance transaction with Swiss Re.

The income statement caption, "Benefits," is net of reinsurance recoveries of $0.6 billion in each of the years ended December 31, 2003, 2002 and 2001, respectively.

A roll forward of the balance sheet account, "Deferred Acquisition Costs," is as follows:

                                                  Year Ended December 31
                                                    2003        2002
                                                   --------   --------
                                                     (in millions)
                                                  ---------------------
           Balance at beginning-of-year.......... $2,373.2    $2,267.0
           Deferral..............................    655.3       622.4
           Amortization..........................   (280.6)     (296.7)
           Adjustment related to realized gains
            (losses) on securities available-for-
            sale.................................    (50.2)      115.0
           Adjustment related to unrealized gains
            on securities available-for-sale.....   (126.0)     (338.5)
           Other.................................       --         4.0
                                                   --------   --------
           Balance at end-of-year................ $2,571.7    $2,373.2
                                                   ========   ========

Realized loss on investments and derivative instruments on the Statements of Income for the year ended December 31, 2003, 2002 and 2001 are net of amounts restored or (amortized) against deferred acquisition costs of $(50.2) million, $115.0 million and $112.9 million, respectively. In addition, realized gains and losses for the year ended December 31, 2003, 2002 and 2001 are net of adjustments made to policyholder reserves of $18.0 million, $25.6 million and $10.6 million, respectively. LNL has either a contractual obligation or has a consistent historical practice of making allocations of investment gains or losses to certain policyholders and to certain reinsurance arrangements.

Details underlying the income statement caption, "Underwriting, Acquisition, Insurance and Other Expenses," are as follows:

                                          Year Ended December 31
                                         2003      2002      2001
                                       --------  --------  --------
                                               (in millions)
                                       ----------------------------
            Commissions............... $  572.3  $  566.7  $  812.3
            Other volume related
             expenses.................    328.4     264.2     191.4
            Operating and
             administrative expenses..    624.4     664.0     830.1
            Deferred acquisition costs
             net of amortization......   (374.7)   (325.7)   (346.4)
            Restructuring charges.....     45.5        --      37.4
            Goodwill amortization.....       --        --      26.5
            Other intangibles
             amortization.............     90.9     105.7      91.8
            Other.....................     96.8      95.8     103.4
                                       --------  --------  --------
            Total..................... $1,383.6  $1,370.7  $1,746.5
                                       ========  ========  ========

The carrying amount of goodwill by reportable segment as of December 31, is as follows:

                                            2003   2002
                                           ------ ------
                                           (in millions)
                                           -------------
                        Life Insurance.... $855.1 $855.1
                        Lincoln Retirement   64.1   64.1
                                           ------ ------
                        Total............. $919.2 $919.2
                                           ====== ======

The Lincoln National Life Insurance Company

For intangible assets subject to amortization, the total gross carrying amount and accumulated amortization in total and for each major intangible asset class by segment are as follows:

                               As of December 31, 2003     As of December 31, 2002
                             --------------------------- ---------------------------
                             Gross Carrying Accumulated  Gross Carrying Accumulated
                                 Amount     Amortization     Amount     Amortization
                             -------------- ------------ -------------- ------------
                                                  (in millions)
                             -------------------------------------------------------
Amortized Intangible Assets:
  Present value of in-force
    Lincoln Retirement......    $  225.0       $111.9       $  225.0       $102.3
    Life Insurance..........     1,254.2        445.5        1,254.2        364.1
                                --------       ------       --------       ------
Total.......................    $1,479.2       $557.4       $1,479.2       $466.4
                                ========       ======       ========       ======

Future estimated amortization of other intangible assets is as follows (in millions):

                     2004-$66.1 2005-$65.2       2006-$67.7
                     2007- 68.3 2008- 67.4 Thereafter-587.2

A reconciliation of the present value of insurance business acquired included in other intangible assets is as follows:

                                                                                      December 31
                                                                               2003      2002      2001
                                                                             --------  --------  --------
                                                                                     (in millions)
                                                                             ----------------------------
Balance at beginning of year................................................ $1,012.8  $1,118.5  $1,209.7
Adjustments to balance......................................................       --        --      (0.7)
Interest accrued on unamortized balance (Interest rates range from 5% to 7%)     55.6      61.4      71.0
Amortization................................................................   (146.6)   (167.1)   (161.5)
                                                                             --------  --------  --------
Balance at end-of-year...................................................... $  921.8  $1,012.8  $1,118.5
                                                                             ========  ========  ========

Details underlying the balance sheet caption, "Contractholder Funds," are as follows:

                                                           December 31
                                                         2003      2002
                                                       --------- ---------
                                                          (in millions)
                                                       -------------------
      Premium deposit funds........................... $21,891.8 $20,634.6
      Undistributed earnings on participating business     155.1     156.7
      Other...........................................     680.9     610.9
                                                       --------- ---------
      Total........................................... $22,727.8 $21,402.2
                                                       ========= =========

Details underlying the balance sheet captions related of short-term debt and surplus notes payable to LNC are as follows:

                                                          December 31
                                                         2003     2002
                                                       -------- --------
                                                         (in millions)
                                                       -----------------
       Short-term debt:                                $   41.9 $  103.7
       Surplus notes due Lincoln National Corporation:
         6.56% surplus note, due 2028.................   $500.0 $  500.0
         6.03% surplus note, due 2028.................    750.0    750.0
                                                       -------- --------
       Total Surplus Notes............................ $1,250.0 $1,250.0
                                                       ======== ========

The short-term debt represents short-term notes payable to LNC.

The surplus note of $500 million was issued to LNC in connection with the CIGNA indemnity reinsurance transaction on January 5, 1998 (see Note 7). This note calls for LNL to pay the principal amount of the notes on or before March 31, 2028 and interest to be paid quarterly at an annual rate of 6.56%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to

The Lincoln National Life Insurance Company redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before January 5, 2003. Any payment of interest or repayment of principal may be paid only out of LNL's statutory earnings, only if LNL's statutory surplus exceeds specified levels ($2.32 billion at December 31, 2003), and subject to approval by the Indiana Insurance Commissioner.

The surplus note for $750 million was issued on December 18, 1998 to LNC in connection with the Aetna indemnity reinsurance transaction (see Note 7). This note calls for LNL to pay the principal amount of the notes on or before December 31, 2028 and interest to be paid quarterly at an annual rate of 6.03%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before December 18, 2003. Any payment of interest or repayment of principal may be paid only out of LNL's statutory earnings, only if LNL's statutory surplus exceeds specified levels ($2.38 billion at December 31, 2003), and subject to approval by the Indiana Insurance Commissioner.

Cash paid for interest on both the short-term debt and the surplus notes for 2003, 2002, and 2001 was $79.3 million, $79.3 million, and $80.6 million, respectively.


--------------------------------------------------------------------------------
6. Employee Benefit Plans


Pension and Other Post-retirement Benefit Plans--U.S.
LNC maintains funded defined benefit pension plans for most of its U.S. employees (including those of LNL), and prior to January 1, 1995, most full-time agents (including those of LNL). Effective January 1, 2002, the employees' pension plan has a cash balance formula. Employees retiring before 2012 will have their benefits calculated under both the old and new formulas and will receive the greater of the two calculations. Employees retiring in 2012 or after will receive benefits under the amended plan. Benefits under the old employees' plan are based on total years of service and the highest 60 months of compensations during the last 10 years of employment. Under the amended plan, employees have guaranteed account balances that grow with pay and interest credits each year. The amendment to the employees' pension plan resulted in a $25.4 million pre-tax negative unrecognized prior service cost in 2001 that will be evenly recognized over future periods. All benefits applicable to the defined benefit plan for agents were frozen as of December 31, 1994. The plans are funded by contributions to tax-exempt trusts. LNL's funding policy is consistent with the funding requirements of Federal law and regulations. Contributions are intended to provide not only the benefits attributed to service to date, but also those expected to be earned in the future.

LNC sponsors three types of unfunded, nonqualified, defined benefit plans for certain U.S. employees and agents (including those of LNL): supplemental retirement plans, a salary continuation plan, and supplemental executive retirement plans.

The supplemental retirement plans provide defined benefit pension benefits in excess of limits imposed by Federal tax law.

The salary continuation plan provides certain officers of LNL defined pension benefits based on years of service and final monthly salary upon death or retirement.

A supplemental executive retirement plan provides defined pension benefits for certain executives who became employees of LNL as a result of the acquisition of a block of individual life insurance and annuity business, and benefits under this plan were frozen effective January 1, 2000. A second supplemental executive retirement plan was established for this same group of executives to guarantee that the total benefit payable under the LNC employees' defined benefit pension plan benefit formula will be determined using an average compensation not less than the minimum three-year average compensation as of a certain period. All benefits payable from this plan are reduced by benefits payable from the LNC employees' defined benefit pension plan.

LNC also sponsors unfunded plans that provide post-retirement medical, dental and life insurance benefits to full-time U.S. employees and agents who, depending on the plan, have worked for LNC 10 years and attained age 55 for employees and 60 for agents (including those of LNL). Medical and dental benefits are also available to spouses and other dependents of employees and agents. For medical and dental benefits, limited contributions are required from individuals who retired prior to November 1, 1988. Contributions for later retirees, which can be adjusted annually, are based on such items as years of service at retirement and age at retirement. Effective April 1, 2004, the employees' post-retirement plan was changed such that employees and agents not attaining age 50 by that date will not be eligible to receive life insurance benefits when they retire. This amendment to the plan resulted in the immediate recognition at the end of 2003 of a one-time curtailment gain of $2.3 million pre-tax. Life insurance benefits for retirees are noncontributory for employees and agents that attain the age of 50 by April 1, 2004 and meet the eligibility requirements at the time they retire; however, these participants can elect supplemental contributory life benefits up to age 70. Effective July 1, 1999, the agents' post-retirement plan was changed to require agents retiring on or after that date to pay the full medical and dental premium costs. Beginning January 1, 2002, the employees' post-retirement plan was changed to require employees not yet age 50 with five years of service by year end 2001 to pay the full medical and dental premium cost when they retire. This change in the plan resulted in the immediate recognition at the end of 2001 of a one-time curtailment gain of $10.7 million pre-tax.

On December 7, 2001, Swiss Re acquired LNL's reinsurance business. This transaction resulted in the immediate recognition of a one-time curtailment gain on post-retirement benefits of $6 million pre-tax and additional expense of $1.4 million pre-tax related to pension benefits for a net

The Lincoln National Life Insurance Company curtailment gain of $4.6 million pre-tax. This net curtailment gain was included in the realized gain on sale of subsidiaries for the year ended December 31, 2001. Due to the release of the pension obligations on these former LNL employees, there was a $16 million gain in the pension plan that was used to offset prior plan losses.

As discussed in Note 2, the Medicare Prescription Drug Improvement and Modernization Act of 2003 ("the Medicare Act") became law. Beginning in 2006, the Medicare Act provides various alternatives that could result in an offset to some portion of the costs of prescription drug benefits provided to retirees. In January 2004, the staff of the FASB issued Financial Staff Position No. FAS 106-1 ("FSP 106-1"), which permits a sponsor of a post-retirement health care plan that provides retiree prescription drug benefits to make a one-time election to defer accounting for the effects of the Medicare Act.

LNL has elected to defer accounting for the effects of the Medicare Act. Accordingly, the measures of accumulated post-retirement benefit obligation and periodic post-retirement benefit cost in LNL's financial statements for the year ended December 31, 2003, do not reflect the effects of the Medicare Act.

The Lincoln National Life Insurance Company

Obligations, Funded Status and Assumptions

Information with respect to defined benefit plan asset activity and defined benefit plan obligations is as follows:

                                                       Year Ended December 31
                                                  -------------------------------------
                                                                   Other Post-retirement
                                                  Pension Benefits    Benefits
                                                  ---------------  --------------------
                                                    2003    2002    2003       2002
                                                  -------  ------   ------     ------
                                                           (in millions)
Change in plan assets:
  Fair value of plan assets at beginning-of-year. $ 343.0  $340.4  $   --     $   --
  Transfers of assets............................     0.9    (1.4)     --         --
  Actual return on plan assets...................    79.2   (31.1)     --         --
  Company contributions..........................    40.5    58.0     4.6        6.5
  Administrative expenses........................   (1.8)    (1.6)     --         --
  Benefits paid..................................  (24.9)   (21.3)   (4.6)      (6.5)
                                                  -------  ------   ------     ------
  Fair value of plan assets at end-of-year.......   436.9   343.0      --         --
                                                  =======  ======   ======     ======
Change in benefit obligation:
  Benefit obligation at beginning-of-year........   441.1   399.3    88.9       81.9
  Transfers of benefit obligations...............     0.6    (1.3)     --       (0.9)
  Service cost...................................    18.1    17.3     1.4        1.4
  Interest cost..................................    27.2    26.8     4.9        5.1
  Plan participants' contributions...............      --      --     1.0        1.1
  Special termination benefits...................     1.4      --      --         --
  Plan curtailment gain..........................      --      --    (2.3)        --
  Actuarial (gains) losses.......................  (13.6)    20.3   (10.2)       6.8
  Benefits paid..................................  (24.9)   (21.3)   (4.6)      (6.5)
                                                  -------  ------   ------     ------
  Benefit obligation at end-of-year..............   449.9   441.1    79.1       88.9
                                                  =======  ======   ======     ======
Underfunded status of the plans..................   (13.0)  (98.1)  (79.1)     (88.9)
Unrecognized net actuarial (gains) losses........    38.4   109.3    (1.9)       8.2
Unrecognized prior service cost..................   (17.0)  (19.8)     --         --
                                                  -------  ------   ------     ------
Prepaid (accrued) benefit cost................... $   8.4  $ (8.6) $(81.0)    $(80.7)
                                                  =======  ======   ======     ======
Weighted-average assumptions as of December 31:
  Weighted-average discount rate.................    6.50%   6.50%   6.50%      6.50%
  Expected return on plan assets.................    8.25%   8.25%     --         --
Rate of increase in compensation:
  Salary continuation plan.......................    4.00%   5.00%     --         --
  All other plans................................    4.00%   4.00%   4.00%      4.00%
                                                  =======  ======   ======     ======

LNL uses a December 31 measurement date for its pension and post-retirement plans.

The expected return on plan assets for 2003 and 2002 was 8.25%. This rate is initially established at the beginning of the plan year based on the historical rates of return and is reevaluated based on the actual return through an interim date during the current plan year. As there was not a significant variance between the projected actual return for both 2003 and 2002 and the expected return of 8.25%, LNC maintained the expected return at 8.25% for the actuarial valuation calculated at the end of each year.

The calculation of the accumulated post-retirement benefits obligation assumes a weighted-average annual rate of increase in the per capita cost of covered benefits (i.e. health care cost trend rate) of 10% for 2003. It further assumes the rate will gradually decrease to 5.0% by 2015 and remain at that level in future periods. The health care cost trend rate assumption has a significant effect on the amounts reported. For example increasing the assumed health care cost trend rates by one percentage point each year would increase the accumulated post-retirement benefits obligation as of December 31, 2003 and 2002 by $4.6 million and $6.2 million, respectively. The aggregate of the estimated service and interest cost components of net periodic post-retirement benefits cost for the year ended December 31, 2003 and 2002 would increase by $0.4 million and $0.5 million, respectively.

The Lincoln National Life Insurance Company

Information for pension plans with accumulated benefit obligations in excess of plan assets is as follows:

                                                  December 31
                                                  2003  2002*
                                                 ------ ------
                                                 (in millions)
                                                 -------------
                  Accumulated benefit obligation $127.8 $430.0
                  Projected benefit obligation..  129.6  441.1
                  Fair value of plan assets.....   78.2  343.0

--------
*In 2002, all plans had accumulated benefit obligations in excess of plan assets.

Minimum Pension Liability Adjustment

                                                                                                               For the year ended
                                                                                                               December 31,
                                                                                                                2003      2002
                                                                                                                ------     -----
                                                                                                               (in millions)
                                                                                                               ------------------
Increase/(decrease) in minimum pension liability adjustment included in other comprehensive income (after-tax) ($42.6)    $51.9

                                                                                                               December 31,
                                                                                                                2003      2002
                                                                                                                ------     -----
Minimum pension liability adjustment included in accumulated other comprehensive income (after-tax)...........  $ 9.3     $51.9

Components of Net Periodic Pension Cost

The components of net defined benefit pension plan and post-retirement benefit plan expense are as follows:

                                                   Year Ended December 31
                                                                Other Post-retirement
                                           Pension Benefits           Benefits
                                        ----------------------  -------------------
                                         2003    2002    2001    2003    2002   2001
                                        ------  ------  ------  -----   -----  -----
                                                       (in millions)
                                        -------------------------------------------
Service cost........................... $ 19.4  $ 17.8  $ 13.9  $ 1.4   $ 1.4  $ 2.6
Interest cost..........................   27.2    26.8    28.8    5.0     5.1    6.2
Expected return on plan assets.........  (27.7)  (27.1)  (29.8)    --      --     --
Amortization of prior service cost.....   (2.2)   (2.4)    0.2     --      --     --
Recognized net actuarial (gains) losses    5.7     0.2     0.2   (0.2)   (0.4)  (0.4)
                                        ------  ------  ------  -----   -----  -----
Net periodic benefit cost.............. $ 22.4  $ 15.3  $ 13.3  $ 6.2   $ 6.1  $ 8.4
                                        ======  ======  ======  =====   =====  =====

LNL maintains a defined contribution plan for its U.S. insurance agents. Contributions to this plan are based on a percentage of the agents' annual compensation as defined in the plan. Effective January 1, 1998, LNL assumed the liabilities for a non-contributory defined contribution plan covering certain highly compensated former CIGNA agents and employees. Contributions for this plan are made annually based upon varying percentages of annual eligible earnings as defined in the plan. Contributions to this plan are in lieu of any contributions to the qualified agent defined contribution plan. Effective January 1, 2000, this plan was expanded to include certain highly compensated LNL agents. The combined pre-tax expenses for these plans amounted to $3.7 million, $1.0 million, and $2.8 million in 2003, 2002 and 2001, respectively. These expenses reflect both LNL's contribution as well as changes in the measurement of LNL's liabilities under these plans.

Plan Assets

Asset allocations for LNC's defined benefit pension plan assets at December 31, 2003 and 2002 are as follows:

                                                 2003   2002
                                                -----  -----
                   Asset Category
                     Equity securities.........  61.9%  59.6%
                     Fixed income securities...  30.7   31.9
                     Real estate...............   5.6    5.0
                     Cash and cash equivalents.   1.8    3.5
                                                -----  -----
                     Total..................... 100.0% 100.0%
                                                =====  =====

The Lincoln National Life Insurance Company

The primary investment objective of LNC's defined benefit pension plan is for capital appreciation and income growth, with an emphasis on avoiding undue risk. A secondary objective is for current income. Investments can be made using the following asset classes: both domestic and international equity and fixed income securities, real estate, guaranteed products, venture capital, oil and gas and other asset classes the investment managers deem prudent. A five-year time horizon is utilized, as there are inevitably short-run fluctuations, which will cause variations in investment performance.

Each managed fund is expected to rank in the upper 50% of similar funds over the three and/or five year periods. Managers not meeting criteria will be subject to additional due diligence review and possible termination. The following short-term ranges have been established for weightings in the various asset categories:

                                                     Weighting Range
                                                     --------------
              Asset Category
                Cash................................          0-20%
                Guaranteed Products.................          0-20%
                Fixed Income........................         20-80%
                  Long-term......................... 0-10%
                  High-Yield........................ 0-10%
                  International/Emerging Markets*... 0-10%
                Real Estate.........................          0-20%
                Equities............................         20-80%
                  Small-cap......................... 0-20%
                  International*.................... 0-20%
                  Emerging Markets*................. 0-10%
                Other...............................          0-20%
                Total International**...............          0-25%

--------
The total of domestic cash, domestic fixed income, and domestic equities shall not be less than 50%.
*Currencyexposure can be hedged up to 100%
**International/EmergingMarkets-Fixed Income and Equities

Within the broad ranges provided above, current target asset weightings are as follows: 64% equities, 35% fixed income, including real estate, and 1% cash. The performance of the plan and the managed funds are monitored on a quarterly basis relative to the plan's objectives. The performance of the managed fund is measured against the following indices: S&P 500, EAFE, Russell 2000, NAREIT, Lehman US Universal and Salomon (Citigroup) 90-day T-Bill. LNC reviews this investment policy on an annual basis.

The plan assets are principally managed by LNC's Investment Management segment.

Plan Cash Flows

LNL expects to contribute between zero and $16.3 million to LNC's defined benefit pension plans in 2004. In addition, LNL expects to fund approximately $7.9 million and $4.6 million in 2004 for benefit payments for LNC's unfunded defined benefit plan and post-retirement benefit plans, respectively.

401(k).
LNC sponsors contributory defined contribution plans (401(k) plans) for eligible U.S. employees and agents (including those of LNL). LNL's contributions to the 401(k) plans for its employees and agents are equal to a participant's pre-tax contribution, not to exceed 6% of base pay, multiplied by a percentage, ranging from 50% to 150%, which varies according to certain incentive criteria as determined by LNC's Board of Directors. LNL's expense for the 401(k) plan amounted to $22.9 million, $12.6 million, and $13.5 million in 2003, 2002 and 2001, respectively.

Deferred Compensation Plans.
LNC sponsors contributory deferred compensation plans for certain U.S. employees and agents including those of LNL who meet the established plan criteria. Plan participants may elect to defer payment of a portion of their compensation, as defined by the plans. At this point, these plans are not funded. Plan participants may select from a variety of alternative measures for purposes of calculating the investment return considered attributable to their deferral. Under the terms of these plans, LNL agrees to pay out amounts based upon the alternative measure selected by the participant. Plan participants who are also participants in an LNC 401(k) plan and who have reached the contribution limit for that plan may also elect to defer the additional amounts into the deferred compensation plan. LNL makes matching contributions to these plans for its participants based upon amounts placed into the deferred compensation plans by individuals who have reached the contribution limit under the 401(k) plan. The amount of LNL's contribution is calculated in a manner similar to the employer match calculation described in the 401(k) plans section above. Expense/(income) for these plans amounted to $17.0 million, $(3.6) million, and $(2.9) million in 2003, 2002 and 2001, respectively. These expenses reflect both LNL's employer matching contributions of $2.4 million, $1.1 million and $1.3 million, as well as changes in the measurement of LNL's liabilities under these plans of $14.6 million, ($4.7) million and ($4.2) million for 2003, 2002 and 2001 respectively.

In the fourth quarter of 1999, LNC modified the terms of the deferred compensation plans to provide that plan participants who selected LNC stock as the measure for their investment return would receive shares of LNC stock in satisfaction of this portion of their deferral. In addition, participants were precluded from diversifying any portion of their deferred compensation plan account that is measured by LNC's stock performance. As a result of these modifications to the plans, ongoing changes in value of LNC's stock no longer affect the expenses associated with this portion of the deferred compensation plans.

LNL's total liabilities associated with these plans were $123.9 million and $103.7 million at December 31, 2003 and 2002, respectively.

The Lincoln National Life Insurance Company

Stock-Based Incentive Compensation Plans.
LNC has various incentive plans for employees, agents and directors of LNC and its subsidiaries (including employees, agents and directors of LNL) that provide for the issuance of stock options, stock incentive awards, stock appreciation rights, and restricted stock awards. Prior to 2003, these plans were comprised primarily of stock option incentive plans.

Effective January 1, 2003, LNC's stock-based employee compensation plan was revised to provide for performance vesting, and to provide for awards that may be paid out in a combination of stock options, performance shares of LNC stock and cash. This plan replaced the LNC stock option plan. Awards under this plan for 2003 consisted of 233,055 10-year LNC stock options, 323,243 performance share units that could result in the issuance of LNC shares, and cash awards. As of December 31, 2003, 114,544 stock options and 271,042 performance share units of these 2003 awards were outstanding. The performance measures that must be met for vesting to occur are established at the beginning of the three-year performance period. Certain participants in the plan will select from seven different combinations of stock options, performance shares and or cash in determining the form of their award. Other participants will have their award paid in performance shares.

Total compensation expense for LNL under LNC's incentive plans involving performance vesting for 2003 was $0.2 million relating to stock options, $2.7 million relating to performance shares, and $0.2 million relating to cash awards. The amount of stock option expense for the performance vesting awards is included in the total LNL stock option expense discussed below. All expense calculations for performance vesting stock options, performance shares, and performance vesting cash awards that were granted in 2003 have been based upon the current assumption that the actual performance achievement over the three-year performance measurement period will result in target levels of long-term incentive compensation payouts. As the three-year performance period progresses, LNC will continue to refine its estimate of the expense associated with these awards so that by the end of the three-year performance period, LNL's cumulative expense will reflect the actual level of awards that vest.

Stock options awarded under the stock option incentive plans in effect prior to 2003 were granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire 10 years from the date of grant. Such options are transferable only upon death. Options become exercisable in 25% increments over the four-year period following the option grant anniversary date. A "reload option" feature was added on May 14, 1997. In most cases, persons exercising an option after that date have been granted new options in an amount equal to the number of matured shares tendered to exercise the original option award. The reload options are granted for the remaining term of the related original option and have an exercise price equal to the market value of LNC stock at the date of the reload award. Reload options can be exercised two years after the grant date if the value of the new option has appreciated by at least 25%. The reload feature is not available for options granted after 2002.

Effective January 1, 2003, LNL adopted the fair value recognition method of accounting for its stock option incentive plans under FAS 123, which is considered the preferable accounting method for stock based compensation. Previously, LNL accounted for its stock option incentive plans using the intrinsic value method of accounting under the recognition and measurement provisions of APB 25, and related interpretations. For more information, see Footnote 2 in the Notes to Consolidated Financial Statements.

The Lincoln National Life Insurance Company

Information with respect to LNL stock options outstanding at December 31, 2003 is as follows:

                   Options Outstanding                          Options Exercisable
--------------------------------------------------------- -------------------------------
             Number     Weighted-Average                      Number
Range of Outstanding at    Remaining                      Exercisable at
Exercise  December 31,  Contractual Life Weighted-Average  December 31,  Weighted-Average
 Prices       2003          (Years)       Exercise Price       2003       Exercise Price
-------- -------------- ---------------- ---------------- -------------- ----------------
$10-$20       28,442          0.36            $19.72           28,442         $19.72
 21- 30    1,409,636          5.57             25.48        1,042,924          25.68
 31- 40      622,385          4.89             38.06          574,885          38.39
 41- 50    3,127,336          5.60             46.77        2,730,668          47.22
 51- 60      879,636          8.16             52.09          304,571          52.09
-------    ---------                                        ---------
$10-$60    6,067,435                                        4,681,490
=======    =========                                        =========

The option price assumptions used for grants to LNL employees and agents were as follows:

                                                     2003   2002    2001
                                                    -----  ------  ------
     Dividend yield................................   5.0%    2.5%    2.8%
     Expected volatility...........................  39.8%   39.6%   40.0%
     Risk-free interest rate.......................   2.2%    4.5%    4.6%
     Expected life (in years)......................   3.6     4.2     4.2
     Weighted-average fair value per option granted $5.55  $16.00  $13.38

Information with respect to the incentive plans involving stock options granted to LNL employees and agents is as follows:

                                        Options Outstanding       Options Exercisable
                                     -------------------------- ------------------------
                                                   Weighted-                Weighted-
                                                    Average                  Average
                                       Shares    Exercise Price  Shares   Exercise Price
                                     ----------  -------------- --------- --------------
Balance at January 1, 2001..........  7,168,953      $36.69     2,813,438     $13.92
Granted-original....................  1,418,190       43.52
Granted-reloads.....................     60,111       48.64
Exercised (includes shares tendered) (1,162,373)      28.45
Forfeited...........................   (251,604)      44.01
                                     ----------      ------
Balance at December 31, 2001........  7,233,277       39.20     4,213,907      39.05
                                     ==========      ======
Granted-original....................  1,035,180       51.59
Granted-reloads.....................     12,103       48.41
Exercised (includes shares tendered) (1,316,702)      36.31
Forfeited...........................   (331,487)      46.09
Intercompany transfer...............      6,300       41.39
                                     ----------      ------
Balance at December 31, 2002........  6,638,671       41.39     4,035,327      40.00
                                     ==========      ======
Granted-original....................    288,165       25.54
Granted-reloads.....................     13,696       35.28
Exercised (includes shares tendered)   (332,769)      24.22
Forfeited...........................   (540,328)      41.21
                                     ----------      ------
Balance at December 31, 2003........  6,067,435      $41.57     4,681,490     $41.49
                                     ==========      ======     =========     ======

Total compensation expense for incentive plans involving stock options granted to LNL employees and agents, for 2003, 2002, and 2001 was $13.9 million, $18.7 million, and $22.4 million, respectively.

Stock Appreciation Rights Incentive Plan.
LNC has in place a stock appreciation right ("SAR") incentive program for LNL agents that do not meet the stringent definition of a common law employee. The SARs under this program are rights on LNC stock that are cash settled and become exercisable in 25% increments over the four year period following the SAR grant date. SARs are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire five years from the date of grant. Such SARs are transferable only upon death.

LNL recognizes compensation expense for the SAR program based on the fair value method using an option-pricing model. Compensation expense and the related liability are recognized on a straight-line basis over the vesting period of the SARs. The SAR li-

The Lincoln National Life Insurance Company ability is marked-to-market through net income. This accounting treatment causes volatility in net income as a result of changes in the market value of LNC stock. LNL hedges this volatility by purchasing call options on LNC stock. Call options hedging vested SARs are also marked-to-market through net income. Total compensation expense (income) recognized for the SAR program for 2003, 2002 and 2001 was $6.8 million, $(0.7) million and $4.8 million, respectively. The mark-to-market gain (loss) recognized through net income on the call options on LNC stock for 2003, 2002 and 2001 was $0.3 million, $(6.7) million and $0.8 million, respectively. The SAR liability at December 31, 2003 and 2002 was $9.8 million and $3.7 million, respectively.

Information with respect to the LNC SARs incentive plan outstanding for LNL agents at December 31, 2003 is as follows:

                     SARs Outstanding                             SARs Exercisable
---------------------------------------------------------- -------------------------------
              Number     Weighted-Average                      Number
Range of  Outstanding at    Remaining                      Exercisable at    Weighted-
Exercise   December 31,  Contractual Life Weighted-Average  December 31,  Average Exercise
 Prices        2003          (Years)       Exercise Price       2003           Price
--------- -------------- ---------------- ---------------- -------------- ----------------
$20 - $30     731,011          2.50            $24.89         266,263          $24.72
 31 - 40        9,750          3.46             34.41           2,332           36.74
 41 - 50      495,288          2.20             43.57         238,384           43.58
 51 - 60      363,475          3.20             52.10          90,913           52.10
---------   ---------                                         -------
$20 - $60   1,599,524                                         597,892
=========   =========                                         =======

The option price assumptions used for grants to LNL agents under the LNC SAR plan were as follows:

                                                    2003   2002    2001
                                                   -----  ------  ------
       Dividend yield.............................   4.6%    2.7%    2.7%
       Expected volatility........................  35.0%   29.5%   42.0%
       Risk-free interest rate....................   3.3%    5.0%    5.5%
       Expected life (in years)...................   5.0     5.0     5.0
       Weighted-average fair value per SAR granted $9.05  $10.86  $18.84

Information with respect to the LNC incentive plan involving SARs granted to LNL agents is as follows:

                                         SARs Outstanding         SARs Exercisable
                                     ------------------------- ----------------------
                                                  Weighted-              Weighted-
                                                   Average                Average
                                       Shares   Exercise Price Shares  Exercise Price
                                     ---------  -------------- ------- --------------
Balance at January 1, 2001..........   751,052      $24.94      82,421     $24.72
Granted-original....................   544,205       43.51
Exercised (includes shares tendered)  (142,785)      24.74
Forfeited...........................   (27,381)      28.92
                                     ---------      ------
Balance at December 31, 2001........ 1,125,091       33.85     102,710      25.02
                                     =========      ======
Granted-original....................   383,675       51.95
Exercised (includes shares tendered)   (90,818)      28.57
Forfeited...........................   (35,700)      34.95
                                     ---------      ------
Balance at December 31, 2002........ 1,382,248       39.20     301,108      32.06
                                     =========      ======
Granted-original....................   326,650       25.28
Exercised (includes shares tendered)   (63,224)      24.72
Forfeited...........................   (46,150)      39.57
                                     ---------      ------
Balance at December 31, 2003........ 1,599,524       36.92     597,892      36.45
                                     =========      ======     =======     ======

The Lincoln National Life Insurance Company

In addition to the stock-based incentives discussed above, LNC has awarded restricted shares of LNC stock, generally subject to a three-year vesting period, to LNL employees. Information with respect to LNC Restricted stock (non-vested stock) awarded to LNL employees from 2001 through 2003 was as follows:

                                           2003    2002    2001
                                          ------- ------- -------
              Restricted stock (number of
               shares)...................  10,910  46,500  32,639
              Weighted-average price per
               share at time of grant.... $ 31.41 $ 33.55 $ 45.59


--------------------------------------------------------------------------------
7. Restrictions, Commitments and Contingencies


Statutory Information and Restrictions
Net income (loss) as determined in accordance with statutory accounting practices for LNL excluding the insurance subsidiaries sold to Swiss Re in 2001, was $267 million, $(252) million and $197 million for 2003, 2002 and 2001, respectively. On December 7, 2001, Swiss Re acquired LNL's reinsurance operations. The transaction structure involved a series of indemnity reinsurance transactions combined with the sale of certain stock companies that comprised LNL's reinsurance operation. See Note 11 for further discussion of Swiss Re's acquisition of LNL's reinsurance operation.

Shareholders' equity as determined in accordance with statutory accounting practices for LNL was $2.8 billion and $2.6 billion for December 31, 2003 and 2002, respectively.

LNL acquired a block of individual life insurance and annuity business from CIGNA in January 1998 and a block of individual life insurance from Aetna Inc. in October 1998. These acquisitions were structured as indemnity reinsurance transactions. The statutory accounting regulations do not allow goodwill to be recognized on indemnity reinsurance transactions and therefore, the related statutory ceding commission flows through the statement of operations as an expense resulting in a reduction of statutory earned surplus. As a result of these acquisitions, LNL's statutory earned surplus was negative.

LNL is subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to LNC. As a result of negative statutory earned surplus, LNL was required to obtain the prior approval of the Indiana Insurance Commissioner ("Commissioner") before paying any dividends to LNC until its statutory earned surplus became positive. During the first quarter of 2002, LNL received approval from the Commissioner to reclassify total dividends of $495 million paid to LNC in 2001 from LNL's earned surplus to paid-in-capital. This change plus the increase in statutory earned surplus from the disposition of LNL's reinsurance operations through an indemnity reinsurance transaction with Swiss Re resulted in positive statutory earned surplus for LNL at December 31, 2001.

In general, a dividend is not subject to prior approval from the Commissioner provided LNL's statutory earned surplus is positive and the proposed dividend, plus all other dividends made within the twelve consecutive months prior to the date of the proposed dividend, does not exceed the standard limitation of the greater of 10% of total statutory earned surplus or the amount of statutory earnings in the prior calendar year. Dividends of $710 million were paid by LNL to LNC in the second quarter of 2002. These distributions were made in two installments. The first installment of $60 million was paid in April. The second installment of $650 million was paid in June. As both installments exceeded the standard limitation noted above, a special request was made for each payment and each was approved by the Commissioner. Both distributions represented a portion of the proceeds received from the indemnity reinsurance transaction with Swiss Re. As a result of the payment of dividends plus earnings in 2002, LNL's statutory earned surplus was negative as of December 31, 2002. Due to the negative statutory earned surplus as of December 31, 2002, dividends paid by LNL in 2003 were subject to prior approval from the Commissioner.

Dividends of $200 million were paid by LNL to LNC in three quarterly installments during 2003. A special request was made for each payment and each was approved by the Commissioner. As occurred in 2001, $164.2 million of dividends approved and paid while statutory earned surplus was negative were classified as a reduction to paid-in-capital. Due to statutory earnings and favorable credit markets, LNL expects to be able to pay dividends in 2004 without prior approval.

LNL is recognized as an accredited reinsurer in the state of New York, which effectively enables it to conduct reinsurance business with unrelated insurance companies that are domiciled within the state of New York. As a result, in addition to regulatory restrictions imposed by the state of Indiana, LNL is also subject to the regulatory requirements that the State of New York imposes upon accredited reinsurers.

Reinsurance Contingencies

See Note 11, "Acquisitions and Divestitures," for discussion of contingencies surrounding Swiss Re's acquisition of LNL's reinsurance operations on December 7, 2001.

Marketing and Compliance Issues

Recently, there has been a significant increase in federal and state regulatory activity in the industry relating to numerous issues including market timing and late trading of mutual fund and variable insurance products and broker-dealer access arrangements. LNL, like many others in the industry, has received requests for information from the SEC and a subpoena from the New York Attorney General's Office seeking documentation and other information relating to these issues. LNL is in the process of responding to these requests and continues to cooperate fully with the regulators.

The Lincoln National Life Insurance Company

Regulators also continue to focus on replacement and exchange issues. Under certain circumstances, companies have been held responsible for replacing existing policies with policies that were less advantageous to the policyholder. LNL's management continues to monitor compliance procedures to minimize any potential liability. Due to the uncertainty surrounding all of these matters, it is not possible to provide a meaningful estimate of the range of potential outcomes at this time; however, it is management's opinion that future developments will not materially affect the consolidated financial position of LNL.

Leases

LNL leases its Fort Wayne, Indiana home office properties through sale-leaseback agreements. The agreements provide for a 25-year lease period with options to renew for six additional terms of five years each. The agreements also provide LNL with the right of the first refusal to purchase the properties during the terms of the lease, including renewal periods, at a price defined in the agreements. LNL also has the option to purchase the leased properties at fair market value as defined in the agreements on the last day of the initial 25-year lease period ending in 2009 or the last day of any of the renewal periods.

Total rental expense on operating leases in 2003, 2002 and 2001 was $55.7 million, $55.5 million and $63.2 million, respectively. Future minimum rental commitments are as follows (in millions):

               2004-$52.1 2006-$      43.8 2008-$           34.3
               2005- 49.3       2007- 41.5       Thereafter 34.8

Information Technology Commitment

In February 1998, LNL signed a seven-year contract with IBM Global Services for information technology services for the Fort Wayne operations. In February 2004, LNL completed renegotiations and extended the contract through February 2010. Annual costs are dependent on usage but are expected to range from $55.0 million to $60.0 million.

Insurance Ceded and Assumed

LNL cedes insurance to other companies. The portion of risks exceeding each company's retention limit is reinsured with other insurers. LNL seeks reinsurance coverage within the businesses that sell life insurance to limit its liabilities. As of December 31, 2002, LNL's retention policy is to retain no more than $10 million on a single insured life. For 2003, the retention policy was changed to limit retention on new sales to $5 million. Portions of LNL's deferred annuity business have been reinsured on a Modco basis with other companies to limit LNL's exposure to interest rate risks. At December 31, 2003, the reserves associated with these reinsurance arrangements totaled $2.4 billion. To cover products other than life insurance, LNL acquires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The accompanying financial statements reflect premiums, benefits and deferred acquisition costs, net of insurance ceded (see Note 5). LNL remains liable if its reinsurers are unable to meet contractual obligations under applicable reinsurance agreements.

LNL assumes insurance from other companies. At December 31, 2003, LNL provided $2.0 million of statutory surplus relief to other insurance companies under reinsurance transactions. Generally, such amounts are offset by corresponding receivables from the ceding company, which are secured by future profits on the reinsured business. However, LNL is subject to the risk that the ceding company may become insolvent and the right of offset would not be permitted. LNL's reinsurance operations were acquired by Swiss Re on December 7, 2001. The transaction structure involved a series of indemnity reinsurance transactions combined with the sale of certain stock companies that comprised LNL's reinsurance operation. Under the indemnity reinsurance agreements, Swiss Re reinsured certain liabilities and obligations of LNL. Because LNL is not relieved of its legal liability to the ceding companies, the liabilities and obligations associated with the reinsured contracts remain on the balance sheets of LNL with a corresponding reinsurance receivable from Swiss Re.

Vulnerability from Concentrations

LNL's amounts recoverable from reinsurers represents receivables from and reserves ceded to reinsurers. LNL obtains reinsurance from a diverse group of reinsurers and monitors concentration as well as financial strength ratings of LNL's principal reinsurers. LNL's principal reinsurers are strongly rated companies, with Swiss Re representing the largest exposure. As discussed above, LNL sold its reinsurance business to Swiss Re through an indemnity reinsurance arrangement in 2001. Because LNL is not relieved of its liability to the ceding companies for this business, the liabilities and obligations associated with the reinsured contracts remain on the consolidated balance sheet of LNL with a corresponding reinsurance receivable from the business sold to Swiss Re, which totaled $4.2 billion at December 31, 2003 and is included in amounts recoverable from reinsurers. In addition to various remedies that LNL would have in the event of a default by Swiss Re, LNL continues to hold assets in support of certain of the transferred reserves. These assets consist of those reported as trading securities and certain mortgage loans. LNL's funds withheld liability and embedded derivative liabilities include $1.8 billion and $0.3 billion, respectively, related to the business reinsured by Swiss Re.

At December 31, 2003, LNL did not have a material concentration of financial instruments in a single investee or industry. LNL's investments in mortgage loans principally involve commercial real estate. At December 31, 2003, 28.5% of such mortgages, or $1.2 billion, involved properties located in California and Texas. Such investments consist of first mortgage liens on completed income-producing properties and the mortgage outstanding on any individual property does not exceed $37.6 million. Also at December 31, 2003, LNL did not have a concentration of: 1) business transactions with a particular customer or lender; 2) sources of supply of labor or

The Lincoln National Life Insurance Company services used in the business or; 3) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to LNL's financial position.

Although LNL does not have any significant concentration of customers, LNL's Retirement segment has a long-standing distribution relationship with American Funds Distributors ("AFD") that is significant to this segment. Prior to 2003, AFD used wholesalers who focus on both American Funds Distributors as well as American Legacy Variable Annuity products. In 2002, LNL and AFD agreed to transition the wholesaling of American Legacy to LFD, which was completed in 2003. The American Legacy Variable Annuity product line sold through LFD accounted for about 17% of LNL's total gross annuity account values at December 31, 2003, compared with about 15% sold through AFD in 2002. In addition the American Legacy Variable Annuity product line represents approximately 35% and 31% of LNL's total gross annuity account values at December 31, 2003 and 2002 respectively.

Other Contingency Matters

LNL is involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the consolidated financial position of LNL.

In 2001, LNL concluded the settlement of all class action lawsuits alleging fraud in the sale of LNL non-variable universal life and participating whole life policies issued between January 1, 1981 and December 31, 1998. Since 2001, LNL has reached settlements with a substantial number of the owners of policies that opted out of the class action settlement. LNL continues to defend a small number of opt out claims and lawsuits. While there is continuing uncertainty about the ultimate costs of settling the remaining opt out cases, it is management's opinion that established reserves are adequate and future developments will not materially affect the consolidated financial position of LNL.

LNL has pursued claims with its liability insurance carriers for reimbursement of certain costs incurred in connection with the class action settlement and the settlement of claims and litigation brought by owners that opted out of the class action settlement. During the fourth quarter of 2002, LNL settled its claims against three liability carriers on a favorable basis. LNL continues to pursue similar claims against a fourth liability insurance carrier.

For discussion of the resolution of legal proceedings related to LNL's sale of its former reinsurance business to Swiss Re, See Note 11.

State guaranty funds assess insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. LNL has accrued for expected assessments net of estimated future premium tax deductions.

Guarantees

LNL has guarantees with off-balance-sheet risks whose contractual amounts represent credit exposure. Guarantees with off-balance sheet risks having contractual values of $6.0 million and $9.0 million were outstanding at December 31, 2003 and 2002, respectively.

Certain subsidiaries of LNL have sold commercial mortgage loans through grantor trusts, which issued pass-through certificates. These subsidiaries have agreed to repurchase any mortgage loans which remain delinquent for 90 days at a repurchase price substantially equal to the outstanding principal balance plus accrued interest thereon to the date of repurchase. In case of default on the mortgage loans, LNL has recourse to underlying real estate. It is management's opinion that the value of the properties underlying these commitments is sufficient that in the event of default, the impact would not be material to LNL. These guarantees expire in 2004 through 2009.

Derivative Instruments

LNL maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency risk, equity risk, and credit risk. LNL assesses these risks by continually identifying and monitoring changes in interest rate exposure, foreign currency exposure, equity market exposure, and credit exposure that may adversely impact expected future cash flows and by evaluating hedging opportunities. Derivative instruments that are currently used as part of LNL's interest rate risk management strategy include interest rate swaps and interest rate caps. Derivative instruments that are used as part of LNL's foreign currency risk management strategy include foreign currency swaps. Call options on LNC stock are used as part of LNL's equity market risk management strategy. LNL also uses credit default swaps as part of its credit risk management strategy.

By using derivative instruments, LNL is exposed to credit and market risk. If the counterparty fails to perform, credit risk is equal to the extent of the fair value gain in the derivative. When the fair value of a derivative contract is positive, this generally indicates that the counterparty owes LNL and, therefore, creates a payment risk for LNL. When the fair value of a derivative contract is negative, LNL owes the counterparty and therefore LNL has no payment risk. LNL minimizes the credit (or payment) risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by LNL. LNL also maintains a policy of requiring that all derivative contracts be governed by an International Swaps and Derivatives Association ("ISDA") Master Agreement.

The Lincoln National Life Insurance Company

LNL is required to maintain minimum ratings as a matter of routine practice in negotiating ISDA agreements. Under the majority of ISDA agreements and as a matter of policy, LNL has agreed to maintain financial strength or claims-paying ratings of S&P BBB and Moody's Baa2. A downgrade below these levels would result in termination of the derivatives contract at which time any amounts payable by LNL would be dependent on the market value of the underlying derivative contract. In certain transactions, LNL and the counterparty have entered into a collateral support agreement requiring LNL to post collateral upon significant downgrade. LNL is required to maintain long-term senior debt ratings above S&P BBB and Moody's Baa3. LNL also requires for its own protection minimum rating standards for counterparty credit protection. LNL is required to maintain financial strength or claims-paying ratings of S&P A- and Moody's A3 under certain ISDA agreements, which collectively do not represent material notional exposure. LNL does not believe the inclusion of termination or collateralization events pose any material threat to its liquidity position.

Market risk is the adverse effect that a change in interest rates, currency rates, implied volatility rates, or a change in certain equity indexes or instruments has on the value of a financial instrument. LNL manages the market risk by establishing and monitoring limits as to the types and degree of risk that may be undertaken.

LNL's derivative instruments are monitored by its risk management committee as part of that committee's oversight of LNL's derivative activities. LNL's derivative instruments committee is responsible for implementing various hedging strategies that are developed through its analysis of financial simulation models and other internal and industry sources. The resulting hedging strategies are then incorporated into LNL's overall risk management strategies.

LNL has derivative instruments with off-balance-sheet risks whose notional or contract amounts exceed the credit exposure. Outstanding derivative instruments with off-balance-sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values, are as follows:

                                                                                                 Assets (Liabilities)
                                                                                            ------------------------------
                                                                             Notional or    Carrying Value/ Carrying Value/
                                                                           Contract Amounts   Fair Value      Fair Value
                                                                           ---------------  --------------- ---------------
                                                                             December 31              December 31
                                                                            2003     2002        2003            2002
                                                                           -------  ------- --------------- ---------------
                                                                                            (in millions)
                                                                           ----------------------------------------------
Interest rate derivative instruments:
  Interest rate cap agreements............................................ 2,550.0  1,276.8     $  13.2          $ 4.7
  Swaptions...............................................................      --    180.0          --             --
  Interest rate swap agreements...........................................   422.3    429.1        40.6           51.9
                                                                           -------  -------    --------          -----
Total interest rate derivative instruments................................ 2,972.3  1,885.9        53.8           56.6
Foreign currency derivative instruments -- Foreign currency swaps.........    17.9     61.5        (1.5)          (2.4)
Credit derivative instruments -- Credit default swaps.....................     8.0     26.0         0.2            0.9
Equity indexed derivative instruments -- Call options (based on LNC Stock)     1.5      1.3        16.0            7.4
Embedded derivatives per FAS 133..........................................      --       --      (325.3)           2.3
                                                                           -------  -------    --------          -----
Total derivative instruments*............................................. 2,999.7  1,974.7    ($ 256.8)         $64.8
                                                                           =======  =======    ========          =====

--------
* Total derivative instruments for 2003 are composed of $68.6 million and $(325.3) million on the consolidated balance sheet in Derivative Instruments and Reinsurance Related Derivative Liability, respectively.

A reconciliation of the notional or contract amounts for the significant programs using derivative agreements and contracts is as follows:

                               Interest Rate                     Interest Rate
                              Cap Agreements       Swaptions     Swap Agreements
                             ----------------  ----------------  -------------
                                December 31       December 31     December 31
                               2003     2002    2003     2002     2003     2002
                             -------  -------  ------  --------  ------   -----
                                               (in millions)
                             -------------------------------------------------
Balance at beginning-of-year 1,276.8  1,258.8   180.0   1,752.0   429.1   335.1
New contracts............... 1,500.0    800.0      --        --   260.0   146.6
Terminations and maturities.  (226.8)  (782.0) (180.0) (1,572.0) (266.8)  (52.6)
                             -------  -------  ------  --------  ------   -----
Balance at end-of-year...... 2,550.0  1,276.8      --     180.0   422.3   429.1
                             =======  =======  ======  ========  ======   =====

The Lincoln National Life Insurance Company

                                                                   Call Options
                                   Foreign Currency Credit Default  (Based on
                                   Swap Agreements     Swaps       LNC Stock)
                                   ---------------  -------------  ----------
                                    December 31     December 31    December 31
                                    2003     2002    2003   2002   2003   2002
                                    -----   -----   -----   ----   ----   ----
                                               (in millions)
                                   ------------------------------------------
      Balance at beginning-of-year  61.5     94.6    26.0   29.0    1.3    1.1
      New contracts...............    --       --      --     --    0.3    0.3
      Terminations and maturities. (43.6)   (33.1)  (18.0)  (3.0)  (0.1)  (0.1)
      Balance at end-of-year......  17.9     61.5     8.0   26.0    1.5    1.3

Accounting for Derivative Instruments and Hedging Activities

As of December 31, 2003 and 2002, LNL had derivative instruments that were designated and qualified as cash flow hedges and derivative instruments that were not designated as hedging instruments. LNL did not have derivative instruments that were designated as fair value hedges or hedges of a net investment in a foreign operation. See Note 1 to the consolidated financial statements for detailed discussion of the accounting treatment for derivative instruments. For the year ended December 31, 2003 and 2002, LNL recognized a net loss of $2.0 million after-tax and a net gain of $2.5 million after-tax, respectively, in net income as a component of realized gains and losses on investments and derivative instruments. These gains (losses) relate to the ineffective portion of cash flow hedges, the change in market value for derivative instruments not designated as hedging instruments, and the gain
(loss) on swap terminations. For the year ended December 31, 2003 and 2002, LNL recognized a loss of $7.6 million after-tax and $8.8 million after-tax, respectively, in OCI related to the change in market value on derivative instruments that are designated and qualify as cash flow hedges. In addition, for the year ended December 31, 2001, $3.5 million after-tax was reclassified from unrealized gain (loss) on securities available-for-sale to unrealized gain
(loss) on derivative instruments, both in OCI. This reclassification relates to derivative instruments that were marked to market through unrealized gain
(loss) on securities available-for-sale prior to the adoption of FAS 133.

Derivative Instruments Designated in Cash Flow Hedges

Interest Rate Swap Agreements.
LNL uses interest rate swap agreements to hedge its exposure to floating rate bond coupon payments, replicating a fixed rate bond. An interest rate swap is a contractual agreement to exchange payments at one or more times based on the actual or expected price level, performance or value of one or more underlying interest rates. LNL is required to pay the counterparty the stream of variable interest payments based on the coupon payments from the hedged bonds, and in turn, receives a fixed payment from the counterparty, at a predetermined interest rate. The net receipts/payments from these interest rate swaps are recorded in net investment income. Gains (losses) on interest rate swaps hedging interest rate exposure on floating rate bond coupon payments are reclassified from accumulated OCI to net income as bond interest is accrued.

LNL also uses interest rate swap agreements to hedge its exposure to interest rate fluctuations related to the forecasted purchase of assets for certain investment portfolios. The gains (losses) resulting from the swap agreements are recorded in OCI. The gains (losses) are reclassified from accumulated OCI to earnings over the life of the assets once the assets are purchased. As of December 31, 2003, there were no interest rate swaps hedging forecasted asset purchases.

Foreign Currency Swaps.
LNL uses foreign currency swaps, which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a specified rate of exchange in the future. Gains (losses) on foreign currency swaps hedging foreign exchange risk exposure on foreign currency bond coupon payments are reclassified from accumulated OCI to net income as bond interest is accrued. The foreign currency swaps expire in 2005 through 2006.

Call Options on LNC Stock.
LNL uses call options on LNC stock to hedge the expected increase in liabilities arising from stock appreciation rights ("SARs") granted to LNL agents on LNC stock. Upon option expiration, the payment, if any, is the increase in LNC's stock price over the strike price of the option applied to the number of contracts. Call options hedging vested SARs are not eligible for hedge accounting and both are marked to market through net income. Call options hedging nonvested SARs are eligible for hedge accounting and are accounted for as cash flow hedges of the forecasted vesting of SAR liabilities. To the extent that the cash flow hedges are effective, changes in the fair value of the call options are recorded in accumulated OCI. Amounts recorded in OCI are reclassified to net income upon vesting of SARs. LNL's call option positions will be maintained until such time the SARs are either exercised or expire and LNL's SAR liabilities are extinguished. The SARs expire five years from the date of grant.

The Lincoln National Life Insurance Company

Total Return Swaps.
LNL used total return swaps to hedge its exposure to interest rate and spread risk resulting from the forecasted sale of assets in a securitization of certain LNL mortgage loans in 2001. A total return swap is an agreement that allows the holder to protect itself against loss of value by effectively transferring the economic risk of asset ownership to the counterparty. The holder pays (receives) the total return equal to interest plus capital gains or losses on a referenced asset and receives (pays) a floating rate of interest. As of December 31, 2003, LNL did not have any open total return swaps.

Gains and losses on derivative contracts are reclassified from accumulated OCI to current period earnings. As of December 31, 2003, $19.5 million of the deferred net gains on derivative instruments accumulated in OCI are expected to be reclassified as earnings during the next twelve months. This reclassification is primarily due to the receipt of interest payments associated with variable rate securities and forecasted purchases, the receipt of interest payments associated with foreign currency securities, and the periodic vesting of SARs.

All Other Derivative Instruments

LNL uses various other derivative instruments for risk management purposes that either do not qualify for hedge accounting treatment or have not currently been qualified by LNL for hedge accounting treatment. The gain or loss related to the change in market value for these derivative instruments is recognized in current income during the period of change (reported as realized gain (loss) on investments in the consolidated statement of income except where otherwise noted below).

Interest Rate Swap Agreements.
LNL used a forward starting interest rate swap agreement to hedge its exposure to the forecasted sale of mortgage loans. LNL was required to pay the counterparty a predetermined fixed stream of payments, and in turn, received payments based on a floating rate from the counterparty. The net receipts/payments from these interest rate swaps were recorded in realized gain
(loss) on investments and derivative instruments. As of December 31, 2003, there were no forward starting interest rate swap agreements

Interest Rate Cap Agreements.
The interest rate cap agreements, which expire in 2006 through 2008, entitle LNL to receive quarterly payments from the counterparties on specified future reset dates, contingent on future interest rates. For each cap, the amount of such quarterly payments, if any, is determined by the excess of a market interest rate over a specified cap rate multiplied by the notional amount divided by four. The purpose of LNL's interest rate cap agreement program is to provide a level of protection for its annuity line of business from the effect of rising interest rates. The interest rate cap agreements provide an economic hedge of the annuity line of business. However, the interest rate cap agreements are not linked to assets and liabilities on the balance sheet that meet the significantly increased level of specificity required under FAS 133. Therefore, the interest rate cap agreements do not qualify for hedge accounting under FAS 133.

Swaptions.
Swaptions entitled LNL to receive settlement payments from the counterparties on specified expiration dates contingent on future interest rates. For each swaption, the amount of such settlement payments, if any, is determined by the present value of the difference between the fixed rate on a market rate swap and the strike rate multiplied by the notional amount. The purpose of LNL's swaption program was to provide a level of protection for its annuity line of business from the effect of rising interest rates. The swaptions provided an economic hedge of the annuity line of business. However, the swaptions were not linked to specific assets and liabilities on the balance sheet that met the significantly increased level of specificity required under FAS 133. Therefore, the swaptions did not qualify for hedge accounting under FAS 133. At December 31, 2003, there were no outstanding swaptions.

Credit Default Swaps.
LNL uses credit default swaps which expire in 2006 to hedge against a drop in bond prices due to credit concerns of certain bond issuers. A credit swap allows LNL to put the bond back to the counterparty at par upon a credit event by the bond issuer. A credit event is defined as bankruptcy, failure to pay, or obligation acceleration. LNL has not currently qualified credit default swaps for hedge accounting under FAS 133 as amounts are insignificant.

Call Options on LNC Stock.
As discussed previously in the Cash Flow Hedges section, LNL uses call options on LNC stock to hedge the expected increase in liabilities arising from SARs granted to LNL agents on LNC stock. Call options hedging vested SARs are not eligible for hedge accounting treatment under FAS 133. Mark-to-market changes are recorded in net income.

Derivative Instrument Embedded in Deferred Compensation Plan.
LNL has certain deferred compensation plans that have embedded derivative instruments. The liability related to these plans varies based on the investment options selected by the participants. The liability related to certain investment options selected by the participants is marked-to-market through net income. This derivative instrument is not eligible for hedge accounting treatment under FAS 133.

Call Options on Bifurcated Remarketable Put Bonds.
LNL owns various debt securities that contain call options attached by an investment banker before the sale to the investor. These freestanding call options are exercisable by a party other than the issuer of the debt security to which they are attached and are accounted for separately from the debt security. LNL has not currently qualified call options bifurcated from remarketable put bonds for hedge accounting treatment as amounts are insignificant.

The Lincoln National Life Insurance Company

Derivative Instrument Embedded in Modified Coinsurance Agreements with Funds Withheld Arrangements.
LNL is involved in various Modco and CFW reinsurance arrangements that have embedded derivatives. The change in fair value of the embedded derivative, as well as the gains or losses on trading securities supporting these arrangements, flows through net income.

LNL has used certain other derivative instruments in the past for hedging purposes. Although other derivative instruments may have been used in the past, any derivative type that was not outstanding from January 1, 2002 through December 31, 2003 is not discussed in this disclosure. Other derivative instruments LNL has used include spread-lock agreements, financial futures, put options, and commodity swaps. At December 31, 2003, there are no outstanding positions in these derivative instruments.

Additional Derivative Information.
Income for the agreements and contracts described above amounted to $18.6 million, $12.2 million and $3.5 million in 2003, 2002 and 2001, respectively. The increase in income for 2003 was primarily a result of payments received on interest rate swaps

LNL is exposed to credit loss in the event of nonperformance by counterparties on various derivative contracts. However, LNL does not anticipate nonperformance by any of the counterparties. The credit risk associated with such agreements is minimized by purchasing such agreements from financial institutions with long-standing, superior performance records. The amount of such exposure is essentially the net replacement cost or market value less collateral held for such agreements with each counterparty if the net market value is in LNL's favor. At December 31, 2003, the exposure was $70.5 million.


--------------------------------------------------------------------------------
8. Fair Value of Financial Instruments


The following discussion outlines the methodologies and assumptions used to determine the estimated fair value of LNL's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of LNL's financial instruments.

Fixed Maturity and Equity Securities -- Available-for-Sale and Trading
Securities.
Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments. The fair values for equity securities are based on quoted market prices.

Mortgage Loans on Real Estate.
The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price or; 3) the fair value of the collateral if the loan is collateral dependent.

Policy Loans.
The estimated fair value of investments in policy loans was calculated on a composite discounted cash flow basis using Treasury interest rates consistent with the maturity durations assumed. These durations were based on historical experience.

Derivative Instruments.
LNL employs several different methods for determining the fair value of its derivative instruments. Fair values for these contracts are based on current settlement values. These values are based on: 1) quoted market prices for foreign currency exchange contracts and financial futures contracts; 2) industry standard models that are commercially available for interest rate cap agreements, swaptions, spread-lock agreements, interest rate swaps, commodity swaps, credit default swaps, total return swaps and put options; 3) Monte Carlo techniques for the equity call options on LNC stock. These techniques project cash flows of the derivatives using current and implied future market conditions. The cash flows are then present valued to arrive at the derivatives' current fair market values; and 4) Black-Scholes pricing methodology for standard European equity call options.

Other Investments, and Cash and Invested Cash.
The carrying value for assets classified as other investments, and cash and invested cash in the accompanying balance sheets approximates their fair value. Other investments include limited partnership investments which are accounted for using the equity method of accounting.

Investment Type Insurance Contracts.
The balance sheet captions, "Insurance Policy and Claims Reserves" and "Contractholder Funds," include investment type insurance contracts (i.e., deposit contracts and certain guaranteed interest contracts). The fair values for the deposit contracts and certain guaranteed interest contracts are based on their approximate surrender values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.

The remainder of the balance sheet captions, "Insurance Policy and Claims Reserves" and "Contractholder Funds" that do not

The Lincoln National Life Insurance Company fit the definition of "investment type insurance contracts" are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and have not been determined by LNL. It is LNL's position that the disclosure of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about LNL's shareholders' equity determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. LNL and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

Short-term and Debt and Surplus Notes Due LNC.
Fair values for the surplus notes due LNC are based on quoted market prices of similar issues or are estimated using discounted cash flow analysis based on LNL's current incremental borrowing rate for similar types of borrowing arrangements where quoted prices are not available. For short-term debt, the carrying value approximates fair value.

Guarantees.
LNL's guarantees include guarantees related to mortgage loan pass-through certificates. Based on historical performance where repurchases have been negligible and the current status of the debt, none of the loans are delinquent and the fair value liability for the guarantees related to loan pass-through certificates is insignificant.

Investment Commitments.
Fair values for commitments to make investments in fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate are based on the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date. These estimates take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments.

Separate Accounts.
Assets held in separate accounts are reported in the accompanying consolidated balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.

The carrying values and estimated fair values of LNL's financial instruments are as follows:

                                                               Carrying Value Fair Value  Carrying Value Fair Value
                                                               -------------- ----------  -------------- ----------
                                                                                    December 31
                                                               ----------------------------------------------------
                                                                    2003         2003          2002         2002
                                                               -------------- ----------  -------------- ----------
                                                                                   (in millions)
                                                               ----------------------------------------------------
Assets (liabilities):
  Fixed maturities securities.................................   $ 31,362.6   $ 31,362.6    $ 31,310.9   $ 31,310.9
  Equity securities...........................................        147.2        147.2         207.7        207.7
  Trading Securities..........................................      2,786.5      2,786.5            --           --
  Mortgage loans on real estate...............................      4,189.5      4,550.1       4,199.7      4,672.5
  Policy loans................................................      1,917.8      2,086.4       1,937.7      2,109.4
  Derivative Instruments*.....................................       (256.7)      (256.7)         64.8         64.8
  Other investments...........................................        363.4        363.4         377.7        377.7
  Cash and invested cash......................................      1,442.8      1,442.8       1,246.5      1,246.5
Investment type insurance contracts:
  Deposit contracts and certain guaranteed interest contracts.   (21,354.6)..  (21,446.0)    (20,175.0)   (20,408.3)
  Remaining guaranteed interest and similar contracts.........       (86.7)..      (91.2)       (112.6)      (120.3)
  Short-term debt.............................................       (41.9)..      (41.9)       (103.7)      (103.7)
  Surplus notes payable to LNC................................    (1,250.0)..   (1,205.0)     (1,250.0)    (1,125.4)
  Guarantees..................................................        (0.1)..          --         (0.4)          --
  Investment commitments......................................           --..         0.2           --          0.9

--------
*Total derivative instruments for 2003 are composed of $68.6 million and ($325.3) million on the consolidated balance sheet in Derivative Instruments and Reinsurance Related Embedded Derivative, respectively.

As of December 31, 2003 and 2002, the carrying value of the deposit contracts and certain guaranteed contracts is net of deferred acquisition costs of $448.6 million and $486.0 million, respectively, excluding adjustments for deferred acquisition costs applicable to changes in fair value of securities. The carrying values of these contracts are stated net of deferred acquisition costs so that they are comparable with the fair value basis.

The Lincoln National Life Insurance Company

9. Segment Information


LNL has two business segments: Lincoln Retirement and Life Insurance. Prior to the fourth quarter of 2001, LNL had a Reinsurance segment. LNL's reinsurance business was acquired by Swiss Re in December 2001. As the majority of the business acquired by Swiss Re was via indemnity reinsurance agreements, LNL is not relieved of its legal liability to the ceding companies for this business. This means that the liabilities and obligations associated with the reinsured contracts remain on the balance sheets of LNL with a corresponding reinsurance receivable from Swiss Re. In addition, the gain resulting from the indemnity reinsurance portion of the transaction was deferred and is being amortized into earnings at the rate that earnings on the reinsured business are expected to emerge, over a period of 15 years. The ongoing management of the indemnity reinsurance contracts and the reporting of the deferred gain are within LNL's Other Operations. Given the lengthy period of time over which LNL will continue to amortize the deferred gain, and the fact that related assets and liabilities will continue to be reported on LNL's financial statements, the historical results for the Reinsurance segment prior to the close of the transaction with Swiss Re are not reflected in discontinued operations, but as a separate line in Other Operations. The results for 2001 related to the former Reinsurance segment are for the eleven months ended November 30, 2001.

The Lincoln Retirement segment, with principal operations in Fort Wayne, Indiana, provides tax-deferred investment growth and lifetime income opportunities for its clients through the manufacture and sale of fixed and variable annuities. Through a broad-based distribution network, Lincoln Retirement provides an array of annuity products to individuals and employer-sponsored groups in all 50 states of the United States. Lincoln Retirement distributes some of its products through LNL's wholesaling unit, Lincoln Financial Distributors ("LFD"), as well as LNL's retail unit, Lincoln Financial Advisors ("LFA"). In addition, Lincoln Retirement has alliances with a variety of unrelated companies where LNL provides the manufacturing platform for annuity products and the alliance company provides investment management, marketing and distribution.

The Life Insurance segment, with principal operations in Hartford, Connecticut, focuses on the creation and protection of wealth for its clients through the manufacture and sale of life insurance products throughout the United States. The Life Insurance segment offers, through its Hartford operations, universal life, variable universal life, interest-sensitive whole life, corporate owned life insurance and linked-benefit life (a universal life product with a long-term care benefit). In addition, it offers term life insurance through its Schaumburg, Illinois operations. The Life Insurance segment's products are primarily distributed through LFD and LFA.

LNL reports operations not directly related to the business segments and unallocated corporate items (i.e., corporate investment income, interest expense on corporate debt, unallocated overhead expenses, and the operations of LFA and LFD) in "Other Operations". As noted above, the financial results of the former Reinsurance segment were moved to Other Operations upon the close of the transaction with Swiss Re in December 2001.

Financial data by segment for 2001 through 2003 is as follows:

                                           Year Ended December 31
                                          2003     2002      2001
                                        -------- --------  --------
                                               (in millions)
                                        ---------------------------
           Revenue, Excluding Net
            Investment Income and
            Certain Other Items*:
             Lincoln Retirement........ $  489.1 $  528.8  $  634.0
             Life Insurance............    994.3    982.6     987.3
             Other Operations..........    577.6    558.3   1,835.4
             Consolidating
              adjustments..............  (251.3)   (228.4)   (228.1)
                                        -------- --------  --------
           Total.......................  1,809.7  1,841.3   3,228.6
                                        ======== ========  ========
           Net Investment Income:
             Lincoln Retirement........  1,474.8  1,447.8   1,399.1
             Life Insurance............    911.1    899.1     910.2
             Other Operations..........    154.2    186.2     274.0
             Consolidating
              adjustments..............       --       --        --
                                        -------- --------  --------
           Total.......................  2,540.1  2,533.1   2,583.3
                                        ======== ========  ========
           Other Items*:
             Lincoln Retirement........     70.6   (195.3)    (64.8)
             Life Insurance............    (0.6)    (96.7)    (56.9)
             Other Operations..........    260.8     18.5       5.1
             Consolidating
              adjustments..............       --       --        --
                                        -------- --------  --------
           Total.......................    330.8   (273.5)   (116.6)
                                        ======== ========  ========
           Income (Loss) before Federal
            Income Taxes and
            Cumulative Effect of
            Accounting Changes:
             Lincoln Retirement........    452.4    (10.0)    306.5
             Life Insurance............    364.9    294.2     364.0
             Other Operations..........    105.8   (347.6)    (36.2)
             Consolidating
              adjustments..............       --       --        --
                                        -------- --------  --------
           Total.......................    923.1    (63.4)    634.3
                                        ======== ========  ========

--------
*Other Items include Realized Loss on Investments and Derivative Instruments,
 Realized Gain (Loss) on Sale of Subsidiaries, Gain on Transfer of Securities from Available-For-Sale to Trading, and Gain on Reinsurance Embedded Derivative/Trading Securities

The Lincoln National Life Insurance Company

                                            Year Ended December 31
                                             2003     2002    2001
                                           -------- -------- -------
                                                 (in millions)
                                           -------------------------
           Income Tax Expense (Benefit):
             Lincoln Retirement........... $   95.2 $ (60.9) $  34.1
             Life Insurance...............    113.8     88.1   129.2
             Other Operations.............     35.9  (126.1)  (18.8)
             Consolidating adjustments....       --       --      --
                                           -------- -------- -------
           Total..........................    244.9   (98.9)   144.5
                                           ======== ======== =======
           Cumulative Effect of Accounting
            Changes:
             Lincoln Retirement...........   (63.6)       --   (7.3)
             Life Insurance...............      0.6       --   (5.5)
             Other Operations.............  (173.6)       --   (2.8)
             Consolidating adjustments....       --       --      --
                                           -------- -------- -------
           Total..........................  (236.6)       --  (15.6)
                                           ======== ======== =======
           Net Income (Loss):
             Lincoln Retirement...........    293.6     50.8   265.1
             Life Insurance...............    251.7    206.1   229.3
             Other Operations.............  (103.8)  (221.5)  (20.2)
             Consolidating adjustments....       --       --      --
                                           -------- -------- -------
           Total.......................... $  441.5 $   35.4 $ 474.2
                                           ======== ======== =======

                                             December 31
                                    -----------------------------
                                      2003      2002      2001
                                    --------- --------- ---------
                                            (in millions)
                                    -----------------------------
              Assets:
                Lincoln Retirement. $61,569.5 $52,827.2 $56,888.2
                Life Insurance.....  21,240.0  19,591.6  18,409.7
                Other Operations...  14,055.0  11,514.7  14,181.4
                Consolidating
                 adjustments.......     (1.3)     215.9     (1.3)
                                    --------- --------- ---------
              Total................ $96,863.2 $84,149.4 $89,478.0
                                    ========= ========= =========


--------------------------------------------------------------------------------
10. Shareholder's Equity


All of the 10 million authorized, issues and outstanding shares of $2.50 par value common stock of LNL are owned by LNC.

Details underlying the balance sheet caption "Net Unrealized Gain on Securities Available-for-Sale," are as follows:

                                                      December 31
                                                    2003       2002
                                                 ---------  ---------
                                                     (in millions)
                                                 --------------------
         Fair value of securities available-for-
          sale.................................. $31,509.8  $31,518.7
                                                 ---------  ---------
         Cost of securities available-for-sale..  29,735.8   29,943.0
         Unrealized gain........................   1,774.0    1,575.7
         Adjustments to deferred acquisition
          costs.................................    (549.0)    (418.4)
         Amounts required to satisfy
          policyholder commitments..............     (50.9)     (58.7)
         Foreign currency exchange rate
          adjustment............................      12.6        9.8
                                                 ---------  ---------
         Deferred income credits (taxes)........    (428.7)    (405.3)
                                                 ---------  ---------
         Net unrealized gain (loss) on
          securities available-for-sale......... $   758.0  $   703.1
                                                 =========  =========

Adjustments to deferred acquisition costs and amounts required to satisfy policyholder commitments are netted against the Deferred Acquisition Costs asset line and included within the Insurance Policy and Claim Reserve line on the balance sheet, respectively.

Details underlying the change in "Net Unrealized Gain (Loss) on Securities Available-for-Sale, Net of Reclassification Adjustment" shown on the Consolidated Statements of Shareholder's Equity are as follows:

                                               Year Ended December 31
                                                2003    2002    2001
                                               ------  ------  ------
           Unrealized gains on securities
            available-for-sale arising during
            the year.......................... $746.8  $774.4  $381.3
           Less:
             Reclassification adjustment for
              gains (losses) on disposals of
              prior year inventory included
              in net income (1)...............  205.7   (72.1)   36.2
             Federal income tax expense on
              reclassification................   23.4   315.4   120.1
             Transfer from available-for-sale
              to trading securities...........  342.9      --      --
             Federal income tax expense on
              transfer........................  119.9      --      --
                                               ------  ------  ------
           Net unrealized gain on securities
            available-for-sale, net of
            reclassifications and federal
            income tax expense................ $ 54.9  $531.1  $225.0
                                               ======  ======  ======

--------
/(1)/The reclassification adjustment for gains (losses) does not include the impact of associated adjustments to deferred acquisition costs and amounts required to satisfy policyholder commitments.

The Lincoln National Life Insurance Company

The "Net Unrealized Gain (Loss) on Derivative Instruments" component of other comprehensive income shown on the Consolidated Statements of Shareholder's Equity is net of Federal income tax expense (benefit) of $(3.9) million, $(1.2) million, $12.6 million for 2003, 2002, 2001 respectively, and net of adjustments to deferred amortization costs of $(4.5) million, $1.6 million, $23.8 million for 2003, 2002, 2001 respectively. The 2001 amounts for tax expense and deferred amortization cost adjustment include $9.5 million and $18.3 million, respectively, related to the transition adjustment recorded for the adoption of FAS 133.


--------------------------------------------------------------------------------
11. Acquisitions and Divestitures


On August 30, 2002, LNL acquired The Administrative Management Group, Inc. ("AMG"), an employee benefits record keeping firm for $21.6 million in cash. Contingent payments up to an additional $14 million will be paid over a period of 4 years (2003-2006) if certain criteria are met. Any such contingent payments will be expensed as incurred. Lincoln Retirement recorded an expense of $1.2 million after-tax ($1.8 million pre-tax) for 2003 relating to such contingent payments. AMG, a strategic partner of the Retirement segment for several years, provides record keeping services for the Lincoln Alliance Program along with approximately 200 other clients nationwide. The application of purchase accounting to this acquisition resulted in goodwill of $20.2 million.

On December 7, 2001, Swiss Re acquired LNL's reinsurance operation for $2.0 billion. In addition, LNL retained the capital supporting the reinsurance operation. After giving affect to the increased levels of capital needed within the Life Insurance and Lincoln Retirement segments that result from the change in the ongoing mix of business under LNL's internal capital allocation models, the disposition of LNL's reinsurance operation freed-up approximately $100 million of retained capital.

The transaction structure involved a series of indemnity reinsurance transactions combined with the sale of certain stock companies that comprised LNL's reinsurance operation. Two of the stock companies sold, LNH & C (Lincoln National Health and Casualty) and LNRAC (Lincoln National Reassurance Company), were wholly-owned Subsidiaries of the Company. At closing, an immediate gain of $5.6 million after-tax was recognized on the sale of the stock companies. A gain of $698.0 million after-tax ($1.1 billion pre-tax) relating to the indemnity reinsurance agreements was reported at the time of closing. This gain was recorded as a deferred gain on LNL's consolidated balance sheet, in accordance with the requirements of FAS 113, and is being amortized into earnings at the rate that earnings on the reinsured business are expected to emerge, over a period of 15 years.

Effective with the closing of the transaction, the former Reinsurance segment's historical results were moved into Other Operations. During December 2001, LNL recognized in Other Operations $4.3 million after-tax ($6.8 million pre-tax) of deferred gain amortization. In addition, in December 2001, LNL recognized $7.9 million after-tax ($12.5 million pre-tax) of accelerated deferred gain amortization relating to the fact that certain Canadian indemnity reinsurance contracts were novated after the sale, but prior to December 31, 2001.

On October 29, 2002, LNL and Swiss Re settled disputed matters totaling about $770 million that had arisen in connection with the final closing balance sheets associated with Swiss Re's acquisition of LNL's reinsurance operations. The settlement provided for a payment by LNL of $195 million to Swiss Re, which was recorded by LNL as a reduction in deferred gain. As a result of additional information made available to LNL following the settlement with Swiss Re in the fourth quarter of 2002, LNL recorded a further reduction in the deferred gain of $30.8 million after-tax ($47.4 million pre-tax), as well as a $6.9 million after-tax ($10.6 million pre-tax) reduction in the gain on the sale of subsidiaries.

As part of the dispute settlement, LNL also paid $100 million to Swiss Re in satisfaction of LNL's $100 million indemnification obligation with respect to personal accident business. As a result of this payment, LNL has no further underwriting risk with respect to the reinsurance business sold. However, because LNL has not been relieved of it legal liabilities to the underlying ceding companies with respect to the portion of the business indemnity reinsured by Swiss Re, under FAS 113 the reserves for the underlying reinsurance contracts as well as a corresponding reinsurance recoverable from Swiss Re will continue to be carried on LNL's balance sheet during the run-off period of the underlying reinsurance business. This is particularly relevant in the case of the exited personal accident and disability income reinsurance lines of business where the underlying reserves are based upon various estimates that are subject to considerable uncertainty.

As a result of developments and information obtained during 2002 relating to personal accident and disability income matters, LNL increased these exited business reserves by $184.1 million after-tax ($283.2 million pre-tax). After giving affect to LNL's $100 million indemnification obligation, LNL recorded a $119.1 million after-tax ($183.2 million pre-tax) increase in reinsurance recoverable from Swiss Re with a corresponding increase in the deferred gain. As a result of developments and information received in the third quarter of 2003 relating to personal accident matters, LNL increased reserves on this exited business by $20.9 million after-tax ($32.1 million pre-tax) with a corresponding increase in reinsurance recoverable from Swiss Re and in the deferred gain.

The combined effects of the 2002 settlement of disputed matters and exited business reserve increases reduced the $698.0 million after-tax ($1.1 billion pre-tax) deferred gain reported at closing by $38.5 million after-tax ($59.2 million pre-tax). An additional $1.3 million after-tax ($2 million pre-tax) of deferred gain was recognized in net income, due to a novation of certain Canadian business during 2002. During 2003, LNL amortized into net income $48.3 million after-tax ($74.2 million pre-tax) of the deferred gain.

The Lincoln National Life Insurance Company

Of the original $1.84 billion in proceeds received by LNL, approximately $520 million was paid for taxes and deal expenses and approximately $825 million was paid to LNC as dividends. LNL also paid $195 million to Swiss Re to settle the closing balance sheet disputed matters and $100 million to satisfy LNL's personal accident business indemnification obligations. The remaining proceeds have been dedicated to the ongoing capital needs of the Company.

Because of ongoing uncertainty related to personal accident and disability income businesses, the reserves related to these exited business lines carried on LNL's balance sheet at December 31, 2003 may ultimately prove to be either excessive or deficient. For instance, in the event that future developments indicate that these reserves should be increased, under FAS 113 LNL would record a current period non-cash charge to record the increase in reserves. Because Swiss Re is responsible for paying the underlying claims to the ceding companies, LNL would record a corresponding increase in reinsurance recoverable from Swiss Re. However, FAS 113 does not permit LNL to take the full benefit in earnings for the recording of the increase in the reinsurance recoverable in the period of the change. Rather, LNL would increase the deferred gain recognized upon the closing of the indemnity reinsurance transaction with Swiss Re and would report a cumulative amortization "catch-up" adjustment to the deferred gain balance as increased earnings recognized in the period of change. Any amount of additional increase to the deferred gain above the cumulative amortization "catch-up" adjustment must continue to be deferred and will be amortized into income in future periods over the remaining period of expected run-off of the underlying business. No cash would be transferred between LNL and Swiss Re as a result of these developments. Accordingly, even though LNL has no continuing underwriting risk, and no cash would be transferred between LNL and Swiss Re, in the event that future developments indicate LNL's December 31, 2003 personal accident or disability income reserves are deficient or redundant, FAS 113 requires LNL to adjust earnings in the period of change, with only a partial offset to earnings for the cumulative deferred gain amortization adjustment in the period of change. The remaining amount of increased gain would be amortized into earnings over the remaining run-off period of the underlying business.

As noted above, effective with the closing of the transaction, the Reinsurance segment's results for the eleven months ended November 30, 2001 were moved into Other Operations.

Earnings from LNL's reinsurance operations were as follows:

                                                     Eleven Months
                                                   Ended November 30,
                                                          2001
                                                   ------------------
                                                     (in millions)
                                                   ------------------
           Revenue................................      $1,681.3
           Benefits and Expenses..................       1,505.3
                                                        --------
             Income before Federal Income Taxes
              and Cumulative Effect of Accounting
              Changes.............................         176.0
           Federal Income Taxes...................          59.0
                                                        --------
             Income before Cumulative Effect of
              Accounting Changes..................         117.0
           Cumulative Effect of Accounting Changes
            (after-tax)...........................          (2.4)
                                                        --------
             Net Income...........................      $  114.6
                                                        ========


--------------------------------------------------------------------------------
12. Restructuring Charges


The following provides details on LNL's restructuring charges.

1999 Restructuring Plan
In 1999, LNL implemented a restructuring plan relating to the discontinuance of HMO excess-of-loss reinsurance programs. The charge associated with this restructuring plan totaled $3.2 million after-tax ($4.9 million pre-tax) and was included in Underwriting, Acquisition, Insurance and Other Expenses on the Consolidated Statement of Income for the year ended December 31, 1999. The pre-tax costs for this plan included $2.4 million for employee severance and termination benefits and $2.5 million for costs relating to exiting business activities. Through December 31, 2001, actual pre-tax costs of $3.7 million were expended or written-off under this restructuring plan. During the fourth quarter of 2000, $1.0 million (pre-tax) of the original charge for the discontinuance of the HMO excess-of-loss restructuring plan was reversed. During the fourth quarter of 2001, the remaining restructuring reserve of $0.2 million relating to the HMO excess-of-loss reinsurance programs was transferred to Swiss Re as part of its acquisition of LNL's reinsurance operations.

2001 Restructuring Plan
During 2001, LNL implemented restructuring plans relating to 1) the consolidation of the Syracuse operations of Lincoln Life & Annuity Company of New York into the Lincoln Retirement segment operations in Fort Wayne, Indiana and Portland, Maine; 2) the elimination of duplicative functions in the Schaumburg, Illinois operations of First Penn-Pacific, and the absorption of these functions into the Lincoln Retirement and Life Insurance segment operations in Fort Wayne, Indiana and Hartford, Connecticut; 3) the reorganization of the life wholesaling function within the independent planner distribution channel, consolidation of retirement wholesaling territories, and streamlining of the marketing and communications functions in LFD; 4) the reorganization and consolidation of the life insurance operations in Hartford, Connecticut related to the streamlining of underwriting and new business processes and the completion of outsourcing of administration of certain closed blocks of business 5) the combination of LFD channel oversight, positioning of LFD to take better advantage of ongoing "marketplace consolidation" and expansion of the customer base of wholesalers in certain non-productive territories and 6) the consolidation of operations and space in LNL's Fort Wayne, Indiana operations.

The Lincoln National Life Insurance Company

The Syracuse restructuring charge was recorded in the first quarter of 2001 and was completed in the first quarter of 2002. The Schaumburg, Illinois restructuring charge was recorded in the second quarter of 2001, the LFD restructuring charges were recorded in the second and fourth quarters of 2001, and the remaining restructuring charges were all recorded in the fourth quarter of 2001. The LFD restructuring plan that was initiated in the second quarter of 2001 was completed in the fourth quarter of 2002. The Life Insurance segment restructuring plan that was initiated in the fourth quarter of 2001 was completed in the fourth quarter of 2002.

The aggregate charges associated with all restructuring plans entered into during 2001 totaled $24.3 million after-tax ($37.4 million pre-tax) for the year ended December 31, 2001. The component elements of these aggregate pre-tax costs include employee severance and termination benefits of $12.2 million, write-off of impaired assets of $3.2 million and other exit costs of $22.0 million primarily related to the termination of equipment leases ($1.4 million) and rent on abandoned office space ($19.5 million). Actual pre-tax costs totaling $1.3 million were expended or written-off and 30 positions were eliminated under the Syracuse restructuring plan. The total amount expended for this plan exceeded the original restructuring reserve by $0.3 million. Actual pre-tax costs totaling $1.8 million were expended or written-off and 26 positions were eliminated under the second quarter of 2001 LFD restructuring plan. The amount expended for this plan was equal to the original reserve. Actual pre-tax costs totaling $2.3 million were expended or written-off and 36 positions were eliminated under the fourth quarter of 2001 Life Insurance segment restructuring plan. The amount expended for this plan was in excess of the original reserve by less than $0.1 million. In addition, $0.1 million of excess reserve on the Schaumburg, Illinois restructuring plan was released during the second quarter of 2002 and $1.5 million of excess reserve on the Fort Wayne restructuring plan was released during the third quarter of 2002. The release of the reserve on the Fort Wayne restructuring plan was due to LNL's purchase and ultimate sale of the vacant building on terms that were favorable to what was included in the original restructuring plan for rent on this abandoned office space. The following table provides information about the remaining 2001 restructuring plans.

                                                       Schaumburg  LFD Plan --  Fort Wayne
                                                          Plan     4th Quarter  Operations  Total
                                                      ------------ ----------- ------------ -----
                                                                     (in millions)
                                                      -------------------------------------------
Employee severance and termination benefits.......... $        3.2 $      3.8  $        0.3 $ 7.3
Write-off of impaired assets.........................           --         --           3.2   3.2
Other costs:
Termination of equipment leases......................           --         --           1.4   1.4
Rent on abandoned office space.......................          0.9         --          19.5  20.4
                                                      ------------ ----------  ------------ -----
Total 2001 Restructuring Charges (pre-tax)........... $        4.1 $      3.8  $       24.4 $32.3
Amounts expended and written off through 2001........          2.4        1.2            --   3.6
                                                      ------------ ----------  ------------ -----
Restructuring reserve at December 31, 2001...........          1.7        2.6          24.4  28.7
Amounts expended in 2002.............................          1.3        2.6          22.3  26.2
Amounts reversed in 2002.............................          0.1         --           1.5   1.6
                                                      ------------ ----------  ------------ -----
Restructuring reserve at December 31, 2002...........          0.3          *           0.6   0.9
Amounts expended in 2003.............................          0.1          *           0.5   0.6
                                                      ------------ ----------  ------------ -----
Restructuring reserve at December 31, 2003........... $        0.2 $       --  $        0.1 $ 0.3
                                                      ============ ==========  ============ =====
Positions to be eliminated under original plan.......           27         63             9    99
Actual positions eliminated through December 31, 2003           26         62            19   107
Expected completion date.............................  1st Quarter  Completed   2nd Quarter
                                                              2004       2003          2004

--------
* Amount is less than $0.1 million.

The Lincoln National Life Insurance Company

2002 Restructuring Plan
During the second quarter of 2002, Lincoln Retirement completed a review of its entire internal information technology organization. As a result of that review, Lincoln Retirement decided in the second quarter of 2002 to reorganize its IT organization in order to better align the activities and functions conducted within its own organization and its IT service providers. This change was made in order to focus Lincoln Retirement on its goal of achieving a common administrative platform for its annuities products, to better position the organization and its service providers to respond to changing market conditions, and to reduce overall costs in response to increased competitive pressures. The following table provides information about this restructuring plan.

                                                               Lincoln
                                                             Retirement
                                                            -------------
                                                            (in millions)
                                                            -------------
      Employee severance and termination benefits..........          $1.6
                                                            =============
      2002 Restructuring Charge (pre-tax)..................           1.6
      Amounts expended in 2002.............................           0.9
                                                            -------------
        Restructuring reserve at December 31, 2002.........           0.7
      Amounts expended in 2003.............................           0.7
                                                            -------------
        Restructuring reserve at December 31, 2003.........          $ --
                                                            =============
      Positions to be eliminated under original plan.......            49
      Actual positions eliminated through December 31, 2003            49
                                                            Completed 3rd
                                                             Quarter 2003

2003 Restructuring Plan
In January 2003, the Life Insurance segment announced that it was realigning its operations in Hartford, Connecticut and Schaumburg, Illinois to enhance productivity, efficiency and scalability while positioning the segment for future growth. In February 2003, Lincoln Retirement announced plans to consolidate its fixed annuity operations in Schaumburg, Illinois into Fort Wayne, Indiana. In June 2003, LNL announced that it was combining its retirement and life insurance businesses into a single operating unit focused on providing wealth accumulation and protection, income distribution and wealth transfer products. The realigned organization is expected to significantly reduce operating expenses while positioning LNL for future growth and to take advantage of the recent market recovery. In August 2003, LNL announced additional realignment activities, which impact all of LNL's domestic operations. The following table provides information about the 2003 restructuring plans.

                                                                             Life         Fixed
                                                                          Insurance      Annuity    Realignment
                                                                         Realignment  Consolidation    June/
                                                                         January 2003 February 2003 August 2003  Total
                                                                         ------------ ------------- ------------ ------
                                                                                         (in millions)
                                                                         ----------------------------------------------
Total expected charges as December 31, 2003............................. $       21.0 $        5.0  $       81.0 $107.0
                                                                         ============ ============  ============ ======
Amounts incurred through December 31, 2003
Employee severance and termination benefits............................. $        7.0 $        1.8  $       20.3 $ 29.1
Write-off of impaired assets............................................          1.9           --           1.9    3.8
Other costs:
Rent on abandoned office space..........................................          6.0          2.2            --    8.2
Other...................................................................          2.8          0.2           1.4    4.4
                                                                         ------------ ------------  ------------ ------
Total 2003 Restructuring Charges (pre-tax)..............................         17.7          4.2          23.6   45.5
Amounts expended........................................................         16.3          3.6          12.1   32.0
                                                                         ------------ ------------  ------------ ------
Restructuring reserve at December 31, 2003.............................. $        1.4 $        0.6  $       11.5 $ 13.5
                                                                         ============ ============  ============ ======
Additional amounts expended that do not qualify as restructuring charges $        2.0 $        0.5  $        4.7 $  7.2
Expense savings realized in 2003 (pre-tax)..............................         20.0          3.0           4.4   27.4
Total expected annual expense savings (pre-tax)......................... $       20.0 $        6.4  $       86.6 $113.0
                                                                         ============ ============  ============ ======
Expected completion date                                                  2nd Quarter  2nd Quarter   1st Quarter
                                                                                 2006         2006          2006

Pre-tax restructuring charges for the June/August realignment activities for the year ended December 31, 2003 were reported in the following segments:
Retirement ($16.0 million), Life Insurance ($1.7 million) and Other Operations ($5.9 million).

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
13. Transactions with Affiliates


Cash and short-term investments at December 31, 2003 and 2002 include LNL's participation in a cash management agreement with LNC of $301.3 million and $257.2 million, respectively. Related investment income amounted to $3.3 million, $5.1 million and $15.1 million in 2003, 2002 and 2001, respectively. Short-term debt of $41.9 million and $103.7 million at December 31, 2003 and 2002, respectively, represents notes payable to LNC. Total interest expense for this short-term debt was $1.3 million, $1.3 million and $2.6 million in 2003, 2002 and 2001, respectively. As shown in Note 5, LNC supplied funding to LNL totaling $1.250 billion in exchange for surplus notes. The interest expense on these surplus notes was $78.0 million per year in 2003, 2002 and 2001.

A transfer pricing arrangement is in place between LFD and Delaware Management Holdings, Inc. ("DMH") related to the wholesaling of DMH's investment products. As a result, LNL received fees of $17.7 million, $16.3 million, and $12.7 million from DMH for transfer pricing in 2003, 2002, and 2001.

LNL paid fees paid of $76.2 million, $95.3 million and $98.3 million to DMH for investment management services in 2003, 2002 and 2001, respectively.

LNL provides services to and receives services from affiliated companies plus it receives an allocation of corporate overhead from LNC. This allocation is based on a calculation that utilizes income and equity of the business units. These activities with affiliated companies resulted in net payments of $77.0 million, $79.7 million and $65.2 million in 2003, 2002 and 2001, respectively.

LNL cedes and accepts reinsurance from affiliated companies. Prior to the third quarter of 2003, no new reinsurance transactions had been executed between LNL and its affiliates since the sale of the reinsurance operations to Swiss Re. Those reinsurance deals between LNL and affiliates that were in place at the time of the sale continue to be in place as of December 31, 2003. Effective July 1, 2003, LNL entered into an Automatic Indemnity Reinsurance Agreement with Lincoln National Reinsurance Company (Barbados) Limited ("LNR Barbados"). Under this agreement, LNL has ceded certain Guaranteed Benefit risks (including certain GMDB and GMWB benefits) to LNR Barbados. During the fourth quarter of 2003, LNL entered into an additional arrangement with LNR Barbados relating to certain risks for certain UL policies, which resulted from recent actuarial reserving guidelines. As of December 31, 2003 and 2002, all of these transactions are between LNL and LNR Barbados and LNL and Lincoln Assurance Limited. As of December 31, 2001, there were also reinsurance transactions in place between LNL and Lincoln Ireland. LNC's investment in Lincoln Ireland was put to Swiss
Re in May 2002. Premiums in the accompanying statements of income include premiums on insurance business accepted under reinsurance contracts and exclude premiums ceded to other affiliated companies, as follows:

                                       Year Ended December 31
                                        2003     2002   2001
                                       ------   ------ ------
                                          (in millions)
                                       --------------------
                     Insurance assumed $   --   $   -- $  0.6
                     Insurance ceded..  158.0    100.4  145.9

The balance sheets include reinsurance balances with affiliated companies as follows:

                                                        December 31
                                                        2003   2002
                                                       ------ ------
                                                       (in millions)
                                                       -------------
            Future policy benefits and claims
             assumed.................................. $  4.6 $  4.1
            Future policy benefits and claims ceded...  862.5  865.8
            Amounts recoverable from reinsurers on
             paid and unpaid losses...................   95.2   99.4
            Reinsurance payable on paid losses........    7.0    5.7
            Funds held under reinsurance treaties--net
             liability................................  727.9  735.5

Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take a reserve credit for such reinsurance, LNL holds assets from the reinsurer, including funds held under reinsurance treaties, and is the beneficiary on letters of credit aggregating $490.0 million and $140.2 million at December 31, 2003 and 2002, respectively. The letters of credit are issued by banks and represent guarantees of performance under the reinsurance agreement. At December 31, 2003 and 2002, LNC had guaranteed $490.0 million and $140.2 million, respectively, of these letters of credit. At December 31, 2001, LNL had a receivable (included in the foregoing amounts) from affiliated insurance companies in the amount of $101.6 million for statutory surplus relief received under financial reinsurance ceded agreements. As of December 31, 2003 and 2002, LNL did not have any statutory surplus relief transactions with affiliates.

Report of Ernst & Young LLP
Independent Auditors

Board of Directors
The Lincoln National Life Insurance Company

We have audited the accompanying consolidated balance sheets of The Lincoln National Life Insurance Company as of December 31, 2003 and 2002, and the related consolidated statements of income, shareholder's equity and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Lincoln National Life Insurance Company at December 31, 2003 and 2002, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 2 to the consolidated financial statements, in 2003 the Company changed its method of accounting for stock compensation costs, certain reinsurance arrangements and costs associated with exit or disposal activities. Also, as discussed in Note 2 to the consolidated financial statements, in 2002 the Company changed its method of accounting for goodwill and its related amortization, and in 2001 the Corporation changed its method of accounting for derivative instruments and hedging activities as well as its method of accounting for impairment of certain investments.

/s/ Ernst & Young LLP
Philadelphia, Pennsylvania
February 6, 2004

                    LINCOLN LIFE VARIABLE ANNUITY ACCOUNT W

                       REGISTRATION STATEMENT ON FORM N-4

                            PART C--OTHER INFORMATION


Item 24. FINANCIAL STATEMENTS AND EXHIBITS
--------


    (a)  LIST OF FINANCIAL STATEMENTS

         (1)   Part A.
               The Table of Condensed Financial Information is included in Part A of this Registration Statement.

         (2)   Part B.
               The following financial statements for the Variable Account are included in Part B of this Registration Statement:

               Statement of Assets and Liabilities - December 31, 2003 Statement of Operations - Year ended December 31, 2003 Statements of Changes in Net Assets - Years ended December 31,
                 2003 and 2002
               Notes to Financial Statements - December 31, 2003
               Report of Ernst & Young LLP, Independent Auditors


         (3)   Part B.

               The following consolidated financial statements for The Lincoln National Life Insurance Company are included in Part B of this Registration Statement:

               Consolidated Balance Sheets - Years ended December 31, 2003 and
                 2002
               Consolidated Statements of Income - Years ended December 31,
                 2003, 2002, and 2001
               Consolidated Statements of Shareholder's Equity - Years ended
                 December 31, 2003, 2002, and 2001
               Consolidated Statements of Cash Flows - Years ended December 31,
                 2003, 2002, and 2001
               Notes to Consolidated Financial Statements - December 31, 2003 Report of Ernst & Young LLP, Independent Auditors

Item 24.                              (Continued)

     (b)  List of Exhibits

(1) Resolution of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account W is hereby ] incorporated by reference to filing on Form N-4 (File No. 333-52568) filed on December 22, 2000.

(2)      Not applicable.

(3) (a) Form of Selling Group Agreement incorporated herein by reference to filing on Form N-4 (File No. 333-52568) filed on August 1, 2001.

(4) (a) Variable Annuity Contract incorporated herein by reference to filing on Form N-4 (File No. 333-52568) filed on August 1, 2001.

     (b) Annuity Payment Option Rider incorporated herein by reference to filing on Form N-4 (File No. 333-52568) filed on August 1, 2001.

     (c) Estate Enhancement Death Benefit Rider incorporated herein by reference to filing on Form N-4 (File No. 333-52568) filed on August 1, 2001.

     (d) DCA Fixed Account Rider incorporated herein by reference to filing on Form N-4 (File No. 333-52568) filed on August 1, 2001.

     (e) Interest Adjusted Fixed Account Rider incorporated herein by reference to filing on Form N-4 (File No. 333-52568) filed on August 1, 2001.

     (f) Form of I4L (NQ) Rider incorporated herein by reference to filing on Form N-4 (File No. 333-73532) filed on April 9, 2002.

     (g) Form of I4L (IRA) Rider incorporated herein by reference to filing on Form N-4 (File No. 333-73532) filed on April 9, 2002.

     (h) Individual Retirement Annuity (IRA) Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-52568) filed on April 10, 2003.

     (i) Individual Retirement Annuity (IRA) Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-52568) filed on April 10, 2003.

     (j) Roth Individual Retirement Annuity Endorsement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-52568) filed on April 10, 2003.

     (k) Contract Benefit Data (I4LA-CB) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-52568) filed on April 10, 2003.

     (l) Contract Benefit Data (I4LA-CB-PR) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-52568) filed on April 10, 2003.

     (m) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-52568) filed on April 10, 2003.

     (n) Variable Annuity Income Rider (I4LA-Q-PR) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-52568) filed on April 10, 2003.

     (o) Variable Annuity Income Rider (I4LA-NQ-PR) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-52568) filed on April 10, 2003.

     (p) Accumulated Benefit Enhancement Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-52568) filed on April 10, 2003.

     (q) Estate Enhancement Death Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-52568) filed on April 10, 2003.

     (r) Enhanced Guaranteed Minimum Death Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-52568) filed on April 10, 2003.

     (s) Variable Annuity Income Rider (I4LA-Q 8/02) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-52568) filed on April 10, 2003.

     (t) Variable Annuity Income Rider (I4LA-NQ 10/02) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-52568) filed on April 10, 2003.

     (u) Variable Annuity Rider (32793 5/03) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-52568) filed on April 10, 2003.

     (v) Guarantee of Principal Death Benefit Rider (32148) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-52568) filed on April 10, 2003.

(5) Application incorporated herein by reference to filing on Form N-4 (File No. 333-52568) filed on August 1, 2001.

(6) (a) Articles of Incorporation of The Lincoln National Life Insurance Company are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 9, 1998.

     (b) By-laws of The Lincoln National Life Insurance Company are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 9, 1998.

(7)      Not applicable.


(8) (a) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:

             (i)      AIM Variable Insurance Funds.

             (ii)     Alliance Variable Products Series Fund.

             (iii)    American Variable Insurance Series

             (iv)     Delaware Group Premium Fund, Inc.

             (v)      Deutsche Asset Management VIT Funds.

             (vi)     Evergreen Variable Annuity Trust

             (vii)    Lincoln VIP Trust

             (viii)   MFS Variable Insurance Trust.

             (ix)     Neuberger Berman Advisers Management Trust.

             (x)      Putnam Variable Insurance Trust.

             (xi)     Fidelity Variable Insurance Products.

             (xii)    Wells Fargo Variable Trust.


     (b) Services Agreement between Delaware Management Holdings, Inc., Delaware Services Company, Inc. and Lincoln National Life Insurance Company is incorporated herein by reference to the registration statement of Lincoln National Growth & Income Fund, Form N-1A (File No. 2-80741), Amendment No. 21 filed on April 10, 2000.

     (c) Amendment to the Services Agreement Fee Schedule incorporated herein by reference to filing on Form N-4 (File No. 333-73532) filed on April 9, 2002.

(9) Opinion and consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-52568) filed on August 1, 2001.


(10)     Consent of Ernst & Young LLP, Independent Auditors.

(11)     Not applicable.

(12)     Not applicable.

(13)     Not applicable.

(14)     Not applicable.

(15)     Organizational Chart

(16)     Power of Attorney



Item 25.

The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln Life Variable Annuity Account W as well as the contracts. The list also shows Lincoln Life's executive officers.

                    DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name                         Positions and Offices with LNL
----                         ------------------------------

Jon A. Boscia**              President and Director
John H. Gotta***             Executive Vice President and Chief Executive
                             Officer of Life Insurance and Retirement Services
                             and Director
Todd R. Stephenson*          Senior Vice President, Chief Financial Officer and
                             Director
Gary Parker***               Senior Vice President and Chief Product Officer
Dennis L. Schoff**           Senior Vice President and General Counsel
Christine S. Frederick***    Vice President and Chief Compliance Officer
Eldon J. Summers*            Treasurer and Second Vice President
C. Suzanne Womack***         Secretary and Second Vice President
See Yeng Quek****            Director and Chief Investment Officer

*    Principal business address is 1300 S. Clinton Street, Fort Wayne, IN 46802
** Principal business address is Center Square West Tower, 1500 Market Street, Suite 3900, Philadelphia, PA 19102-2112
***  Principal business address is 350 Church Street, Hartford, CT 06103
**** Principal business address is One Commerce Square, 2005 Market Street,
     39/th/ Floor, Philadelphia, PA 19103-3682

Item 26.
                  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
                        WITH THE DEPOSITOR OR REGISTRANT


     See Exhibit 15: Organizational Chart of the Lincoln National Insurance Holding Company System.


Item 27.
                         NUMBER OF CONTRACTOWNERS

     As of February 27, 2004, there were 287 contractowners under Account W.

Item 28.                         Indemnification

     (a) Brief description of indemnification provisions.

         In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (LNL) provides that LNL will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNL, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, LNL. Certain additional conditions apply to indemnification in criminal proceedings.

         In particular, separate conditions govern indemnification of directors, officers, and employees of LNL in connection with suits by, or in the right of, LNL.

         Please refer to Article VII of the By-Laws of LNL (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.


     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                       Principal Underwriter

     (a) Lincoln Life also currently serves as Principal Underwriter for Lincoln National Variable Annuity Fund A (Group); Lincoln National Variable Annuity Fund A (Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln Life Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Flexible Premium Variable Life Account Y; Lincoln National Variable Annuity Account 53.

     (b) See Item 25.

     (c) N/A

Item 30.  Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company ("Lincoln Life"), 1300 S. Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Delaware Management Company, One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103.

Item 31.  Management Services

Not Applicable.

Item 32.  Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 4 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and the State of Indiana on this 23/rd/ day of April, 2004.

                                     LINCOLN LIFE VARIABLE ANNUITY ACCOUNT W
                                     (Registrant)
                                     Wells Fargo New Directions Access

                                     By: /s/ Rise' C. M. Taylor
                                         ---------------------------------------
                                         Rise' C. M. Taylor
                                         Vice President, The Lincoln National
                                         Life Insurance Company
                                         (Title)

                                     THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                                     (Depositor)

                                     By: /s/ Janet Chrzan
                                         ---------------------------------------
                                         Janet Chrzan
                                         (Signature-Officer of Depositor)
                                         Vice President, The Lincoln National
                                         Life Insurance Company
                                         (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on April 23, 2004.

Signature                                  Title
---------                                  -----

*                                          President and Director
------------------------------------       (Principal Executive Officer)
Jon A. Boscia

*                                          Executive Vice President,
------------------------------------       Chief Executive Officer and
John H. Gotta                              Director

*                                          Senior Vice President, Chief
------------------------------------       Financial Officer and Director
Todd R. Stephenson                         (Principal Accounting Officer and
                                           Principal Financial Officer)

*                                          Director
------------------------------------
Barbara S. Kowalczyk

*                                          Director
------------------------------------
Richard C. Vaughan

*                                          Director
------------------------------------
Jude T. Driscoll

*                                          Chief Investment Officer and Director
------------------------------------
See Yeng Quek


*By   /s/ Rise' C. M. Taylor               Pursuant to a Power of Attorney
 -----------------------------------
      Rise' C. M. Taylor